As Filed with the Securities and Exchange Commission on May 23, 2012
1933 Act File No. 333-148624
1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 40	☑

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 42	☑

Allianz Funds Multi-Strategy Trust
(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)
(888) 852-3922
(Registrant’s telephone number, including area code)
Brian S. Shlissel
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
Name and address of agent for service:

Copies to:
Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.
It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On April 1, 2012 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment is being filed to register Class A, Class C, Class D, Class P and Institutional Class shares of Allianz NFJ International Small-Cap Value Fund (the “Fund”), a new series of Allianz Funds Multi-Strategy Trust (the “Trust”). This Post-Effective Amendment No. 40 relates only to the Fund and does not supersede or amend disclosure in the Trust’s registration statement relating to any other series of the Trust.
Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

File Nos. 333-148624 and 811-22167

May 23, 2012
Share Classes      Institutional    Class P    Class D

Allianz Multi-Strategy Funds Prospectus

Allianz NFJ International Small-Cap Value Fund
Institutional Class	AJVIX
Class P	AJVPX
Class D	AJVDX

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Multi-Strategy Funds Prospectus

The Prospectus explains what you should know about the Allianz NFJ International Small-Cap Value Fund (the “Fund”) of Allianz Funds Multi-Strategy Trust (the “Trust”) before you invest. Please read it carefully.

Allianz NFJ International Small-Cap Value Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expenses	Expense
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Institutional	0.95%	None	9.51%	10.46%	(9.26)%	1.20%

Class P	0.95	None	9.61	10.56	(9.26)	1.30

Class D	0.95	0.25%	9.51	10.71	(9.26)	1.45

(1) Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2012 and include organizational expenses.

(2) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2014, to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.20% for Institutional Class shares, 1.30% for Class P shares and 1.45% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years

Institutional	$122	$1,726

Class P	132	1,753

Class D	148	1,794

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in common stocks and equity securities of non-U.S. companies. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other

Prospectus	1

Allianz NFJ International Small-Cap Value Fund (continued)

derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
L. Baxter Hines, Portfolio Manager and Vice President at NFJ, has managed the Fund since its inception in 2012 and is the Lead Portfolio Manager.

Benno J. Fischer, Portfolio Manager, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2012.

Paul A. Magnuson, Portfolio Manager and Managing Director of NFJ, has managed the Fund since its inception in 2012.

Morley D. Campbell, Portfolio Manager and Senior Vice President of NFJ, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

2	Allianz Multi-Strategy Funds

Allianz NFJ International Small-Cap Value Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

Principal Investments and Strategies of the Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding the Fund’s investment objective, principal investments and strategies and principal risks.

The Fund is subject to capitalization criteria and percentage investment limitations, as noted in its Fund Summary above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Fund. The fact that the Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

4	Allianz Multi-Strategy Funds

Allianz NFJ International Small-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Value Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with small capitalizations Approximate Number of Holdings 125-200	Approximate Primary Capitalization Range Between $500 million and $5 billion Dividend Frequency Annually

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in common stocks and equity securities of non-U.S. companies. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Smaller Company Risk • Liquidity Risk • Focused Investment Risk	• IPO Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	5

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund Summary and are described in more detail in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Credit Risk	The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral) is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The Fund is also subject to the risk that a counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to honor its obligations to the Fund.

Currency Risk	To the extent the Fund invests directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Emerging Markets Risk	To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly-defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to Emerging Markets Risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent the Fund invests in equity-related instruments it will also be subject to these risks.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in

6	Allianz Multi-Strategy Funds

current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the fund’s net asset value. Similarly, certain underlying bond funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified funds that invest in a relatively small number of issuers are subject to similar risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area, for example, regional economic risks relating to weather emergencies and natural disasters. Similarly, a fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk to the extent it invests a substantial portion of assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

IPO Risk	Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from purchasing or selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

To the extent the portfolio managers employ quantitative models, whether proprietary or maintained by third parties, there can be no assurance that such models will behave as expected in all market conditions, including due to deviations between expected and actual relationships among variables. In addition, the computer programming used to construct, or the data employed by, quantitative models may contain errors, which may

Prospectus	7

cause losses for the Fund or reduce performance. In the event third-party models become increasingly costly or unavailable, the portfolio managers may be forced to rely on proprietary models or to reduce or discontinue their use of quantitative models.

The Fund is also subject to the risk that deficiencies in the operational systems or controls of the Manager or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Market Risk	The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. To the extent the Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or geographic area, it will generally have more exposure to regional economic risks, including weather emergencies and natural disasters. For example, because the Fund may invest more than 25% of its assets in particular countries, it may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, the Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in the Fund.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

8	Allianz Multi-Strategy Funds

Additional Risks of Investing in the Fund	In addition to the risks described above, the Fund is newly or relatively recently formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Prospectus	9

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on the Fund’s website at www.allianzinvestors.com. The website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

10	Allianz Multi-Strategy Funds

Management of the Fund

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. In this capacity, the Manager provides investment advisory and certain administrative services to the Fund, as described under “Management of the Fund.” Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund, its business affairs and other administrative matters.

The Manager is located at 1633 Broadway, New York, New York 10019. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of March 31, 2012, the Manager and its investment management affiliates had approximately $1.5 trillion in assets under management.

The Manager has retained an investment management firm (“Sub-Adviser”) to manage the Fund’s investments. See “Sub-Adviser” below. The Manager may retain affiliates to provide various administrative and other services required by the Fund.

Management Fees	The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services.

The Fund is newly formed, and as a result, management fees paid to AGIFM during the most recently completed fiscal year are not available. For the current fiscal year, the Fund will pay monthly management fees to the Manager at the annual rate of 0.95% (stated as a percentage of the average daily net assets).

A discussion regarding the basis for the Board of Trustees’ initial approval of the investment management agreement between Allianz Global Fund Management and the Fund, and the sub-advisory agreement between Allianz Global Fund Management and the Sub-Adviser will be available in the Fund’s semi-annual report to shareholders for the six-month period ended May 31.

Expense Limitation Arrangements	The Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary. Specifically, the Manager will waive its Management Fee or reimburse the Fund until the date indicated to the extent that Total Annual Fund Operating Expenses including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Sub-Adviser	The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about the Sub-Adviser.

Sub-Adviser*

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201

* The Sub-Adviser is affiliated with the Manager.

The following provides additional information about the Sub-Adviser and the individual portfolio managers who share primary responsibility for managing the Fund’s investments. For the Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund and other series of the Trust they manage.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and, as noted above, is a

Prospectus	11

wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2012, of approximately $36.4 billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

Allianz NFJ International Small-Cap Value Fund	L. Baxter Hines (Lead)	2012 (Inception)	Vice President and Portfolio Manager at NFJ. He has over 5 years’ experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001. Mr. Hines has over 6 years of experience.

	Benno J. Fischer	2012 (Inception)	Managing Director, Portfolio Manager and founding partner at NFJ. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He is a CFA charterholder. He has over 46 years of investment industry experience.

	Paul A. Magnuson	2012 (Inception)	Managing Director and Portfolio Manager at NFJ. He has over 26 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management. Mr. Magnuson has his BBA from the University of Nebraska.

	Morley D. Campbell	2012 (Inception)	Senior Vice President and Portfolio Manager at NFJ. He has over 7 years of experience in investment and financial analysis. Prior to joining NFJ in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003. He is a CFA charterholder.

Manager/Sub-Adviser Relationship	Shareholders of the Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with affiliates of the Manager without shareholder approval, unless those affiliates are wholly-owned by Allianz. However, the Trust and the Manager may seek further exemptive and no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1633 Broadway, New York, New York 10019, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	Legal proceedings involving the Investment Manager and certain of its affiliates, which were previously disclosed, have been resolved.

12	Allianz Multi-Strategy Funds

Classes of Shares—Institutional Class, Class P and Class D Shares

The Trust offers investors Institutional Class, Class P and Class D shares of the Fund in this Prospectus. The Fund Summary at the beginning of this Prospectus indicates which classes are offered for the Fund.

Before purchasing shares of the Fund directly, an investor should inquire about the other classes of shares offered by the Trust, which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-498-5413 for information about other investment options.

The Fund does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class, Class P or Class D shares.

Some of the share classes are generally subject to a higher level of operating expenses than other share classes due to the additional service and/or distribution fees paid by such shares as described below. The share classes that are not subject to these expenses, or that are subject to lower expenses, will generally pay higher dividends and have a more favorable investment return.

•   Service Fees—Class P Shares. The Trust has adopted an Administrative Services Plan for Class P shares of the Fund. The Plan allows the Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits the Fund to make service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Class P shares. Because these fees are paid out of the Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.

•   Arrangements with Service Agents—Institutional Class and Class P Shares. Institutional Class and Class P shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize the Manager’s investment advisory services or invest in the Fund or in other products sponsored by Allianz and its affiliates.

For Class P shares, the Manager may make arrangements for the Fund to make payments, directly or through the Manager or its affiliate, for providing certain services with respect to Class P shares held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, the Fund may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. In the event the Distributor provides similar services to certain Class P shareholders, it may receive service agent fees under the Administrative Services Plan for Class P shares. These amounts would be in addition to amounts paid by the Fund to the Trust’s transfer agents or other service providers as well as in addition to amounts described under “Payments to Financial Firms” below. The Manager and its affiliates do not audit the service agents to determine whether they are providing the services for which they are receiving such payments.

Prospectus	13

•   12b-1 Plan for Class D Shares. The Fund has adopted a servicing plan for its Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund pays to the Distributor up to 0.25% per annum of the Fund’s average daily net assets attributable to Class D shares as compensation in respect of services in connection with the distribution of Class D shares or the provision of shareholder services. Based on the types of services that are expected to be provided in respect of Class D shares, the Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of FINRA. Some or all of the activities for which these servicing fees are paid may be deemed to be primarily intended to result in the sale of Class D shares. Because Rule 12b-1 fees are paid out of the Fund’s Class D share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

•   Financial Service Firms—Class D Shares. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Fund. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by a shareholder’s account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. A firm may independently establish and charge transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce a shareholder’s investment returns on Class D shares of the Fund.

A financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Fund, the Manager or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans may be higher). A firm may establish various minimum investment requirements for Class D shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Shareholders who hold Class D shares of the Fund through a financial service firm should contact that firm for information.

This Prospectus should be read in connection with a financial service firm’s materials regarding its fees and services.

Payments to Financial Firms	Some or all of the distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which a shareholder purchases shares. Payments are made to financial firms selected by the Distributor or its affiliates. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

Pursuant to arrangements with the Distributor, selected financial service firms provide varying investment products, programs or accounts through which their clients may purchase and redeem Class D shares of the Fund. These firms generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by client accounts, and may arrange with their clients for other investment or administrative services. Financial service firms typically have omnibus accounts and similar arrangements with the Trust and are paid for providing sub-transfer agency and other administrative and shareholder services. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The Fund may pay for these services directly or indirectly at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund under the Rule 12b-1 Plan for Class D shares described above) of the Fund’s average daily net assets attributable to its Class D shares and purchased through a particular firm for its clients, although payments with respect to shares in retirement plans are often higher. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers as well as in addition to any amounts described below. These payments may be material to financial service firms relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition

14	Allianz Multi-Strategy Funds

to other fees, such as the revenue sharing or “shelf space” fees described below. The payments described above may be greater or less than amounts paid by the Fund to the Trust’s transfer agents for providing similar services to other accounts. The Distributor and the Manager do not audit the financial service firms to determine whether they are providing the services for which they are receiving such payments.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class or Class P shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

Prospectus	15

How to Buy and Sell Shares

Buying Shares— Institutional Class and Class P Shares	Investors may purchase Institutional Class and Class P shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge. The Statement of Additional Information provides technical information about certain features that are offered exclusively to investors in Institutional Class shares by the Trust.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and the Fund pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

With respect to Institutional Class shares, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of the class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

    •   Investment Minimums. The minimum initial investment for shares of the Institutional Class and Class P shares is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

    •   Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Family of Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 or, for investors in Institutional Class shares, to Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968. A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Class P shares by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services—Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. In order to receive instructions for wire transfer the investor may telephone the Trust at 1-800-498-5413. At that time investors should provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

Additionally, Institutional Class investors may send a check payable to the Allianz Family of Funds along with a completed application form to: Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers, or in other circumstances as may be agreed to by the Manager.

    •   Additional Investments. An investor may purchase additional Institutional Class and Class P shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above. Additionally, for Institutional Class shares, an investor may send a check payable to the Allianz Family of Funds, c/o BFDS at the P.O. Box address noted above.

    •   Other Purchase Information. Purchases of the Fund’s Institutional Class and Class P shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Classes of shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the

16	Allianz Multi-Strategy Funds

Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

    •   Retirement Plans. Institutional Class, Class P and Class D shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Buying Shares— Class D Shares	Class D shares of the Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Fund in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms—Class D Shares” above.

Class D shares are offered through financial service firms. In connection with purchases, a financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge for such services. To purchase shares of the Fund directly from the Distributor, an investor should inquire about the other classes of shares offered by the Trust. An investor may call the Distributor at 1-800-498-5413 for information about other investment options.

Class D shares of the Fund will be held in a shareholder’s account at a financial service firm and, generally, the firm will hold a shareholder’s Class D shares in nominee or street name as your agent. In most cases, the Transfer Agent will have no information with respect to or control over accounts of specific Class D shareholders and a shareholder may obtain information about accounts only through the financial service firm. In certain circumstances, the firm may arrange to have shares held in a shareholder’s name or a shareholder may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, a shareholder may contact the Distributor at 1-800-498-5413 for information about the account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$1,000	$50

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

A financial service firm may impose different investment minimums than the Trust. For example, if a shareholder’s firm maintains an omnibus account with the Fund, the firm may impose higher or lower investment minimums than the Trust when a shareholder invests in Class D shares of the Fund through the firm. A Class D shareholder should contact the financial service firm for information. The Fund or the Distributor may waive the minimum initial investment at their discretion.

Prospectus	17

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations	A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an authorized person.

Orders sent to the Distributor’s P.O. Box are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset

18	Allianz Multi-Strategy Funds

values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Shares of the Fund are publicly offered for sale only in the U.S., its territories and possessions.

Redemptions of Shares Held Directly with the Trust
    •   Redemptions by Mail. An investor may redeem (sell) shares held directly with the Trust by submitting a written request to Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

    •   Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

Prospectus	19

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays (which may be considerable) in exercising telephone redemption privileges during periods of market volatility. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by an authorized person, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Signature Validation.”

In addition, for taxable shareholders, a redemption is generally a taxable event that will generate capital gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Redemptions of Shares Held Through Intermediaries or Financial Service Firms	You can sell (redeem) shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your shares, you may contact the Distributor at 1-800-498-5413 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Signature Validation.”

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

20	Allianz Multi-Strategy Funds

Redemptions in Kind	The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Signature Validation	When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Minimum Account Size	Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account that falls below the values listed below.

    •   Institutional Class and Class P. The Trust reserves the right to redeem Institutional Class and Class P shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

    •   Class D. Investors should maintain an account balance in Class D shares of the Fund held by an investor of at least the minimum investment necessary to open the particular type of account. If an investor’s Class D shares balance remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem an investor’s remaining Class D shares and close that Fund account after giving the investor 60 days to increase the account balance. An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in accounts with the Trust and Allianz Funds exceeds $50,000.

Exchange Privilege	Except as provided below or in the Fund’s or series’ prospectus(es), an investor may exchange Institutional Class, Class P or Class D shares of the Fund for shares of the same class of any other series of the Trust that offers that class based on the respective NAVs of the shares involved. An investor may also exchange shares of the Fund for shares of the same class of a series of Allianz Funds, a group of affiliated mutual funds composed of equity portfolios managed by Allianz Global Fund Management, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

In the case of Institutional Class and Class P shares, an exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. For Class D shares, please contact your financial service firm to exchange shares and for additional information about the exchange privilege.

Shares of all classes are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Trust or its designee. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

An investor may exchange shares only with respect to the Fund or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Prospectus	21

Shares of one Class of the Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information.

The Trust and the Manager each reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Cost Basis Reporting	When you redeem, sell or exchange Fund shares, the Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting requirement is effective for Fund shares acquired by you (including through dividend reinvestment) on or after January 1, 2012, when you subsequently redeem, sell or exchange those shares. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in the Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please consult the Fund’s Web site at www.allianzinvestors.com, or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis in Fund shares acquired prior to January 1, 2012.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

22	Allianz Multi-Strategy Funds

How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Fund having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Prospectus	23

Fund Distributions

The Fund will distribute substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually. To the extent a significant portion of the securities held by the Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

In addition, the Fund distributes any net capital gains (i.e., the excess of net long-term gains over net short-term losses) it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of the Fund’s distributions to shareholders may vary from period to period.

The Fund’s dividend and capital gain distributions with respect to Class P or Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

For Class D shares, you can choose from the following distribution options:

• Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in Class D shares of any other Fund or series of Allianz Funds that offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option when your account is established.

• Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). You must elect this option when your account is established.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact the Trust at 1-800-498-5413. For Class D shares, you should contact your financial service firm or call the Distributor at 1-800-988-8380.

24	Allianz Multi-Strategy Funds

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Fund. An investment in the Fund may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

The Fund intends to elect to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. The Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. The Fund will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than 12 months over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

The Fund’s transactions in derivatives, short sales, or similar or related transactions could affect the amount, timing and character of distributions from the Fund; the extent to which or manner in which the Fund engages in such transactions could be limited by tax considerations. The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will

Prospectus	25

be taxed as capital gain. See “Cost Basis Reporting” above for a description of reporting rules relating to certain redemptions of Fund shares.

•   A Note on Non-U.S. Investments. The Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be eligible to elect to pass through to you a deduction or credit for foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid before January 1, 2013 and is currently scheduled to increase to 31% for amounts paid thereafter.

26	Allianz Multi-Strategy Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified in the Fund Summary and under “Principal Investments and Strategies of the Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that the Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They

Prospectus	27

may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Fund may invest in foreign (non-U.S.) securities. The Fund defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). It is expected that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investing in these instruments exposes the Fund to credit risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities	The Fund that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed

28	Allianz Multi-Strategy Funds

markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	To the extent the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summary or under “Principal Investments and Strategies of the Fund,” the Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly

Prospectus	29

participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summary or under “Principal Investments and Strategies of the Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund’s use of derivatives may include the purchase and sale (write) call and put options on securities, securities indexes and foreign currencies; and may also include the purchase and sale of futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent the Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction

30	Allianz Multi-Strategy Funds

at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, the Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that the Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Fund may deviate from the principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it do so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Investments in U.S. Government securities and other government securities remain subject to the risks associated with downside or default. Unless otherwise stated in the Fund Summary or under “Principal Investments and Strategies of the Fund,” the Fund may invest in derivatives based on fixed income securities. Although the Fund focuses on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to

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changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Senior and Other Bank Loans	The Fund may invest in fixed- and floating-rate loans issued by banks (including, among others, Senior Loans, delayed funding loans and revolving credit facilities). Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets.

As noted, the Fund may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Fund may also invest in “participations” in bank loans. Participations by the Fund in a lender’s portion of a bank loan typically will result in the Fund having a contractual relationship only with such lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation.

The Senior Loans in which the Fund may invest typically pay interest at rates that are re-determined periodically on the basis of a floating base lending rate (such as the LIBOR Rate) plus a premium. Although Senior Loans are typically of below investment grade quality (i.e., high yield securities), they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution’s employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the net asset value, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Fund may invest in Senior Loans that are unsecured.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on

32	Allianz Multi-Strategy Funds

which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Credit Ratings and Unrated Securities	The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Fund’s Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Adviser does not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When the Fund holds variable- or floating-rate

Prospectus	33

securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of the Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

Loans of Portfolio Securities	For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. The Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. The Fund does not currently have a program in place pursuant to which they could lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	The Fund may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When the Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the

34	Allianz Multi-Strategy Funds

short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund may engage in short sales that are not “against the box,” which involve additional risks. The Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder the Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, the Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, the Fund may be unable to engage in short sales of individual securities on traditional terms. They may instead seek all of their short exposure through derivatives. To the extent the Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above.

When-Issued, Delayed Delivery and Forward Commitment Transactions	The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	The Fund may enter into reverse repurchase agreements and dollar rolls, subject to its limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Prospectus	35

The Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REITs and Real Estate-Linked Derivatives	The Fund may invest in real estate investment trusts (REITs) or real estate-linked derivative instruments. REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs or real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. A fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. The Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

36	Allianz Multi-Strategy Funds

Portfolio Turnover	The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of the Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Changes in Investment Objectives and Policies	The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, to the extent the Fund is recently formed, it would have limited performance history, or even none at all, for investors to evaluate. Also, it is possible that a newer fund and smaller-sized fund (including a fund that has lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, may have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or the Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

Prospectus	37

Financial Highlights

The Fund is newly formed and as a result financial highlights are not available.

38	Allianz Multi-Strategy Funds

Additional Performance Information

This section contains additional information regarding the calculation of the Fund’s performance and the presentation of such performance, once such performance becomes available. Once a full calendar year of performance is available the Average Annual Total Returns Table in the Fund Summary compares the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that will be used in the Fund Summary. The sub-section below titled “Share Class Performance” describes the calculation of the Fund’s class-by-class performance.

Index Descriptions.	The MSCI World ex-US Small Cap Index captures small cap representation across 23 of 24 Developed Markets (DM) countries (excluding the United States). It is not possible to invest directly in the index. Performance data shown for the index is calculated net of dividend tax withholding.

Lipper Average Descriptions.	Lipper International Small/Mid-Cap Value Funds Average is a total return Funds performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor. International small/mid-cap value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

Share Class Performance	Information about the Fund’s performance is based on its record to a recent date and is not intended to indicate future performance. Investment results of the Fund will fluctuate over time, and any representation of the Fund’s total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Fund’s annual and semi-annual reports to shareholders, when they become available, will contain additional performance information for the Fund.

Prospectus	39

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40	Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, NY 10019

SUB-ADVISERS
NFJ Investment Group LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199

For further information about the Allianz Multi-Strategy Funds and Allianz Funds call 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus.

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders, when they become available, include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, make shareholder inquiries or access our 24 hour automated telephone response system by calling 1-800-498-5413 or by writing to:

Allianz Funds
1633 Broadway
New York, NY 10019

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

Investment Company Act File No. 811-22167

File Nos. 333-148624 and 811-22167

May 23, 2012
Share Classes      Class A    Class C

Allianz Multi-Strategy Funds Prospectus

Allianz NFJ International Small-Cap Value Fund
Class A	AJVAX
Class C	AJVCX

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Multi-Strategy Funds Prospectus

The Prospectus explains what you should know about the Allianz NFJ International Small-Cap Value Fund (the “Fund”), a series of Allianz Funds Multi-Strategy Trust (the “Trust”) before you invest. Please read it carefully.

Allianz NFJ International Small-Cap Value Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expenses
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Class A	0.95%	0.25%	9.51%	10.71%	(9.26)%	1.45%

Class C	0.95	1.00	9.51	11.46	(9.26)	2.20

(1) Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2012 and include organizational expenses.

(2) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2014, to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.45% for Class A shares and 2.20% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years

Class A	$689	$2,245	$689	$2,245

Class C	323	1,993	223	1,993

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in common stocks and equity securities of non-U.S. companies. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’

Prospectus	1

Allianz NFJ International Small-Cap Value Fund (continued)

earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
L. Baxter Hines, Portfolio Manager and Vice President at NFJ, has managed the Fund since its inception in 2012 and is the Lead Portfolio Manager.

Benno J. Fischer, Portfolio Manager, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2012.

Paul A. Magnuson, Portfolio Manager and Managing Director of NFJ, has managed the Fund since its inception in 2012.

Morley D. Campbell, Portfolio Manager and Senior Vice President of NFJ, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

2	Allianz Multi-Strategy Funds

Allianz NFJ International Small-Cap Value Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

Principal Investments and Strategies of the Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding the Fund’s investment objective, principal investments and strategies and principal risks.

The Fund is subject to capitalization criteria and percentage investment limitations, as noted in its Fund Summary above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Fund. The fact that the Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

4	Allianz Multi-Strategy Funds

Allianz NFJ International Small-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Value Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with small capitalizations Approximate Number of Holdings 125-200	Approximate Primary Capitalization Range Between $500 million and $5 billion Dividend Frequency Annually

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in common stocks and equity securities of non-U.S. companies. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • IPO Risk • Smaller Company Risk • Liquidity Risk	• Focused Investment Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund Summary and are described in more detail in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by a fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Credit Risk	The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral) is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The Fund is also subject to the risk that a counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to honor its obligations to the Fund.

Currency Risk	To the extent the Fund invests directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Emerging Markets Risk	To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly-defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to Emerging Markets Risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent the Fund invests in equity-related instruments it will also be subject to these risks.

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in

6	Allianz Multi-Strategy Funds

current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Similarly, certain underlying bond funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers of the same status. Some of those issuers also may present substantial credit or other risks. Diversified funds that invest in a relatively small number of issuers are subject to similar risks. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area, for example, regional economic risks relating to weather emergencies and natural disasters. Similarly, a fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

IPO Risk	Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from purchasing or selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

To the extent the portfolio managers employ quantitative models, whether proprietary or maintained by third parties, there can be no assurance that such models will behave as expected in all market conditions, including due to deviations between expected and actual relationships among variables. In addition, the computer programming used to construct, or the data employed by, quantitative models may contain errors, which may

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cause losses for the Fund or reduce performance. In the event third-party models become increasingly costly or unavailable, the portfolio managers may be forced to rely on proprietary models or to reduce or discontinue their use of quantitative models.

The Fund is also subject to the risk that deficiencies in the operational systems or controls of the Manager or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Market Risk	The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. To the extent the Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters. For example, because the Funds may invest more than 25% of its assets in particular countries, it may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, the Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in the Fund.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

8	Allianz Multi-Strategy Funds

Additional Risks of Investing in the Fund	In addition to the risks described above, the Fund is newly or relatively recently formed and therefore has limited or no history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

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Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Manager will post the Fund’s portfolio holdings information on the Fund’s website at www.allianzinvestors.com. The Fund’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

10	Allianz Multi-Strategy Funds

Management of the Fund

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for the Fund. In this capacity, the Manager provides investment advisory and certain administrative services to the Fund. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Manager is located at 1633 Broadway, New York, New York 10019. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of March 31, 2012, the Manager and its investment management affiliates had approximately $1.5 trillion in assets under management.

The Manager has retained an investment management firm (“Sub-Adviser”) to manage the Fund’s investments. See “Sub-Adviser” below. The Manager may retain affiliates to provide various administrative and other services required by the Fund.

Management Fees	The Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. In addition to the fees of the Manager, the Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Adviser in return for its services.

The Fund is newly formed, and as a result, management fees paid to AGIFM during the most recently completed fiscal year are not available. For the current fiscal year, the Fund will pay monthly management fees to the Manager at the annual rate of 0.95% (stated as a percentage of the average daily net assets).

A discussion regarding the basis for the Board of Trustees’ approval of the investment management agreement between Allianz Global Fund Management and the Fund and the sub-advisory agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the Fund will be available in the Fund’s semi-annual report to shareholders for the six month period ended May 31.

Expense Limitation Arrangements	The Manager has contractually agreed to an expense limitation arrangement as specified under “Fees and Expenses of the Fund” in the Fund Summary. Specifically, the Manager will waive its Management Fee or reimburse the Fund until the date indicated to the extent that Total Annual Fund Operating Expenses including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Sub-Adviser	The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about the Sub-Adviser.

Sub-Adviser*

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201

* The Sub-Adviser is affiliated with the Manager.

The following provides additional information about the Sub-Adviser and the individual portfolio managers who share primary responsibility for managing the Fund’s investments. For the Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund and other series of the Trust they manage.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned

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subsidiary of Allianz Global Investors Capital LLC (“AGIC”), which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2012, of approximately $36.4 billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the NFJ Fund, who are primarily responsible for the NFJ Fund’s day-to-day management, are listed below.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

Allianz NFJ International Small-Cap Value Fund	L. Baxter Hines (Lead)	2012 (Inception)	Vice President and Portfolio Manager at NFJ. He has over 5 years’ experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001. Mr. Hines has over 6 years of experience.

	Benno J. Fischer	2012 (Inception)	Managing Director, Portfolio Manager and founding partner at NFJ. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He is a CFA charterholder. He has over 46 years of investment industry experience.

	Paul A. Magnuson	2012 (Inception)	Managing Director and Portfolio Manager at NFJ. He has over 26 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management. Mr. Magnuson has his BBA from the University of Nebraska.

	Morley D. Campbell	2012 (Inception)	Senior Vice President and Portfolio Manager at NFJ. He has over 7 years experience in investment and financial analysis. Prior to joining NFJ in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003. He is a CFA charterholder.

Manager/Sub-Adviser Relationship	Shareholders of the Fund have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with affiliates of the Manager without shareholder approval, unless those affiliates are wholly-owned by Allianz. However, the Trust and the Manager may seek further exemptive and no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1633 Broadway, New York, New York 10019, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	Legal proceedings involving the Investment Manager and certain of its affiliates, which were previously disclosed, have been resolved.

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Classes of Shares—Class A and C

For the Fund in this Prospectus, the Trust offers investors Class A and Class C shares. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

Before purchasing shares of the Fund directly, an investor should inquire about the other classes of shares offered by the Trust which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-988-8380 for information about other investment options.

Class A and Class C shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy and Sell Shares—Investment Minimums & Minimum Account Size.” Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information, which can be obtained free of charge from the Distributor.

Class A Shares	• You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•   You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Statement of Additional Information for details.

•   Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders, but pay initial sales charges that do not apply to Class C shares.

•   You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge. Please see the Statement of Additional Information for details.

• Class A shares do not convert into any other class of shares.

Class C Shares	• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares.

All Classes	Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information for details. The following provides additional information about the sales charges and other expenses associated with each share Class.

Initial Sales Charges—Class A Shares	This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of

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the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

	Sales Charge	Sales Charge
	as % of Net	as % of Public
Amount of Purchase	Amount Invested	Offering Price

$0–$49,999	5.82%	5.50%

$50,000–$99,999	4.71%	4.50%

$100,000–$249,999	3.63%	3.50%

$250,000–$499,999	2.56%	2.50%

$500,000–$999,999	2.04%	2.00%

$1,000,000+	0.00%	0.00%

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds in the Trust or series of Allianz Funds that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

         (i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

•   Example: If a shareholder owned Class A shares of the RCM All Alpha Fund with a current net asset value of $10,000, Class B shares of the Allianz Global Investors Solutions Global Allocation Fund with a current net asset value of $5,000 and Class C shares of the NFJ Global Dividend Value Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the RCM Disciplined Equity Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the RCM Disciplined Equity Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Please see the Statement of Additional Information for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in

14	Allianz Multi-Strategy Funds

your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are described in the Statement of Additional Information.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charges on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Fund; employees of the Manager, Sub-Adviser and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account.

An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

• all of the investor’s accounts held directly with the Trust or through a financial intermediary;

• any account of the investor at another financial intermediary; and

• accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales charges associated with Eligible Funds.

Initial Sales Charges— Class C	As discussed above, Class C shares of the Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)— Class C Shares	Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class C Shares	Years Since Purchase	Percentage Contingent
	Payment was Made	Deferred Sales Charge

	First	1

	Thereafter	0

CDSCs on Class A Shares	Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this

Prospectus	15

point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC.

Reductions and Waivers of Initial Sales Charges and CDSCs	The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details. The Statement of Additional Information is available free of charge from the Distributor.

Distribution and Servicing (12b-1) Plans	The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing	Distribution
All Funds	Fee	Fee

Class A	0.25%	None

Class C	0.25%	0.75%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C shares of the Fund do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares of the Fund.

Payments to Financial Firms	Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share classes. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to certain minimum

16	Allianz Multi-Strategy Funds

payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

In addition, the Manager may make arrangements for the Fund to make payments, directly or through the Manager or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: maintaining investor accounts at the financial intermediary level and keeping track of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, the Fund may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid by the Fund to the Trust’s transfer agent or other service providers.

The payments described above may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. Furthermore, the payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund uses financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Fund, the Distributor and the Manager to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Fund” above.

Prospectus	17

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund. More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Statement of Additional Information. The Statement of Additional Information (which is available free of charge by writing the Distributor or calling 1-800-988-8380) provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

• Wire transfer procedures
• Automatic purchase, exchange and withdrawal programs
• Programs that establish a link from your Fund account to your bank account
• Special arrangements for tax-qualified retirement plans
• Investment programs that allow you to reduce or eliminate initial sales charges
• Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments	When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. There are certain exceptions where an order is received by the Distributor from a broker, dealer, or financial service firm after NAV is determined that day. Such an order will be processed at that day’s NAV if it was received by the broker, dealer, or firm from its customer or specified benefit plan prior to the NAV determination and was received by the Distributor before 9:30 a.m., Eastern time, on the following business day. Please see the Statement of Additional Information for details.

Orders sent to the Distributor’s P.O. Box are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, Boston Financial Data Services, Inc. (“Transfer Agent”), for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares—Classes A and C	You can buy Class A or Class C shares of the Fund in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

    •   Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to the Allianz Family of Funds along with a completed application form, as described under “All Share Classes” below, to:

Allianz Family of Funds P.O. Box 8050 Boston, MA 02266-8050

The Allianz Family of Funds accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to the Allianz Family of Funds and should clearly indicate your account number. Please call the Distributor at 1-800-988-8380 if you have any questions regarding purchases by mail.

18	Allianz Multi-Strategy Funds

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Statement of Additional Information describes a number of additional ways you can make direct investments, including through the Allianz Funds Auto-Invest and Allianz Funds Fund Link programs. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-988-8380.

Investment Minimums	The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The Trust does not currently issue share certificates.

The following investment minimums apply for purchases of Class A and Class C shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Prospectus	19

This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Fund, there can be no assurance of success in this regard.

Minimum Account Size	Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust and Allianz Funds exceeds $50,000.

Exchanging Shares	Except as provided below and/or in the Fund’s prospectus, you may exchange your Class A or Class C shares of the Fund for the same Class of shares of any other Fund in the Trust or of another series of Allianz Funds that offers the same Class of shares. Shares are exchanged on the basis of their respective NAVs (without a sales charge) next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees.

For Class A and Class C shares, exchanges are subject to the $1,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds Auto-Exchange plan. In addition, for taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

In certain circumstances, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Funds, P.O. Box 8050, Boston, MA 02266-8050. You can get an exchange form by calling the Distributor at 1-800-988-8380.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Selling Shares— Class A and C	You can sell (redeem) Class A or Class C shares of the Fund in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

    •   Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

         (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

         (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Validation” below;

20	Allianz Multi-Strategy Funds

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

         (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature validation is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-988-8380 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts — you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Validation” below. The Distributor may, however, waive the signature validation requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Statement of Additional Information describes a number of additional ways you can redeem your shares, including:

• Telephone requests to the Transfer Agent
• Expedited wire transfers
• Automatic Withdrawal Plan
• Allianz Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Statement of Additional Information describes each of these options and provides additional information about selling shares. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-988-8380.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

Other Redemption Information	Redemptions of all Classes of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

Prospectus	21

In addition, for taxable shareholders, a redemption is generally a taxable event that will generate capital gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Timing of Redemption Payments	For Class A and Class C shares, redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions in Kind	The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Cost Basis Reporting	When you redeem, sell or exchange Fund shares, the Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting requirement is effective for Fund shares acquired by you (including through dividend reinvestment) on or after January 1, 2012, when you subsequently redeem, sell or exchange those shares. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in the Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please consult the Fund’s Web site at www.allianzinvestors.com, or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis in Fund shares acquired prior to January 1, 2012.

Certificated Shares	The Trust currently does not, and has no intention to, issue share certificates. Should it do so in the future, and if you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Validation” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Validation	When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

22	Allianz Multi-Strategy Funds

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Shares of the Fund are publicly offered for sale only in the U.S., its territories and possessions.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-988-8380. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Prospectus	23

How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Fund having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

24	Allianz Multi-Strategy Funds

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually. To the extent a significant portion of the securities held by the Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

In addition, the Fund distributes any net capital gains (i.e., the excess of net long-term gains over net short-term losses) it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

• Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in shares of the same class of any other Fund in the Trust or series of Allianz Funds that offers that class at NAV. You must have an account existing in the series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-988-8380.

    •   Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-988-8380.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker, plan administrator or other financial intermediary, or call the Distributor at 1-800-988-8380.

Prospectus	25

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Fund. An investment in the Fund may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

The Fund intends to elect to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. The Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. The Fund will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than 12 months over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

The Fund’s transactions in derivatives, short sales, or similar or related transactions could affect the amount, timing and character of distributions from the Fund; the extent to which or manner in which the Fund engages in such transactions could be limited by tax considerations. The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of the Fund for shares

26	Allianz Multi-Strategy Funds

of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain. See “Cost Basis Reporting” above for a description of reporting rules relating to certain redemptions of Fund shares.

•   A Note on Non-U.S. Investments. The Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund may be eligible to elect to pass through to you a deduction or credit for foreign taxes. The Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid before January 1, 2013 and is currently scheduled to increase to 31% for amounts paid thereafter.

Prospectus	27

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund and under “Principal Investments and Strategies of the Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Manager, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that the Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They

28	Allianz Multi-Strategy Funds

may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Fund may invest in foreign (non-U.S.) securities. The Fund defines non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). It is expected that the Fund’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investing in these instruments exposes the Fund to credit risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities	The Fund may invest in non-U.S. securities and in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in

Prospectus	29

terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	To the extent the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies it will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, would reduce the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summary or under “Principal Investments and Strategies of the Fund,” the Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly

30	Allianz Multi-Strategy Funds

participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of the Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may use derivatives and may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject the Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent the Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Manager or the Sub-Adviser in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to a Fund that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce

Prospectus	31

the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, the Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that the Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objectives when it does so. The Fund may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Investments in U.S. Government securities and other government securities remain subject to the risks associated with downside or default. Unless otherwise stated in the Fund Summary or under “Principal Investments and Strategies of the Fund,” the Fund may invest in derivatives based on fixed income securities. Although most of the Fund’s focus is on equity and related investments, the Fund may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to

32	Allianz Multi-Strategy Funds

changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Senior and Other Bank Loans	The Fund may invest in fixed- and floating-rate loans issued by banks (including, among others, Senior Loans, delayed funding loans and revolving credit facilities). Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets.

As noted, the Fund may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Fund may also invest in “participations” in bank loans. Participations by the Fund in a lender’s portion of a bank loan typically will result in the Fund having a contractual relationship only with such lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation.

The Senior Loans in which the Fund may invest typically pay interest at rates that are re-determined periodically on the basis of a floating base lending rate (such as the LIBOR Rate) plus a premium. Although Senior Loans are typically of below investment grade quality (i.e., high yield securities), they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution’s employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the net asset value, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Fund may invest in Senior Loans that are unsecured.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on

Prospectus	33

which the Fund derives interest income will be reduced. However, the Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on the Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by the Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Credit Ratings and Unrated Securities	The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Fund’s Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Adviser does not rely solely on credit ratings, and may develop its own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Fund may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When the Fund holds variable- or floating-rate

34	Allianz Multi-Strategy Funds

securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of the Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

Loans of Portfolio Securities	For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. The Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Fund’s assets. The Fund does not currently have a program in place pursuant to which they could lend portfolio securities. However, it may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	The Fund may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When the Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the

Prospectus	35

short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund may engage in short sales that are not “against the box,” which involve additional risks. The Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions. Any such restrictions may hinder the Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, the Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, the Fund may be unable to engage in short sales of individual securities on traditional terms, and may instead seek all of its short exposure through derivatives. To the extent the Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above. See “Investment Objectives and Policies—Short Sales” in the Statement of Additional Information for more detail.

When-Issued, Delayed Delivery and Forward Commitment Transactions	The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in

36	Allianz Multi-Strategy Funds

accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

The Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REITs and Real Estate-Linked Derivatives	The Fund may invest in real estate investment trusts (REITs) or real estate-linked derivative instruments. REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs or real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. The Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Prospectus	37

Portfolio Turnover	The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of the Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Changes in Investment Objectives and Policies	The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, to the extent the Fund is recently formed, it would have limited performance history, or even none at all, for investors to evaluate. Also, it is possible that a newer Fund and a smaller-sized Fund (including a Fund that has lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Fund, the Manager or the Sub-Adviser. The Fund’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.

38	Allianz Multi-Strategy Funds

Financial Highlights

The Fund is newly formed and as a result, financial highlights are not available.

Prospectus	39

Additional Performance Information

This section contains additional information regarding the calculation of the Fund’s performance and the presentation of such performance, once such performance becomes available. The Average Annual Total Returns Table in the Fund’s Fund Summary will compare the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market index and Lipper Inc. (“Lipper”) Averages that will be used in the Fund Summary. The sub-section below titled “Share Class Performance” describes the calculation of the Fund’s class-by-class performance.

Index Descriptions.	The MSCI World ex-US Small Cap Index captures small cap representation across 23 of 24 Developed Markets (DM) countries (excluding the United States). It is not possible to invest directly in the index. Performance data shown for the index is calculated net of dividend tax withholding.

Lipper Average Descriptions.	Lipper International Small/Mid-Cap Value Funds Average is a total return Funds performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor. International small/mid-cap value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

Share Class Performance	Information about the Fund’s performance is based on its record to a recent date and is not intended to indicate future performance. Investment results of the Fund will fluctuate over time, and any representation of the Fund’s total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Fund’s annual and semi-annual reports to shareholders, when they become available, will contain additional performance information for the Fund.

40	Allianz Multi-Strategy Funds

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Prospectus	41

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42	Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, NY 10019

SUB-ADVISERS
NFJ Investment Group LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199

For further information about the Allianz Multi-Strategy Funds and Allianz Funds call 1-800-988-8380 or visit our Web site at www.allianzinvestors.com.

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders, when they become available, include additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

You may get free copies of any of these materials, request other information about the Fund, make shareholder inquiries or access our 24 hour automated telephone response system by calling 1-800-988-8380 or by writing to:

Allianz Funds
1633 Broadway
New York, NY 10019

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

Investment Company Act File No. 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST
STATEMENT OF ADDITIONAL INFORMATION
May 23, 2012

Allianz Global Investors Solutions 2015 Fund
Institutional Class	AZGIX
Class P	AZGPX
Administrative Class	AZAMX
Class D	AZGDX
Class A	AZGAX
Class C	AZGCX
Class R	AZGRX

Allianz Global Investors Solutions 2020 Fund
Institutional Class	AGNIX
Class P	AGLPX
Administrative Class	AGLMX
Class D	AGLDX
Class A	AGLAX
Class C	ABSCX
Class R	AGLRX

Allianz Global Investors Solutions 2025 Fund
Institutional Class	GVSIX
Class P	GVSPX
Administrative Class	GVDAX
Class A	GVSAX
Class R	GVSRX

Allianz Global Investors Solutions 2030 Fund
Institutional Class	ABLIX
Class P	ABLPX
Administrative Class	ABAMX
Class D	ABDIX
Class A	ABLAX
Class C	ABLCX
Class R	ABLRX

Allianz Global Investors Solutions 2035 Fund
Institutional Class	GVLIX
Class P	GVPAX
Administrative Class	GVLAX
Class A	GVRAX
Class R	GVRRX

Allianz Global Investors Solutions 2040 Fund
Institutional Class	AVTIX
Class P	AVSPX
Administrative Class	AVAMX
Class D	AVSDX
Class A	AVSAX
Class C	AVSCX
Class R	AVSRX

Allianz Global Investors Solutions 2045 Fund
Institutional Class	GBVIX
Class P	GBVPX
Administrative Class	GBMAX
Class A	GBVAX
Class R	GBVRX

Allianz Global Investors Solutions 2050 Fund
Institutional Class	ASNIX
Class P	ASNPX
Administrative Class	ANAMX
Class D	ASNDX
Class A	ASNAX
Class C	ASNCX
Class R	ASNRX

Allianz Global Investors Solutions 2055 Fund
Institutional Class	GBLIX
Class P	GLIPX
Administrative Class	GLRAX
Class A	GLIAX
Class R	GLLRX

Allianz Global Investors Solutions Global Allocation Fund
Institutional Class	PALLX
Class P	AGAPX
Administrative Class	AGAMX
Class D	AGADX
Class A	PALAX
Class B	PALBX
Class C	PALCX
Class R	AGARX

Allianz Global Investors Solutions Global Growth Allocation Fund
Institutional Class	AGAIX
Class P	AGSPX
Administrative Class	AGFAX
Class D	AGSDX
Class A	ASGAX
Class C	ASACX
Class R	ASFRX

Allianz Global Investors Solutions Retirement Income Fund
Institutional Class	AVRIX
Class P	AGRPX
Administrative Class	ARAMX
Class D	ARTDX
Class A	AGRAX
Class C	ARTCX
Class R	ASRRX

Allianz RCM Global Water Fund
Institutional Class	AWTIX
Class P	AWTPX
Class D	AWTDX
Class A	AWTAX
Class C	AWTCX
Allianz RCM Redwood Fund
Institutional Class	ARRIX
Class P	ARRPX

Class D	ARRDX
Class A	ARRAX
Class C	ARRCX

Allianz RCM Short Duration High Income Fund
Institutional Class	ASHIX
Class P	ASHPX
Class D	ASHDX
Class A	ASHAX
Class C	ASHCX

Allianz AGIC Convertible Fund
Institutional Class	ANNPX
Class P	ANCMX
Administrative Class	ANNAX
Class D	ANZDX
Class A	ANZAX
Class C	ANZCX
Class R	ANZRX

Allianz AGIC Focused Opportunity Fund
Institutional Class	AFOIX
Class A	AFOAX

Allianz AGIC Global Managed Volatility Fund
Institutional Class	AVYIX
Class P	AVYPX
Class D	AVYDX
Class A	AVYAX
Class C	AVYCX

Allianz AGIC High Yield Bond Fund
Institutional Class	AYBIX
Class P	AYBPX
Administrative Class	AYBVX
Class D	AYBDX
Class A	AYBAX
Class C	AYBCX
Class R	AYBRX

Allianz AGIC International Growth Fund
Institutional Class	AILIX
Class P	AIFPX
Class D	AIFDX
Class A	AIFAX
Class C	AIGCX
Class R	ANGRX

Allianz AGIC International Growth Opportunities Fund
Institutional Class	ALOIX
Class P	ALOPX
Administrative Class	ALOVX
Class D	ALODX
Class A	AOPAX
Class C	AOPCX
Class R	ALORX

Allianz AGIC Micro Cap Fund
Class A	GMCAX
Institutional Class	AMCIX
Class P	AAMPX

Allianz AGIC Ultra Micro Cap Fund
Class A	GUCAX
Institutional Class	AUMIX
Class P	AAUPX

Allianz AGIC U.S. Emerging Growth Fund
Institutional Class	AEMIX
Class P	AEGPX
Class D	AEGDX
Class A	AEGAX
Class C	AEGCX
Class R	AEGRX

Allianz F&T Behavioral Advantage Large Cap Fund
Institutional Class	AZFIX
Class P	AZFPX
Class D	AZFDX
Class A	AZFAX
Class C	AZFCX

Allianz NFJ International Small-Cap Value Fund
Institutional Class	AJVIX
Class P	AJVPX
Class D	AJVDX
Class A	AJVAX
Class C	AJVCX

Allianz NFJ International Value II Fund
Institutional Class	NFJIX
Class P	NFJPX
Class D	NFJDX
Class A	NFJAX
Class C	NFJCX

Allianz NFJ Global Dividend Value Fund
Institutional Class	ANUIX
Class P	ANUPX
Class D	ANUDX
Class A	ANUAX
Class C	ANUCX

Allianz RCM All Alpha Fund
Institutional Class	AZPIX
Class P	AZPPX
Class D	AZPDX
Class A	AZPAX
Class C	AZPCX

Allianz RCM China Equity Fund
Institutional Class	ALQIX
Class P	ALQPX
Class D	ALQDX
Class A	ALQAX
Class C	ALQCX

Allianz RCM Disciplined Equity Fund
Institutional Class	ARDIX
Class P	ARDPX
Class D	ARDDX
Class A	ARDAX
Class C	ARDCX

ALLIANZ FUNDS MULTI-STRATEGY TRUST
STATEMENT OF ADDITIONAL INFORMATION
     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of Allianz Funds Multi-Strategy Trust (the “Trust”), as supplemented from time to time. Through two Prospectuses, the Trust offers five classes of shares of the Allianz NFJ International Small-Cap Value Fund. Class A and Class C shares of the Allianz NFJ International Small-Cap Value Fund are offered through the Fund’s “Retail Prospectus,” dated May 23, 2012; Institutional Class, Class P and Class D shares of the Allianz NFJ International Small-Cap Value Fund are offered through the Fund’s “Institutional Prospectus,” dated May 23, 2012. Through two separate Prospectuses, the Trust offers up to eight classes of shares of each of its other series. Class A, Class B, Class C and Class R shares of the other series of the Trust are offered through the “Retail Prospectus,” dated April 2, 2012; Institutional Class, Class P, Administrative Class and Class D shares of the other series of the Trust are offered through the “Institutional Prospectus,” dated April 2, 2012. The aforementioned prospectuses are collectively referred to herein as the “Prospectuses.”
     Audited financial statements for series of the Trust other than the Allianz NFJ International Small-Cap Value Fund as of November 30, 2011, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust’s November 30, 2011 Annual Reports. The Trust’s November 30, 2011 Annual Reports were filed electronically with the Securities and Exchange Commission (“SEC”) on February 3, 2012 (Accession No. 0001193125-12-038927).
     A copy of the applicable Prospectus and the Annual and Semi-Annual Reports corresponding to such Prospectus may be obtained free of charge at the addresses and telephone number(s) listed below.
To obtain the Allianz Funds Multi-Strategy Trust and Allianz Funds Prospectuses, Annual and Semi-Annual Reports, and Statements of Additional Information, please contact:
Allianz Global Investors Distributors LLC
1633 Broadway
New York, NY 10019

Telephone:	Class A, Class B, Class C, Class D and Class R — 1-800-988-8380 Class P, Institutional Class and Administrative Class Shares — 1-800-498-5413

THE TRUST
     Allianz Funds Multi-Strategy Trust (the “Trust”) is an open-end management investment company (“mutual fund”) that currently consists of thirty separate investment series, all of which are offered in this Statement of Additional Information. Except for the RCM China Equity Fund and the RCM Global Water Fund, each of the Trust’s series offered in this Statement of Additional Information is “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on January 10, 2008.
     This Statement of Additional Information relates to the prospectuses for the AGIC Convertible Fund, the AGIC Focused Opportunity Fund, the AGIC Global Managed Volatility Fund, the AGIC High Yield Bond Fund, the AGIC International Growth Fund, the AGIC International Growth Opportunities Fund, the AGIC Micro Cap Fund, the AGIC Ultra Micro Cap Fund, the AGIC U.S. Emerging Growth Fund, the F&T Behavioral Advantage Large Cap Fund, the NFJ Diversified International Value Fund, the NFJ Global Dividend Value Fund, the NFJ International Small-Cap Value Fund, the NFJ International Value II Fund, the RCM All Alpha Fund, the RCM China Equity Fund, the RCM Disciplined Equity Fund, the RCM Global Water Fund, the RCM Short Duration High Income Fund, and the RCM Redwood Fund (each of which invests directly in equity securities and other securities and instruments), as well as the prospectuses for the Allianz Global Investors Solutions 2015 Fund, the Allianz Global Investors Solutions 2020 Fund, the Allianz Global Investors Solutions 2025 Fund, the Allianz Global Investors Solutions 2030 Fund, the Allianz Global Investors Solutions 2035 Fund, the Allianz Global Investors Solutions 2040 Fund, the Allianz Global Investors Solutions 2045 Fund, the Allianz Global Investors Solutions 2050 Fund, the Allianz Global Investors Solutions 2055 Fund, the Allianz Global Investors Solutions Global Allocation Fund, the Allianz Global Investors Solutions Global Growth Allocation Fund and the Allianz Global Investors Solutions Retirement Income Fund (together, the “Allianz Global Investors Solutions Funds”) (each of which invests primarily in series of the Trust, Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds). The series listed in the preceding sentence are sometimes referred to collectively as the “Funds.” The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information.
     Pursuant to shareholder approval obtained at a shareholder meeting, on February 2, 2009 the AGIC International Growth Fund assumed all of the assets and liabilities of the open-end Nicholas-Applegate International Growth Fund, a series of the Nicholas-Applegate Institutional Funds. The purpose of the reorganization was to seek economies of scale and reduced shareholder expenses through enhanced distribution opportunities.
     Pursuant to shareholder approval obtained at a shareholder meeting, on May 4, 2009 the Allianz Global Investors Solutions Global Allocation Fund assumed all of the assets and liabilities of the open-end Allianz Global Investors Multi-Style Fund, a series of Allianz Funds. The purpose of the reorganization was to consolidate fund-of-funds sub-advisory functions and to seek enhanced performance.
     Pursuant to shareholder approval obtained at a shareholder meeting, on March 19, 2010 the AGIC International Growth Fund assumed all of the assets and liabilities of the Institutional Class shares of the open-end Nicholas-Applegate International Growth Fund (which, though identically-named, was a different series than the Nicholas-Applegate International Growth Fund that participated in the February 2, 2009 reorganization described above). The purpose of the reorganization was to seek economies of scale and reduced shareholder expenses.
     Pursuant to shareholder approval obtained at a shareholder meeting, on April 12, 2010 the AGIC Convertible Fund, AGIC High Yield Bond Fund, AGIC International Growth Opportunities Fund, AGIC Micro Cap Fund, AGIC Ultra Micro Cap Fund and AGIC U.S. Emerging Growth Fund, (together with the AGIC International Growth Fund, the “AGIC Funds”) assumed all of the assets and liabilities of the open-end Nicholas-Applegate U.S. Convertible Fund, Nicholas-Applegate U.S. High Yield Bond Fund, Nicholas-Applegate International Growth Opportunities Fund, Nicholas-Applegate U.S. Micro Cap Fund, Nicholas-Applegate Ultra Micro Cap Fund and Nicholas-Applegate U.S. Emerging Growth Fund, respectively (together with the Nicholas-Applegate International Growth Fund, the “AGIC Predecessor Funds”). The purpose of these reorganizations was to seek economies of scale and reduce shareholder expenses through enhanced distribution opportunities.
     On March 30, 2010, the NACM Global Equity 130/30 Fund was liquidated and dissolved. All shares of the Fund outstanding on March 30, 2010 were automatically redeemed.
     Prior to August 25, 2010, the AGIC Convertible Fund, AGIC High Yield Bond Fund, AGIC International Growth Fund, AGIC International Growth Opportunities Fund, AGIC Micro Cap Fund, AGIC Ultra Micro Cap

Fund and AGIC U.S. Emerging Growth Fund were sub-advised by Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”) and the Funds were named NACM Convertible Fund, NACM High Yield Bond Fund, NACM International Growth Fund, NACM International Growth Opportunities Fund, NACM Micro Cap Fund, NACM Ultra Micro Cap Fund and NACM Emerging Growth Fund, respectively (collectively, the “NACM Funds”). On August 25, 2010, the Portfolio Management Agreement between Nicholas-Applegate and the NACM Funds’ Manager, Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) (the “Portfolio Management Agreement”) was novated and Allianz Global Investors Capital LLC (“AGIC”), the indirect parent of Nicholas-Applegate and an affiliate of Allianz Global Fund Management, became the investment sub-adviser to the NACM Funds and is now responsible for day-to-day portfolio management. In connection with the novation and the substitution of AGIC as sub-adviser for the NACM Funds, these Funds were renamed accordingly.
     On April 1, 2011, the name of the AGIC U.S. Emerging Growth Fund changed from AGIC Emerging Growth Fund, the name of the Allianz Global Investors Solutions Global Allocation Fund changed from Allianz Global Investors Solutions Core Allocation Fund, and the name of the Allianz Global Investors Solutions Global Growth Allocation Fund changed from Allianz Global Investors Solutions Growth Allocation Fund, each to its current name.
     On February 27, 2012, the Allianz RCM Global Water Fund assumed all the assets and liabilities of the Allianz RCM Global EcoTrendsSM Fund, a series of the Trust. The purpose of the reorganization was to seek economies of scale and reduce shareholder expenses.
     Allianz Global Fund Management is the investment manager of each Fund. Allianz Global Fund Management is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”).
INVESTMENT OBJECTIVES AND POLICIES
     In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks, which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval or notice. In addition, each Fund may be subject to restriction on its ability to utilize certain investments or investment techniques. Unless otherwise stated herein, these additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.
     The Allianz Global Investors Solutions Funds invest primarily in certain Funds and series of Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds (the “Underlying Funds”). They may also invest in other investment companies that are not Underlying Funds (the “Other Acquired Funds”), and may invest directly in securities and other instruments. For more information about the principal investments and strategies and principal risks of the Underlying Funds, please see Appendix E to this Statement of Additional Information. By investing in the Underlying Funds and Other Acquired Funds, the Allianz Global Investors Solutions Funds may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying Funds and Other Acquired Funds. The Allianz Global Investors Solutions Funds may also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds that are series of Allianz Funds, PIMCO Equity Series and PIMCO Funds. These securities and instruments are described in the current prospectuses and Statements of Additional Information of Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds — See “Investment Strategies of the Allianz Global Investors Solutions Funds” below.
     The Funds’ sub-advisers and, in certain cases, portfolio managers, responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as “Sub-Advisers.”
Borrowing
     Subject to the limitations described under “Investment Restrictions” below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money, a Fund may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings.
     A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.
     Dollar rolls are transactions in which a Fund sells mortgage-related securities, such as a security issued by the Government National Mortgage Association (“GNMA”), for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date at a pre-determined price. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
     A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.
     A Fund will typically segregate or “earmark” assets determined to be liquid by the Manager or the Fund’s Sub-Adviser in accordance with procedures approved by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities that the Fund sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.
Preferred Stock
     Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

     The Funds may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services. A preferred stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
     Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Funds may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.
     Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on another type of preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date, or upon notice, at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. Auctions for U.S. auction preferred stocks have failed since early 2008, and the dividend rates payable on such preferred shares since that time typically have been paid at their maximum applicable rate (typically a function of a reference rate of interest). The Manager expects that auction preferred stocks will continue to pay dividends at their maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for auction preferred stocks may resume normal functioning.
Securities Loans
     Subject to certain conditions described in the Prospectuses and below, each of the Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrowers (which typically include broker-dealers and other financial services companies) fail financially. However, such loans will be made only to borrowers that are believed by the Manager or the Sub-Advisers to be of satisfactory credit standing. Securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.
     The Funds may invest the cash collateral received or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the borrower (in addition to payments to its securities lending agent, as described below). Cash collateral that a Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds. Any investment of cash collateral through such joint accounts is subject to conditions established by the SEC staff. Under the terms of a securities lending agency agreement, the investment of cash collateral is at the sole risk of the Fund in most cases. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are at the Fund’s risk (except as provided below), and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash. A portion of any income earned through investment of cash collateral and a portion of any fees received from borrowers may be retained by the Funds’ securities lending agent, which currently is an affiliate of the Manager. Notwithstanding the foregoing, to the extent such shortfall is with respect to amounts owed to a borrower as a cash collateral fee, the securities lending agency agreement provides that the securities lending agent and the Fund share the difference between the income generated on the investment of cash collateral with respect to a loan and the amount to be paid to the borrower as a cash collateral fee.
     Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. Due to continuing adverse conditions in the mortgage and credit markets, liquidity and related problems in the broader markets for commercial paper and other factors, any investments of securities lending collateral by the Funds, including investments in asset-backed commercial paper and notes issued by structured investment vehicles, would present increased credit and liquidity risks. See “Mortgage-Related and Asset-Backed Securities” below for more information. To the extent a Fund invests collateral in instruments that become illiquid, efforts to recall securities and return collateral may force the Fund to liquidate other portfolio holdings in an effort to generate cash.
     Any securities lending income would be disclosed as such in the “Statement of Operations” in the Trust’s annual report for the applicable fiscal period. The Funds may pay reasonable finders’, administration and custodial fees in connection with a loan of securities and may share the interest earned on the collateral with the borrower.
     Each Fund may lend portfolio securities up to the maximum percentage set forth in the applicable Prospectus and under “Investment Restrictions — Fundamental Investment Restrictions” below.
     Although control over, and voting rights or rights to consent with respect to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice.
The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters that the Sub-Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for non-U.S. securities. When engaged in securities lending, each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.
     The Funds do not currently have a program in place pursuant to which they may lend portfolio securities and do not expect to lend portfolio securities to a significant degree, but they may establish such a program in the future.
Convertible Securities and Synthetic Convertible Securities
     Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

     A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.
     Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
     If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
     To the extent consistent with its other investment policies, each Fund may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
     More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two elements are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Manager believes that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
     A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.

     The Funds may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the underlying investment and a Fund in turn assumes credit risk associated with the convertible note.
Non-U.S. Securities
     The Funds (other than those sub-advised by RCM) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the Unites States and/or securities denominated in non-U.S. currencies (together, “non-U.S. securities”). The Funds sub-advised by RCM consider non-U.S. securities to include the following types of equity, equity-related and other securities (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. Non-U.S. securities include, but are not limited to, U.S. dollar- or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; non-U.S. equity securities; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S.bank obligations; and U.S. dollar- or non-U.S.currency-denominated obligations of non-U.S.governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some non-U.S.securities may be restricted against transfer within the United States or to a United States person. The Sub-Advisers expect that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, the Funds may also invest in securities that are traded only over-the-counter, either in U.S. or in non-U.S. markets, when the Sub-Advisers believe that such securities are not publicly traded either in the U.S. or non-U.S. markets. For more information about how the Sub-Advisers may define non-U.S. securities for purposes of asset tests and investment restrictions, see “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities” in the Prospectuses.
     The non-U.S. securities in which a Fund may invest include Eurodollar obligations and “Yankee Dollar” obligations. Eurodollar obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by non-U.S. banks. Eurodollar and Yankee Dollar obligations are generally subject to the same risks that apply to domestic debt issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee Dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. withholding taxes; and the expropriation or nationalization of non-U.S. issuers.
     The Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a non-U.S. issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
     The Funds may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Albania, Argentina, Bolivia, Brazil, Bulgaria, Columbia, Costa Rica, the Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, Venezuela and Vietnam.
     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.
     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.
     Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability that affects U.S. investments in non-U.S. countries and potential restrictions on the flow of international capital. In addition, non-U.S. securities and income derived from those securities may be subject to non-U.S. taxes, including withholding taxes which will reduce investment returns. See “Taxation.” Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities that are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.
     A Fund’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference could cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. A Fund’s use of non-U.S. securities may increase or accelerate the amount of ordinary income recognized by shareholders. See “Taxation.”
     Emerging Market Securities. The risks of investing in non-U.S. securities are particularly high when the issuers are tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of a Fund’s Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     Foreign Debt Obligations. The debt obligations of non-U.S. governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the non-U.S. government. The Funds may invest in securities issued by certain supranational entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
     The governmental members of these supranational entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supranational entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent non-U.S. governments will be able or willing to honor their capitalization commitments for those entities.
     Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Funds may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income.
     Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for federal tax purposes, which could cause the Fund to incur U.S. federal income tax (including interest) charges at the Fund level. See “Taxation” below for a more detailed discussion of the tax consequences of a Fund’s investment in PFICs.
     Subject to applicable limits under the 1940 Act, the Funds may also invest in foreign mutual funds that are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”
Foreign Currencies and Related Transactions
     Subject to applicable limits set forth in the Prospectuses and this Statement of Additional Information, the Funds may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.
     A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.
     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.
     Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:
     Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.
     Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Fund’s Sub-Adviser believes that the Fund can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the security.
     Proxy Hedge. A Fund might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
     Costs of Hedging. When a Fund purchases a non-U.S. bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the non-U.S. bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Fund’s net asset value per share.
     The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Manager’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
     A Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as to protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
     Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Some of a Fund’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. See “Taxation” below for further details.
     Among the risks facing Funds that utilize foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the particular Fund’s Sub-Adviser. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Funds.

Derivative Instruments
     A Fund may (but is not required to) use a variety of other derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.
     Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Funds may invest in derivatives other than those shown below.
     The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.
     The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. A Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.
     Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon a Fund’s ability to participate in derivatives transactions. Similarly, these changes could impose limits or restrictions on the counterparties with which the Fund engages in derivatives transactions. As a result, the Fund may be unable to use certain derivative instruments or otherwise execute its investment strategy. These risks may be particularly acute to the extent the Fund uses commodity-related derivative instruments. Further, the requirements for qualification as a “regulated investment company” under federal income tax law limit the extent to which a Fund may enter into commodity-linked derivatives. See “Taxation” below.
     Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectuses, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.
     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     When a Fund writes a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.” All Funds may write such options. When a Fund writes a call (put) option on an underlying securities it does not own (is not short), the option is sometimes referred to as a “naked option.” Except for the RCM Redwood Fund, none of the Funds may write “naked” call options on individual securities other than exchange traded funds (“ETFs”).
     However, each Fund may write a call or put option only if the option is “covered” as such term is used in the context of Section 18 of the 1940 Act. In the case of a call option on a security, a call option is covered for these purposes if the Fund segregates assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis. The option is also covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees.
     The RCM Redwood Fund may write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund. When writing “naked” call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. The Fund is further subject to the segregation requirements described above when it writes “naked” call options. Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase the Fund’s income with minimal capital risk. However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference. “Naked” written call options are riskier because there is no underlying security held by the Fund that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.
     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. See “Taxation” below. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value” below.
     The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     OTC Options. The Funds may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.
     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.
     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in a Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.
     The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an “American-style” option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
     The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.
     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).
     Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options.
     Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. A Fund may also minimize potential market and liquidity problems that may result from increases in positions already held by the Fund. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges that have been approved by the Commodity Futures Trading Commission (“CFTC”).
     Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.
     An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.
     A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions that remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.
     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were

$180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).
     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.
     The Funds may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.
     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.
     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.
     Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.
     Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, a Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those that may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. A Fund may also use these investments to hedge against changes in the value of securities that the Sub-Adviser intends to purchase for the portfolio.

     When purchasing a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, such as contracts required to “cash settle,” the Fund’s obligation under) the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
     When selling a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, such as contracts required to “cash settle,” the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
     When selling a call option on a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.
     When selling a put option on a futures contract, a Fund will segregate (and mark to market on a daily basis) assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.
     To the extent that securities with maturities greater than one year are used to segregate liquid assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.
     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation” below.
     Exemption from Commodity Pool Operator Registration. The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.
     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future that is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, a Fund’s return may have been higher if no hedging had been attempted.
     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.
     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds’ dividend distributions and are not reflected in yield.
     Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks that subject a Fund’s investments to greater volatility than investments in traditional securities.
     Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities. Some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on non-U.S. exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could suffer losses. In addition, a Fund’s use of such instruments may increase or accelerate the amount of ordinary income recognized by its shareholders.
     Swap Agreements. The Funds may enter into total return swap agreements, credit default swap agreements and other swap agreements made with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.
     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.
     Forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
     The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Manager or Sub-Adviser in accordance with procedures approved by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
     Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
     Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination, swap agreements may be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. The Fund bears the risk that the Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the Manager attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.
     Certain swap agreements are exempt from most provisions of the CEA and therefore are not regulated as futures or commodity option transactions under the CEA.
     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC has also investigated allegations of price manipulation in certain commodity markets. Congress has passed legislation that would require regulatory agencies to develop rules imposing limits on certain derivatives activities. It is possible that this could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments.
     Among other trading agreements, certain Funds are also party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Depending on the relative size of a Fund’s derivatives positions, such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.

Short Sales
     Except as specified in the Prospectuses, each of the Funds may make use of short sales transactions. A Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivatives contract) that it does not own. A Fund may engage in short sales by entering into a repurchase agreement with respect to the securities it wishes to sell short. See “Repurchase Agreements.” Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the risks described in this section, as well as to those described under “Derivative Instruments” above. When a Fund engages in a short sale on a security, it must borrow the security to be sold short and will be subject to an obligation to deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily, as described further below. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited.
     A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. For these purposes, a short sale will be considered to be “against the box” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. Short sales by a Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique.
     Short sales may involve unlimited loss potential, as the market price of securities sold short may continuously increase, although it is possible that a Fund could mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market and other conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when investment considerations would not favor such sales. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have previously imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
     In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Fund’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short.
     The RCM All Alpha Fund will enter into repurchase agreements in order to effect the borrowing of securities that the portfolio managers wish to sell short. These repurchase agreements may provide that, at the option of the Fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the Fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such estimated amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

     With the exception of RCM All Alpha Fund which is not subject to the following limit, each Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.
     A Fund’s use of short sale transactions will likely increase the portion of the Fund’s distributions that are taxable to Fund shareholders as ordinary income. See “Taxation” below.
Commodities
     Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, coal, alternative energy, steel, timber, agricultural products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies principally engaged in the commodities industries (such as mining, dealing or transportation companies) with significant exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies principally engaged in the commodities industries the Fund will also be subject to these risks. Commodity investments may not correlate with equity market returns. Investments in commodity-related companies are also subject to the risk that the performance of such companies may not correlate with returns on commodity investments to the extent expected by a Fund’s portfolio manager(s).
     Income a Fund derives from certain commodity-linked derivatives is or may be non-qualifying income for purposes of the 90% gross income test for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxation.” A Fund’s intention to so qualify can therefore limit the manner or extent to which the Fund seeks exposure to commodities.
When-Issued, Delayed Delivery and Forward Commitment Transactions
     A Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities.
     When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage.
     When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a capital gain or loss.

     Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Funds may also enter into forward commitments for the purchase or sale of non-U.S. currencies. Forward commitments may be considered securities themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.
Rights and Warrants to Purchase Securities
     A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
     Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.
     Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Repurchase Agreements
     For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Manager and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.
     The RCM All Alpha Fund will enter into repurchase agreements in order to borrowing of securities the portfolio managers wish to sell short. See “Short Sales.”
Other Investment Companies
     The Funds may invest in securities of other open-end, closed-end or unit investment trust investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.

     In general, under the 1940 Act, an investment company such as the Fund may not (i) own more than 3% of the outstanding voting securities of any one registered investment company, (ii) invest more than 5% of its total assets in the securities of any single registered investment company or (iii) invest more than 10% of its total assets in securities of other registered investment companies. The Allianz Global Investors Solutions Funds rely on an exception to these limits provided in Section 12(d)(1)(G) of the 1940 Act to invest without limit in shares of Underlying Funds.
     A Fund may invest in other investment companies during periods when it has large amounts of uninvested cash, during periods when there is a shortage of attractive securities available in the market, or when a Sub-Adviser believes share prices of other investment companies offer attractive values. The Funds may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Funds may invest, in excess of the general limits described above, in investment companies that are advised by Allianz Global Fund Management or its affiliates, as well as in money market funds and ETF’s, to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.
     As a shareholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectuses and herein.
     The Allianz Global Investors Solutions Funds ordinarily invest primarily in the Funds or funds advised by the Manager and its affiliates. See “Investment Strategies of the Allianz Global Investors Solutions Funds” below.
Investment Strategies of the Allianz Global Investors Solutions Funds
     The Allianz Global Investors Solutions Funds invest primarily in Underlying Funds, which include certain series of the Trust and series of Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds, as specified in the Prospectuses. By investing in Underlying Funds, the Allianz Global Investors Solutions Funds may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds as described herein. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds that are series of Allianz Funds, PIMCO Equity Series and PIMCO Funds. The Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds series and their attendant risks are described in the current prospectuses and Statements of Additional Information of Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds, which are included in the Allianz Funds registration statement (File Nos. 033-36528 and 811-06161), PIMCO Equity Series registration statement (Files Nos. 333-164077 and 811-22375), PIMCO ETF Trust registration statement (Files Nos. 333-155395 and 811-22250) and PIMCO Funds registration statement (File Nos. 033-12113 and 811-5028) on file with the SEC. In addition, summary information about the principal investments and strategies and principal risks of the Underlying Funds is contained in Appendix E to this Statement of Additional Information. These summaries are qualified in their entirety by reference to the prospectuses and Statements of Additional Information of the Trust, Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds, and the Trust disclaims any obligation to update these summaries in the event the information in the applicable Underlying Fund prospectus and/or Statement of Additional Information changes. The principal investments and strategies and principal risks of the Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses and Statements of Additional Information of the Trust, Allianz Funds, PIMCO Equity Series, PIMCO ETF Trust and PIMCO Funds for the most current information regarding the Underlying Funds. These documents may be obtained free of charge by calling Allianz Global Investors Distributors LLC at 1-800-498-5413.
Illiquid Securities
     A Fund may invest in securities that are illiquid, so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options and other derivative instruments, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits that are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities that legally or in the Manager’s or a Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Manager or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
Corporate Debt Securities
     The Funds may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.
     The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
U.S. Government Securities
     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), and FNMA may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks. Until recently, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. The value of these entities’ stock fell sharply in 2008 due to concerns that the entities did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility that is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
     U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.
High Yield Securities (“Junk Bonds”)
     The Funds may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s, S&P’s and Fitch’s securities ratings are included in Appendix A to this Statement of Additional Information.
     Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Funds may continue to hold high yield securities following a decline in their rating if in the opinion of the Manager or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.
     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
     Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect a Fund’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
     The average maturity or duration of the debt securities in a Fund’s portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.
Inflation-Indexed Bonds
     The Funds may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.
     Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
     While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.
     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Delayed Funding Loans and Revolving Credit Facilities
     The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
     The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” below. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitle a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets that the Manager or Sub-Adviser, in accordance with procedures approved by the Board of Trustees, have determined are liquid in an amount sufficient to meet such commitments.
Event-Linked Bonds
     The Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or may implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund would expect to recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these bonds will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.
Loan Participations and Assignments
     The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.
     Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.
Participation on Creditors Committees
     A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate in such committees only when the Manager and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.
Bank Obligations
     The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.
     Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of the Funds’ restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.
     Obligations of non-U.S. banks involve certain risks associated with investing in non-U.S. securities described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a non-U.S. jurisdiction might impose withholding taxes on interest income payable on those obligations, that non-U.S. deposits may be seized or nationalized, that non-U.S. governmental restrictions such as exchange controls may be adopted and in turn might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning non-U.S. banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ from those applicable to United States banks. Non-U.S. banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Senior and Other Bank Loans
     The Funds may invest in fixed- and floating-rate loans issued by banks (including, among others, Senior Loans, delayed funding loans and revolving credit facilities). Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets.
     As noted, the Funds may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
     The Funds may also invest in “participations” in bank loans. Participations by the Funds in a lender’s portion of a bank loan typically will result in the Funds having a contractual relationship only with such lender, not with the borrower. As a result, the Funds may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Funds may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds may assume the credit risk of both the borrower and the lender selling the participation.
     The Senior Loans in which the Funds may invest typically pay interest at rates that are re-determined periodically on the basis of a floating base lending rate (such as the LIBOR Rate) plus a premium. Although Senior Loans are typically of below investment grade quality (i.e., high yield securities), they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution’s employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Funds were determined to be subject to the claims of the Agent’s general creditors, the Funds might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.
     Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Funds does not receive scheduled interest or principal payments on such indebtedness, the net asset value, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Funds may invest in Senior Loans that are unsecured.
     Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what Caywood-Scholl believes to be a fair price.
     Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derives interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Commercial Paper
     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or non-U.S. issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See also “Mortgage-Related and Asset-Backed Securities — Asset-Backed Securities” for a discussion of asset-backed commercial paper.
Money Market Instruments
     Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.
Variable and Floating Rate Securities
     Variable- or floating-rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable-rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.
     The Funds may invest in floating-rate debt instruments (“floaters”) and engage in credit-spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest-rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit-spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.
     Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold. Please see “Taxation.”
Zero Coupon, Pay-in-Kind and Step Coupon Securities
     Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.

     Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements for treatment as a regulated investment company under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time. Please see “Taxation.”
     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market and other conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.
Municipal Securities
     The Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable a Fund to demand payment on short notice from the issuer or a financial intermediary.
     The Funds may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.
     Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
     Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.
     Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
     The Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.

     The Funds may also invest in various short-term municipal securities, including tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
     Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal bonds held by a fund is fund from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government, including its agencies and instrumentalities (“Agency Securities”). While still tax-exempt, pre-refunded municipal bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by the U.S. Treasury or Agency Securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bonds held by a fund may subject the fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if a fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.
     Residual interest bonds (“RIBs”) are municipal bonds that brokers create by depositing a municipal bond in a trust. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying municipal bond. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. In a transaction in which a fund purchases a RIB from a trust where the underlying municipal bond was held by a fund prior to being deposited into a trust, a fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, a fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, a funds NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBS acquired by funds where a fund did not previously own the underlying municipal bond.
     A Fund may invest in Build America Bonds, which are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the “Act”). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies will not apply to, and the Funds will not purchase, Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
     The interest the Fund receives from its investments in either type of Build America Bonds will be included in a Fund’s taxable income and distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by the Fund, the Fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to the Fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.
Mortgage-Related and Asset-Backed Securities
     The Funds may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of a Fund to utilize these instruments successfully may depend in part upon the ability of the applicable Sub-Adviser to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See “Collateralized Mortgage Obligations” below.

     Through investments in mortgage-related securities, including those that are issued by private issuers, the Funds may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.
     In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
     The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities. Adjustable rate mortgage-related and other asset-backed securities are also subject to some interest rate risk. For example, because interest rates on most adjustable rate mortgage- and other asset-backed securities only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the market value of these securities, including declines in value as interest rates rise. In addition, to the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
     The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC). The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the FHLMC. FNMA was, until recently, a government-sponsored corporation owned entirely by private stockholders, and subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight. As described above under “Government Securities,” FNMA is now under conservatorship by the FHFA. FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which includes state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It was, until recently, a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and then owned entirely by private stockholders. As described above under “Government Securities,” FHLMC is now under conservatorship of the FHFA. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees. Securities issued by certain private organizations may not be readily marketable.
     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions (see “Investment Restrictions”) by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
     Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually or on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.
     In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.
     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates, which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.
     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.
     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.
     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
     Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

     Asset-Backed Securities. The Funds may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.
     The underlying assets (e.g., loans) are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above.
     The Funds may purchase or have exposure to commercial paper, including asset-backed commercial paper (“ABCP”), that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a short-term debt security, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a Fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers.
     However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
     Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A Fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.
     Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
     Other Asset-Backed Securities. Other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Enhanced Equipment Trust Certificates (“EETCs”) and Certificates for Automobile ReceivablesSM (“CARSSM”).
     EETCs are typically issued by specially-created trusts established by airlines, railroads, or other transportation corporations. The proceeds of EETCs are used to purchase equipment, such as airplanes, railroad cars, or other equipment, which in turn serve as collateral for the related issue of the EETCs. The equipment generally is leased by the airline, railroad or other corporations, which makes rental payments to provide the projected cash flow for payments to EETC holders. Holders of EETCs must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee corporation or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the EETCs. However, because principal and interest payments of EETCs are funded in the ordinary course by the lessee corporation, the Fund treats EETCs as corporate bonds/obligations for purposes of compliance testing and related classifications.
     CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
     Consistent with a Fund’s investment objective and policies, the Fund also may invest in other types of asset-backed securities. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.
     Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.
Real Estate Securities and Related Derivatives
     The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.

     REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.
     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
     REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.
Hybrid Instruments
     The Funds may invest in “hybrid” or indexed securities. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.
     Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.
     Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. A Fund’s Sub-Adviser analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.
Potential Impact of Large Redemptions and Purchases of Fund Shares
     From time to time, shareholders of a Fund (which may include affiliates of the Manager or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.
INVESTMENT RESTRICTIONS
Investment Objectives
     Except to the extent set forth in the relevant Prospectuses, the investment objective(s) of each Fund is/are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
Fundamental Investment Restrictions
     The investment restrictions set forth below are fundamental policies of the Allianz Global Investors Solutions Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:
     (1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;
     (2) may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund’s status as a diversified company under the Investment Company Act of 1940, as amended;
     (3) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;

     (4) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;
     (5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
     (6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;
     (7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and
     (8) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
     Notwithstanding any other fundamental investment restriction or policy, each of the Allianz Global Investors Solutions Funds may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Allianz Global Investors Solutions Funds.
     The investment restrictions set forth below are fundamental policies of the AGIC Convertible Fund, AGIC Global Managed Volatility Fund, AGIC Focused Opportunity Fund, AGIC High Yield Bond Fund, AGIC International Growth Fund, AGIC International Growth Opportunities Fund, AGIC Micro Cap Fund, AGIC Ultra Micro Cap Fund, AGIC U.S. Emerging Growth Fund, F&T Behavioral Advantage Large Cap Fund, the NFJ International Small-Cap Value Fund, NFJ International Value II Fund, NFJ Global Dividend Value Fund, RCM All Alpha Fund, RCM China Equity Fund, RCM Disciplined Equity Fund, RCM Redwood Fund and RCM Short Duration High Income Fund, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:
     (1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular “industry,” as the term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction. This restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);
     (2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein;
     (3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
     (4) may not purchase or sell commodities. This restriction shall not prohibit a Fund, subject to the restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities;
     (5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
     (6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and
     (7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities.
     While each of the above mentioned Funds, except for the RCM China Equity Fund, is “diversified” within the meaning of the 1940 Act and may only purchase securities consistent with the maintenance of such Fund’s status as a diversified Company, each of the F&T Behavioral Advantage Large Cap Fund, the NFJ International Value II Fund, and the RCM Short Duration High Income Fund have an explicit fundamental policy that they may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund’s status as a diversified company under the Investment Company Act of 1940, as amended.

     The investment restrictions set forth below are fundamental policies of the RCM Global Water Fund, and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, such Fund:
     (1) may not concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction;
     (2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate, or interests therein;
     (3) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;
     (4) may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, forward contracts, or any interest rate, securities-related or other hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;
     (5) may not borrow money or issue any senior security, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; and
     (6) may not make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
     The RCM Global Water Fund would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. The industry concentration policy of such Fund does not preclude it from focusing investments in issuers in a group of related industrial sectors.
     Currently, under the 1940 Act, a Fund generally is not permitted to engage in borrowings unless immediately after a borrowing the value of the Fund’s total assets less liabilities (other than the borrowing) is at least 300% of the principal amount of such borrowing (i.e., such principal amount may not exceed 33 1/3% of the Fund’s total assets). In addition, a Fund is not permitted to declare any cash dividend or other distribution on its shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than borrowing, is at least 300% of such principal amount.
Policies Relating to Rule 35d-1 under the 1940 Act
     The Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. The Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:
     1. The F&T Behavioral Advantage Large Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of large capitalization companies based in the U.S.
     2. The NFJ International Value II Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalization greater than $1 billion.
     3. The NFJ Global Dividend Value Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks that pay or are expected to pay dividends.
     4. The RCM China Equity Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. See the Fund’s Fund Summary in the applicable Prospectus for details.
     5. The RCM Disciplined Equity Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments.

     6. The RCM Global Water Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. See “Summary of Principal Risks—Water-Related Risk” in the applicable Prospectus for a detailed description of water-related activities.
     7. The RCM Short Duration High Income Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade, while maintaining an average duration of less than three years and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.
     8. The AGIC Convertible Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities, which include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities, such as warrants or options, which provide an opportunity for equity participation.
     9. The AGIC U.S. Emerging Growth Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies.
     10. The AGIC High Yield Bond Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (“junk bonds”), which are fixed income securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality).
     11. The AGIC Micro Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of micro-cap companies.
     12. The AGIC Ultra Micro Cap Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies.
     13. The NFJ International Small-Cap Value Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations.
Other Information Regarding Investment Restrictions and Policies
     The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.
     Unless otherwise stated, all limitations applicable to a Fund’s investments will apply at the time of investment. A Fund will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of a Fund’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund’s total assets will not require the Fund to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. The Manager or applicable Sub-Adviser will take into account market, tax and other consequences to a Fund in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Manager or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refers to total assets.
     The Sub-Advisers may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Sub-Advisers) for purposes of the Funds’ investment restrictions and policies relating to industry concentration, and the approaches used by the various Sub-Advisers may differ from one another.

     In addition, each Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Funds it sub-advises that are specific to that Sub-Adviser. For example, the Sub-Advisers may employ its own internally-developed definitions and standards in connection with defining Fund market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of a Fund’s geographic restrictions). In addition, the definitions and standards used by a Sub-Adviser may change over time and without notice to investors, and in certain cases a Sub-Adviser may use definitions and standards for a Fund that differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts that it advises.
     Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.
     To the extent a Fund covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund.
     A Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for a Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.
     The phrase “shareholder approval,” as used in the Prospectuses, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Fund, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
MANAGEMENT OF THE TRUST
Trustees and Officers
     The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust, its Amended and Restated By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.
     Board Leadership Structure — The Trust’s Board of Trustees consists of seven Trustees, six of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust or of the Manager (the “Independent Trustees”), which represents over 85% of Board members that are Independent Trustees. An Independent Trustee serves as Chairman of the Trustees and is selected by vote of the majority of the Independent Trustees. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time.
     The Board of Trustees meets regularly four times each year to discuss and consider matters concerning the Trust and the Funds, and also holds special meetings to address matters arising between regular meetings. The Independent Trustees regularly meet outside the presence of Trust management and are advised by independent legal counsel. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.
     The Board of Trustees has established four standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Oversight Committee, the Nominating Committee, the Valuation Committee and the Compensation Committee. The functions and role of each Committee are described below under “—Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.
     The Board reviews its leadership structure periodically and has determined that this leadership structure, including an Independent Chairman, a supermajority of Independent Trustees and Committee membership limited to Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant role of the Manager and Sub-Advisers in the day-to-day management of Fund affairs, the extent to which the work of the Board is conducted through the Committees, the number of portfolios that comprise the Trust and the Fund Complex (defined below), the variety of asset classes those series include, the net assets of each Fund, the Trust and the Fund Complex and the management, distribution and other service arrangements of each Fund, the Trust and the Fund Complex. The Board also believes that its structure, including the presence of one Trustee who is an executive with various Manager-affiliated entities, facilitates an efficient flow of information concerning the management of the Trust to the Independent Trustees.
     Risk Oversight — Each of the Funds has retained the Manager and the applicable Sub-Adviser to provide investment advisory services, and, in the case of the Manager, administrative services, and these service providers are immediately responsible for the management of risks that may arise from Fund investments and operations. Some employees of the Manager serve as the Trust’s officers, including the Trust’s principal executive officer and principal financial and accounting officer. The Manager and the Sub-Advisers employ different processes, procedures and controls to identify and manage different types of risks that may affect the Funds. The Board oversees the performance of these functions by the Manager and Sub-Advisers, both directly and through the Committee structure it has established. The Board receives from the Manager and Sub-Advisers a wide range of reports, both on a regular and as-needed basis, relating to the Funds’ activities and to the actual and potential risks of the Funds and the Trust as a whole. These include reports on investment risks, custody and valuation of the Funds’ assets, compliance with applicable laws, and the Funds’ financial accounting and reporting. The Board also regularly receives, from the Funds’ principal underwriter, reports regarding the distribution, sale and marketing of the Funds’ shares, as well as related risks. In addition, the Board meets periodically with the individual portfolio managers of the Funds to receive reports regarding the portfolio management of the Funds and their performance, including their investment risks. In the course of these meetings and discussions with Allianz Global Fund Management and the Sub-Advisers, the Board has emphasized the importance of maintaining vigorous risk management programs and procedures.
     In addition, the Board has appointed a Chief Compliance Officer (“CCO”). The CCO oversees the development of compliance policies and procedures that are reasonably designed to minimize the risk of violations of the federal securities laws (“Compliance Policies”). The CCO reports directly to the Independent Trustees, interacts with individuals within Allianz Global Fund Management’s organization including its Chief Risk Officer, and provides presentations to the Board at its quarterly meetings and an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at these meetings. The Board has approved the Compliance Policies and reviews the CCO’s reports. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.
     The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the Funds can be identified in advance; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the Funds’ investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.
     The Trustees and executive officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the following tables. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 1633 Broadway, New York, NY 10019.

Independent Trustees(1)
     Based on a review of the experience, qualifications, attributes and skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust. With the exception of Messrs. Jacobson, Rappaport, Gallagher and Ms. DeCotis, each Trustee has served as a Trustee of the Trust since its inception, and has also served for several years as a Trustee for a number of investment companies affiliated with the Trust. These qualifications, as well as other qualifications preceding the five-year reporting period in the table below, support the conclusion that each individual should serve as a Trustee in light of the Trust’s business and structure.

				Number of	Other
				Portfolios	Directorships
				in Fund	Held by
Name,	Position(s)	Term of Office		Complex(2)	Trustee/Nominee
Address* and	Held with	and Length of	Principal Occupation(s)	Overseen	During the Past
Date of Birth	Trust	Time Served	During the Past 5 Years	by Trustee/Nominee	5 Years
Independent Trustees/Nominees
Bradford K. Gallagher 2/28/1944	Trustee	Since September 2010	Partner, New Technology Ventures Capital Management LLC, a venture capital fund (since 2011); Chairman and Trustee, Atlantic Maritime Heritage Foundation (since 2007); Trustee, The Common Fund (since 2005); Founder, Spyglass Investments LLC, a private investment vehicle (since 2001); and Founder, President and CEO of Cypress Holding Company and Cypress Tree Investment Management Company (since 1995).	56	Formerly, Chairman and Trustee of Grail Advisors ETF Trust (2009-2010) and Trustee of Nicholas-Applegate Institutional Funds (2007-2010).
James A. Jacobson 02/03/1945	Trustee	Since December 2009	Retired. Formerly, Vice Chairman and Managing Director of Spear, Leeds & Kellogg Specialists LLC, a specialist firm on the New York Stock Exchange.	56	Trustee, Alpine Mutual Funds Complex consisting of 17 funds.
Hans W. Kertess 07/12/1939	Trustee, Chairman of the Board	Since March 2008; Chairman of the Board	President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets.	56	None

				Number of	Other
				Portfolios	Directorships
				in Fund	Held by
Name,	Position(s)	Term of Office		Complex(2)	Trustee/Nominee
Address* and	Held with	and Length of	Principal Occupation(s)	Overseen	During the Past
Date of Birth	Trust	Time Served	During the Past 5 Years	by Trustee/Nominee	5 Years
William B. Ogden, IV 01/11/1945	Trustee	Since March 2008	Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	56	None
Alan Rappaport 03/13/1953	Trustee	Since June 22, 2010	Vice Chairman, Roundtable Investment Partners (since 2009); Chairman (formerly President), Private Bank of Bank of America; Vice Chairman, U.S. Trust (2001-2008); Trustee, American Museum of Natural History (since 2005); and Trustee, NYU Langone Medical Center (since 2007).	56	None
Deborah A. DeCotis 11/13/1952	Trustee	Since March 7, 2011	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Director, Helena Rubenstein Foundation (since 1997); Co-Chair Special Projects Committee, Memorial Sloan Kettering (since 2005); Board Member and Member of the Investment and Finance Committees, Henry Street Settlement (since 2007); Trustee, Stanford University (since 2010). Formerly, Advisory Council, Stanford Business School (2002-2008) and Director, Armor Holdings, a manufacturing company (2002-2007).	56	None

Interested Trustees(1)

Number of
Portfolios
in
				Fund	Other
Name,	Position(s)	Term of Office		Complex(2)	Directorships
Address and	Held with	and Length of	Principal Occupation(s)	Overseen	Held by
Date of Birth	Trust	Time Served	During the Past 5 Years	by Trustee	Trustee
John C. Maney(3) 680 Newport Center Drive, Suite 250 Newport Beach, CA 92660 08/03/1959	Trustee	Since March 2008	Management Board, Managing Director and Chief Executive Officer of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Asset Management of America L.P. (since January 2005) and also Chief Operating Officer of Allianz Asset Management of America L.P. (since November 2006). Trustee of the funds in the Allianz/PIMCO Fund complex since 2006.	78	None

*	Unless otherwise indicated, the business address of the persons listed above is c/o Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, New York 10019.

(1)	“Independent Trustees” are those Trustees who are not “Interested Persons” (as defined in Section 2(a)(19) of the 1940 Act), and “Interested Trustees” are those Trustees who are “Interested Persons” of the Funds. Mr. Maney is an “Interested Person” of the Funds due to his affiliation with Allianz Asset Management of America L.P. and its affiliates.

(2)	The term “Fund Complex” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds, each series of PIMCO Funds, each series of PIMCO Equity Series, each series of PIMCO Equity Series VIT, each series of PIMCO ETF Trust, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest and Premium Strategy Fund, AGIC International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PIMCO Income Opportunity Fund, PCM Fund Inc., PIMCO Strategic Global Government Fund Inc., each series of Allianz Global Investors Managed Accounts Trust, each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC.

(3)	Mr. Maney is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his positions set forth in the table above, among others with the Manager and its affiliates.

Member—Board of Directors and Chief Operating Officer of PIMCO Global Advisors (Resources) Limited; Executive Vice President of PIMCO Japan Ltd.; Chief Operating Officer of Allianz Asset Management U.S. Holding II LLC; and Managing Director of Allianz Global Investors Capital LLC.

Executive Officers

	Position(s)	Term of Office	Principal
Name, Address	Held with	and Length of	Occupation(s)
and Date of Birth	Trust	Time Served	During the Past 5 Years
Brian S. Shlissel 1633 Broadway, 41st Floor New York, NY 10019 11/14/1964	President	1/2011 to present	Management Board, Managing Director and Head of Mutual Fund Services of Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 27 funds in the Fund Complex; President of 54 funds in the Fund Complex and Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund Complex.
Lawrence G. Altadonna 1633 Broadway, 41st Floor New York, NY 10019 03/10/1966	Treasurer, Principal Financial and Accounting Officer	1/2011 to present	Senior Vice President, Director of Fund Administration of Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 78 funds in the Fund Complex; and Assistant Treasurer of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 funds in the Fund Complex.
Thomas J. Fuccillo 1633 Broadway, 41st Floor New York, NY 10019 03/22/1968	Vice President, Secretary and Chief Legal Officer	3/2008 to present	Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC; Executive Vice President, Chief Regulatory Counsel and Head of U.S. Compliance of Allianz Global Investors U.S. LLC; Vice President, Secretary and Chief Legal Officer of 78 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.

	Position(s)	Term of Office	Principal
Name, Address	Held with	and Length of	Occupation(s)
and Date of Birth	Trust	Time Served	During the Past 5 Years
Youse Guia 680 Newport Center Drive Suite 250 Newport Beach, CA 92660 09/03/1972	Chief Compliance Officer	3/2008 to present	Senior Vice President, Chief Compliance Officer and Deputy Chief of U.S. Compliance, Allianz Global Investors U.S. LLC; Chief Compliance Officer of 78 funds in the Fund Complex and of The Korea Fund, Inc.
Richard J. Cochran 1633 Broadway, 41st Floor New York, NY 10019 01/23/1961	Assistant Treasurer	5/2008 to present	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 78 funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Tax Manager, Teachers Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).
Scott Whisten 1633 Broadway, 41st Floor New York, NY 10019 03/13/1971	Assistant Treasurer	3/2008 to present	Senior Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 78 funds in the Fund Complex.
Orhan Dzemaili 1633 Broadway, 41st Floor New York, NY 10019 04/18/1974	Assistant Treasurer	1/2011 to present	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 78 funds in the Fund Complex.
Lagan Srivastava 1633 Broadway, 41st Floor New York, NY 10019 09/20/1977	Assistant Secretary	3/2008 to present	Vice President of Allianz Global Investors U.S. LLC; Assistant Secretary of 78 funds in the Fund Complex and of The Korea Fund, Inc.
Richard H. Kirk 04/06/1961	Assistant Secretary	3/2008 to present	Senior Vice President, Allianz Asset Management of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 51 funds in the Fund Complex.
Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.
     Trustee Qualifications — The Board has determined that each Trustee should continue to serve as such based on several factors (none of which alone is decisive). With the exception of Mr. Jacobson (who became a Board member in December 2009), Mr. Rappaport (who became a Board member in June 2010), Mr. Gallagher (who became a Board member in September 2010) and Ms. DeCotis (who became a Board member in March 2011), each Trustee has served in such role since the Trust’s inception and is intimately familiar with the Trust’s business and service provider arrangements, and has also served for several years as trustee/director to a number of other investment companies advised by the Manager and its affiliates. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
     In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee (in addition to business experience during the past five years set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to qualifications, experiences and skills are not intended to hold out the Board or individual Trustees as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
     Bradford K. Gallagher — Mr. Gallagher has substantial executive and board experience in the financial services and investment management industries. He has served as director to several other investment companies. Having served on the Operating Committee of Fidelity Investments and as a Managing Director and President of Fidelity Investments Institutional Services Company, he provides the Trust with significant asset management industry expertise. He also brings significant securities industry experience, having served as a developer and founder of several enterprises and private investment vehicles.
     James A. Jacobson — Mr. Jacobson has substantial executive and board experience in the financial services industry. He served for more than 15 years as a senior executive at an NYSE specialist firm. He has also served on the NYSE Board of Directors, including terms as Vice Chair. As such, he provides significant expertise on matters relating to portfolio brokerage and trade execution. He also provides the Trust with significant financial expertise and serves as the Audit Oversight Committee’s Chair and has been determined by the Board to be an “audit committee financial expert.” He has expertise in investment company matters through his service as a trustee of another fund family.
     Hans W. Kertess — Mr. Kertess has substantial executive experience in the investment management industry. He is the president of a financial advisory company, H. Kertess & Co., and formerly served as a Managing Director of Royal Bank of Canada Capital Markets. He has significant expertise in the investment banking industry.
     John C. Maney — Mr. Maney has substantial executive and board experience in the investment management industry. He has served in a variety of senior-level positions with investment advisory firms affiliated with the Manager. Because of his familiarity with the Manager and affiliated entities, he serves as an important information resource for the Independent Trustees and as a facilitator of communication with the Manager.
     William B. Ogden, IV — Mr. Ogden has substantial senior executive experience in the investment banking industry. He served as Managing Director at Citigroup, where he established and led the firm’s efforts to raise capital for and provide mergers and acquisition advisory services to asset managers and investment advisers. He also has significant expertise with fund products through his senior-level responsibility for originating and underwriting a broad variety of such products.
     Alan Rappaport — Mr. Rappaport has substantial senior executive experience in the financial services industry. He formerly served as Chairman and President of the private banking division of Bank of America and as Vice Chairman of U.S. Trust. He is currently the Vice Chairman of an investment banking firm.
     Deborah A. DeCotis — Ms. DeCotis has substantial senior executive experience in the investment banking industry, having served as a Managing Director for Morgan Stanley. She has extensive board experience and/or experience in oversight of investment management functions through her experience as a Director of the Helena Rubenstein Foundation, Stanford Graduate School of Business and Armor Holdings.
Committees of the Board of Trustees
     Audit Oversight Committee. The Trust’s Board has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Trust’s Audit Oversight Committee is currently composed of Messrs. Gallagher, Jacobson, Kertess, Ogden, Rappaport and Ms. DeCotis, each of whom is an Independent Trustee. Mr. Jacobson is the current Chairman of the Trust’s Audit Oversight Committee.

     The Trust’s Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of each Fund and, among other things, determines the selection of the independent registered public accounting firm for the Funds and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by the independent registered public accounting firm on behalf of the Funds, and services to be performed by the independent registered public accounting firm for certain affiliates, including the Manager, the applicable Sub-Adviser and entities in a control relationship with the Manager or the Sub-Advisers, that provide services to the Funds where the engagement relates directly to the operations and financial reporting of the Funds. The Audit Oversight Committee considers the possible effect of those services on the independence of the Funds’ independent registered public accounting firm. The Audit Oversight Committee convened three times during the fiscal year ended November 30, 2011.
     Nominating Committee. The Trust has a Nominating Committee currently composed of Messrs. Gallagher, Jacobson, Kertess, Ogden, Rappaport and Ms. DeCotis. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Trustees are to be re-elected. Each member of the Nominating Committee is an Independent Trustee. The Nominating Committee convened once during the fiscal year ended November 30, 2011.
     Qualifications, Evaluation and Identification of Director Nominees. The Nominating Committee of the Trust requires that Trustee candidates have a college degree or equivalent business experience. When evaluating candidates, the Nominating Committee may take into account a wide variety of factors including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) an assessment of the candidate’s ability, judgment and expertise and (vi) overall Board composition. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: (i) the Trust’s current Trustees, (ii) the Trust’s officers, (iii) the Funds’ shareholders and (iv) any other source the Committee deems to be appropriate. The Nominating Committee may, but is not required to, retain a third-party search firm at the Trust’s expense to identify potential candidates.
     Consideration of Candidates Recommended by Stockholders. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided that the recommending shareholder follows the Procedures for Shareholders to Submit Nominee Candidates, which are set forth as Appendix A to the Trust’s Nominating Committee Charter and attached as Appendix D to this Statement of Additional Information. Among other requirements, these procedures provide that the recommending shareholder must submit any recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary. Please refer to the Nominating Committee Charter, available at http://www.allianzinvestors.com/ClosedEndFund/External%20Documents/nominating_committee_charter.pdf, and the Procedures for Shareholders to Submit Nominee Candidates, attached as Appendix D to this Statement of Additional Information.
     The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of Trustees.
     Valuation Committee. The Trust’s Valuation Committee is currently composed of Messrs. Gallagher, Jacobson, Kertess, Ogden, Rappaport and Ms. DeCotis, each of whom is an Independent Trustee. The Valuation Committee has been delegated responsibility by the Trust’s Board of Trustees for overseeing determinations of the fair value of the Funds’ portfolio securities on behalf of the Board in accordance with the Funds’ valuation procedures. The Valuation Committee reviews and approves procedures for the fair valuation of the Funds’ portfolio securities and periodically reviews information from the Manager and the Sub-Advisers regarding fair value and liquidity determinations made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular fair valuation and other valuation matters. The Valuation Committee convened four times separately during the fiscal year ended November 30, 2011.
     Compensation Committee. The Trust’s Compensation Committee is currently composed of Messrs. Gallagher, Jacobson, Kertess, Ogden, Rappaport and Ms. DeCotis, each of whom is an Independent Trustee. The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees of the Trust who are not directors, officers, partners or employees of the Manager, the Sub-Advisers or any entity controlling, controlled by or under common control with the Manager or the Sub-Advisers. The Compensation Committee did not convene separately during the fiscal year ended November 30, 2011.
Securities Ownership
     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following table includes securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustees’ Compensation” below.
Securities Ownership as of December 31, 2011

Dollar Range of Equity
	Securities in	Aggregate Dollar Range of Equity
	Each Fund or Series	Securities in All Registered Investment
	Overseen	Companies Overseen by Trustee in Family of
Name of Trustee	by the Trustee	Investment Companies(1)
Independent Trustees(2)
Hans W. Kertess	Over $100,000	Over $100,000
Bradford K. Gallagher	$50,001-$100,000	$50,001-$100,000
James A. Jacobson	Over $100,000	Over $100,000
William B. Ogden IV	Over $100,000	Over $100,000
Alan Rappaport	$10,001-$50,000	Over $100,000
Deborah A. DeCotis(3)	Over $100,000	Over $100,000
Interested Trustee(2)
John C. Maney	Over $100,000	Over $100,000

(1)	The term “Family of Investment Companies” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest and Premium Strategy Fund, AGIC International & Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PCM Fund, Inc., PIMCO Income Opportunity Fund, PIMCO Strategic Global Government Fund, Inc., and each series of Allianz Global Investors Managed Accounts Trust.

(2)	“Independent Trustees” are those Trustees who are not “Interested Persons” (as defined in Section 2(a)(19) of the 1940 Act), and “Interested Trustees” are those Trustees who are “Interested Persons” of the Funds. Mr. Maney is an “Interested Person” of the Funds due to his affiliation with Allianz Asset Management of America L.P. and its affiliates.

(3)	Ms. DeCotis became a Trustee effective March 7, 2011. Ms. DeCotis’ ownership information is as of February 29, 2012.

     To the Trust’s knowledge, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment manager or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment manager or principal underwriter of the Trust, as of December 31, 2011.
Trustees’ Compensation
     Each of the Independent Trustees also serves as a trustee of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Corporate Income Fund, PIMCO Income Strategy Fund,

PIMCO Income Strategy Fund II, NFJ Dividend, Interest & Premium Strategy Fund, AGIC International & Premium Strategy Fund, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO Income Opportunity Fund, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc., each a closed-end fund for which the Manager serves as investment manager and affiliates of the Manager serve as sub-adviser (together, the “Allianz Closed-End Funds”), as well as Allianz Global Investors Managed Accounts Trust (“AGIMAT”), an open-end investment company with multiple series for which the Manager serves as investment manager and/or administrator and affiliates of the Manager serve as investment sub-adviser. As indicated above, certain of the officers of the Fund are affiliated with the Manager.
     Each of the Allianz Closed-End Funds, AGIMAT and the Trust is expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Manager or any entity controlling, controlled by or under common control with the Manager receives annual compensation of $250,000, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees will also be reimbursed for meeting-related expenses.
     Each Trustee’s compensation and other costs in connection with joint meetings will be allocated among the Allianz Closed-End Funds, AGIMAT and the Trust, as applicable, on the basis of fixed percentages as between each such group of funds. Trustee compensation and other costs will then be further allocated pro rata among the individual funds within each grouping (such as among the various series of the Trust) based on the complexity of issues relating to each such fund and relative time spent by the Trustees in addressing them, and on each such fund’s relative net assets.
     Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below).
     The following table sets forth information regarding compensation for the most recent fiscal year (except as noted) received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. (Trustees who are interested persons of the Trust and Officers of the Trust receive no compensation from the Trust).

				Total Compensation
		Pension or		from Trust and
		Retirement		Fund Complex Paid
		Benefits		to Trustees
	Aggregate	Accrued as Part	Estimated Annual	for Calendar Year-
	Compensation	of Trust	Benefits Upon	Ended
Name of Person	from Trust	Expenses	Retirement	December 31, 2011(1)
Paul Belica(2)	$58,125	0	0	$250,000
Bradford K. Gallagher	58,125	0	0	$250,000
James A. Jacobson	71,203	0	0	$300,000
Hans W. Kertess	74,109	0	0	$325,000
William B. Ogden IV	58,125	0	0	$250,000
Alan Rappaport	58,125	0	0	$250,000
Deborah A. DeCotis(3)	33,099	0	0	$204,861

(1)	Each Trustee serves as trustee or director of several other closed-end and/or open-end investment companies advised by the Manager. Messrs. Gallagher, Jacobson, Kertess, Ogden and Rappaport and Ms. DeCotis serve as trustee or director of 27 such investment companies. These investment companies are considered to be in the same Fund Complex as the Trust.

(2)	Mr. Belica retired from the Board of Trustees effective December 31, 2011.

(3)	Ms. DeCotis was appointed to the Board effective March 7, 2011.

     As disclosed in the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares,” each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, and certain other affiliates of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.
Proxy Voting Policies
     The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities have been included as Appendix C. Summary descriptions of the proxy voting policies and procedures of Allianz Global Fund Management and the Sub-Advisers are also included in Appendix C. Information regarding how the Trust voted proxies relating to securities held by the Funds during the most recent twelve-month period ended June 30 is available, without charge, upon request by calling 1-800-988-8380 (retail classes) or 1-800-498-5413 (Class P, Institutional and Administrative classes) and on the SEC’s website, www.sec.gov and on the Allianz Global Investors website, www.allianzinvestors.com.

Investment Manager
     Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as investment manager to each of the Funds pursuant to an investment management agreement (“Management Agreement”) between Allianz Global Fund Management and the Trust. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”). Allianz, acting through an investment management division, was the former investment adviser to the Trust. Allianz was organized as a limited partnership under Delaware law in 1987. Allianz’s sole general partner is Allianz Global Investors of America LLC. Allianz Asset Management of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation that owns a 99.9% non-managing interest, and Allianz Asset Management of America Holdings Inc., a Delaware corporation that owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Asset Management of America Holdings Inc. is a wholly-owned subsidiary of Allianz Asset Management Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz, Allianz Asset Management of America LLC and Allianz Global Investors of America Holdings Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Asset Management Aktiengesellschaft is Seidlstrasse, 24-24a, D-80335, Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany.
     The general partner of Allianz has substantially delegated its management and control of Allianz to a Management Board.
     The Manager is located at 1633 Broadway, New York, NY 10019. The Manager and its investment management affiliates had approximately $1.5 trillion of assets under management as of March 31, 2012.
     As of the date of this Statement of Additional Information, there are currently no significant institutional shareholders of Allianz SE. Allianz SE owned approximately 5% of The Hartford Financial Services Group, Inc. (“Hartford”). Certain broker-dealers that might be controlled by, or affiliated with, Hartford may be considered to be affiliated persons of the Manager and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers”). Absent an SEC exemption or other regulatory relief, the Funds are generally precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, a Fund’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.
Management Agreement
     The Manager, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Manager, the investments of the Funds. The Manager also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, the Manager has engaged various affiliates and non-affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Manager will either assume full responsibility for the management of that Fund, or retain a new sub-adviser subject to the approval of the Trustees and, if required, the Fund’s shareholders.
     Under the terms of the Management Agreement, the Manager is obligated to manage the Fund in accordance with applicable laws and regulations. The investment management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement. The Manager is free to, and does, render investment management services to others.
     The Management Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Management Agreement. The Management Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Manager, on 60 days’ written notice to the other party, and will terminate automatically in the event of its assignment.
     The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The Manager currently receives a monthly investment management fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Management
Fund	Fee Rate
AGIC Convertible Fund	0.57%
AGIC Focused Opportunity Fund	0.80%
AGIC Global Managed Volatility Fund	0.40%
AGIC High Yield Bond Fund	0.48%
AGIC International Growth Fund	0.85%
AGIC International Growth Opportunities Fund	1.00%
AGIC Micro Cap Fund	1.25%
AGIC Ultra Micro Cap Fund	1.50%
AGIC U.S. Emerging Growth Fund	0.90%
F&T Behavioral Advantage Large Cap Fund	0.40%
NFJ International Small-Cap Value Fund	0.95%
NFJ International Value II Fund	0.80%
NFJ Global Dividend Value Fund	0.85%
RCM All Alpha Fund	1.25%
RCM China Equity Fund	1.10%
RCM Disciplined Equity Fund	0.70%
RCM Global Water Fund	0.95%
RCM Redwood Fund	1.00%
RCM Short Duration High Income Fund	0.48%
Allianz Global Investors Solutions Retirement Income Fund	0.05%
Allianz Global Investors Solutions Global Allocation Fund	0.85%
Allianz Global Investors Solutions Global Growth Allocation Fund	0.85%
Allianz Global Investors Solutions 2015 Fund	0.05%
Allianz Global Investors Solutions 2020 Fund	0.05%
Allianz Global Investors Solutions 2025 Fund	0.05%
Allianz Global Investors Solutions 2030 Fund	0.05%
Allianz Global Investors Solutions 2035 Fund	0.05%
Allianz Global Investors Solutions 2040 Fund	0.05%
Allianz Global Investors Solutions 2045 Fund	0.05%
Allianz Global Investors Solutions 2050 Fund	0.05%
Allianz Global Investors Solutions 2055 Fund	0.05%
     Management Fee Waiver
     Pursuant to a Management Fee Waiver Agreement, the Manager has agreed to waive a portion of its fee with respect to investments by the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund in Underlying Funds to the extent it exceeds 0.15% of the portion of Fund assets attributable to investments in Underlying Funds. Similarly, the Manager has agreed to waive, through at least March 31, 2013, an additional portion of its fee with respect to investments by the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund in Other Acquired Funds to the extent it exceeds 0.15% of the portion of Fund assets attributable to investments in Other Acquired Funds. Notwithstanding the foregoing, the Manager will continue to receive its full fee on assets invested by the Allianz Global Investors Solutions Global Allocation Fund and the Allianz Global Investors Global Growth Allocation Fund directly in investments other than Underlying Funds or Other Acquired Funds.
     Expense Limitation Agreements
     With respect to each Fund, the Manager has contractually agreed until the date indicated in the applicable Fund’s “Annual Fund Operating Expenses” table in the Fund’s Fund Summary to irrevocably waive its Management Fee or reimburse the Fund, to the extent that Total Annual Fund Operating Expenses (after the application of the additional fee waiver described above) including payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed the amount specified for each share class of the Fund in its “Annual Fund Operating Expenses” table, as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     The following table sets forth the amount of the management fee paid by the Trust to the Manager for the last three fiscal years. Certain of the Funds are newly formed, and the Trust did not pay any management fee amounts to the Manager during the periods noted for such Funds.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund(1)	$3,684,452	$2,489,061	N/A
AGIC Focused Opportunity Fund	$29,011	N/A	N/A
AGIC Global Managed Volatility Fund	N/A	N/A	N/A
AGIC High Yield Bond Fund(2)	529,046	329,396	N/A
AGIC International Growth Fund(3)	945,730	586,424	55,879
AGIC International Growth Opportunities Fund(4)	1,423,036	1,075,774	N/A
AGIC Micro Cap Fund(5)	690,312	677,429	N/A
AGIC Ultra Micro Cap Fund(6)	115,928	42,862	N/A
AGIC U.S. Emerging Growth Fund(7)	191,877	158,160	N/A
F&T Behavioral Advantage Large Cap Fund	9,345	N/A	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	262,544	77,499	10,441
RCM All Alpha Fund	43,108	N/A	N/A
RCM China Equity Fund	51,924	20,396	N/A
RCM Disciplined Equity Fund	302,403	120,950	54,282
RCM Global Water Fund	666,944	531,910	472,549
RCM Redwood Fund	65,257	N/A	N/A
RCM Short Duration High Income Fund	5,462	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	55,160	42,035	23,282
Allianz Global Investors Solutions Global Allocation Fund	2,008,026	1,805,998	687,223
Allianz Global Investors Solutions Global Growth Allocation Fund	77,977	42,814	18,542
Allianz Global Investors Solutions 2015 Fund	58,408	44,294	25,498
Allianz Global Investors Solutions 2020 Fund	36,906	38,420	24,255
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	47,119	N/A	N/A
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	38,540	40,103	26,641
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	37,584	37,952	26,611
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
TOTAL	11,376,099	$9,217,800	$2,491,611

(1)	The Nicholas-Applegate U.S. Convertible Fund, the AGIC Convertible Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $1,584,723 in advisory fees for its fiscal year ended March 31, 2009.

(2)	The Nicholas-Applegate U.S. High Yield Bond Fund, the AGIC High Yield Bond Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $190,608 in advisory fees for its fiscal year ended March 31, 2009.

(3)	The Nicholas-Applegate International Growth Fund, the AGIC International Growth Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $109,085 in advisory fees for its fiscal year ended March 31, 2009.

(4)	The Nicholas-Applegate International Growth Opportunities Fund, the AGIC International Growth Opportunities Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $658,634 in advisory fees for its fiscal year ended March 31, 2009.

(5)	The Nicholas-Applegate U.S. Micro Cap Fund, the AGIC Micro Cap Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $540,350 in advisory fees for its fiscal year ended March 31, 2009.

(6)	The Nicholas-Applegate U.S. Ultra Micro Cap Fund, the AGIC Ultra Micro Cap Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $19,902 in advisory fees for its fiscal year ended March 31, 2009.

(7)	The Nicholas-Applegate U.S. Emerging Growth Fund, the AGIC U.S. Emerging Growth Fund’s predecessor fund, paid its investment adviser Nicholas-Applegate Capital Management LLC $74,251 in advisory fees for its fiscal year ended March 31, 2009.
Additional Information about Services Provided by Allianz Global Fund Management
     As noted above, Allianz Global Fund Management serves as investment manager to the Trust pursuant to the Management Agreement. Allianz Fund Management, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Funds either directly or through others selected by the Manager.
     In addition, Allianz Global Fund Management: (a) recommends and, subject to the approval of the Board of Trustees, approves the funds to be offered by the Trust; (b) subject to the approval of the Board of Trustees and, as applicable, Fund shareholders, selects Sub-Advisers to manage the management of the Funds’ portfolios; (c) monitors, directly, and with the assistance of third parties, the activities of such Sub-Advisers and evaluates the Sub-Advisers’ performance; and (d) supervises Fund compliance, as discussed more fully below. Allianz Fund Management also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and such other matters as the Trustees may request.
     Some of the objectives of Allianz Global Fund Management’s compliance program are to:
•	Continually work to enhance the compliance programs of all Allianz Asset Management of America L.P. subsidiaries;

•	Assess the existing local compliance plans in relation to current business practices from a risk-based perspective and work with local compliance to resolve major issues or gaps; and

•	Provide for the documentation of policies and procedures, with emphasis on incorporating industry best practices.
     In its capacity as Manager, in addition to its investment advisory services, Allianz Global Fund Management provides administrative services to the Funds pursuant to the Management Agreement. Such services include shareholder servicing, accounting, bookkeeping, internal audit services and certain other services required by the Funds, and preparation of reports to Funds’ shareholders and regulatory filings. Relatedly, as discussed above, the Manager (in some cases, together with its affiliates or third parties) provides certain other services, including compliance related services such as market timing monitoring and review of regulatory filings, management and coordination of activities of third-party service providers to the Funds such as transfer agency and custodian, maintenance and support services to intermediaries such as broker-dealers and retirement plan administrators, and researching and responding to customer complaints and inquiries and regulatory inquiries.
     In addition, certain Funds (the Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2025 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2035 Fund, Allianz Global Investors Solutions 2040 Fund, Allianz Global Investors 2045 Fund, Allianz Global Investors Solutions 2050 Fund, Allianz Global Investors Solutions 2055 Fund and Allianz Global Investors Solutions Retirement Income Fund (together, the “Target Date Funds”)) have entered into an Administration Agreement with the Manager. In return for an administrative fee, the Manager arranges, at its own expense, for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Target Date Funds. The Manager is also responsible for the preparation of prospectuses and shareholder reports for current shareholders and bears the costs of preparing, printing and mailing such reports for the Target Date Funds.
     The table below contains the business histories of the members of the Management Board of Allianz Global Fund Management. In addition to the individuals contained in the chart below, John C. Maney and Brian S. Shlissel are also members of the Management Board. Information relating to Messrs. Maney and Shlissel is contained above in “Management of the Trust—Trustees and Officers.”

Position with Allianz
Global Fund
Name	Management	Recent Professional Experience
John Carroll	Management Board	Management Board of Allianz Global Investors Fund Management LLC since February 2012; Managing Director, President of Allianz Global Investors Distributors LLC (AGID) and Head of US Retail Distribution since January 2012. Prior to this role, Mr. Carroll was Chief Operating Officer of AGID. Prior to joining AGID in 2008, he spent 20 years at Merrill Lynch where he most recently was a Managing Director, Co-Head of the Merrill Lynch Insurance Group and Head of Insurance Distribution. Prior to that, he was Head of Relationship Management in the Distribution and Business Development Group. Mr. Carroll has 26 years of experience in the financial services industry.

Position with Allianz
Global Fund
Name	Management	Recent Professional Experience
David Jobson	Management Board	Management Board of Allianz Global Investors Fund Management LLC since February 2012; Managing Director and Head of Product Management and Strategy Group of Allianz Global Investors US since 2007. Prior to joining AGI, Mr. Jobson was Head of Portfolio Construction at UBS Financial Services Inc. Mr. Jobson is a CFA charterholder and a Fellow of the Institute of Actuaries of Australia.

Christopher Townsend	Management Board	Management Board of Allianz Global Investors Fund Management LLC since February 2012; Senior Vice President and Head of Finance of Allianz Asset Management of America L.P. since November 2006.
Sub-Advisory and Portfolio Management Agreements
     The Manager employs Sub-Advisers to provide investment advisory services to each Fund pursuant to sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Manager and the particular Sub-Adviser. The Manager currently has nine investment management affiliates that are also indirect subsidiaries of Allianz, three of which, Allianz Global Investors Solutions LLC (“AGI Solutions”), NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors Capital LLC (“AGIC”), manage one or more of the Funds. In addition, RCM Capital Management LLC (“RCM”), a subsidiary of Allianz SE and an affiliate of the Manager, manages certain of the Funds. Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”) manages one of the Funds and is not an affiliate of the Manager.
AGI Solutions
     Pursuant to a Sub-Advisory Agreement between the Manager and AGI Solutions (the “AGI Solutions Sub-Advisory Agreement”), AGI Solutions is the Sub-Adviser and provides investment advisory services to the Allianz Global Investors Solutions Funds. Pursuant to the terms of the AGI Solutions Sub-Advisory Agreement, AGI Solutions is responsible for managing, either directly or through others selected by it, the investment of the Allianz Global Investors Solutions Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of trustees. For the services provided, the Manager (not the Trust) pays AGI Solutions a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): for each of the Allianz Global Investors Solutions Funds, 0.15% with respect to Fund assets invested in other Funds of the Trust and other investment companies or series thereof, and 0.60% with respect to assets invested directly in securities and other instruments.
     AGI Solutions is an investment management firm organized as a Delaware limited liability company and is an indirect wholly-owned subsidiary of Allianz. AGI Solutions is located at 600 West Broadway, San Diego, California 92101. AGI Solutions was organized in 2008 to manage discretionary accounts investing primarily in certain affiliated mutual funds and exchange-traded funds (“ETFs”) sponsored by Allianz and Pacific Investment Management Company (“PIMCO”) (the “Underlying Funds”).
AGIC
     Pursuant to a Sub-Advisory Agreement between the Manager and AGIC (the “AGIC Sub-Advisory Agreement”), AGIC is the Sub-Adviser and provides investment advisory services to the AGIC Convertible, AGIC Focused Opportunity, AGIC Global Managed Volatility, AGIC High Yield Bond, AGIC International Growth, AGIC International Growth Opportunities, AGIC Micro Cap, AGIC Small to Mid Cap Growth, AGIC Ultra Micro Cap, and AGIC U.S. Emerging Growth Funds, (the “AGIC Managed Funds”). Pursuant to the terms of the AGIC Sub-Advisory Agreement, AGIC is responsible for managing, either directly or through others selected by it, the investment of the AGIC Managed Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of trustees. For the services provided, the Manager (not the Trust) pays AGIC a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.37% for AGIC Convertible Fund, 0.52% for AGIC Focused Opportunity Fund, 0.26% for the AGIC Global Managed Volatility Fund, 0.31% for the AGIC High Yield Bond Fund, 0.50% for the AGIC International Growth Fund, 0.65% for the AGIC International Growth Opportunities Fund, 0.81% for the AGIC Micro Cap Fund, 0.98% for the AGIC Ultra Micro Cap Fund, 0.59% for AGIC U.S. Emerging Growth Fund.

     On August 25, 2010, AGIC assumed the role of investment sub-adviser to the AGIC Managed Funds from Nicholas-Applegate Capital Management LLC, its subsidiary, pursuant to a Novation of Sub-Advisory Agreement. Please see the section titled “The Trust” for additional information.
     As of March 31, 2012, AGIC managed approximately $14.4 billion in assets, not including the amount noted below for its subsidiary NFJ.
     AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1633 Broadway, New York, New York 10019.
     AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC) which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties.
     In addition to the advisory-related services noted above, AGIC also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC and legal/compliance and back office operations to Allianz Global Investors Solutions.
Fuller & Thaler
     Pursuant to a Sub-Advisory Agreement between the Manager and Fuller & Thaler (the “Fuller & Thaler Sub-Advisory Agreement”), Fuller & Thaler serves as the Sub-Adviser and provides investment advisory services to the Allianz F&T Behavioral Advantage Large Cap Fund. Pursuant to the terms of the Fuller & Thaler Sub-Advisory Agreement, Fuller & Thaler is responsible for managing, either directly or through others selected by it, the investment of the Fund’s assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. For the services provided, the Manager (not the Trust) pays Fuller & Thaler a monthly fee for the F&T Behavioral Advantage Large Cap Fund at the annual rate (based on the average daily net assets of the F&T Behavioral Advantage Large Cap Fund) of 0.16%.
     Fuller & Thaler is an investment management firm organized as a California corporation. Fuller & Thaler is located at 411 Borel Avenue, Suite 300, San Mateo, CA 94402. Fuller & Thaler provides investment management services primarily in long only and long short equity strategies. Fuller & Thaler’s primary business is to provide discretionary advisory services to institutional clients such as pension plans, academic institutions and other institutional investors. As of March 31, 2012, Fuller & Thaler had assets under management of $1.4 billion. Fuller & Thaler is not an affiliate of Allianz.
NFJ
     Pursuant to a Sub-Advisory Agreement between the Manager and NFJ (the “NFJ Sub-Advisory Agreement”), NFJ serves as the Sub-Adviser and provides investment advisory services to the NFJ International Value II Fund, the NFJ Global Dividend Value Fund and the NFJ International Small-Cap Value Fund (the “NFJ Managed Funds”). Pursuant to the terms of the NFJ Sub-Advisory Agreement, NFJ is responsible for managing, either directly or through others selected by it, the investment of the NFJ Managed Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. For the services provided, the Manager (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.50% for the NFJ International Value II Fund, 0.50% for the NFJ Global Dividend Value Fund and 0.65% for the NFJ International Small-Cap Value Fund.
     NFJ is an investment management firm organized as a Delaware limited liability company and is an indirect wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole managing member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ is located at 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. AGIC is located at 600 West Broadway, San Diego, California 92101. NFJ provides investment management services to institutional accounts. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of March 31, 2012, of approximately $36.4 billion.

RCM, AGI Europe, RCM AP and Caywood-Scholl
     Pursuant to a Sub-Advisory Agreement between the Manager and RCM (the “RCM Sub-Advisory Agreement”), RCM provides investment services to the RCM All Alpha, RCM China Equity, RCM Disciplined Equity, RCM Global Water, RCM Redwood and RCM Short Duration High Income Funds (the “RCM Managed Funds”). RCM has, in turn, delegated responsibility for the day-to-day portfolio management of the RCM Global Water Fund to its affiliate, Allianz Global Investors Europe GmbH (“AGI Europe”) (RCM and AGI Europe being referred to, collectively, with respect to each such Fund as the “Sub-Adviser”). RCM has delegated responsibility for the day-to-day portfolio management of the RCM Short Duration High Income Fund to Caywood-Scholl Capital Management LLC (“Caywood-Scholl”) (RCM and Caywood-Scholl being referred to, collectively, with respect to such Fund as the “Sub-Adviser”). RCM has delegated responsibility for the day-to-day portfolio management of the RCM China Equity Fund to RCM Asia Pacific Limited (“RCM AP”) (RCM and RCM AP being referred to, collectively, with respect to such Fund as the “Sub-Adviser”).
     AGI Europe serves as portfolio manager for the RCM Global Water Fund pursuant to a separate portfolio management agreement (the “AGI Europe Portfolio Management Agreement”) between RCM and AGI Europe. Caywood-Scholl serves as portfolio manager for the RCM Short Duration High Income Fund pursuant to a separate portfolio management agreement (the “Caywood-Scholl Portfolio Management Agreement”) between RCM and Caywood-Scholl. RCM AP serves as portfolio manager for the RCM China Equity Fund pursuant to a separate portfolio management agreement (the “RCM AP Portfolio Management Agreement”). Pursuant to the terms of the RCM Sub-Advisory Agreement, RCM is responsible for managing, either directly or through others selected by it, the investment of the RCM Managed Funds’ assets, subject to the general oversight and supervision of the Manager and the Board of Trustees. Pursuant to the terms of the AGI Europe Portfolio Management Agreement with RCM, AGI Europe has full investment discretion and makes all determinations with respect to the investment of the assets of the RCM Global Water Fund, subject to the general supervision of RCM, the Manager and the Board of Trustees. Pursuant to the terms of the Caywood-Scholl Portfolio Management Agreement with RCM, Caywood-Scholl has full investment discretion and makes all determinations with respect to the investment of the assets of the RCM Short Duration High Income Fund, subject to the general supervision of RCM, the Manager and the Board of Trustees. Pursuant to the terms of the RCM AP Portfolio Management Agreement with RCM, RCM AP has full investment discretion and makes all determinations with respect to the investment of the assets of the RCM China Equity Fund, subject to the general supervision of RCM, the Manager and the Board of Trustees.
     For the services provided pursuant to the RCM Sub-Advisory Agreement, the Manager (and not the Trust) pays RCM a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.8125% for the RCM All Alpha Fund, 0.715% for the RCM China Equity Fund, 0.40% for the RCM Disciplined Equity Fund, 0.54% for the RCM Global Water Fund, 0.65% for the RCM Redwood Fund and 0.29% for RCM Short Duration High Income Fund. For the services provided pursuant to the AGI Europe Portfolio Management Agreement, RCM (and not the Trust or the Manager) pays AGI Europe a monthly portfolio management fee, for the RCM Global Water Fund at the annual rate of 0.43%, (based on the average daily net assets of the Fund). For the services provided pursuant to the Caywood-Scholl Portfolio Management Agreement, RCM (and not the Trust or the Manager) pays Caywood-Scholl a monthly portfolio management fee for the RCM Short Duration High Income Fund at the annual rate (based on the average daily net assets of the Fund) of 0.29%. For the services provided pursuant to the RCM AP Portfolio Management Agreement, RCM (and not the Trust or the Manager) pays RCM AP a monthly portfolio management fee for the RCM China Equity Fund at the annual rate (based on the average daily net assets of the Fund) of 0.715%.
     RCM is an investment management firm organized as a Delaware limited liability company. RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. RCM is the successor investment adviser to Rosenberg Capital Management, which commenced operations in 1970. RCM provides advisory services to mutual funds and institutional accounts. RCM is located at 555 Mission Street, Suite 1700, San Francisco, California 94105. Accounts managed by RCM had combined assets, as of March 31, 2012, of approximately $25.1 billion.
     AGI Europe is wholly owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. AGI Europe is located at Mainzer Landstrasse 11-13, Frankfurt Am Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. As of March 31, 2012, AGI Europe managed approximately $51.4 billion. AGI Europe was established in 2005 and commenced operations in 2006. On May 31, 2011, AGI Europe assumed portfolio management responsibilities for the RCM Global Water Fund from a predecessor investment adviser, Allianz Global Investors Advisory GmbH (“AGIA”), pursuant to a statutory merger under German law. AGIA was registered as an investment adviser in the U.S. since 2006, and AGI Europe is relying on the U.S. registration of its predecessor AGIA pending the effectiveness of its own registration in the U.S. as an investment adviser.

     Caywood-Scholl is wholly owned by RCM, which is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Caywood-Scholl is located at 4250 Executive Square, Suite 400, La Jolla, CA 92037. As of March 31, 2012, Caywood-Scholl managed approximately $1.6 billion.
     RCM AP’s principal place of business is 21/F, IBC Tower, 3 Garden Road Central, Hong Kong. RCM AP, an indirect wholly-owned subsidiary of Allianz SE, is an SEC-registered investment advisory firm, which has been in business since 1984, either directly or through its predecessors. As of March 31, 2012, RCM AP managed approximately $14.3 billion.
     The following table sets forth the amount of portfolio management fees paid by the Manager to the applicable Sub-Adviser for each of the Funds for the last three fiscal years. Because certain of the Funds are newly formed, the Manager did not pay any sub-advisory fee amounts to Sub-Advisers during the periods noted for such Funds.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund	$2,391,662	$1,061,551	N/A
AGIC Focused Opportunity Fund	18,857	N/A	N/A
AGIC Global Managed Volatility Fund	N/A	N/A	N/A
AGIC High Yield Bond Fund	341,675	147,491	N/A
AGIC International Growth Fund	556,312	344,955	$26,772
AGIC International Growth Opportunities Fund	924,973	506,566	N/A
AGIC Micro Cap Fund	447,323	300,098	N/A
AGIC Ultra Micro Cap Fund	75,739	20,954	N/A
AGIC U.S. Emerging Growth Fund	125,786	70,805	N/A
NACM Global Equity 130/30 Fund(1)	N/A	9,614	24,273
F&T Behavioral Advantage Large Cap Fund	3,738	N/A	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	154,438	45,588	6,142
RCM All Alpha Fund	28,020	N/A	N/A
RCM China Equity Fund	33,751	13,257	N/A
RCM Disciplined Equity Fund	172,802	69,114	31,019
RCM Global Water Fund	379,105	302,349	268,607
RCM Redwood Fund	42,417	N/A	N/A
RCM Short Duration High Income Fund	3,300	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	12,527	8,407	4,656
Allianz Global Investors Solutions Global Allocation Fund(2)	354,357	318,706	163,711
Allianz Global Investors Solutions Global Growth Allocation Fund	13,761	7,555	3,272
Allianz Global Investors Solutions 2015 Fund	12,012	8,305	4,781
Allianz Global Investors Solutions 2020 Fund	7,547	7,204	4,548
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	9,050	8,108	4,777
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	7,379	7,077	4,701
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	7,185	6,697	4,696
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
TOTAL	$6,123,716	$3,807,015	$1,096,658

(1)	The NACM Global Equity 130/30 Fund liquidated on March 30, 2010. Please see the section captioned “The Trust” in this Statement of Additional Information for information about this fund.

(2)	The manager of the Allianz Global Investors Multi-Style Fund, the Allianz Global Investors Solutions Global Allocation Fund’s predecessor fund, paid $0 in portfolio management fees for its fiscal year ended June 30, 2008.

The following table sets forth the amount of portfolio management fees paid by RCM to AGI Europe for the last three fiscal years.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
RCM Global Water Fund	299,493	238,856	212,199
TOTAL	$299,493	$660,764	$642,514
     Because the RCM Short Duration High Income Fund is newly formed, the Manager did not pay any sub-advisory fee amounts to Caywood-Scholl during the last three fiscal years.
     The following table sets forth the amount of portfolio management fees paid by RCM to RCM AP for the last three fiscal years.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
RCM China Equity Fund	33,751	$13,257	N/A
Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture
AGI Solutions
     Compensation
Compensation Structure for AGIS
     AGIS believes that its compensation program is competitively positioned to attract and retain high caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable compensation opportunity, and a benefits package. Key investment professionals are also eligible to participate in the firm’s long-term incentive program as part of their variable compensation opportunity. Total compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. AGIS attempts to keep its compensation levels at or above the median, aligned to their performance, for similar positions in its area.
     Each portfolio manager’s compensation consists of a fixed base salary and benefits package. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by AGIS. This package is reviewed regularly against the market.
     Variable compensation and how it may be tied to performance of the portfolios under discussion: Each portfolio manager’s compensation is affected by the performance of the individual portfolios he or she manages, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. Investment professionals are awarded variable compensation based primarily on product performance, considering the appropriate mix between short and long-term performance of their portfolios versus relevant benchmarks and peers. Included in variable compensation, Investment professionals may also be eligible to participate in long-term incentive plans that are based on the longer-term performance of the firm and other metrics.
     Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by AGIS.
Other Accounts Managed
     The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of November 30, 2011.

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Paul Pietranico	0	$0.0	4	$1,133.8	0	$0.0
Stephen Sexauer	0	$0.0	4	$1,133.8	0	$0.0
James Macey	0	$0.0	4	$1,133.8	0	$0.0
The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Paul Pietranico	0	$0.0	0	$0.0	0	$0.0
Stephen Sexauer	0	$0.0	0	$0.0	0	$0.0
James Macey	0	$0.0	0	$0.0	0	$0.0
Potential Conflicts of Interest
     Although the AGIS Funds utilize a primarily fund-of-funds strategy, from time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of the Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as a Fund, track the same index as a Fund tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by a Fund. The other accounts might also have different investment objectives or strategies than a Fund.
     AGIS has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance, may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
     When AGIS considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, AGIS traders, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. AGIS considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. AGIS attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.
     Another potential conflict of interest may arise from the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time.

     The AGIS Funds’ portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, the portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. AGIS investment personnel, including the Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to the AGIS Code of Ethics, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund.
Securities Ownership
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of November 30, 2011.

Dollar Range of Equity Securities
Allianz Global Investors Solutions Retirement Income Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions Global Allocation Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	$10,001 - $50,000
Allianz Global Investors Solutions Global Growth Allocation Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2015 Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2020 Fund
Paul Pietranico	0
Stephen Sexauer	$100,001 - $500,000
James Macey	0
Allianz Global Investors Solutions 2025 Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2030 Fund
Paul Pietranico	$100,001 - $500,000
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2035 Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2040 Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	$50,001 - $100,000
Allianz Global Investors Solutions 2045 Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2050 Fund
Paul Pietranico	$10,001 - $50,000
Stephen Sexauer	0
James Macey	0
Allianz Global Investors Solutions 2055 Fund
Paul Pietranico	0
Stephen Sexauer	0
James Macey	0

Fuller & Thaler
Compensation
     The following explains the compensation structure of each individual (as listed in the Prospectuses) who shares primary responsibility for day-to-day portfolio management of the Fund.
     Portfolio managers are compensated with base salaries and annual bonuses that are generally in line with or above industry averages. The bonuses correlate highly with overall firm revenues, are subjective in nature, and not tied to performance in a given year, as Fuller & Thaler believes objective bonuses tied to benchmarks create poor incentives for portfolio managers as opposed to encouraging them to follow a disciplined investment process. Bonuses and equity distribution are determined by a 3-person compensation committee with input from various managers throughout the organization.
     The firm has Executive Stock Purchase and Deferred Compensation plans that allow key professionals to acquire equity in the firm and receive deferred compensation at retirement. Senior employees typically become eligible to participate starting in his/her second year. For a key professional who has been with the firm for 5 years or more, the value of these benefits may be a large part of his/her net worth.
     All employees also participate in an employee benefit plan. The employee benefit plan includes a health care plan, an employee 401K plan which includes (up to the legal limit) a 50% match by the firm that is immediately fully-vested for the employee, and discretionary profit sharing subject to the profitability of the firm.
Other Accounts Managed
     The following summarizes information regarding each of the accounts, excluding the Fund’s portfolio, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of November 30, 2011.

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Russell J. Fuller	0	0	1	60	2	83
Wei Su	0	0	1	60	0	0
     The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Russell J. Fuller	0	0	0	0	0	0
Wei Su	0	0	0	0	0	0
Potential Conflicts of Interest
     Responsibility for managing Fuller & Thaler’s investment strategies is organized according to investment styles (growth or value) and market capitalization (micro-cap, small-cap, mid-cap, or large-cap). Generally, a portfolio manager is responsible for managing all the client portfolios with a certain investment style and market capitalization. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across portfolios in the same strategy, which minimizes the potential for conflicts of interest.
     A Fund’s portfolio managers may face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Another potential conflict of interest may be perceived with respect to compensation. Fuller & Thaler may receive more compensation with respect to certain accounts than that received with respect to the Fund. Such greater compensation may be attributable to the fact that some accounts may be larger than the Fund, some accounts may pay a higher management fee rate than the Fund, or some accounts may also pay a performance fee unlike the Fund. This may create a potential conflict of interest for Fuller & Thaler or its portfolio managers by providing an incentive to favor these other accounts when, for example, placing securities transactions. Fuller & Thaler may have an incentive to allocate securities that are expected to increase in value to favored accounts. To address this, Fuller & Thaler has established policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. As a matter of general policy, Fuller & Thaler aggregates orders for the same equity security placed at around the same time. When aggregated trades are executed, whether fully or partially executed, accounts participating in the trade will be allocated their pro rata share on an average price basis, subject to certain limited exceptions.
     Another potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the cost of securities subsequently purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If Fuller & Thaler manages accounts that engage in short sales of securities of the type in which the Fund invests, Fuller & Thaler could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
     Fuller & Thaler believes it has adopted policies and procedures to address actual and potential conflicts of interest; however, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict may arise.
Securities Ownership

Dollar Range of Equity Securities
Russell J. Fuller	$100,001 - $500,000
Wei Su	$1 - $10,000
Corporate Culture of Fuller & Thaler
     Fuller & Thaler’s corporate culture reflects the themes of placing the best interest of our clients and prospective clients first while conducting ourselves with the highest level of professionalism and integrity. The firm encourages employee team work in considering unique points of view, as well as supports continued learning through ongoing education with the belief that these values are critical to maintaining an uncompromising pursuit of quality and knowledge which will benefit our clients and contribute to the growth and success of our firm.
RCM, AGI Europe, RCM AP and Caywood-Scholl
     The following summarizes the structure of and methods used to determine the compensation of each individual (as listed in the Prospectuses) who shares primary responsibility for the day-to-day portfolio management of each Fund:
Compensation
     RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of its staff with the investment results generated on behalf of its clients. RCM’s compensation structure reflects their belief that investment professionals are a key element of the company’s success in meeting clients’ objectives. RCM’s compensation strategy involves global standards that are applied similarly across the broader RCM Organization. The global RCM Organization is a global investment advisory organization, consisting of separate affiliated firms, which operates under the brand name RCM. In the case of certain regional experts located in other RCM Organization offices worldwide who are “associated persons” of RCM and who serve as portfolio managers for RCM Funds, this compensation strategy is applied independently by each RCM Organization company that employs such a portfolio manager. In such cases, RCM compensates the employing company through an affiliated transfer pricing arrangement that takes into account the value placed by RCM on the shared service of the portfolio manager.
     The primary components of RCM’s compensation system are a fixed base salary, an annual cash incentive payment (bonus) and a Long Term Incentive Plan Award (LTIPA). RCM strives to provide its people with a competitive overall package, for which it conducts ongoing research to ensure that each component, as well as total compensation, is ahead of or in line with market levels, and takes into account their performance, experience and potential. While the bonus is a cash payment driven by achievements of the individual and the business relative to set goals, the LTIPA has as its key value driver the overall growth in our operating results and thus offers our senior professionals participation in the growth of RCM’s business.
     Base Salary. Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company. Base compensation is regularly reviewed against peers with the help of compensation survey data as well as special competitor analysis, where necessary. Base compensation typically is a bigger percentage of total compensation for more junior positions while for the most senior roles it will be a much smaller component often even capped at certain levels and only adjusted every few years.

     Bonus. Bonus compensation is designed to primarily reflect the achievements of an individual against set goals and over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative, the former reflecting investment performance evaluated based on peer data over a three-year rolling time period (calculated as one-year plus three year results at 25% and 75% weighting) and the latter reflecting contributions to broader team goals, contributions made to client review meetings, to product development or product refinement initiatives. RCM’s regional chief investment officer (“CIO”) as well as the global CIO have the same 70% quantitative/30% qualitative metric as their team members with the 70% determined by the asset weighted performance against respective benchmarks of all the portfolios under their supervision.
     Long-Term Incentive Plan. The goal of LTIPA as the non-cash, longer term incentive portion of the compensation system is to strengthen further the alignment between RCM’s clients, senior professionals, and RCM’s corporate parent. This is achieved by the program having a three year time horizon and a valuation metric which is driven by the overall performance of operating results at the level of RCM as well as Allianz Global Investors AG, RCM’s parent. LTIPA is awarded annually — for senior professionals it typically amounts to between 20-30 percent of total compensation — and pays in cash after three years, with the value determined as a multiple of the initial award and growth in operating results. Therefore, under normal circumstances, it is expected that a senior professional will have at all times at least one year of total compensation invested in three tranches of LTIPA. In terms of the criteria driving the specific allocation amounts, they are typically similar to the ones driving bonus; however, more emphasis is given to entrepreneurial initiatives, to achievements above and beyond the “normal” scope of the role and the deferred nature of the awards also allows RCM to emphasize the longer term nature of many of the projects critical for RCM to deliver results on a sustainable basis. RCM views this as very competitive and similar in nature to ownership, yet its employees do not need a liquidity event to realize large gains in value.
Other Accounts Managed
     The following summarizes information regarding each of the accounts, excluding portfolios of the Trust that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of November 30, 2011.

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Seung H. Minn, CFA	17	6,069	10	328	0	0
Andreas Fruschki	0	0	1	0.05	0	0
Christina Chung	0	0	3	1	0	0
Vipin Ahuja	6	345	6	61	0	0
Raphael L. Edelman	0	0	22	1,287	2	791
Todd G. Hawthorne	0	0	2	96	1	377
Steven J. Berexa	4	729	6	9	0	0
Jing Zhou	0	0	0	0	0	0
Thomas Saake	1	151	23	$1,016	0	0
Eric Scholl	1	151	26	$1,036	0	0
     The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Seung H. Minn, CFA	1	248	0	0	0	0
Andreas Fruschki	0	0	0	0	0	0
Christina Chung	0	0	0	0	0	0
Vipin Ahuja	0	0	0	0	0	0
Raphael L. Edelman	0	0	0	0	0	0
Todd G. Hawthorne	0	0	0	0	0	0
Steven J. Berexa	1	46	0	0	0	0
Jing Zhou	0	0	0	0	0	0
Thomas Saake	0	0	0	0	0	0
Eric Scholl	0	0	0	0	0	0

     Potential Conflicts of Interest
     Like other investment professionals with multiple clients, a portfolio manager for the Funds may face certain potential conflicts of interest in connection with managing both the Funds and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM, AGI Europe, Caywood-Scholl and RCM AP believe are faced by investment professionals at most major financial firms. RCM, AGI Europe, Caywood-Scholl, RCM AP, the Manager and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different management fee rates and/or fee structures, including accounts that pay management fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Sub-Adviser’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
     “Cross trades,” in which one of the Sub-Adviser’s accounts sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Sub-Adviser, the Manager and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Manager-advised account are to be made at an independent current market price, as required by law.
     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
     A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
     A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for a Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and the Sub-Adviser’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”

     A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. The Sub-Adviser’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to codes of ethics adopted by the Sub-Adviser, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.
Securities Ownership
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, unless otherwise indicated, as of November 30, 2011.

Dollar Range of Equity Securities
RCM All Alpha Fund
Steven J. Berexa	0
Jing Zhou	0
RCM China Equity Fund
Christina Chung	0
RCM Disciplined Equity Fund
Seung H. Minn	$100,001 – $500,000
Andreas Fruschki	0
RCM Global Water Fund
Vipin Ahuja	$100,001 – $500,000
Andreas Fruschki	0
RCM Redwood Fund
Raphael L. Edelman	$100,001 – $500,000
Todd G. Hawthorne	$100,001 – $500,000
RCM Short Duration High Income Fund
Thomas Saake	$100,001 – $500,000
Eric Scholl	Over $1,000,000
Corporate Culture of RCM
     Research is the cornerstone of RCM’s investment process. RCM’s unique research platform is made up of sector-based fundamental research and its proprietary Grassroots® Research. Research and portfolio management are distinct and equally ranking career paths for RCM professionals. Transparency, accountability and measurement at each step of the investment process are of critical importance to RCM and are the primary drivers of compensation for all individuals across the firm.
     RCM operates from six offices around the world with over 500 employees from more than 25 nations. RCM believes diversity is an essential tool in its goal of successfully navigating the challenging and rapidly changing global marketplace. At RCM, employees are from diverse backgrounds, with diverse skills, experiences and viewpoints who work together for more informed investment decisions and for the benefit of clients. RCM encourages curious, open and aware minds, thriving on diversity but operating as one global organization.
AGIC
     Compensation Structure for AGIC
     AGI Capital’s compensation plan is designed specifically to be aligned with the interests of our clients. We aim to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, we offer both short- and long-term incentive plans.
     Compensation and Investment Performance. Short-term incentive pools for investment teams are annual discretionary bonuses funded by the firm’s revenue and allocated based on the performance of the strategies and the teams. The percentage allocated to an investment team is adjusted to reflect performance relative to the benchmark over one-, three- and five- year periods (the timeframe may vary depending on the strategy). The team pools are then subjectively allocated to team members based on individual contributions to client accounts. This revenue sharing arrangement directly aligns compensation with investment performance.

     Long-Term Incentive Plan. A Long-Term Incentive Plan provides rewards to certain key staff and executives of Allianz Global Investors companies to promote long-term growth and profitability. The plan is based on the firm’s operating earnings growth of both Allianz Global Investors in the U.S. and globally. The plan has a three-year vesting schedule and is paid in cash upon vesting.
     Overall, we believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms such as McLagan and ECS (Watson Wyatt Data Services).
     Other Accounts Managed
     The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of November 30, 2011 (except as otherwise indicated).

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	0	0	14	642.74	0	0
Douglas G. Forsyth, CFA	7	566.40	10	1,283.33	6	3,428.16
Kunal Ghosh	6	643.62	20	407.40	4	296.77
Christopher A. Herrera	1	5.21	2	93.53	1	25.07
Justin Kass, CFA	7	566.40	10	1,283.33	6	3,428.16
Pedro Marcal	0	0	3	495.22	1	94.41
Robert S. Marren	0	0	14	642.74	0	0
John C. McCraw	0	0	14	642.74	0	0
Nelson W. Shing	1	5.21	2	93.53	1	25.07
William L. Stickney	7	566.40	10	1,283.33	6	3,428.16
Horacio A. Valeiras, CFA	0	0	3	$495.22	0	0
Michael Corelli	0	0	16	$447.78	8	812.17
Eric Sartorius	0	0	16	$447.78	8	812.17
Sherry Zhang	6	643.62	20	$407.40	4	296.77
The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
K. Mathew Axline	0	0	2	77.04	0	0
Douglas G. Forsyth, CFA	2	335.18	0	0	0	0
Kunal Ghosh	1	369.22	1	12.63	0	0
Christopher A. Herrera	2	335.18	0	0	0	0
Justin Kass, CFA	0	0	0	0	0	0
Pedro Marcal	0	0	1	420.18	0	0
Robert S. Marren	0	0	2	77.04	0	0
John C. McCraw	0	0	2	77.04	0	0
Nelson W. Shing	0	0	0	0	0	0
William L. Stickney	2	335.18	0	0	0	0
Horacio A. Valeiras, CFA	0	0	1	420.18	0	0
Michael Corelli	0	0	0	0	0	0
Eric Sartorius	0	0	0	0	0	0
Sherry Zhang	1	369.22	1	12.63	0	0
Potential Conflicts of Interest

     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which AGIC believes are faced by investment professionals at most major financial firms.
     AGIC has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher -fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
     When AGIC considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, AGIC’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. AGIC considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. AGIC attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.
     “Cross trades,” in which one AGIC account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest when cross trades are effected in a manner perceived to favor one client over another. For example, AGIC may cross a trade between performance fee account and a fixed fee account that results in a benefit to the performance fee account and a detriment to the fixed fee account. AGIC has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.
     Another potential conflict of interest may arise from the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. AGIC maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.
     A portfolio manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
     A Fund’s portfolio manager(s) may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide AGIC with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, AGIC has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. The payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund.
     A Fund’s portfolio manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.
     AGIC’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to AGIC’s Codes of Ethics, which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Funds. The Code of Ethics is designed to ensure that the personal securities transactions, activities and interests of the employees of AGIC will not interfere with (i) making decisions in the best interest of advisory clients (including the Funds) or (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts
Securities Ownership
     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of November 30, 2011.

Dollar Range of Equity Securities
AGIC Convertible Fund
Douglas G. Forsyth, CFA	Over $1,000,000
Justin Kass, CFA	$100,001 – $500,000
AGIC Focused Opportunity Fund
Michael Corelli	$500,001 – $1,000,000
Eric Sartorius	$100,001 – $500,000
AGIC Global Managed Volatility
Kunal Ghosh	0
Sherry Zhang	0
AGIC High Yield Bond Fund
Douglas G. Forsyth, CFA	Over $1,000,000
William L. Stickney	$500,001 – $1,000,000
AGIC International Growth Fund
Pedro Marcal	$10,001 – $50,000
Horacio A. Valeiras, CFA	Over $1,000,000
AGIC International Growth Opportunities Fund
Christopher A. Herrera	$50,001 – $100,000
Nelson W. Shing	$1 – $10,000
AGIC Micro Cap Fund
K. Mathew Axline	$100,001 – $500,000
John C. McCraw	$100,001 – $500,000
Robert S. Marren	$100,001 – $500,000
AGIC Ultra Micro Cap Fund
K. Mathew Axline	$10,001 – $50,000
John C. McCraw	$100,001 – $500,000
Robert S. Marren	$100,001 – $500,000
AGIC U.S. Emerging Growth Fund
K. Mathew Axline	$100,001 – $500,000
John C. McCraw	$500,001 – $1,000,000
Robert S. Marren	$100,001 – $500,000

     Corporate Culture of AGIC (including NFJ)
     As has been described earlier in this SAI, by reorganizing Nicholas Applegate and Oppenheimer Capital into their corporate parent AGIC and transitioning all of the management of client assets, as well as consolidating within AGIC certain functions of NFJ, AGIC has evolved its business model from multiple, smaller-scale boutique managers to a single integrated business supporting multiple, independent alpha sources. AGIC believes such integration permits to more easily support different investment teams and approaches.
     This consolidation embraces the business model of the parent organization with the goal of combining functional areas where there are benefits, and leaving independent the areas that work better as discrete, independent functions.
     AGIC believes that certain benefits have been realized from this integration, including a single trading and risk management platform for all strategies, overall benefit of consolidated functions, and better alignment of investment and business professionals, all forming a more stable and creative culture that is stronger and more leveraged than the individual boutique firms were on their own.
     While longevity of investment personnel is a primary consideration, AGIC views all functions as important to building a stable long-term firm that best allows talented employees to spend their careers at AGIC and benefit shareholders. More than 50% of the portfolio managers at AGIC have been with the firm (or its predecessor firms) for more than 10 years. AGIC aims to keep its focus on success and long-term career development of its investment professionals and understands that state-of-the-art operations, professional client service in the retail and institutional businesses, client focused marketing and product management teams are tools that its investment professionals need to be successful.
NFJ
     Compensation Structure for NFJ
     Our compensation plan is designed specifically to be aligned with the interests of our clients. We aim to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, we offer both short- and long-term incentive plans.
     Compensation and Investment Performance. The short-term incentive pools for the NFJ investment team are annual discretionary bonuses directly related to the revenue of the investment business and the performance of the investment strategies relative to their individual benchmarks over a five-year period. The percentage allocated to the investment team increases based on the number of strategies outperforming. The pool is then subjectively allocated to team members based on individual contributions. This revenue sharing arrangement directly aligns compensation with investment performance.
     Long-Term Incentive Plan. A Long-Term Incentive Plan provides rewards to certain key staff and executives of Allianz Global Investors companies to promote long-term growth and profitability. The plan is based on the operating earnings growth of Allianz Global Investors in the U.S. and globally and the plan and has a three-year vesting schedule.
     Overall, we believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts’ compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms such as McLagan and ECS (Watson Wyatt Data Services).
     Other Accounts Managed
     The following summarizes information regarding each of the accounts, excluding portfolios of the NFJ Global Dividend Value Fund that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager. Except as noted below, the information is as of November 30, 2011.

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
R. Burns McKinney	2	80.3	38	8,751.2	14	15,127.8
Benno J. Fischer	5	159.8	48	9,883.7	22	23,785.2
L. Baxter Hines	2	80.3	35	8,513.9	9	14,099.2
Thomas W. Oliver	2	80.3	41	9,048.9	16	15,197.1
Paul A. Magnuson*	5	171.1	46	10,027.7	21	25,555.5
Morley D. Campbell*	3	83.2	6	805.4	6	9,118.1
The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle:

	Other Pooled				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
R. Burns McKinney	0	0	0	0	0	0
Benno J. Fischer	0	0	0	0	0	0
L. Baxter Hines	0	0	0	0	0	0
Thomas W. Oliver	0	0	0	0	0	0
Paul A. Magnuson*	0	0	0	0	0	0
Morley D. Campbell*	0	0	0	0	0	0

*	Information for Messrs. Magnuson and Campbell is as of March 31, 2012.

     Potential Conflicts of Interest
     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interest of a Fund as well as other accounts, the NFJ’s trading desk may, to the extent by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decision made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchased or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
     A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may allocate unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
     A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage an research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funs or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith and the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she managers.
     A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manger may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a Fund or other clients. NFJ’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by NFJ, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investments activities and the interest of the Funds.
     As part of NFJ’s Compliance Program, NFJ has established a Compliance Committee, a Best Execution Committee, a Proxy Voting Committee, a Performance Measurement Committee and a Pricing Committee to help develop policies and procedures that help NFJ avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.
     Securities Ownership
     As of November 30, 2011, R. Burns McKinney owned $500,001-$1,000,000, Thomas W. Oliver owned $50,001-$100,000, Benno J. Fischer owned $10,001-$50,000 and L. Baxter Hines owned no securities of the NFJ Global Dividend Value Fund, respectively. As of November 30, 2011, no portfolio manager beneficially owned any securities in the NFJ International Value II Fund. Because the NFJ International Small-Cap Value Fund is newly formed, no portfolio manager beneficially owned any securities in the Fund as of the date of this Statement of Additional Information.
     See “AGIC — Corporate Culture of AGIC (Including NFJ)” for a discussion of corporate culture pertinent to NFJ.
Codes of Ethics
     The Trust, the Manager, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

Fund Administrator
     In addition to its investment advisory services, Allianz Global Fund Management serves as administrator to the Target Date Funds pursuant to an administration agreement (the “Administration Agreement”) with the Trust on behalf of the Target Date Funds. The Manager provides or procures administrative services to the Target Date Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. Allianz Global Fund Management has, at its own expense, retained State Street Bank & Trust Company to perform certain administrative services and may retain affiliates to provide other administrative services. In addition, the Manager arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Target Date Funds and is responsible for the costs of registration of the Target Date Funds’ shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Manager has agreed to provide or procure these services, and to bear these expenses, at the annual rates for each Target Date Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to the indicated class or classes of shares on an annual basis) in the table below:

Share Class	Total
Classes A, C, D and R	0.30%
Institutional Class	0.10%
Class P and Administrative Class	0.15%
     The Administration Agreement may be terminated by the Trust on behalf of a Target Date Fund or share class at any time by vote of (1) a majority of the Trustees or (2) a majority of the outstanding voting securities of a Target Date Fund or share class, on 60 days’ written notice to Allianz Global Fund Management.
     The following table sets forth the amount paid by the Trust to service providers pursuant to the Administration Agreement in the most recently-completed fiscal year

Fund	Amount
Allianz Global Investors Solutions 2015 Fund	$4,936
Allianz Global Investors Solutions 2020 Fund	2,064
Allianz Global Investors Solutions 2025 Fund	N/A
Allianz Global Investors Solutions 2030 Fund	2,512
Allianz Global Investors Solutions 2035 Fund	N/A
Allianz Global Investors Solutions 2040 Fund	1,617
Allianz Global Investors Solutions 2045 Fund	N/A
Allianz Global Investors Solutions 2050 Fund	1,498
Allianz Global Investors Solutions 2055 Fund	N/A
Allianz Global Investors Solutions Retirement Income Fund	8,813
     The Manager currently estimates that it and/or its affiliates will pay up to 0.10% per annum of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Administration Agreement to service agents for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to Class P shareholders of the Target Date Funds. Such administrative services may include, but are not limited to, the following functions: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; collecting and posting distributions to shareholder accounts; capturing and processing tax data; processing and mailing trade confirmations, monthly statements, prospectuses, shareholder reports and other SEC-required communications; and performing similar account administrative services. These payments are made to service agents selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm.
DISTRIBUTION OF TRUST SHARES
Distributor and Multi-Class Plan
     Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (the “Distribution Contract”) with the Trust. The Distributor is an indirect, wholly-owned subsidiary of Allianz Asset Management of America L.P. The Distributor, located at 1633 Broadway, New York, NY 10019, is a broker-dealer registered with the SEC. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by a Fund or class upon 60 days’ written notice to the Distributor, or by the Distributor upon 60 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below.
     The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).
     The Trust currently offers up to eight classes of shares of each of the Funds: Class A, Class B, Class C, Class D, Class P, Class R, Institutional Class and Administrative Class shares. Effective November 1, 2009, Class B shares of the Funds are no longer available for purchase except through exchanges and dividend reinvestments, as discussed in the Retail Prospectus. Disclosure throughout the Statement of Additional Information regarding the “purchase” of Class B shares only relates to such exchanges and dividend reinvestments.
     Class A, Class B and Class C shares of the Trust are offered through financial institutions that have dealer agreements with the Distributor, or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”).
     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment managers, with which the Distributor has an agreement for the use of the Trust’s Funds in particular investment products, programs or accounts for which a fee may be charged.
     Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.
     Class R shares are eligible for investment only by certain “Class R Eligible Plans,” as defined in “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C, Class R and Institutional Class Shares” below.
     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers’ investments in the Funds).
     Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
     Under the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.
     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including management or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. For instance, the various classes pay different fees under the Management Agreement based on the different levels of administrative services provided to each Class. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.
Contingent Deferred Sales Charge and Initial Sales Charge
     As described in the Retail Prospectus under the caption “Classes of Shares—Class A, Class B and Class C Shares,” a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class R, Class P, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another series of the Trust or series of Allianz Funds prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.
     The following table sets forth the amount of contingent deferred sales charges paid to the Distributor for the last three fiscal years.

	Year Ended	Year Ended	Year Ended
Class	11/30/11	11/30/10	11/30/09
Class A(1)	$6,438	$(284)	$2,791
Class B	10,579	25,791	11,835
Class C	47,097	11,304	$35,094
Total	64,114	36,811	$49,719

(1)	Negative amount results from an adjustment to the contingent deferred sales charge of Allianz Global Investors Global Allocation Fund.

     As described in the Retail Prospectus under the caption “Classes of Shares—Class A, Class B and Class C Shares,” Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. The following table sets forth the amount of initial sales charges received by the Distributor for the last three fiscal years.

	Year Ended	Year Ended	Year Ended
Class	11/30/11	11/30/10	11/30/09
Class A	$153,382	$73,199	$73,828
Distribution and Servicing Plans for Class A, Class B, Class C and Class R Shares
     As stated in the Retail Prospectus under the caption “Classes of Shares—Class A, B, C and R Shares—Distribution and Servicing (12b-1) Plans” and “How to Buy and Sell Shares,” Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers that are members of the Financial Industry Regulatory Authority Inc. (“FINRA” which was formerly NASD) and which have dealer agreements with the Distributor, or that have agreed to act as introducing brokers.
     Pursuant to separate Distribution and Servicing Plans for Class A, Class B, Class C and Class R shares (the “Retail Plans”), the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.
     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. In the case of Class R shares, distribution and servicing fees are paid periodically on a trail-flow basis, either monthly or quarterly. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.
Class A Servicing Fees
     As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A shares).
Class B, Class C and Class R Distribution and Servicing Fees
     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B, Class C and Class R shares of the Trust, and in connection with personal services rendered to Class B, Class C and Class R shareholders of the Trust and the maintenance of Class B, Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a benefit plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively):

Class	Servicing Fee	Distribution Fee
Class B	0.25%	0.75%
Class C	0.25%	0.75%
Class R	0.25%	0.25%
     The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.
     The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.
     Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C, Class R or Administrative Class shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds, based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

Class	Servicing Fee	Distribution Fee
Class A	0.25%	N/A
Class B	0.25%	None
Class C	0.25%	0.75%
Class R	0.25%	0.25%
     Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which an investor purchases shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of a purchase a commission equal to 4.00% and 1.00%, respectively, of an investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include but are not limited to brokers, dealers, insurance companies and banks. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor are involved in establishing any such arrangements and may not be aware of their existence.
     In addition, the Distributor and their affiliates from time to time makes additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial firms as compensation for the sale or servicing of the Funds, including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the

Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.
     A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor, Allianz Global Fund Management and their affiliates together and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, Allianz Global Fund Management and their affiliates.
     The additional payments described above are made from the Distributor’s own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds of the Trust and Allianz Funds, and (c) 0.03% of the assets attributable to that financial firm invested in fixed income funds of the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. Currently, the payments described above are generally not made with respect to Class P, Class R, Institutional Class or Administrative shares. In some cases, in addition to payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.
     If investment managers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.
     As of the date of this Statement of Additional Information, the Distributor anticipates that the firms that will receive the additional payments described above for distribution services and/or educational support include:
American Portfolios Financial Services Inc.
Ameriprise Financial Services, Inc.
Associated Securities Corp.
AXA Advisors, LLC
Banc of America Investment Services, Inc.
Banc One Securities Investment
CCO Investment Services
Chase Investment Services Corp.
Comerica Securities
Commonwealth Financial Network
Cuna Brokerage Services
E*TRADE Clearing LLC
First Allied Securities, Inc.
FSC Securities Corp.
ING Companies:
ING Financial Partners, Inc.
Financial Network Investment Corp.
Multi-Financial Securities Corp.
PrimeVest Financial Services, Inc.
Janney, Montgomery, Scott

Lincoln Financial Securities
Linsco/Private Ledger Corporation
McDonald Investments
Merrill Lynch, Pierce, Fenner & Smith Inc.
ML Stern & Co.
Morgan Stanley Smith Barney LLC/Citigroup Global Markets Inc.
Mutual Service Corporation
NatCity Investments
National Planning Holdings, Inc.
Invest Financial Corp.
Investment Centers of America
National Planning Corp.
SII Investments Inc.
Northwestern Mutual Investment Services LLC
Oppenheimer & Co., Inc.
Piper Jaffray (1)
Questar Capital
Raymond James & Associates Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets Corp.
Robert W. Baird
Royal Alliance Associates Inc.
SagePoint Financial, Inc. (f/k/a AIG Financial Advisors, Inc.)
Securities America, Inc.
Stifel, Nicolaus & Company, Incorporated
Sterne Agee
Summit Brokerage Services Inc.
SunTrust Investment Services
UBS Financial Services Inc.
United Planners’ Financial Services of America
US Bancorp Investments, Inc.
Waterstone Financial Group
Wells Fargo (2)
WM Financial Services Inc.

(1)	Subsequently acquired by UBS

(2)	Includes arrangements with Wachovia Capital Markets, LLC (f/k/a Wachovia Securities, LLC), which was acquired by Wells Fargo

     The Distributor expects that additional firms may be added to this list from time to time. Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.
     Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Funds, Allianz Global Fund Management and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.
     If in any year the Distributor’s expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“disinterested Retail Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.
     The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.
     If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).
     The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to take advantage of “break points” in the Funds’ management fees and/or by affording greater flexibility to the Sub-Adviser. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class B, Class C and Class R shares.
Payments Pursuant to Class A Plans
     The following table sets forth the amount paid by the Trust pursuant to the Class A Retail Plan for the last three fiscal years. Because certain of the Funds are newly formed, the Trust did not pay any amount pursuant to the Class A Retail Plan during the periods noted for such Funds.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund	$134,742	$5,502	N/A
AGIC Focused Opportunity Fund	1,412	N/A	N/A
AGIC Global Managed Volatility Fund	N/A	N/A	N/A
AGIC High Yield Bond Fund	34,544	725	N/A
AGIC International Growth Fund	892	315	$31
AGIC International Growth Opportunities Fund	3,737	94	N/A
AGIC Micro Cap Fund	N/A	N/A	N/A
AGIC Ultra Micro Cap fund	N/A	N/A	N/A
AGIC U.S. Emerging Growth Fund	477	N/A	N/A
F&T Behavioral Advantage Large Cap Fund	6	N/A	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	15,966	2,223	N/A
RCM All Alpha Fund	68	N/A	N/A
RCM China Equity Fund	1,027	135	N/A
RCM Disciplined Equity Fund	9,767	3,844	2,007
RCM Global Water Fund	66,294	56,239	55,591
RCM Redwood Fund	2,241	N/A	N/A
RCM Short Duration High Income Fund	52	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	5,672	1,108	170
Allianz Global Investors Solutions Global Allocation Fund	198,276	157,660	75,312

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
Allianz Global Investors Solutions Global Growth Allocation Fund	8,105	1,418	37
Allianz Global Investors Solutions 2015 Fund	4,177	434	62
Allianz Global Investors Solutions 2020 Fund	677	231	41
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	1,024	646	129
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	368	271	28
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	171	111	57
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
Total	$489,695	$230,956	$133,465
     The amounts collected pursuant to the Class A Retail Plan are to be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because certain of the Funds are newly formed, the Distributor did not use any amounts collected pursuant to the Class A Retail Plan for these purposes during the periods noted for such Funds.

		Sales Material and
Fund	Compensation	Other Expenses	Total
AGIC Convertible Fund	$102,404	$32,338	$134,742
AGIC Focused Opportunity Fund	1,073	339	1,412
AGIC Global Managed Volatility Fund	N/A	N/A	N/A
AGIC High Yield Bond Fund	26,253	8,291	34,544
AGIC International Growth Fund	678	214	892
AGIC International Growth Opportunities Fund	2,840	897	3,737
AGIC Micro Cap Fund	N/A	N/A	N/A
AGIC Ultra Micro Cap fund	N/A	N/A	N/A
AGIC U.S. Emerging Growth Fund	363	114	477
F&T Behavioral Advantage Large Cap Fund	5	1	6
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	12,134	3,832	15,966
RCM All Alpha Fund	52	16	68
RCM China Equity Fund	781	246	1,027
RCM Disciplined Equity Fund	7,423	2,344	9,767
RCM Global Water Fund	50,383	15,911	66,294
RCM Redwood Fund	1,703	538	2,241
RCM Short Duration High Income Fund	40	12	52
Allianz Global Investors Solutions Retirement Income Fund	4,311	1,361	5,672
Allianz Global Investors Solutions Global Allocation Fund	150,690	47,586	198,276
Allianz Global Investors Solutions Global Growth Allocation Fund	6,160	1,945	8,105
Allianz Global Investors Solutions 2015 Fund	3,175	1,002	4,177
Allianz Global Investors Solutions 2020 Fund	515	162	677
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	778	246	1,024
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	280	88	368
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	130	41	171
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
Total	$372,171	$117,524	$489,695

Payments Pursuant to Class B Plans
     The following table sets forth the amount paid by the Trust pursuant to the Class B Retail Plan for the last three fiscal years.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
Allianz Global Investors Solutions Global Allocation Fund	$138,864	$249,498	177,706
     The amounts collected pursuant to the Class B Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because the Funds are newly formed and have not yet commenced operations, the Trust has not paid any amount pursuant to the Class B Retail Plan during the periods noted.

		Sales Material and
Fund	Compensation	Other Expenses	Total
Allianz Global Investors Solutions Global Allocation Fund	$105,537	$33,327	$138,864
Payments Pursuant to Class C Plans
     The following table sets forth the amount paid by the Trust pursuant to the Class C Retail Plan for the last three fiscal years. Because certain of the Funds are newly formed, the Trust did not pay any amount pursuant to the Class C Retail Plan during the periods noted for such Funds.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund	$157,809	$744	N/A
AGIC Global Managed Volatility Fund	N/A	N/A	N/A
AGIC High Yield Bond Fund	39,011	666	N/A
AGIC International Growth Fund	1,468	682	$190
AGIC International Growth Opportunities Fund	4,121	321	N/A
AGIC U.S. Emerging Growth Fund	1,100	N/A	N/A
F&T Behavioral Advantage Large Cap Fund	23	N/A	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	24,495	5,530	133
RCM All Alpha Fund	1,175	N/A	N/A
RCM China Equity Fund	2,291	600	N/A
RCM Disciplined Equity Fund	11,548	6,818	2,984
RCM Global Water Fund	229,304	214,040	209,856
RCM Redwood Fund	800	N/A	N/A
RCM Short Duration High Income Fund	765	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	33,556	7,665	182
Allianz Global Investors Solutions Global Allocation Fund	888,334	875,114	493,763
Allianz Global Investors Solutions Global Growth Allocation Fund	11,008	3,493	428
Allianz Global Investors Solutions 2015 Fund	20,143	1,347	408
Allianz Global Investors Solutions 2020 Fund	4,904	907	113
Allianz Global Investors Solutions 2030 Fund	6,884	2,247	239
Allianz Global Investors Solutions 2040 Fund	727	334	224
Allianz Global Investors Solutions 2050 Fund	488	203	102
Total	$1,439,954	$1,120,711	$708,622
     The amounts collected pursuant to the Class C Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because certain of the Funds are newly formed, the Distributor did not use any amounts collected pursuant to the Class C Retail Plan for these purposes during the periods noted for such Funds.

		Sales Material and
Fund	Compensation	Other Expenses	Total
AGIC Convertible Fund	$119,935	$37,874	$157,809
AGIC Global Managed Volatility Fund	N/A	N/A	N/A
AGIC High Yield Bond Fund	29,648	9,363	39,011
AGIC International Growth Fund	1,116	352	1,468
AGIC International Growth Opportunities Fund	3,132	989	4,121
AGIC U.S. Emerging Growth Fund	836	264	1,100
F&T Behavioral Advantage Large Cap Fund	17	6	23
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	18,616	5,879	24,495
RCM All Alpha Fund	893	282	1,175
RCM China Equity Fund	1,741	550	2,291
RCM Disciplined Equity Fund	8,776	2,772	11,548
RCM Global Water Fund	174,271	55,033	229,304
RCM Redwood Fund	608	192	800
RCM Short Duration High Income Fund	581	184	765
Allianz Global Investors Solutions Retirement Income Fund	25,503	8,053	33,556
Allianz Global Investors Solutions Global Allocation Fund	675,134	213,200	888,334
Allianz Global Investors Solutions Global Growth Allocation Fund	8,366	2,642	11,008
Allianz Global Investors Solutions 2015 Fund	15,309	4,834	20,143
Allianz Global Investors Solutions 2020 Fund	3,727	1,177	4,904
Allianz Global Investors Solutions 2030 Fund	5,232	1,652	6,884
Allianz Global Investors Solutions 2040 Fund	553	174	727
Allianz Global Investors Solutions 2050 Fund	371	117	488
Total	1,094,365	345,589	1,439,954
Payments Pursuant to Class R Plans
     The following table sets forth the amount paid by the Trust pursuant to the Class R Retail Plan for the last three fiscal years. Because certain of the Funds that currently offer Class R Shares are newly formed, the Trust did not pay any amount pursuant to the Class R Retail Plan during the periods noted.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund	$108	$32	N/A
AGIC High Yield Bond Fund	518	33	N/A
AGIC International Growth Fund	78	49	$48
AGIC International Growth Opportunities Fund	58	32	N/A
AGIC U.S. Emerging Growth Fund	48	N/A	N/A
RCM China Equity Fund	N/A	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	78	66	50
Allianz Global Investors Solutions Global Allocation Fund	70	63	32
Allianz Global Investors Solutions Global Growth Allocation Fund	112	69	36
Allianz Global Investors Solutions 2015 Fund	68	63	50
Allianz Global Investors Solutions 2020 Fund	70	64	50
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	74	67	51
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	78	70	52
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	90	73	51
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
Total	$1,450	$678	$420
     The amounts collected pursuant to the Class R Retail Plan will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses). Because certain of the Funds that currently offer Class R Shares were newly formed during the period, the Distributor has not used any amounts collected pursuant to the Class R Retail Plan for these purposes during the periods noted.

		Sales Materials and
Fund	Compensation	Other Expenses	Total
AGIC Convertible Fund	$82	$26	$108
AGIC High Yield Bond Fund	394	124	518
AGIC International Growth Fund	59	19	78
AGIC International Growth Opportunities Fund	44	14	58
AGIC U.S. Emerging Growth Fund	36	12	48
Allianz Global Investors Solutions Retirement Income Fund	59	19	78
Allianz Global Investors Solutions Global Allocation Fund	53	17	70
Allianz Global Investors Solutions Global Growth Allocation Fund	86	27	113
Allianz Global Investors Solutions 2015 Fund	52	16	68
Allianz Global Investors Solutions 2020 Fund	53	17	70
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	56	18	74
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	59	19	78
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	68	22	90
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
Total	$1,101	$350	$1,451
     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B, Class C and Class R shares of the Fund, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Fund and the maintenance of Class A, Class B, Class C and Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. The allocation of such excess amounts as of November 30, 2011 is as follows. Because certain of the Funds were newly formed during the period, no such excess expenses have been incurred during the periods noted for such Funds.

Fund	Class A	Class B	Class C	Class R
AGIC Convertible Fund	$3,046	N/A	$133,249	$55
AGIC Focused Opportunity Fund	158	N/A	N/A	N/A
AGIC Global Managed Volatility Fund	N/A	N/A	N/A	N/A
AGIC High Yield Bond Fund	12,132	N/A	21,348	34
AGIC International Growth Fund	205	N/A	298	78
AGIC International Growth Opportunities Fund	306	N/A	3,080	58
AGIC Micro Cap Fund	N/A	N/A	N/A	N/A
AGIC Ultra Micro Cap Fund	N/A	N/A	N/A	N/A
AGIC U.S. Emerging Growth Fund	16	N/A	354	48
F&T Behavioral Advantage Large Cap Fund	6	N/A	23	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A	N/A
NFJ Global Dividend Value Fund	3,595	N/A	13,784	N/A
RCM All Alpha Fund	973	N/A	1,802	N/A
RCM China Equity Fund	65,304	N/A	228,286	N/A
RCM Disciplined Equity Fund	(6,241)	N/A	(7,506)	N/A
RCM Global Water Fund	(60,404)	N/A	(181,922)	N/A
RCM Redwood Fund	(1,046)	N/A	(450)	N/A
RCM Short Duration High Income Fund	(153)	N/A	(1,608)	N/A
Allianz Global Investors Solutions Retirement Income Fund	1,143	N/A	14,188	68
Allianz Global Investors Solutions Global Allocation Fund(1)	5,936	$105,050	136,947	70
Allianz Global Investors Solutions Global Growth Allocation Fund	677	N/A	3,710	78
Allianz Global Investors Solutions 2015 Fund	171	N/A	10,210	68
Allianz Global Investors Solutions 2020 Fund	68	N/A	1,610	70
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A	N/A

Fund	Class A	Class B	Class C	Class R
Allianz Global Investors Solutions 2030 Fund	116	N/A	3,856	74
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	61	N/A	370	78
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	59	N/A	410	80
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A	N/A
Total	$26,126	$105,050	$382,040	$859

(1)	The expenses of the principal underwriter incurred in connection with the servicing of the Class B shares of the Allianz Global Investors Multi-Style Fund, the Allianz Global Investors Solutions Global Allocation Fund’s predecessor fund, exceeded the distribution and/or servicing fees collected by the Distributor by approximately $563,000 for the period ended June 30, 2008.

Fund	Class A	Class B	Class C	Class R
AGIC Convertible Fund	0%	N/A	0.48%	0.15%
AGIC Focused Opportunity Fund	0.04%	N/A	N/A	N/A
AGIC Global Managed Volatility Fund	N/A	N/A	N/A	N/A
AGIC High Yield Bond Fund	0.02%	N/A	0.17%	0.01%
AGIC International Growth Fund	0.07%	N/A	0.23%	0.56%
AGIC International Growth Opportunities Fund	0.01%	N/A	0.68%	0.57%
AGIC Micro Cap Fund	N/A	N/A	N/A	N/A
AGIC Ultra Micro Cap Fund	N/A	N/A	N/A	N/A
AGIC U.S. Emerging Growth Fund	0.00%	N/A	0.27%	0.50%
F&T Behavioral Advantage Large Cap Fund	0.06%	N/A	0.22%	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A	N/A
NFJ Global Dividend Value Fund	0.05%	N/A	0.46%	N/A
RCM All Alpha Fund	1.23%	N/A	0.52%	N/A
RCM China Equity Fund	34.27%	N/A	211.13%	N/A
RCM Disciplined Equity Fund	(0.11)%	N/A	(0.70)%	N/A
RCM Global Water Fund	(0.22)%	N/A	(0.87)%	N/A
RCM Redwood Fund	(0.07)%	N/A	(0.99)%	N/A
RCM Short Duration High Income Fund	(0.03)%	N/A	(0.13)%	N/A
Allianz Global Investors Solutions Retirement Income Fund	0.03%	N/A	0.24%	0.40%
Allianz Global Investors Solutions Global Allocation Fund(1)	0.01%	1.11%	0.17%	0.52%
Allianz Global Investors Solutions Global Growth Allocation Fund	0.05%	N/A	0.30%	0.22%
Allianz Global Investors Solutions 2015 Fund	0.01%	N/A	0.43%	0.49%
Allianz Global Investors Solutions 2020 Fund	0.02%	N/A	0.24%	0.51%
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	0.03%	N/A	0.60%	0.51%
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	0.04%	N/A	0.43%	0.52%
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	0.09%	N/A	0.86%	0.47%
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A	N/A

(1)	The expenses incurred for the Class B shares as a percentage of net assets of the Allianz Global Investors Multi-Style Fund, the Allianz Global Investors Solutions Global Allocation Fund’s predecessor fund, as of June 30, 2008 was 0.93%
Distribution and Administrative Services Plans for Administrative Class Shares
     The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the “Administrative Plans”) with respect to the Administrative Class shares of each Fund.
     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative

Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.
     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.
     In addition, financial intermediaries that receive fees under the Administrative Distribution Plan or the Administrative Services Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.
     The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of FINRA. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.
     Each Administrative Plan provides that it may not be amended to increase materially the costs that Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Administrative Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.
     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.
     Each Administrative Plan is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.
     Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by FINRA rules.
Payments Pursuant to the Administrative Plans
     The following table sets forth the amount paid by the Trust to service providers pursuant to the Administrative Services Plan and the Administrative Distribution Plan for the last three fiscal years. Because certain of the Funds that currently offer Administrative Class Shares are newly formed, the Trust did not pay any amount pursuant to the Administrative Services Plan and the Administrative Distribution Plan during the periods noted for such Funds.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund	$2,635	$16	N/A
AGIC High Yield Bond Fund	29	16	N/A
AGIC International Growth Opportunities Fund	29	16	N/A
RCM China Equity Fund	N/A	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	34	31	N/A
Allianz Global Investors Solutions Global Allocation Fund	4,021	32	N/A
Allianz Global Investors Solutions Global Growth Allocation Fund	40	35	N/A
Allianz Global Investors Solutions 2015 Fund	35	32	N/A
Allianz Global Investors Solutions 2020 Fund	35	32	N/A
Allianz Global Investors Solutions 2025 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2030 Fund	38	34	N/A
Allianz Global Investors Solutions 2035 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2040 Fund	40	35	N/A
Allianz Global Investors Solutions 2045 Fund	N/A	N/A	N/A
Allianz Global Investors Solutions 2050 Fund	40	35	N/A
Allianz Global Investors Solutions 2055 Fund	N/A	N/A	N/A
Total	$6,976	$314	N/A
Plan for Class D Shares
     Each Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of each Fund’s shares (“distribution fees”) and/or in connection with personal services rendered to a Fund’s shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the 12b-1 Plan for Class D shares pay distribution and/or servicing fees (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares) not to exceed 0.25%. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs that Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.
     Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by FINRA rules.
     Because certain of the Funds are newly formed, the Trust did not pay any amount to qualified service providers pursuant to the Class D Plan during the periods noted for such Funds.

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund	$83,786	$1,162	$ N/A
AGIC High Yield Bond Fund	8,757	85	N/A
AGIC International Growth Fund	202	50	30
AGIC International Growth Opportunities Fund	654	40	N/A
AGIC U.S. Emerging Growth Fund	59	N/A	N/A
F&T Behavioral Advantage Large Cap Fund	N/A	N/A	N/A

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	2,524	364	12
RCM All Alpha Fund	46	N/A	N/A
RCM China Equity Fund	1,053	142	N/A
RCM Disciplined Equity Fund	1,577	750	65
RCM Global Water Fund	9,446	1,536	75
RCM Redwood Fund	927	N/A	N/A
RCM Short Duration High Income Fund	17	N/A	N/A
Allianz Global Investors Solutions Retirement Income Fund	986	247	48
Allianz Global Investors Solutions Global Allocation Fund	402	47	17
Allianz Global Investors Solutions Global Growth Allocation Fund	95	37	18
Allianz Global Investors Solutions 2015 Fund	602	343	72
Allianz Global Investors Solutions 2020 Fund	295	363	60
Allianz Global Investors Solutions 2030 Fund	865	516	94
Allianz Global Investors Solutions 2040 Fund	517	287	71
Allianz Global Investors Solutions 2050 Fund	506	293	105
Total	$113,322	$6,262	$667
Additional Information About Class P Shares
     Class P shares of each Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, with respect to Class P shares of each Fund held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, each Fund (except for the Target Date Funds) may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. For the Target Date Funds, such services are paid for with a portion of fees payable under the Administration Agreement. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services that may be deemed to be primarily intended to result in the sale of Class P shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.
Additional Information About Institutional Class and Administrative Class Shares
     Institutional Class and Administrative Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as benefit or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Distributor, Allianz Global Fund Management and their affiliates may pay, out of their own assets at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional Class and Administrative Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services that may be deemed to be primarily intended to result in the sale of Institutional Class and Administrative Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.
Purchases, Exchanges and Redemptions
     Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Prospectuses, under the heading “How to Buy and Sell Shares” and that information is incorporated herein by reference. Certain purchases of the Trust’s shares are subject to a reduction or elimination of sales charges, as summarized in the Retail Prospectus and as described in greater detail below. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.
     Certain clients of the Manager or a Sub-Adviser whose assets would be eligible for purchase by one or more Funds may purchase shares of the Trust with such assets. Assets so purchased by the Funds will be valued in accordance with procedures adopted by the Board of Trustees.
     The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion, including for Trustees, officers and employees of the Funds, the Manager, the Sub-Advisers and the Distributor and their immediate family members, and trusts or plans primarily for the benefit of such persons. The minimum initial investment for single defined contribution plans is $100,000, unless the plan has 250 eligible participants or is associated with an existing plan that meets the minimum investment criteria. The investment minimum for shareholders with existing accounts is $200,000, provided that the current market value of the account is at least $1,000,000. For omnibus accounts, all minimums stated above apply at the omnibus level and not at the underlying investor level.
     The minimum initial investment in Class D shares of any Fund is $1,000, with a minimum subsequent investment of $50 per Fund. The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion.
     To obtain more information about exceptions to the minimum initial investment for Institutional Class, Class P, Administrative Class and Class D shares, please call the Trust at 1-800-498-5413.
     One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.
     As described and subject to any limits in the Retail Prospectus under the caption “How to Buy and Sell Shares- Exchanging Shares” and in the Institutional Prospectus under the caption “How to Buy and Sell Shares — Exchange Privilege” and in this Statement of Additional Information under the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C, Class R and Institutional Class Shares,” a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment or any series of Allianz Funds that is available for investment, on the basis of their respective net asset values. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Manager and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new fund. For example, if a shareholder invests in Class C shares of one fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first fund as described herein.

     Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the applicable Prospectus(es) (including the imposition or waiver of any sales charge or CDSC), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” above, and/or in the applicable Prospectus(es). Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A shares will be subject to a Class A sales charge unless otherwise noted below, and intra-Fund exchanges out of Class A, Class B or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class B shares are exchanged for Class A shares, a shareholder will be responsible for paying any applicable Class B CDSCs and any applicable Class A sales charge. If Class C shares are exchanged for Class A shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-Fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisors as to the federal, state and local or non-U.S. tax consequences of an intra-Fund exchange.
     Orders for exchanges accepted prior to the time Fund shares are valued on any day the Trust is open for business will be executed at the respective net asset values next determined as of the valuation time for Fund shares on that day. Orders for exchanges received after the time Fund shares are valued on any business day will be executed at the respective net asset values determined as of the valuation time for Fund shares on the next business day.
     The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.
     Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, Service Organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectuses and this Statement of Additional Information. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectuses and this Statement of Additional Information) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Distributor.
     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.
     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.
     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in this Statement of Additional Information under the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C, Class R and Institutional Class Shares.” The Trust’s Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.
Redemption Fees
     The Funds do not charge a redemption fee.
Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C, Class R and Institutional Class Shares
How to Buy Shares
     Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Distributor and through other firms that have dealer agreements with the Distributor (“participating brokers”) or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Fund Management and also a subsidiary of Allianz. As discussed in the Retail Prospectus and noted above, effective November 1, 2009, Class B shares of the Funds are no longer available for purchase except through exchanges and dividend reinvestments. Disclosure throughout the Statement of Additional Information regarding the “purchase” of Class B shares only relates to such exchanges and dividend reinvestments.
     Purchases Through Your Financial Advisor. You may purchase Class A or Class C shares through a financial advisor.
     Purchases By Mail. Investors who wish to invest in Class A or Class C shares by mail may send a completed application form along with a check payable to the Allianz Family of Funds at:
Regular Mail:
Allianz Family of Funds
P.O. Box 8050
Boston, MA 02266-8050
Overnight Mail:
Allianz Family of Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021-2809
     Investors who wish to invest in Institutional Class shares by mail may send a completed application form along with a check payable to Allianz Family of Funds to:
Allianz Family of Funds
P.O. Box 219968
Kansas City, MO 64121-9968
(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments as it does not have access to the information necessary to assess your financial situation). All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases resulting from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the Retail Prospectus.

Information regarding direct investment or any other features or plans offered by the Trust may be obtained by calling the Distributor at 1-800-988-8380 or by calling your broker.
     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.
     The Distributor reserves the right to require payment by wire or official U.S. bank check. The Distributor generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.
     The Trust or the Distributor may lower or waive the minimum investment amounts for certain categories of investors at their discretion.
     Purchases By Telephone. You may elect to purchase shares after enrolling in Fund Link (see “Allianz Funds Fund Link” below). You can purchase fund shares over the phone. To initiate such purchases, call 1-800-988-8380.
     Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.
     Subsequent Purchases of Shares. Subsequent purchases of Class A, Class B, Class C or Institutional Class shares can be made as indicated above by mailing a check (to the appropriate address) with a letter describing the investment or (with respect to Class A, Class B and Class C shares) with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Funds Auto-Invest plan, the Allianz Funds Auto-Exchange plan, tax-qualified programs and the Allianz Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase, unless the minimum has been lowered or waived by the Trust or Distributor at their discretion, in any Fund is $50. All payments should be made payable to Allianz Family of Funds and should clearly indicate the shareholder’s account number. Checks should be mailed to the appropriate address above under “Purchases By Mail.”
     Unavailable or Restricted Funds. Certain Funds and/or share classes are not currently offered to the public as of the date of this Statement of Additional Information. Please see the Retail Prospectus for details.
     Additional Information About Purchasing Shares. Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order plus a sales charge, which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset-based sales charge in the case of Class C shares (the “asset-based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.
     Orders sent to the Trust’s P.O. Box are not deemed “received” until they arrive at the Trust’s facility. This may affect the date on which they are processed.

     All purchase orders received by the Trust prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Trust after the offering price is determined that day from dealers, brokers or certain retirement plans that have an agreement with the Manager or the Distributor will receive such offering price if the orders were received by the dealer, broker or retirement plan from its customer prior to such determination and were transmitted to and received by the Distributor or the Transfer Agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on a day other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the SEC, when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.
     Minimum Purchase Amounts. Except for purchases through the Allianz Funds Auto-Invest plan, the Allianz Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. The minimum initial investment amount for Institutional Class shares of any Fund is $1,000,000, unless the minimum has been lowered or waived by the Trust or Distributor at their discretion. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued except, and to the extent, provided in the Retail Prospectus.
     Tax-Qualified Specified Benefit and Other Plans. The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which State Street Bank serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with State Street Bank as custodian. This form of account is available to employees of certain non-profit organizations.
     For purposes of this section, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Manager to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.
     The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.
     Allianz Funds Auto-Invest. The Allianz Funds Auto-Invest plan provides for periodic investments into a shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Funds Auto-Invest plan is $1,000 per Fund for Class A, Class B and Class C shares and $1,000,000 for Institutional Class shares, unless the minimum has been waived or lowered by the Trust or Distributor at its discretion. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of the Allianz Funds Auto-Invest plan may be limited for certain Funds and/or share classes at the discretion of the Distributor.
     Registered Representatives’ Investments. Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.
     Allianz Funds Auto-Exchange. The Allianz Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.
     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account for Class A, Class B and Class C shares and $1,000,000 for Institutional Class shares and $50 for any existing Fund account for which shares are purchased through the plan.
     Further information regarding the Allianz Funds Auto-Exchange plan is available from the Distributor at 1-800-988-8380 or participating brokers. You may enroll by completing an application, which may be obtained from the Distributor or by telephone request at 1-800-988-8380. The use of Allianz Funds Auto-Exchange plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Retail Prospectus. For more information on exchanges, see “Exchange Privilege.”
     Allianz Funds Fund Link. Allianz Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-988-8380. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by Boston Financial Data Services, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.
     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Validation” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.
     Signature Validation. When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.
     Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.
     The Distributor reserves the right to modify its signature validation standards at any time. The Funds may change the signature validation requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus. Shareholders should contact the Distributor for additional details regarding the Funds’ signature validation requirements.
     Account Registration Changes. Changes in registration or account privileges may be made in writing to the Transfer Agent. A Medallion Signature Validation may be required. See “Signature Validation” above. All correspondence must include the account number and must be sent to:
Regular Mail for Class A, Class B and Class C:
Allianz Family of Funds
P.O. Box 8050
Boston, MA 02266-8050
Regular Mail for Institutional Class
Allianz Family of Funds
P.O. Box 219968
Kansas City, MO 64121-9968
Overnight Mail:
Allianz Family of Funds
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021-2809
     Minimum Account Size — Class A, Class B, Class C, Class D and Class R Shares. Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the Fund’s administrator shall have the right (except in the case of retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Funds of the Trust and Allianz Funds exceeds $50,000.
     Transfer on Death Registration. The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).
     Summary of Minimum Investments and Account Size. The following table provides a summary of the minimum initial investment, minimum subsequent investment and minimum account size for each type of account (including Specified Benefit Accounts):

	Initial Minimum	Subsequent Minimum
Type of Account	Investment	Investment	Minimum Account Size
Regular/General Retail Accounts	$1,000 per Fund	$50 per Fund	$1,000
IRA	$1,000 per Fund	$50 per Fund	$1,000
Roth IRA	$1,000 per Fund	$50 per Fund	$1,000
UTMA	$1,000 per Fund	$50 per Fund	$1,000
UGMA	$1,000 per Fund	$50 per Fund	$1,000
Auto-Invest	$1,000 per Fund	$50 per Fund	$1,000
Auto-Exchange	$1,000 per Fund	$50 per Fund	$1,000
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$0	$50
SEP IRA established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000
SIMPLE IRA*	$50 per Fund/per participant	$0	$50
SAR-SEP IRA*	$50 per Fund/per participant	$0	$50
403(b)(7) custodial account plan established on or before March 31, 2004	$50 per Fund/per participant	$0	$50
403(b)(7) custodial account plan established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000
Plan Investors held through omnibus accounts-
Plan Level	$0	$0	$0
Participant Level	$0	$0	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$0	$50
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000 per Fund	$0	$1,000

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.
Alternative Purchase Arrangements
     The Funds offer investors up to four classes of shares (Class A, Class B, Class C and Class R) in the Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through the Institutional Prospectus, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Class P, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Class P shares are offered primarily through certain asset allocation, wrap fee and other fee-based programs sponsored by broker-dealers and other financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Similar to Class R shares, Class D, Class P, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Class P, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. To obtain more information about the other classes of shares, please call the Trust at 1-800-498-5413 (for Institutional Class, Administrative Class, and Class P shares) or the Distributor at 1-800-988-8380 (for Class D shares).
     The alternative purchase arrangements described in this Statement of Additional Information are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.
     Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries that sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.
     Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset-based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period that will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.
     Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares of series of the Funds purchased before October 1, 2004 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by Plan Investors or by SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts. Traditional and Roth IRAs may invest in Class B shares.
     Class C. Class C shares might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for at least one year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset-Based Sales Charge Alternative—Class C Shares” below.
     Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan that intends to invest retirement plan assets held through omnibus accounts and does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.
     In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.
     If an investor intends to purchase Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $499,999 for Class C shares or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $499,999 for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares.
     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distribution and Servicing (12b-1) Plans” in the Retail Prospectus.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:
(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;
(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;
(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;
(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;
(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;
(vi) up to 10% per year of the value of a Fund account that (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;
(vii) redemptions by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of the Distributor, Allianz or Allianz Global Fund Management;
(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in the Retail Prospectus;
(ix) involuntary redemptions caused by operation of law;
(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;
(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;
(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;
(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); and
(xv) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.
          The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;
(ii) involuntary redemptions caused by operation of law;
(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;
(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;
(v) up to 10% per year of the value of a Fund account that (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and
(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Retail Prospectus.
          The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.
          Exempt Transactions; No CDSCs or Payments to Brokers. Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):
•	A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•	A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”
     Initial Sales Charge Alternative — Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

			Discount or
			Commission to
	Sales Charge	Sales Charge	dealers as a % of
	as % of Net	as % of Public	Public Offering
Amount of Purchase	Amount Invested	Offering Price	Price*
$0-$49,999	5.82%	5.50%	4.75%
$50,000-$99,999	4.71%	4.50%	4.00%
$100,000-$249,999	3.63%	3.50%	3.00%
$250,000-$499,999	2.56%	2.50%	2.00%
$500,000-$999,999	2.04%	2.00%	1.75%
$1,000,000 +	0.00%	0.00%	0.00	%(1)

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

(1)	The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 1.00% of the first $2,000,000, 0.75% of amounts from $2,000,001 to $5,000,000, and 0.50% of amounts over $5,000,000. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase. These payments are not made in connection with sales to employer-sponsored plans.
     Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.
     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.
     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.
     These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.
     Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund that offers Class A shares.
     The term “Qualifying Investor” refers to:
(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)
or
(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved
or
(iii)	an employee benefit plan of a single employer.

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
     Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

     Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.
     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the RCM Global Water Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.50% sales charge on the total amount being invested.
     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.
     If an investor wishes to enter into a Letter of Intent in conjunction with an initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application. A current Class A shareholder desiring to do so may obtain a form of Letter of Intent by contacting the Distributor at 1-800-988-8380 or any broker participating in this program.
     Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.
     Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Fund Shares Are Priced” in the Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.
Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to
(i) current or retired officers, trustees, directors or employees of the Trust, Allianz Funds, Allianz, Allianz Global Fund Management or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;
(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor or Allianz Global Fund Management with respect to such purchases (including provisions related to minimum levels of investment in a Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor or Allianz Global Fund Management has an agreement for the use of a Fund in particular investment products or programs or in particular situations;
(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or (b) has a specific agreement to that effect with the Distributor; and
(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.
     The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.
     Notification of Distributor. In many cases, neither the Trust or Allianz Funds (together the “Trusts”) as applicable, the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.
     Class A Deferred Sales Charge. For purchases of Class A shares of all Funds, investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.
     For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares that will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC.”
     The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-988-8380.
     For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.
     Deferred Sales Charge Alternative — Class B Shares. Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

     Calculation of CDSC. A CDSC may be imposed on Class A, Class B or Class C shares under certain circumstances. A CDSC is imposed on shares redeemed within a certain number of years after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. Class B shares are not available for purchase by employer sponsored retirement plans.
     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor purchased the shares being redeemed.
     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased before October 1, 2004).
     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. Financial intermediaries that receive distribution and/or servicing fees may in turn pay and/or reimburse all or a portion of those fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.
     The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-988-8380.
Asset-Based Sales Charge Alternative — Class C Shares. Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed if an investor redeems Class C shares within a certain time period after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.
     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed.
     Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.
     The manner of calculating the CDSC on Class C shares is the same as that of Class B shares, as described above under “Calculation of CDSC.” Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. For Class C shares, the Distributor expects to make annual payments to participating brokers at the rate of 1.00% for all Funds. This change will not impact the Rule 12b-1 fees or other fees or expenses paid by shareholders. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.
The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-988-8380.
     No Sales Charge Alternative — Class R Shares. Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.
     Information For All Share Classes. Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ Transfer Agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.
Exchange Privilege
     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the Retail Prospectus or in this Statement of Additional Information, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in this Statement of Additional Information. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trusts’ Auto-Exchange plan. An exchange may constitute a taxable sale for federal income tax purposes.
     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-988-8380. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-988-8380 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Trust c/o the Transfer Agent, Boston Financial Data Services, Inc., at P.O. Box 8050, Boston, MA 02266-8050 or by use of forms that are available from the Distributor. A signature validation is required. See “How to Buy Shares—Signature Validation.” Telephone exchanges for all Funds may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).
     The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Manager or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to a Trust or a particular Fund. Except as described below, although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the SEC, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-988-8380.
     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.
     Except as otherwise disclosed in the Retail Prospectus, shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class C shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months). Note, however, effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first twelve months.
     Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.
     Investors may also select the Allianz Funds Auto-Exchange plan, which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Funds Auto-Exchange” above.
How to Redeem
Redemptions of Class A, Class B, Class C or Class R Shares.
     Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.
     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.
     Other than an applicable CDSC, a shareholder will not pay any special fees or charges to a Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through a broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.
     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trusts may suspend redemptions or postpone payments for more than seven days, as permitted by law.
     Direct Redemption. A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature validation.
     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.
     Written Requests. To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Trust c/o Transfer Agent, Boston Financial Data Services, Inc., at P.O. Box 8050, Boston, MA 02266-8050:
(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Validation”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents that may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.
     Transfers of shares are subject to the same requirements. A signature validation is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-988-8380 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.
     Orders sent to the Distributor’s P.O. Box are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.
     If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature validation requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.
     Telephone Redemptions. Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature validation. See “How to Buy Shares—Signature Validation.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

     By completing an account application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.
     A shareholder making a telephone redemption should call the Distributor at 1-800-988-8380 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.
     Fund Link Redemptions. If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-988-8380. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.
     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Validation.” See “How to Buy Shares—Allianz Funds Fund Link” for information on establishing the Fund Link privilege. Any of the Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.
     Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-998-8380 (Class A, Class B, Class C, Class D and Class R) or 1-800-498-5413 (Class P, Institutional Class and Administrative Class) and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details. Plan participants must process their transactions through their plan administrator.
     Expedited Wire Transfer Redemptions. If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC, if applicable). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Trust for up to seven days if the Distributor deems it appropriate under then current market and other conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-988-8380 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. None of the Trusts currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050. See “How to Buy Shares—Signature Validation.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.
     Certificated Shares. The Trust currently does not, and has no intention to, issue share certificates. If it does so in the future, to redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Validation,” above. Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.
     Automatic Withdrawal Plan. An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature validation is required. See “How to Buy Shares—Signature Validation.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”
     Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trusts or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.
     Because the Automatic Withdrawal Plan may involve erosion of capital, investors should consider carefully with their own financial advisors whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trusts and the Distributor make no recommendations or representations in this regard.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

     Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, Allianz Global Fund Management will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end. Allianz Global Fund Management will post this information on the website approximately five (5) business days after a month’s end, and such information will remain accessible on the website until the Funds file a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period that includes the date of the information. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Manager from time to time. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Manager’s website, the Fund may post such information on the Manager’s website.
     Portfolio holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending November 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending February 28 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending May 31 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending August 31 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.
     Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Manager or Sub-Adviser (together, the “Investment Managers”) or to the Fund’s principal underwriter or Allianz Asset Management of America L.P. and its subsidiaries who provide services to the Funds. In addition, to the extent permitted under applicable law, each Investment Manager may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Service Providers”) and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds’ portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.
     Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Investment Manager’s Chief Compliance Officer (or persons designated by the Investment Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Fund’s shareholders. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement or other duty of confidentiality that prohibits any trading upon the Confidential Portfolio Information.
     The Funds have ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers or Rating Agencies:

Name of Vendor	Type of Service	Frequency	Lag Time
Bloomberg	Trade system and compliance monitoring	daily	n/a
Ernst & Young LLP	Independent registered public accounting firm	varied	n/a
FactSet	Provider of financial information and analytical applications	daily	n/a

Financial Tracking	Trade Sphere — software to monitor employee trading and insider trading	daily	n/a

Glass, Lewis & Co.	Proxy voting service	daily	n/a
IDS GmbH	Analysis and reporting services	daily	n/a
Institutional Shareholder Services	Proxy Voting	daily	n/a

Name of Vendor	Type of Service	Frequency	Lag Time
ITG Solutions Network (Plexus)	Trade execution analysis	daily	n/a
Northern Trust	Back-office Outsourcing Service Provider	daily	n/a
PricewaterhouseCoopers LLP	Independent registered public accounting firm	varied	n/a
Ropes & Gray LLP	Legal counsel	varied	n/a
Simpson Thacher & Bartlett LLP	Legal counsel	varied	n/a
SS&C Technologies	Portfolio accounting service provider	daily	n/a
State Street Bank and Trust Co.	Custodial services /fund accounting	daily	n/a
Sungard IMPower	Accounting services provider	daily	n/a
Thomson Financial	Attribution	daily	n/a
     Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Funds and if the recipients are subject to a confidentiality agreement or other duty of confidentiality that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.
     In addition, certain Sub-Advisers may provide investment recommendations to the managers or sponsors of managed or “wrap” accounts (collectively, a “non-discretionary accounts”), usually in the form of a “model” portfolio. To the extent a nondiscretionary account employs investment strategies that are substantially similar or identical to those employed by a Fund, the Sub-Adviser’s portfolio recommendations to the non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of the Fund. As a result, any persons with access to portfolio holdings information regarding such a non-discretionary account may indirectly acquire information about the portfolio holdings of, or transactions by, the Fund with similar or identical portfolio holdings.
     The Investment Managers shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with the policies described above. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.
     Other registered investment companies that are advised or sub-advised by the Manager or a Sub-Adviser may be subject to different portfolio holdings disclosure policies, and neither the Manager nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Manager and the Sub-Adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the registered investment companies that are advised or sub-advised by the Manager or Sub-Adviser and some of the separate accounts managed by the Manager or Sub-Adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Investment Decisions and Portfolio Transactions
     Investment decisions for the Trust and for the other investment management clients of the Manager and Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Manager or Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Manager or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger funds may become more concentrated in more liquid securities than smaller funds or private accounts of the Manager or Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Manager or Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security and the transactions are therefore aggregated, in which event each day’s aggregated transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner that, in the Manager’s or Sub-Adviser’s opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.
     In addition, as noted above under “Disclosure of Portfolio Holdings,” a Sub-Adviser may provide investment recommendations to the managers or sponsors of non-discretionary accounts, and the Sub-Adviser’s portfolio recommendations to such a non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of a Fund. In an effort to provide fair and equitable treatment in the execution of trades and to ensure that a Fund and a similar non-discretionary account normally will not have competing trades outstanding, the Sub-Adviser may implement rotation procedures for alternating between executing trades for the Fund (and other similarly managed funds and accounts) and notifying the manager/sponsor of the non-discretionary account of changes in the Sub-Adviser’s portfolio recommendations (other than in connection with transactions resulting from account rebalancing or account cash flows).
Brokerage and Research Services
     There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.
     Each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions. Because the Allianz Global Investors Solutions Funds invest largely in Institutional Class (or a comparable class) shares of Underlying Funds, they generally do not pay brokerage commissions and related costs on such investments, but do indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which they invest.
     Because certain of the Funds are newly formed, such Funds did not pay any amount in brokerage commissions during the periods noted:

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC Convertible Fund (1)	$51,107	$29,886	N/A
AGIC Focused Opportunity Fund	12,438	N/A	N/A
AGIC High Yield Bond Fund (3)	N/A	N/A	N/A
AGIC International Growth Fund (4)	270,143	285,428	$19,458
AGIC International Growth Opportunities Fund (5)	300,011	206,794	N/A
AGIC Micro Cap Fund (6)	277,731	346,566	N/A
AGIC Ultra Micro Cap Fund (7)	76,416	32,915	N/A

	Year Ended	Year Ended	Year Ended
Fund	11/30/11	11/30/10	11/30/09
AGIC U.S. Emerging Growth Fund (2)	94,224	93,122	N/A
F&T Behavioral Advantage Large Cap Fund	5,010	N/A	N/A
NFJ International Small-Cap Value Fund	N/A	N/A	N/A
NFJ International Value II Fund	N/A	N/A	N/A
NFJ Global Dividend Value Fund	53,711	21,578	4,048
RCM All Alpha Fund	76,914	N/A	N/A
RCM China Equity Fund	18,818	7,082	N/A
RCM Disciplined Equity Fund	38,210	14,398	12,154
RCM Global Water Fund	117,196	55,238	46,008
RCM Redwood Fund	53,322	N/A	N/A
RCM Short Duration High Income Fund	N/A	N/A	N/A
Total	$1,445,251	$1,093,007	$81,668

(1)	The Nicholas-Applegate U.S. Convertible Fund, the AGIC Convertible Fund’s predecessor fund, paid brokerage commissions of $69,038 for the fiscal year ended March 31, 2009.

(2)	The Nicholas-Applegate U.S. Emerging Growth Fund, the AGIC U.S. Emerging Growth Fund’s predecessor fund, paid brokerage commissions of$63,644 for the fiscal year ended March 31, 2009.

(3)	The Nicholas-Applegate U.S. High Yield Bond Fund, the AGIC High Yield Bond Fund’s predecessor fund, paid brokerage commissions of $0 for the fiscal year ended March 31, 2009.

(4)	The Nicholas-Applegate International Growth Fund, the AGIC International Growth Fund’s predecessor fund, paid brokerage commissions of$45,147 for the fiscal year ended March 31, 2009.

(5)	The Nicholas-Applegate International Growth Opportunities Fund, the AGIC International Growth Opportunities Fund’s predecessor fund, paid brokerage commissions of $310,015 for the fiscal year ended March 31, 2009.

(6)	The Nicholas-Applegate U.S. Micro Cap Fund, the AGIC Micro Cap Fund’s predecessor fund, paid brokerage commissions of $319,940 for the fiscal year ended March 31, 2009 and $532,059 for the fiscal year ended March 31, 2010.

(7)	The Nicholas-Applegate U.S. Ultra Micro Cap Fund, the AGIC Ultra Micro Cap Fund’s predecessor fund, paid brokerage commissions of $15,185 for the fiscal year ended March 31, 2009 and $24,656 for the fiscal year ended March 31, 2010.
     The Sub-Adviser places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Sub-Adviser will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Adviser will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.
     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives services from many broker-dealers with which the Sub-Adviser places the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The management fees paid by the Funds are not reduced because the Sub-Adviser receives such services even though the receipt of such services relieves the Sub-Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Sub-Adviser to place the Funds portfolio transactions may be useful to the Sub-Adviser in providing services to other Sub-Adviser clients, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing the Funds. Conversely, research and brokerage services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.

     In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the SEC’s interpretive guidance thereunder, the Sub-Adviser may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Manager’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.
     The Allianz RCM All Alpha Fund expects to place brokerage orders exclusively through State Street Bank & Trust Co. (the Fund’s custodian and lender of securities in connection with its short selling activities) (“State Street”), or one of its affiliates. This would permit the Fund to take advantage of certain discounts on short selling fees offered by State Street. RCM has determined that these arrangements would on balance be beneficial to the Fund. Further, RCM will engage the services of a third-party vendor to monitor these arrangements for compliance with best execution principles.
     Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or the Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities. The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Manager or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Manager or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board of Trustees has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.
     The Funds did not pay any amount in brokerage commissions to affiliated brokers during the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008. Because the status of brokers as “affiliated brokers” depends on factors such as potential affiliations between the Manager and its affiliates (e.g., Allianz SE) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.
Regular Broker-Dealers
     The table below contains the aggregate value of securities of the Trust’s regular broker-dealers* or their parent companies held by each Fund, if any, at the end of fiscal year 2011 (November 30, 2011) (those Funds that have only recently commenced operations and did not hold any securities of the Trust’s regular broker-dealers during this period are not included).

		Aggregate Value of
		Securities of Regular
		Broker - Dealer Held by
Fund	Regular Broker - Dealer	Fund
AGIC Convertible Fund	State Street Bank & Trust Co.	$16,814,000
	Bank of America Corp.	$8,800,000
	Wells Fargo Investments LLC	$4,759,000

AGIC High Yield Bond Fund	State Street Bank & Trust Co.	$7,120,000

AGIC International Growth Fund	State Street Bank & Trust Co.	$4,183,000
	Deutsche Bank AG	$1,528,000

		Aggregate Value of
		Securities of Regular
		Broker - Dealer Held by
Fund	Regular Broker - Dealer	Fund
	Barclays Capital, Inc.	$1,004,000

AGIC International Growth Opportunities Fund	State Street Bank & Trust Co.	$7,174,000

AGIC Micro Cap Fund	State Street Bank & Trust Co.	$1,203,000

AGIC Ultra Micro Cap Fund	State Street Bank & Trust Co.	$163,000

AGIC U.S. Emerging Growth Fund	State Street Bank & Trust Co.	$450,000

F&T Behavioral Advantage Large Cap Fund	JPMorgan Chase & Co.	$101,000
	Bank of America Corp.	$52,000
	Citigroup, Inc.	$45,000
	The Goldman Sachs Group, Inc.	$38,000
	Wells Fargo Investments LLC	$23,000
	State Street Bank & Trust Co.	$8,000

NFJ Global Dividend Value Fund	JPMorgan Chase & Co.	$576,000
	Credit Suisse Group	$543,000
	State Street Bank & Trust Co.	$267,000

RCM All Alpha Fund	State Street Bank & Trust Co.	$1,187,000

RCM Disciplined Equity Fund	Wells Fargo Investments LLC	$996,000
	JPMorgan Chase & Co.	$709,000
	State Street Bank & Trust Co.	$329,000
	Morgan Stanley	$328,000

RCM Global Water Fund	State Street Bank & Trust Co.	$1,536,000

RCM Redwood Fund	State Street Bank & Trust Co.	$2,181,000
	Wells Fargo Investments LLC	$132,000
	JPMorgan Chase & Co.	$84,000

RCM Short Duration High Income Fund	State Street Bank & Trust Co.	$1,722,000

Total		$64,055,000

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

Portfolio Turnover
     The selling of the securities held by a Fund and reinvestment of the proceeds is known as “portfolio turnover.” The Sub-Adviser manages the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact a Fund’s after-tax returns. See “Taxation.”
     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.
     The Allianz Global Investors Solutions Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, which may have higher portfolio turnover rates than those Funds.
     Portfolio turnover rates for each Fund for which financial highlights are available are provided under “Financial Highlights” in the applicable Prospectus.
     With respect to the Allianz RCM China Equity Fund, the portfolio turnover rate increased from 21% for fiscal year 2010 to 132% for fiscal year 2011. The Fund’s initial fiscal year was brief, as the Fund’s inception date was 6/4/10. This increase in portfolio turnover rate can be attributed to the short time the Fund was present in 2010 compared to its full year in 2011.
NET ASSET VALUE
     As described in the Prospectuses under the heading “How Fund Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectuses further note that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.
     The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and NAV of the Funds shares to Allianz Global Fund Management, in its capacity as Manager, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Manager has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Funds custodian, the Sub-Adviser, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

     As described in the Prospectuses, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):
     Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.
     Debt securities are generally valued using quotes obtained from pricing services or brokers or dealers.
     Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.
     Exchange-traded options are generally valued at the last sale or official closing price on the exchange on which they are primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which they are primarily traded for options for which there were no sales or closing prices reported during the day. Over-the-counter options not traded on an exchange are valued at a broker-dealer bid quotation.
     Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.
     Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services.
     Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.
     As described in the Prospectuses, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectuses provide additional information regarding the circumstances in which fair value pricing may be used and related information.
TAXATION
     The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.
Taxation of the Funds
Each Fund has elected (or, in the case of a new Fund, intends to elect) to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.
As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses, in each case determined with reference to any capital loss carryovers from prior years) properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income and any net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a Fund may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31 (or a later date, if the Fund is eligible to elect and so elects)) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31 (or a later date, if the Fund makes the election referred to above), plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year (or a later date, if the Fund makes the election referred to above), plus any retained amount for the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 (or a later date, if the Fund makes the election referred to above) are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.
Fund Distributions
Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.
For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of Capital Gain Dividends generally will be taxable as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.
The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.
To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.
In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided both the shareholder and the Fund meet the holding period and other requirements described above. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is not likely that a significant portion of distributions from the AGIC Convertible Fund, the AGIC High Yield Bond Fund, the RCM Redwood Fund or the RCM Short Duration High Income Fund will constitute qualified dividend income; a portion of distributions from the other Funds may constitute qualified dividend income.
If a Fund, such as one of the Allianz Global Investors Solutions Funds, receives dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.
In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). It is not likely that a significant portion of distributions from the AGIC Convertible Fund, the AGIC High Yield Bond Fund, the RCM Redwood Fund or the RCM Short Duration High Income Fund will qualify for the dividends-received deduction; a portion of distributions from the other Funds may qualify for the dividends-received deduction.
Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by such Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
If a Fund, such as one of the Allianz Global Investors Solutions Funds, receives dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying Fund.

A Fund’s investment in Underlying Funds can affect the amount, timing and character of distributions to shareholders of such Fund, relative to what those distributions otherwise might have been had the Fund invested directly in the securities owned by those Underlying Funds. For example, a Fund, such as one of the Allianz Global Investors Solutions Funds, will not be able to offset losses realized by one Underlying Fund against gains realized by another Underlying Fund in that taxable year. Instead, those losses will reduce the taxable income or gains of the Fund only at the earlier of (i) such time as they reduce gains recognized by the Underlying Fund that previously recognized the losses, or (ii) when the Fund disposes of shares of the Underlying Fund that recognized the losses. Moreover, even when such a Fund disposes of shares of an Underlying Fund, it will not be able to offset any capital loss from such disposition against its ordinary income (including distributions of any net short-term capital gain realized by another Underlying Fund), and part or all of such loss may be treated as a long-term capital loss, that will not be treated as favorably for federal income tax purposes as short-term capital loss.
In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an Underlying Fund are sold by a Fund at a loss and the Fund acquires additional shares of that same Underlying Fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund, such as one of the Allianz Global Investors Solutions Funds, will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the amount and timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying Funds.
Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or income or gains that are realized but not yet distributed. Such realized income and gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.
Sale, Exchange or Redemption of Shares
The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Upon the sale, exchange or redemption of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Cost Basis Reporting” in the Fund’s Prospectus for more information.
Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions
In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be. As a result, it is not likely that a significant portion of the RCM Redwood Fund’s distributions will constitute qualified dividend income or qualify for the dividends-received deduction.
The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative financial instruments (e.g. forward contracts and swap agreements), as well as any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holdings periods of a Fund’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax. Each Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.
A Fund’s use of commodity-linked derivatives can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the Fund level.
Certain of a Fund’s investments in derivative instruments and in foreign-currency denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. If, in the alternative, a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Short Sales
To the extent a Fund participates in short sales by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, a Fund’s short sale transactions will likely increase the percentage of the Fund’s gains that are taxable to shareholders as ordinary income.
Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.
Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”
Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.
In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Higher-Risk Securities
To the extent such investments are permissible for a Fund, that Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Issuer Deductibility of Interest
A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.
Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.
Certain Investments in REITs
To the extent such investments are permissible for a Fund, a Fund may invest in REITs. A Fund’s investments in REIT equity securities may result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may also require a Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would not have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income. Dividends received by a Fund from a REIT generally will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
A Fund may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, should a Fund invest in such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.
In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below).
Tax-Exempt Shareholders
A tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-

exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.
Private Equity and Hedge Funds
Private equity and hedge funds in which Funds, such as the Allianz Global Investors Solutions Funds, may invest, are most frequently treated as partnerships for U.S. federal income tax purposes. In such cases, the character of a private equity or hedge fund’s underlying income will pass through to a Fund investing in it on a gross basis (unreduced by expenses). As a result, a Fund’s investment in certain private equity and hedge funds may be limited by its intention to qualify as a regulated investment company.
Passive Foreign Investment Companies
Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund, such as one of the Allianz Global Investors Solutions Funds, indirectly invests in PFICs by virtue of the Fund’s investments in Underlying Funds, it may not make such PFIC elections; rather, the Underlying Funds directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.
A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Foreign Currency Transactions
A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.
Foreign Taxation
Income received by the Funds or Underlying Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than

50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In addition, a “qualifying fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year, such as any of the Allianz Global Investors Solutions Funds) will be permitted to make the same election in respect of foreign taxes paid by such Fund and by Underlying Funds that themselves make such an election. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund and, in the case of a qualifying fund of funds, paid by Underlying Funds. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit but not a deduction for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.
Non-U.S. Shareholders
Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.
Effective for taxable years of a regulated investment company beginning before January 1, 2012, the regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If a Fund, such as the Allianz Global Investors Solutions Fund, invests in an Underlying Fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons. This provision first applies to a Fund (1) with respect to its direct portfolio investments (if any) and, (2) with respect to the Fund’s investments in Underlying Funds (if any), with respect to distributions from such Underlying Funds that are received by the Fund.
A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2012, or what the terms of such an extension would be, including whether such extension would have retroactive effect.
In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.
Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).
Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.
If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to (i) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, or (ii) prior to January 1, 2012, (a) gains realized by the Fund on the disposition of USRPIs or (b) distributions received by the Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. It is currently unclear whether Congress will extend the expiring “look-through” provisions described in clause (ii) above to distributions by the Fund to a foreign shareholder made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect to January 1, 2012.
In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be USRPHCs. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.
If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.
If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in a Fund should consult their tax advisers in this regard.
A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
Backup Withholding
Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations
Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Reporting and Withholding Requirements
Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”), beginning in 2014 or 2015, depending on the type of payment. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.
The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Very generally, it is possible that all or a portion of a distribution made by a Fund on or after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such treatment is extended), as described above), will be treated as a withholdable payment subject to withholding. Payments will generally not be subject to withholding under these rules so long as shareholders provide the Fund with certifications or other documentation as the Fund may request including, to the extent required, with regard to their direct and indirect owners. Very generally, payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will be subject to withholding unless such shareholder (i) enters into and complies with a valid and timely information reporting and withholding agreement with the IRS, or qualifies for an exception from entering into such an agreement, and (ii) provides the Fund with appropriate certifications or other documentation concerning its participating or exempt status (and in some cases the status of its beneficial owners). Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.
Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.
Shares Purchased through Tax-Qualified Plans
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.
Other Taxation
From time to time, certain of the Trust’s series may be considered under the Code to be “nonpublicly offered regulated investment companies.” Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder’s pro rata portion of the “affected RIC expenses” will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has at least 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

OTHER INFORMATION
Capitalization
     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust on January 10, 2008. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event a Fund liquidates, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.
     Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have the distributions paid in cash.
     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.
Additional Performance Information
     From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance.
     The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different management fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance that is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust’s advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.
     The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. or another third party as having the same or similar investment objectives, policies and/or strategies. Information provided to any newspaper or similar listing of the Fund’s net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.
     Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.
     The Nicholas-Applegate International Growth Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC International Growth Fund on February 2, 2009. Performance information shown for periods prior to February 2, 2009 (including that presented in any advertisements for the AGIC International Growth Fund) is based upon the historical performance of the AGIC International Growth Fund’s predecessor fund, the Nicholas-Applegate International Growth Fund, adjusted as set forth herein.
     The Nicholas-Applegate U.S. Convertible Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC Convertible Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the AGIC Convertible Fund) is based upon the historical performance of the AGIC Convertible Fund’s predecessor fund, the Nicholas-Applegate U.S. Convertible Fund, adjusted as set forth herein.
     The Nicholas-Applegate U.S. Emerging Growth Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC U.S. Emerging Growth Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the AGIC U.S. Emerging Growth Fund) is based upon the historical performance of the AGIC U.S. Emerging Growth Fund’s predecessor fund, the Nicholas-Applegate U.S. Emerging Growth Fund, adjusted as set forth herein.
     The Nicholas-Applegate U.S. High Yield Bond Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC High Yield Bond Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the AGIC High Yield Bond Fund) is based upon the historical performance of the AGIC High Yield Bond Fund’s predecessor fund, the Nicholas-Applegate U.S. High Yield Bond Fund, adjusted as set forth herein.
     The Nicholas-Applegate International Growth Opportunities Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC International Growth Opportunities Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the AGIC International Growth Opportunities Fund) is based upon the historical performance of the AGIC International Growth Opportunities Fund’s predecessor fund, the Nicholas-Applegate International Growth Opportunities Fund, adjusted as set forth herein.
     The Nicholas-Applegate U.S. Micro Cap Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC Micro Cap Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the AGIC Micro Cap Fund) is based upon the historical performance of the AGIC Micro Cap Fund’s predecessor fund, the Nicholas-Applegate U.S. Micro Cap Fund, adjusted as set forth herein.
     The Nicholas-Applegate U.S. Ultra Micro Cap Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the AGIC Ultra Micro Cap Fund on April 12, 2010. Performance information shown for periods prior to the reorganization (including that presented in any advertisements for the AGIC Ultra Micro Cap Fund) is based upon the historical performance of the AGIC Ultra Micro Cap Fund’s predecessor fund, the Nicholas-Applegate U.S. Ultra Micro Cap Fund, adjusted as set forth herein.
     The Allianz Global Investors Multi-Style Fund, formerly a series of the Allianz Funds, reorganized into the Allianz Global Investors Solutions Global Allocation Fund on May 4, 2009. Performance information shown for periods prior to May 4, 2009 (including that presented in advertisements for the Allianz Global Investors Solutions Global Allocation Fund) is based upon the historical performance of the Allianz Global Investors Solutions Global Allocation Fund’s predecessor fund, the Allianz Global Investors Multi-Style Fund, adjusted as set forth herein.

Calculation of Total Return
     Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.
     Funds may have had adviser and sub-adviser changes during the periods for which performance is shown below. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. All such changes would be discussed in the Prospectuses, and elsewhere in this Statement of Additional Information. Such Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.
***
     The following table sets forth the average annual total return of certain classes of shares of the AGIC Predecessor Funds for periods ended November 30, 2011. The AGIC International Growth Fund, a newly formed series of the Trust, reorganized on February 2, 2009, when the Nicholas-Applegate International Growth Fund reorganized into the AGIC International Growth Fund by transferring substantially all of its assets and liabilities to the AGIC International Growth Fund in exchange for Institutional Class shares of the AGIC International Growth Fund. Accordingly, “Inception Date of Fund” refers to the inception date of the Nicholas-Applegate International Growth Fund, the AGIC International Growth Fund’s predecessor fund. The Nicholas-Applegate International Growth Fund, the AGIC International Growth Fund’s predecessor fund, did not offer shares corresponding to the Fund’s Class A, Class C, Class D, Class R or Class P shares. For periods prior to the “Inception Date” of a particular class of the AGIC International Growth Fund’s shares, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate International Growth Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees. The AGIC Convertible, AGIC U.S. Emerging Growth, AGIC High Yield Bond, AGIC International Growth Opportunities, AGIC Micro Cap, and AGIC Ultra Micro Cap Funds, newly formed series of the Trust, reorganized on April 12, 2010, when the Nicholas-Applegate U.S. Convertible, U.S. Emerging Growth, U.S. High Yield Bond, International Growth Opportunities, U.S. Micro Cap, U.S. Small to Mid Cap Growth and U.S. Ultra Micro Cap Funds reorganized into the AGIC Convertible, AGIC U.S. Emerging Growth, AGIC High Yield Bond, AGIC International Growth Opportunities, AGIC Micro Cap, and AGIC Ultra Micro Cap Funds, respectively, by transferring substantially all of their assets and liabilities into the AGIC Convertible, AGIC U.S. Emerging Growth, AGIC High Yield Bond, AGIC International Growth Opportunities, AGIC Micro Cap, and AGIC Ultra Micro Cap Funds in exchange for Class P and Institutional Class shares of the AGIC Convertible Fund, Institutional Class shares of the AGIC U.S. Emerging Growth Fund, Institutional Class shares of the AGIC High Yield Bond Fund, Class P and Institutional Class shares of the AGIC International Growth Opportunities Fund, Institutional Class shares of the AGIC Micro Cap Fund, Institutional Class shares of the AGIC Ultra Micro Cap Fund, respectively. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class A, Class B, Class C, Class D, Class P (except for AGIC Convertible and AGIC International Growth Opportunities Funds as noted above), Class R or Administrative Class shares. For periods prior to the “Inception Date” of a particular class of the AGIC Convertible, AGIC U.S. Emerging Growth, AGIC High Yield Bond, AGIC International Growth Opportunities, AGIC Micro Cap, and AGIC Ultra Micro Cap Funds’ shares, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate U.S. Convertible Fund, Class I shares of the Nicholas-Applegate U.S. Emerging Growth Fund, Class I shares of the Nicholas-Applegate U.S. High Yield Bond Fund, Class II shares (and Class I shares prior to the inception of Class II) of the Nicholas-Applegate International Growth Opportunities Fund (except for the Fund’s Class P shares, for which total return presentations are based solely on Class I), Class I shares of the Nicholas-Applegate U.S. Micro Cap Fund, Class I shares of the Nicholas-Applegate U.S. Small to Mid Cap Growth Fund and Class I shares of the Nicholas-Applegate U.S. Ultra Micro Cap Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which were not paid by the predecessor Nicholas-Applegate Funds) and different administrative fee and advisory fee charges.
Average Annual Total Return for Periods Ended November 30, 2011*

					Since Inception Date	Inception	Inception
Fund	Class	1 Year	5 Year	10 Year	of Fund (Annualized)	Date of Fund	Date of Class
AGIC International Growth Fund(1)	Class A	-9.05%	-2.78%	4.36%	5.60%	12/27/1996	2/2/2009
	Class C	-5.46%	-2.39%	4.18%	5.22%		2/2/2009
	Class D	-3.68%	-1.64%	4.97%	6.02%		2/2/2009
	Class R	-4.04%	-1.92%	4.69%	5.73%		2/2/2009
	Class P	-3.44%	-1.38%	5.25%	6.29%		2/2/2009
	Institutional	-3.32%	-1.22%	5.39%	6.42%		12/27/1996
AGIC Convertible Fund(2)	Class A	-3.66%	4.86%	6.51%	9.63%	4/19/1993	4/12/2010
	Class C	0.27%	5.28%	6.32%	9.14%		4/12/2010
	Class D	1.99%	6.07%	7.12%	9.96%		4/12/2010
	Class R	1.76%	5.81%	6.85%	9.69%		4/12/2010
	Class P	2.14%	6.27%	7.34%	10.20%		6/7/2010
	Institutional	2.24%	6.38%	7.44%	10.31%		4/19/1993
	Administrative	2.00%	6.06%	7.11%	9.96%		4/12/2010
AGIC High Yield Bond Fund(3)	Class A	-1.44%	5.77%	6.93%	7.31%	7/31/1996	4/12/2010
	Class C	2.57%	6.21%	6.75%	6.92%		4/12/2010
	Class D	4.42%	7.00%	7.55%	7.72%		4/12/2010
	Class R	4.02%	6.71%	7.27%	7.44%		4/12/2010
	Class P	4.57%	7.16%	7.71%	7.88%		4/12/2010
	Institutional	4.66%	7.47%	8.04%	8.21%		7/31/1996
	Administrative	4.27%	6.98%	7.54%	7.71%		4/12/2010
AGIC Micro Cap Fund(4)	Class A	-8.52%	-0.71%	5.39%	9.72%	7/12/1995	12/19/2011
	Class P	-3.05%	0.63%	6.22%	10.35%		12/27/2010
	Institutional	-2.88%	0.75%	6.33%	10.46%		7/12/1995
AGIC Ultra Micro Cap Fund(5)	Class A	-0.16%	N/A	N/A	7.26%	1/28/2008	12/19/2011
	Class P	5.79%	N/A	N/A	9.11%		12/27/2010
	Institutional	6.04%	N/A	N/A	9.26%		1/28/2008
AGIC U.S. Emerging Growth Fund(6)	Class A	-1.84%	2.71%	4.15%	6.02%	10/1/1993	12/20/2010
	Class C	2.13%	3.11%	3.96%	5.56%		12/20/2010
	Class D	3.87%	3.88%	4.74%	6.35%		12/20/2010
	Class R	3.63%	3.62%	4.48%	6.08%		12/20/2010
	Class P	4.12%	4.14%	5.00%	6.61%		12/20/2010
	Institutional	4.28%	4.25%	5.11%	6.72%		10/1/1993
NFJ Global Dividend Value Fund	Institutional	2.21%	N/A	N/A	11.51%	6/26/2009	6/26/2009
	Class A	-3.76%	N/A	N/A	8.60%		6/26/2009
	Class C	0.15%	N/A	N/A	10.35%		6/26/2009
	Class D	1.91%	N/A	N/A	11.18%		6/26/2009
	Class P	2.13%	N/A	N/A	11.51%		6/26/2009

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Prospectus.

**	Cumulative.

(1)	The Nicholas-Applegate International Growth Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization into the AGIC International Growth Fund on February 2, 2009. The Prospectuses of the AGIC International Growth Fund disclose performance information for Class I shares of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s Institutional Class shares. The actual performance of Class I shares of the predecessor fund, without adjustment for the AGIC International Growth Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

(2)	The Nicholas-Applegate U.S. Convertible Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the AGIC Convertible Fund on April 12, 2010. The Prospectuses of the AGIC Convertible Fund disclose performance information for Class I shares of the predecessor fund. The actual performance of Class I shares of the predecessor fund, without adjustment for the AGIC Convertible Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

(3)	The Nicholas-Applegate U.S. High Yield Bond Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the AGIC High Yield Bond Fund on April 12, 2010. The Prospectuses of the AGIC High Yield Bond Fund disclose performance information for Class I shares of the predecessor fund. The actual performance of Class I shares of the predecessor fund, without adjustment for the AGIC High Yield Bond Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

(4)	The Nicholas-Applegate U.S. Micro Cap Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the AGIC Micro Cap Fund on April 12, 2010. The Prospectuses of the AGIC Micro Cap Fund disclose performance information for Class I shares of the predecessor fund. The actual performance of Class I shares of the predecessor fund, without adjustment for the AGIC Micro Cap Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

(5)	The Nicholas-Applegate U.S. Ultra Micro Cap Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the AGIC Ultra Micro Cap Fund on April 12, 2010. The Prospectuses of the AGIC Ultra Micro Cap Fund disclose performance information for Class I shares of the predecessor fund. The actual performance of Class I shares of the predecessor fund, without adjustment for the AGIC Ultra Micro Cap Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

(6)	The Nicholas-Applegate U.S. Emerging Growth Fund was a series of Nicholas-Applegate Institutional Funds until its reorganization into the AGIC U.S. Emerging Growth Fund on April 12, 2010. The Prospectuses of the AGIC U.S. Emerging Growth Fund disclose performance information for I shares of the predecessor fund. The actual performance of Class I shares of the predecessor fund, without adjustment for the AGIC U.S. Emerging Growth Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

     The following table sets forth the average annual total return of certain classes of shares of the Allianz Global Investors Solutions Global Allocation Fund for periods ended November 30, 2011. The Allianz Global Investors Solutions Global Allocation Fund, a recently formed series of the Trust, reorganized on May 4, 2009, when the Allianz Global Investors Multi-Style Fund reorganized into the Allianz Global Investors Solutions Global Allocation Fund by transferring substantially all of its assets and liabilities to the Allianz Global Investors Solutions Global Allocation Fund in exchange for shares of the Allianz Global Investors Solutions Global Allocation Fund. Accordingly, “Inception Date of Fund” refers to the inception date of the Allianz Global Investors Multi-Style Fund, the Allianz Global Investors Solutions Global Allocation Fund’s predecessor fund. The Allianz Global Investors Multi-Style Fund, the Allianz Global Investors Solutions Global Allocation Fund’s predecessor fund, did not offer shares corresponding to the Fund’s Class D, Class P, Class R, and Administrative Class shares. For periods prior to the “Inception Date” of a particular class of the Allianz Global Investors Solutions Global Allocation Fund’s shares, total return presentations for the class are based on the historical performance of the Class A or Institutional Class shares of the Allianz Global Investors Multi-Style Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees.

Average Annual Total Return for Periods Ended November 30, 2011*

					Since Inception Date
					of Fund	Inception	Inception
Fund	Class	1 Year	5 Years	10 Years	(Annualized)	Date of Fund	Date of Class
Allianz Global Investors Solutions Global Allocation Fund**	Class A	-4.61%	1.07%	4.42%	4.93%	9/30/1998	9/30/1998
	Class B	-4.73%	1.14%	4.46%	4.96%		9/30/1998
	Class C	-0.73%	1.45%	4.23%	4.60%		9/30/1998
	Class D	0.95%	2.22%	5.02%	5.39%		5/4/2009
	Class R	0.73%	1.99%	4.77%	5.13%		5/4/2009
	Class P	1.13%	2.44%	5.24%#	5.60%#		5/4/2009
	Institutional	1.31%	2.67%	5.49%	5.89%#		2/26/1999
	Administrative	1.05%	2.29%	5.09%#	5.45%#		5/4/2009

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Prospectus.

**	The Allianz Global Investors Multi-Style Fund was a series of Allianz Funds prior to its reorganization into the Allianz Global Investors Solutions Global Allocation Fund on May 4, 2009. The Prospectuses of the Allianz Global Investors Solutions Global Allocation Fund disclose performance information for Class A, Class B, Class C and Institutional Class of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s corresponding classes. The actual performance of Class A, Class B, Class C and Institutional Class shares of the predecessor fund, without adjustment for the Allianz Global Investors Solutions Global Allocation Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods is provided below.
(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class resulted in performance for the period shown that is higher than if the performance of the oldest class (Class A) was not adjusted to reflect the lower operating expenses of the newer class.
The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by tacking to such newer classes’ historical performance the actual performance (with adjustment for actual sales charges) of the older class of shares, with its higher operating expenses, for periods prior to the Inception Date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class.
Total Return for Periods Ended November 30, 2011
(with no adjustment for operating expenses of the noted
classes for periods prior to their inception dates)

					Since Inception Date
Fund	Class	1 Year	5 Years	10 Years	of Fund (Annualized)
Allianz Global Investors Solutions Global Allocation Fund**	Class P	—	2.32%	5.07%	5.42%
	Institutional	—	—	—	5.61%
	Administrative	—	2.25%	5.03%	5.39%
     The following table sets forth the average annual total return of certain classes of shares of the RCM Global Water Fund for periods ended November 30, 2011. The RCM Global Water Fund, a recently formed series of the Trust, was formed on March 31, 2008 (the “Inception Date of Fund”). Institutional Class shares were launched on July 15, 2008. For periods prior to the “Inception Date” of Institutional Class shares, total return presentations for the class are based on the historical performance of the Class A shares of the RCM Global Water Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees.

Average Annual Total Return for Periods Ended November 30, 2011*

			Since Inception Date
			of Fund	Inception	Inception
Fund	Class	1 Year	(Annualized)	Date of Fund	Date of Class
RCM Global Water Fund	Class A	-3.97%	-3.86%	3/31/2008	3/31/2008
	Class C	-0.07%	-3.09%		3/31/2008
	Class D	1.49%	-2.39%		3/31/2008
	Class P	1.85%	-2.11%		3/31/2008
	Institutional	1.99%	-2.03 #		7/15/2008

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Prospectus.
(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class resulted in performance for the period shown that is higher than if the performance of the oldest class (Class A) was not adjusted to reflect the lower operating expenses of the newer class.
Voting Rights
     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.
     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all series of the Trust, then only shareholders of the series affected shall be entitled to vote on the matter. All classes of shares of the Funds will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B, Class C or Class R shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Management Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.
     The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.
     The Allianz Global Investors Solutions Funds will vote shares of each Underlying Fund that they own in their discretion in accordance with their proxy voting policies.
Certain Ownership of Trust Shares
     Because the Allianz NFJ International Small-Cap Value Fund is newly formed, the Trustees and officers of the Trust as a group own no securities of the Fund as of the date of this Statement of Additional Information. As of February 29, 2012, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole, except that with respect to the Allianz Global Investors Solutions Retirement Income Fund, Trustees and officers of the Trust owned 6% of Institutional Class shares and 5% of Class D shares of the Fund; with respect to the Allianz Global Investors Solutions Global Allocation Fund, Trustees and officers of the Trust owned 2% of Institutional Class shares of the Fund; with respect to the

Allianz Global Investors Solutions 2020 Fund, Trustees and officers of the Trust owned 2% of Institutional Class shares of the Fund; with respect to the Allianz RCM China Equity Fund, Trustees and officers of the Trust owned 1% of Institutional Class shares and 7% of Class D shares of the Fund; with respect to the Allianz RCM Redwood Fund, Trustees and officers of the Trust owned 1% of Institutional Class shares of the Fund; and with respect to the Allianz RCM Short Duration High Income Fund, Trustees and officers of the Trust owned 2% of Institutional Class shares of the Fund.
     Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the specified Fund, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders. Because the Allianz NFJ International Small-Cap Value Fund is newly formed, as of the date of this Statement of Additional Information, no persons own of record 5% or more of any class of shares of the Fund, or 25% or more of the outstanding shares of beneficial interest of the Fund.
Custodian
     State Street Bank & Trust Co. (“State Street”), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.
     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Trust’s “foreign custody manager” (currently, its custodian) following a consideration of a number of factors. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by Rule 17f-5. No assurance can be given that the appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm
     PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP provides audit services, audit-related services, tax services and other services relating to SEC filings.
Transfer and Shareholder Servicing Agents
     Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021-2809, serves as the Transfer and Shareholder Servicing Agent for the Trust’s Class A, Class B, Class C, Class D and Class R shares. Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105 serves as the Transfer Agent for the Trust’s Class P, Institutional Class and Administrative Class shares.
Legal Counsel
     Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600, serves as legal counsel to the Trust.
Registration Statement
     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.
     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.
Forward-Looking Statements
     The Trust’s Prospectuses and this Statement of Additional Information include forward-looking statements. All statements other than statements of historical facts contained in the prospectuses and this Statement of Additional Information, including statements regarding Funds investment strategies, are forward-looking statements. The words “believe,” “may,” “estimate,” “continue,” “anticipate,” “intend,” “should,” “plan,” “could,” “target,” “potential,” “is likely,” “will,” “expect” and similar expressions, as they relate to the Funds, are intended to identify forward-looking statements. Forward-looking statements are subject to a number of risks, uncertainties and assumptions, some of which are described in the prospectuses and in this Statement of Additional Information. In addition, the Funds’ past results do not necessarily indicate their future results. You should not rely upon forward-looking statements as predictions of future events or performance. You cannot be assured that the events and circumstances reflected in the forward-looking statements will be achieved or occur.
Financial Statements
     Audited financial statements for the Funds as of November 30, 2011, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust’s November 30, 2011 Annual Reports. The Trust’s November 30, 2011 Annual Reports were filed electronically with the Securities and Exchange Commission (“SEC”) on February 3, 2012 (Accession No. 0001193125-12-038927).

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Manager’s or Sub-Adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by the Manager or a Sub-Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed income securities.
Moody’s Investors Service, Inc.
     Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.
     Long-Term Obligation Ratings
     Aaa: Obligations that are rated Aaa are judged to be of the highest quality, with minimal credit risk.
     Aa: Obligations that are rated Aa are judged to be of high quality and are subject to very low credit risk.
     A: Obligations that are rated A are considered upper-medium grade and are subject to low credit risk.
     Baa: Obligations that are rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics..
     Ba: Obligations that are rated Ba are judged to have speculative elements and are subject to substantial credit risk.
     B: Obligations that are rated B are considered speculative and are subject to high credit risk.
     Caa: Obligations that are rated Caa are judged to be of poor standing and are subject to very high credit risk.
     Ca: Obligations that are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     C: Obligations that are rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
     Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of that generic rating category.
     Short-Term Obligation Ratings
     Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
     Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
     P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
     P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
     NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Services
     Issue Credit Rating Definitions
     A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
     Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
     Long-Term Issue Credit Ratings
     Investment Grade
     AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
     AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
     A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
     BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Speculative Grade

     Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
     CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
     C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
     D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due, unless Standard & Poor’s believes that such payments will be made within the shorter of the stated grace period but not longer than five business days. Both a longer stated grace period and the absence of a stated grace period are irrelevant. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
     Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     Active Qualifiers
     i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the “p”; subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
     L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
     p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
     pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.
     Preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right now to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•	Preliminary ratings may be assigned to obligations that will likely upon the obligor’s emergency from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussion with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

     t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
     Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.
     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
     Short Term Issue Credit Ratings
     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
     A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
     D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).
     The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or many any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.
Fitch, Inc.
     Long-Term Ratings Scales
Issuer Credit Rating Scales
     Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
     In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
Investment Grade
     AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
Speculative Grade
     BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
     B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
     CCC: Substantial credit risk. Default is a real possibility.
     CC: Very high levels of credit risk. Default of some kind appears probable.
     C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
(a) the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
(b) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
(c) Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
     RD: Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
(a) the selective payment default on a specific class or currency of debt;
(b) the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
(c) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
(d) execution of a distressed debt exchange on one or more material financial obligations.
     D: Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
Corporate Finance Obligations
     Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.
     The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%-50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.
Investment Grade
     AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
Speculative Grade
     BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
     B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.
     CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
     CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
     C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
     Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.
Structured, Project & Public Finance Obligations
     Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.
Investment Grade
     AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
Speculative Grade
     BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.
     B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
     CCC: Substantial credit risk. Default is a real possibility.
     CC: Very high levels of credit risk. Default of some kind appears probable.
     C: Exceptionally high levels of credit risk. Default appears imminent or inevitable.
     D: Indicates a default. Default generally is defined as one of the following:

•	Failure to make timely payment of principal and/or interest under the contractual terms of the rated obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor;

•	The distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid a probably payment default.

Structured Finance Defaults. “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. Alternatively where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.
Structured Finance Write-downs. Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “write-down” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed as irreversible, the credit rating will be lowered to ‘D’.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.
     Recovery Ratings
     Fitch Ratings’ assigns Recovery Ratings to selected individual securities and issues. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below.
     Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
     The Recovery Scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following a liquidation or termination of the obligor or its associated collateral.
     Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.
Recovery Ratings Scale
     RR1: Outstanding recovery prospects given default.
     RR2: Superior recovery prospects given default.
     RR3: Good recovery prospects given default.
     RR4: Average recovery prospects given default.
     RR5: Below average recovery prospects given default.
     RR6: Poor recovery prospects given default.
     RR1 rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.
     RR2 rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.
     RR3 rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.
     RR4 rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.
     RR5 rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

     RR6 rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.
     Short-Term Credit Ratings
     A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
     F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
     F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
     B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
     C: High short-term default risk. Default is a real possibility.
     RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
     D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
     Qualifiers
     “NR”: Denotes securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
     “WD”: Indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings.
     Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.
     A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.
     Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.
     Rating Outlook: Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.
     Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

APPENDIX B
CERTAIN OWNERSHIP OF TRUST SHARES
As of February 29, 2012, the following persons owned of record or beneficially 5% or more of the noted class of shares of the Funds:
a = Entity owned 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.
b = Shares are believed to be held only as nominee.

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
AGIS GLOBAL ALLOCATION FUND
Class Admin
AGIS GLOBAL ALLOCATION FUND ADMIN CL	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	155,143.10	99.14%
AGIS GLOBAL ALLOCATION FUND
Class A
AGIS GLOBAL ALLOCATION FUND CLASS A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	1,099,075.50	15.72%
AGIS GLOBAL ALLOCATION FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	934,593.05	13.37%
AGIS GLOBAL ALLOCATION FUND CLASS A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	669,933.64	9.58%
AGIS GLOBAL ALLOCATION FUND CLASS A	CITIGROUP GLOBAL MARKETS, INC ATTN CINDY TEMPESTA 7TH FL 333 WEST 34TH ST NEW YORK NY 10001-2417	606,932.51	8.68%
AGIS GLOBAL ALLOCATION FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	493,214.84	7.06%
AGIS GLOBAL ALLOCATION FUND
Class B
AGIS GLOBAL ALLOCATION FUND CLASS B	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	106,127.84	14.16%
AGIS GLOBAL ALLOCATION FUND CLASS B	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	86,116.04	11.49%
AGIS GLOBAL ALLOCATION FUND
Class C
AGIS GLOBAL ALLOCATION FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,125,864.85	15.73%
AGIS GLOBAL ALLOCATION FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	1,086,963.12	15.19%
AGIS GLOBAL ALLOCATION FUND CLASS C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	506,054.58	7.07%
AGIS GLOBAL ALLOCATION FUND
Class D
AGIS GLOBAL ALLOCATION FUND CLASS D	AMERITRADE INC FEBO OUR CLIENTSPO BOX 2226 OMAHA NE 68103-2226	3,202.75	31.38%
AGIS GLOBAL ALLOCATION FUND CLASS D	JENNIFER ANNE GALE TOD DTD 08/04/201070 ANDREW FORD WAY ABINGTON MA 02351-2008	2,025.26	19.85%
AGIS GLOBAL ALLOCATION FUND CLASS D	SCOTTRADE INC FBO JULIANNA M HEATH P O BOX 31759 ST LOUIS MO 63131-0759	1,901.87	18.64%
AGIS GLOBAL ALLOCATION FUND CLASS D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	1,342.50	13.15%
AGIS GLOBAL ALLOCATION FUND CLASS D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	1,342.22	13.15%
AGIS GLOBAL ALLOCATION FUND
Class R
AGIS GLOBAL ALLOCATION FUND CLASS R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	1,335.56	100%
AGIS GLOBAL ALLOCATION FUND
Class Inst’l
AGIS GLOBAL ALLOCATION FUND INSTL CL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREETSAN FRANCISCO CA 94104-4151	4,207,476.49	84.45%
AGIS GLOBAL ALLOCATION FUND INSTL CL	LINERCOURSE & CO AS CUSTODIAN FOR ORLANDO HEALTH INCATTN STS MUTUAL FUNDS MAIL STOP: CC10313 1200 CROWN COLONY DRQUINCY MA 02169-0938	416,193.44	8.35%
AGIS GLOBAL GROWTH ALLOCATION FUND
Class A
AGIS GLOBAL GROWTH ALLOCATION FD CL A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	13,977.68	27.60%
AGIS GLOBAL GROWTH ALLOCATION FD CL A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERSATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	7,215.95	14.25%
AGIS GLOBAL GROWTH ALLOCATION FD CL A	LPL FINANCIAL A/C 6610-73659785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7,030.48	13.88%
AGIS GLOBAL GROWTH ALLOCATION FD CL A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	2,878.07	5.68%
AGIS GLOBAL GROWTH ALLOCATION FD CL A	LPL FINANCIAL A/C 6718-42049785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	2,674.00	5.28%
AGIS GLOBAL GROWTH ALLOCATION FUND
Class C
AGIS GLOBAL GROWTH ALLOCATION FD CL C	JUNE M GARRISON & WALTER E GARRISON TTEES WALTER E GARRISON AND JUNE MGARRISON LIVING TRUST U/A DTD 6300 STEPHENS RANCH RDLA VERNE CA 91750-1139	10,061.11	16.97%
AGIS GLOBAL GROWTH ALLOCATION FD CL C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	10,014.53	16.89%
AGIS GLOBAL GROWTH ALLOCATION FD CL C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	7,832.80	13.21%
AGIS GLOBAL GROWTH ALLOCATION FD CL C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERSATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,569.03	7.71%
AGIS GLOBAL GROWTH ALLOCATION FUND
Class D
AGIS GLOBAL GROWTH ALLOCATION FD CL D	SCOTTRADE INC FBO WILLIAM J PITTS IRA P O BOX 31759 ST LOUIS MO 63131-0759	1,093.00	59.06%
AGIS GLOBAL GROWTH ALLOCATION FD CL D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	757.81	40.94%
AGIS GLOBAL GROWTH ALLOCATION FUND
Class R
AGIS GLOBAL GROWTH ALLOCATION FD CL R	ADVISORS CLEARING NETWORK INC FBO LEGACY PENSIONS OMNIBUS 7 N FAIR OAKS AVE PASADENA CA 91103-3608	854.34	41.60%
AGIS GLOBAL GROWTH ALLOCATION FD CL R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	754.46	36.74%
AGIS GLOBAL GROWTH ALLOCATION FD CL R	ADVISORS CLEARING NETWORK INC FBO WRAP PENSIONS OMNIBUS 7 N FAIR OAKS AVE PASADENA CA 91103-3608	444.67	21.65%
AGIS GLOBAL GWTH ALLOCATION FUND
Admin Class
AGIS GLOBAL GWTH ALLOCATION FD ADM CL	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	757.60	100%
AGIS GLOBAL GWTH ALLOCATION FUND
Class Inst’l
AGIS GLOBAL GWTH ALLOCATION FD I CLASS a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	224,107.66	99.69%
ALLIANZ AGIC FOCUSED OPPTNTY FUND
Class Inst’l
ALLIANZ AGIC FOCUSED OPPTNTY. INST. a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	215,673.32	80.91%
ALLIANZ AGIC FOCUSED OPPTNTY. INST.	CHARLES SCHWAB COMPANY 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	46,056.09	17.28%
ALLIANZ AGIC FOCUSED OPPTNTY FUND
Class A

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ AGIC FOCUSED OPPTNTY CLASS A	AMERITRADE INC FBO 9150173441 PO BOX 2226 OMAHA NE 68103-2226	5,684.09	33.49%
ALLIANZ AGIC FOCUSED OPPTNTY CLASS A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	3,466.53	20.43%
ALLIANZ AGIC FOCUSED OPPTNTY CLASS A	SSB&T CUST ROLLOVER IRA FBO LARRY A ADAM 1619 MCLEAN AVE SAINT PAUL MN 55106-6612	1,936.46	11.41%
ALLIANZ AGIC FOCUSED OPPTNTY CLASS A	JANNEY MONTGOMERY SCOTT LLC EXCLUSIVE BENEFIT OF CUSTOMERS1801 MARKET ST PHILADELPHIA PA 19103-1675	1,495.75	8.81%
ALLIANZ AGIC FOCUSED OPPTNTY CLASS A	OPPENHEIMER & CO INC. FBO EILEEN SCHMITT TTEEROBERT SCHMITT MARITAL TRUST DTD 10/4/90 815 E 5TH STKINSLEY KS 67547-1231	921.67	5.43%
ALLIANZ AGIC FOCUSED OPPTNTY CLASS A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	907.91	5.35%
ALLIANZ AGIC CONVERTIBLE FUND
Class Admin
ALLIANZ AGIC CONVERTIBLE FUND ADMIN	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTSPO BOX 2226 OMAHA NE 68103-2226	54,745.31	79.37%
ALLIANZ AGIC CONVERTIBLE FUND ADMIN	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVDMALVERN PA 19355-2331	6,163.90	8.94%
ALLIANZ AGIC CONVERTIBLE FUND ADMIN	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	6,050.98	8.77%
ALLIANZ AGIC CONVERTIBLE FUND
Class A
ALLIANZ AGIC CONVERTIBLE FUND CLASS A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	500,254.00	17.02%
ALLIANZ AGIC CONVERTIBLE FUND CLASS A	UBS WM USA 0O0 11011 6100 OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	216,342.42	7.36%
ALLIANZ AGIC CONVERTIBLE FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	199,211.29	6.78%
ALLIANZ AGIC CONVERTIBLE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	198,904.87	6.77%
ALLIANZ AGIC CONVERTIBLE FUND CLASS A	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FL JERSEY CITY NJ 07311	184,058.88	6.26%
ALLIANZ AGIC CONVERTIBLE FUND CLASS A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	168,787.38	5.74%
ALLIANZ AGIC CONVERTIBLE FUND
Class C
ALLIANZ AGIC CONVERTIBLE FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	491,349.11	46.40%
ALLIANZ AGIC CONVERTIBLE FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	168,656.21	15.93%
ALLIANZ AGIC CONVERTIBLE FUND CLASS C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	87,892.30	8.30%
ALLIANZ AGIC CONVERTIBLE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	61,488.13	5.81%
ALLIANZ AGIC CONVERTIBLE FUND
Class D
ALLIANZ AGIC CONVERTIBLE FUND CLASS D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	733,553.24	51.78%
ALLIANZ AGIC CONVERTIBLE FUND CLASS D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	537,181.78	37.92%
ALLIANZ AGIC CONVERTIBLE FUND CLASS D	AMERITRADE INC FEBO OUR CLIENTPO BOX 2226 OMAHA NE 68103-2226	72,990.69	5.15%
ALLIANZ AGIC CONVERTIBLE FUND
Class R
ALLIANZ AGIC CONVERTIBLE FUND CLASS R	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,982.04	74.62%
ALLIANZ AGIC CONVERTIBLE FUND CLASS R	TD AMERITRADE TR CO CO# 00TN7PO BOX 17748 DENVER CO 80217-0748	592.27	14.82%
ALLIANZ AGIC CONVERTIBLE FUND CLASS R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	421.90	10.56%
ALLIANZ AGIC CONVERTIBLE FUND
Class Inst’l
ALLIANZ AGIC CONVERTIBLE FUND INST a	STATE OF WYOMING WYOMING STATE TREASURERATTN ERICA LEGERSKI 200 W 24TH ST CHEYENNE WY 82001-3642	13,428,241.38	63.84%
ALLIANZ AGIC CONVERTIBLE FUND INST	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	2,603,981.46	12.38%
ALLIANZ AGIC CONVERTIBLE FUND INST	DINGLE & CO ATTN MUTUAL FUNDS UNIT MC 3446 C/O COMERICA BANK PO BOX 75000 DETROIT MI 48275-0001	1,592,236.29	7.57%
ALLIANZ AGIC GLOBAL MANAGED VOL FUND
Class A
ALLIANZ AGIC GLOBAL MANAGED VOL FD A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	100%
ALLIANZ AGIC GLOBAL MANAGED VOL FUND
Class C
ALLIANZ AGIC GLOBAL MANAGED VOL FD C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	100%
ALLIANZ AGIC GLOBAL MANAGED VOL FUND
Class D
ALLIANZ AGIC GLOBAL MANAGED VOL FD D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	100%
ALLIANZ AGIC GLOBAL MANAGED VOL FD I
Class Inst’l
ALLIANZ AGIC GLOBAL MANAGED VOL FD I a	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZ GLOBAL INV SOLGLOBAL ALLOCATION FUND AGI SOLUTIONS ATTN STEPHEN SEXAUER 600 W BROADWAYSAN DIEGO CA 92101-3311	423,224.56	62.41%
ALLIANZ AGIC GLOBAL MANAGED VOL FD I	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	133,333.33	19.66%
ALLIANZ AGIC HIGH YIELD BOND FUND
Class Admin
ALLIANZ AGIC HIGH YIELD BOND ADMIN CL	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	1,224.35	100%
ALLIANZ AGIC HIGH YIELD BOND FUND
Class A
ALLIANZ AGIC HIGH YIELD BOND FUND A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,690,244.78	63.92%
ALLIANZ AGIC HIGH YIELD BOND FUND A	UBS WM USA 0O0 11011 6100OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD 9TH FLJERSEY CITY NJ 07310-2055	965,081.43	10.84%
ALLIANZ AGIC HIGH YIELD BOND FUND
Class C
ALLIANZ AGIC HIGH YIELD BOND FUND C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	543,979.14	25.75%
ALLIANZ AGIC HIGH YIELD BOND FUND C	MORGAN STANLEY &CO HARBORSIDE FINANCIAL CENTERPLAZA II 3RD FL JERSEY CITY NJ 07311	248,257.28	11.75%
ALLIANZ AGIC HIGH YIELD BOND FUND C	UBS WM USA 0O0 11011 6100OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD 9TH FLJERSEY CITY NJ 07310-2055	190,726.41	9.03%
ALLIANZ AGIC HIGH YIELD BOND FUND C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	182,825.60	8.66%
ALLIANZ AGIC HIGH YIELD BOND FUND C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	170,679.05	8.08%
ALLIANZ AGIC HIGH YIELD BOND FUND C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	155,571.83	7.36%
ALLIANZ AGIC HIGH YIELD BOND FUND
Fund D
ALLIANZ AGIC HIGH YIELD BOND FUND D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	2,110,869.89	89.74%
ALLIANZ AGIC HIGH YIELD BOND FUND D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	135,329.50	5.75%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ AGIC HIGH YIELD BOND FUND
Class R
ALLIANZ AGIC HIGH YIELD BOND FUND R	VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBOMACOMB-OAKLAND REG CENTER 401A 2929 ALLEN PARKWAY A6-20 HOUSTON TX 77019-7117	18,891.99	38.78%
ALLIANZ AGIC HIGH YIELD BOND FUND R	MLPF & S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	14,780.41	30.34%
ALLIANZ AGIC HIGH YIELD BOND FUND R	VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBOMACOMB-OAKLAND REG CENTER 403B 2929 ALLEN PARKWAY A6-20 HOUSTON TX 77019-7117	12,987.43	26.66%
ALLIANZ AGIC HIGH YIELD BOND FUND
Class Inst’l
ALLIANZ AGIC HIGH YIELD BOND INSTL CL	NATIONAL FINANCIAL SERVICES FOR EXCLUSIVE BEN OF OUR CUSTOMERSONE WORLD FINANCIAL CENTER 200 LIBERTY ST NEW YORK NY 10281-1003	3,471,749.59	41.78%
ALLIANZ AGIC HIGH YIELD BOND INSTL CL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	1,611,476.27	19.39%
ALLIANZ AGIC HIGH YIELD BOND INSTL CL	M J MURDOCK CHARITABLE TRUST PO BOX 1618 VANCOUVER WA 98668-1618	561,047.55	6.75%
ALLIANZ AGIC HIGH YIELD BOND INSTL CL	KEY BANK NA FBO VIAHEALTH MIT DOM2020200 0699108 PO BOX 94871 CLEVELAND OH 44101-4871	474,645.14	5.71%
ALLIANZ AGIC HIGH YIELD BOND INSTL CL	CITY NATIONAL BANK A/C #192009100 FBO WILLIAM & CONNOLLY POOLEDACCOUNT PO BOX 60520 LOS ANGELES CA 90060-0520	417,561.82	5.03%
ALLIANZ AGIC INTERNATIONAL GROWTH FUND
Class A
ALLIANZ AGIC INTERNATIONAL GROWTH A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	30,136.26	49.63%
ALLIANZ AGIC INTERNATIONAL GROWTH A	JOERN KLEINHANS 201 16TH ST APT 3 HUNTINGTN BCH CA 92648-8413	6,220.09	10.24%
ALLIANZ AGIC INTERNATIONAL GROWTH A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	5,929.88	9.77%
ALLIANZ AGIC INTERNATIONAL GROWTH A	SSB&T CUST ROTH IRA FBO HERBERT A KHARE1715 ROLLIN ST S PASADENA CA 91030-3837	3,102.42	5.11%
ALLIANZ AGIC INTERNATIONAL GROWTH FUND
Class C
ALLIANZ AGIC INTERNATIONAL GROWTH C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	10,713.61	19.62%
ALLIANZ AGIC INTERNATIONAL GROWTH C	LPL FINANCIAL A/C 6301-90849785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	8,146.64	14.92%
ALLIANZ AGIC INTERNATIONAL GROWTH C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	6,951.29	12.73%
ALLIANZ AGIC INTERNATIONAL GROWTH C	SSB&T CUST SIMPLE IRA TOWNE & COUNTRY AUTO BODY INCFBO TIMOTHY R MILLERING 3905 5 MILE RD NE GRAND RAPIDS MI 49525-9663	4,718.76	8.64%
ALLIANZ AGIC INTERNATIONAL GROWTH C	SSB&T CUST SIMPLE IRA TOWNE & COUNTRY AUTO BODY INCFBO DANIEL J SANDER 3859 EASTBROOK DR MUSKEGON MI 49444-4175	4,627.06	8.47%
ALLIANZ AGIC INTERNATIONAL GROWTH C	SSB&T CUST SIMPLE IRA TOWNE & COUNTRY AUTO BODY INCFBO JEFFREY THOMAS HUEBNER 6281 CANNONSBURG RD NE BELMONT MI 49306-9176	3,289.43	6.02%
ALLIANZ AGIC INTERNATIONAL GROWTH C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	2,976.50	5.45%
ALLIANZ AGIC INTERNATIONAL GROWTH FUND
Class D
ALLIANZ AGIC INTERNATIONAL GROWTH D	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	3,422.77	21.14%
ALLIANZ AGIC INTERNATIONAL GROWTH D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	2,997.00	18.51%
ALLIANZ AGIC INTERNATIONAL GROWTH D	USAA INVESTMENT MANAGEMENT CO FBO 6443275219800 FREDERICKSBURG ROAD SAN ANTONIO TX 78288-0001	2,747.28	16.97%
ALLIANZ AGIC INTERNATIONAL GROWTH D	VANGUARD BROKERAGE SERVICES A/C 2868-5653 PO BOX 1170 VALLEY FORGE PA 19482-1170	2,041.85	12.61%
ALLIANZ AGIC INTERNATIONAL GROWTH D	AMERITRADE INC FBO 7579399971 PO BOX 2226 OMAHA NE 68103-2226	1,000.45	6.18%
ALLIANZ AGIC INTERNATIONAL GROWTH D	SCOTTRADE INC FBO WILLIAM A LESLIE JR P O BOX 31759 ST LOUIS MO 63131-0759	823.66	5.09%
ALLIANZ AGIC INTERNATIONAL GROWTH FUND
Class Inst’l
ALLIANZ AGIC INTERNATIONAL GROWTH I a	TEXAS HEALTH RESOURCES ATTN SANDY REEVES 612 E LAMAR BLVD E 11TH FL ARLINGTON TX 76011-4123	17,888,587.92	77.91%
ALLIANZ AGIC INTERNATIONAL GROWTH I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREETSAN FRANCISCO CA 94104-4151	4,083,823.29	17.79%
ALLIANZ AGIC INTERNATIONAL GROWTH FUND
Class R
ALLIANZ AGIC INTERNATIONAL GROWTH R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	2,978.26	100%
ALLIANZ AGIC INTL GROWTH OPPORT FUND
Class Admin
ALLIANZ AGIC INTL GROWTH OPPORT ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	359.50	100%
ALLIANZ AGIC INTL GROWTH OPPORT INSTL
Class Inst’l
ALLIANZ AGIC INTL GROWTH OPPORT INSTL	PLYMOUTH COUNTY RETIREMENT ASSOCIAT 10 CORDAGE PARK CIR STE 234 PLYMOUTH MA 02360-7907	957,299.45	30.85%
ALLIANZ AGIC INTL GROWTH OPPORT INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	692,537.66	22.32%
ALLIANZ AGIC INTL GROWTH OPPORT INSTL	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	416,234.62	13.41%
ALLIANZ AGIC INTL GROWTH OPPORT INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZ GLOBAL INV SOLGLOBAL ALLOCATION FUND AGI SOLUTIONS ATTN STEPHEN SEXAUER 600 W BROADWAYSAN DIEGO CA 92101-3311	228,674.04	7.37%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES FUND
Class A
ALLIANZ AGIC INTL GWTH OPPORTUNITIES A	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIANFBO PRINCIPAL FINANCIAL GROUP QUALI FIED FIA OMNIBUS 711 HIGH STDES MOINES IA 50392-0001	68,851.93	43.68%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	54,720.05	34.72%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES FUND
Class C
ALLIANZ AGIC INTL GWTH OPPORTUNITIES C	ATTN NPIO TRADE DESK DCGT TRUSTEE & OR CUSTODIANFBO PRINCIPAL FINANCIAL GROUP QUALI FIED FIA OMNIBUS 711 HIGH STDES MOINES IA 50392-0001	5,665.65	31%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,407.40	7.70%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES C	CROWELL, WEEDON & CO.1/4 FBO 800184011624 S. GRAND AVENUE, SUITE 2510 LOS ANGELES CA 90017-3329	1,142.53	6.25%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES C	CROWELL WEEDON & CO A/C 3250-8159 DANIEL J GERSTNER & ONE WILSHIRE BUILDING 624 SOUTH GRAND AVENUELOS ANGELES CA 90017-3362	1,077.08	5.89%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES C	CITIGROUP GLOBAL MARKETS, INC ATTN CINDY TEMPESTA 7TH FL 333 WEST 34TH ST NEW YORK NY 10001-2417	972.44	5.32%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES C	FIRST CLEARING LLC A/C 4035-82562801 MARKET ST SAINT LOUIS MO 63103-2523	941.96	5.15%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES FUND
Class D
ALLIANZ AGIC INTL GWTH OPPORTUNITIES D	AMERITRADE INC FEBO OUR CLIENTPO BOX 2226 OMAHA NE 68103-2226	46,396.71	93.14%
ALLIANZ AGIC INTL GWTH OPPORTUNITIES FUND
Class R
ALLIANZ AGIC INTL GWTH OPPORTUNITIES R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	358.93	100%
ALLIANZ AGIC MICRO CAP FUND
Class A
ALLIANZ AGIC MICRO CAP FUND CLASS A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	1,016.26	54.05%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ AGIC MICRO CAP FUND CLASS A	SSB&T CUST ROLLOVER IRA FBO EUGENE A CHANGNON 1160 HYGATE DR ROSELLE IL 60172-1724	438.60	23.33%
ALLIANZ AGIC MICRO CAP FUND CLASS A	SSB&T CUST IRA FBO JAMES A HOLINDRAKE 1205 PACIFIC HWY UNIT 1603 SAN DIEGO CA 92101-8462	417.40	22.20%
ALLIANZ AGIC MICRO CAP FUND INSTL
Class Inst’l
ALLIANZ AGIC MICRO CAP FUND INSTL a, b	MAC & CO A/C LHBF2001002 ATTN MUTUAL FUND OPSPO BOX 3198 PITTSBURGH PA 15230-3198	1,969,826.77	44.72%
ALLIANZ AGIC MICRO CAP FUND INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	940,760.81	21.36%
ALLIANZ AGIC MICRO CAP FUND INSTL	NATIONAL FINANCIAL SERVICES FOR EXCLUSIVE BENEFIT OF OUR CUSTOMONE WORLD FINANCIAL CENTER 200 LIBERTY ST NEW YORK NY 10281-1003	521,304.31	11.83%
ALLIANZ AGIC MICRO CAP FUND INSTL	M J MURDOCK CHARITABLE TRUST PO BOX 1618 VANCOUVER WA 98668-1618	387,491.10	8.80%
ALLIANZ AGIC MICRO CAP FUND INSTL	MERCER TRUST COMPANY TTEE FBO HD SUPPLY 401 K RETIREMENT PLAN1 INVESTORS WAY MSC N-1-D NORWOOD MA 02062-1599	280,483.10	6.37%
ALLIANZ AGIC U.S. EM GRTH FUND
Class A
ALLIANZ AGIC U.S. EM GRTH FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	68,166.05	82.66%
ALLIANZ AGIC U.S. EM GRTH FUND
Class C
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	SSB&T CUST SIMPLE IRA PRECISE STAMPING INCFBO CHRIS P GOBLET 1480 SEQUOIA DR STE A AURORA IL 60506-1098	1,871.59	9.96%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	JANNEY MONTGOMERY SCOTT LLC EXCLUSIVE BENEFIT OF CUSTOMERS1801 MARKET ST PHILADELPHIA PA 19103-1675	1,850.34	9.85%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	TROY D STUBBS CUST FORBROWNING B STUBBS UTMA TN 7394 COTTON PLANT CVMEMPHIS TN 38119-8951	1,834.19	9.76%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	TROY D STUBBS CUST FORWEATHERBY T STUBBS UTMA TN 7394 COTTON PLANT CVMEMPHIS TN 38119-8951	1,834.19	9.76%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	TROY D STUBBS CUST FORS REMINGTON STUBBS UTMA TN 7394 COTTON PLANT CVMEMPHIS TN 38119-8951	1,834.19	9.76%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	SSB&T CUST SIMPLE IRA CYNTHIA E MAXSTADT & PARK INCFBO CYNTHIA E MAXSTADT 5N381 OAK RD SAINT CHARLES IL 60175-4909	1,171.97	6.24%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS C	SSB&T CUST ROLLOVER IRA FBO FRED HAENISCH9851 STONEY HOLLOW RD ROGERS AR 72758-7625	1,095.11	5.83%
ALLIANZ AGIC U.S. EM GRTH FUND
Class D
ALLIANZ AGIC U.S. EM GRTH FUND CLASS D	AMERITRADE INC FBO 8866756061 PO BOX 2226 OMAHA NE 68103-2226	2,161.73	48.72%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS D	AMERITRADE INC FBO 7798872761 PO BOX 2226 OMAHA NE 68103-2226	1,055.82	23.80%
ALLIANZ AGIC U.S. EM GRTH FUND CLASS D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	787.20	17.74%
ALLIANZ AGIC U.S. EM GRTH FUND
Class R
ALLIANZ AGIC U.S. EM GRTH FUND CLASS R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	787.36	100%
ALLIANZ AGIC U.S. EM GRTH FUND
Class Inst’l
ALLIANZ AGIC U.S. EM GRTH FUND INSTL a, b	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	772,762.83	52.01%
ALLIANZ AGIC U.S. EM GRTH FUND INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZ GLOBAL INV SOLGLOBAL ALLOCATION FUND AGI SOLUTIONS ATTN STEPHEN SEXAUER 600 W BROADWAYSAN DIEGO CA 92101-3311	394,862.44	26.57%
ALLIANZ AGIC ULTRA MICRO CAP FUND
Class A
ALLIANZ AGIC ULTRA MICRO CAP FD CL A	AMERITRADE INC FBO 9280362651 PO BOX 2226 OMAHA NE 68103-2226	7,132.67	34.06%
ALLIANZ AGIC ULTRA MICRO CAP FD CL A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	2,928.13	13.98%
ALLIANZ AGIC ULTRA MICRO CAP FD CL A	AMERITRADE INC FBO 9289146281 PO BOX 2226 OMAHA NE 68103-2226	2,139.80	10.22%
ALLIANZ AGIC ULTRA MICRO CAP FD CL A	AMERITRADE INC FBO 9280100181 PO BOX 2226 OMAHA NE 68103-2226	1,768.03	8.44%
ALLIANZ AGIC ULTRA MICRO CAP FD CL A	AMERITRADE INC FBO 9289147341 PO BOX 2226 OMAHA NE 68103-2226	1,597.29	7.63%
ALLIANZ AGIC ULTRA MICRO CAP FD CL A	AMERITRADE INC FBO 9289146521 PO BOX 2226 OMAHA NE 68103-2226	1,343.71	6.42%
ALLIANZ AGIC ULTRA MICRO CAP FUND
Class Inst’l
ALLIANZ AGIC ULTRA MICRO CAP INSTL a, b	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	378,846.28	49.25%
ALLIANZ AGIC ULTRA MICRO CAP INSTL	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	201,695.84	26.22%
ALLIANZ AGIC ULTRA MICRO CAP INSTL	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	95,044.54	12.36%
ALLIANZ F&T BEHAVIORAL ADV LG. CAP FUND
Class A
ALLIANZ F&T BEHAVIORAL ADV LG. CAP A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	669.14	100%
ALLIANZ F&T BEHAVIORAL ADV LG. CAP FUND
Class C
ALLIANZ F&T BEHAVIORAL ADV LG. CAP C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	667.62	100%
ALLIANZ F&T BEHAVIORAL ADV LG. CAP FUND
Class D
ALLIANZ F&T BEHAVIORAL ADV LG. CAP D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	669.14	99.87%
ALLIANZ F&T BEHAVIORAL ADV LG. CAP I
Class Inst’l
ALLIANZ F&T BEHAVIORAL ADV LG. CAP I	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	669,635.53	94.64%
ALLIANZ GIS 2015 FUND
Class A
ALLIANZ GIS 2015 A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	17,908.14	25.78%
ALLIANZ GIS 2015 A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	17,540.87	25.25%
ALLIANZ GIS 2015 A	PENSON FINANCIAL SERVICES FBO 575-14193-171700 PACIFIC AVE STE 1400 DALLAS TX 75201-4609	5,977.24	8.61%
ALLIANZ GIS 2015 FUND
Class Admin
ALLIANZ GIS 2015 ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	779.78	100%
ALLIANZ GIS 2015 FUND
Class C
ALLIANZ GIS 2015 C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	26,673.54	22.98%
ALLIANZ GIS 2015 C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	7,083.10	6.10%
ALLIANZ GIS 2015 C	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSINGOMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE SMINNEAPOLIS MN 55402-1110	6,551.90	5.64%
ALLIANZ GIS 2015 C	SSB&T CUST SEP IRA NORTH TEXAS CRNA SERVICES INCFBO ROBERT L DE LILLO 5000 ALICIA DR FORT WORTH TX 76133-7902	6,014.10	5.18%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ GIS 2015 FUND
Class D
ALLIANZ GIS 2015 D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	11,977.92	61.94%
ALLIANZ GIS 2015 D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	3,831.45	19.81%
ALLIANZ GIS 2015 D	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,919.82	9.93%
ALLIANZ GIS 2015 INSTL
Class Inst’l
ALLIANZ GIS 2015 INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	230,885.62	69.25%
ALLIANZ GIS 2015 INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	102,146.77	30.64%
ALLIANZ GIS 2015 FUND
Class R
ALLIANZ GIS 2015 R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	774.20	100%
ALLIANZ GIS 2020 FUND
Class A
ALLIANZ GIS 2020 A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,689.01	14.23%
ALLIANZ GIS 2020 A	SANDRA CARON 600 LAMBDA CIR APT DWERNERSVILLE PA 19565-9213	2,310.04	12.22%
ALLIANZ GIS 2020 A	SSB&T CUST SIMPLE IRA BROADCAST PRODUCTIONS & SERVICESFBO JOSEPH E FABISZEWSKI 301 MASHIE DR SE VIENNA VA 22180-4923	1,937.07	10.25%
ALLIANZ GIS 2020 A	SSB&T CUST IRA FBO CHRISTINE L CAMPBELL 3714 NORWOOD DR FLINT MI 48503-2326	1,526.60	8.08%
ALLIANZ GIS 2020 A	SSB&T CUST ROLLOVER IRA FBO JOSEPH RINALDI26 COUNTY RD WOLCOTT CT 06716-2502	1,288.81	6.82%
ALLIANZ GIS 2020 A	SSB&T CUST 403-B PLAN HOLY FAMILY MEMORIAL MEDICAL CTRFBO ROZANNE M ARMSTRONG 1126 N 15TH ST MANITOWOC WI 54220-2603	1,144.49	6.06%
ALLIANZ GIS 2020 FUND
Class Admin
ALLIANZ GIS 2020 ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	800.94	100%
ALLIANZ GIS 2020 FUND
Class C
ALLIANZ GIS 2020 C	JEFFREY DAVID GUERNSEY TTEE J & S DISTRIBUTORS LLC RETIREMENTPLAN DTD 01/01/02 FBO JEFFREY DAVID GUERNSEY 14032 SPRING MILL RDLOUISVILLE KY 40245-7464	12,884.63	32.63%
ALLIANZ GIS 2020 C	JEFFREY DAVID GUERNSEY TTEE J & S DISTRIBUTORS LLC RETIREMENTPLAN DTD 12/05/02 FBO SUSAN RINEY GUERNSEY 14032 SPRING MILL RDLOUISVILLE KY 40245-7464	7,129.50	18.06%
ALLIANZ GIS 2020 C	JEFFREY DAVID GUERNSEY TTEE J & S DISTRIBUTORS LLC RETIREMENTPLAN DTD 12/05/02 FBO DAVID L GUERNSEY 1514 HAWKSHEAD LNLOUISVILLE KY 40220-3825	4,287.26	10.865
ALLIANZ GIS 2020 C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,274.94	5.76%
ALLIANZ GIS 2020 FUND
Class D
ALLIANZ GIS 2020 D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	6,492.17	76.98%
ALLIANZ GIS 2020 D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	801.72	9.51%
ALLIANZ GIS 2020 D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	748.84	8.88%
ALLIANZ GIS 2020 INSTL
Class Inst’l
ALLIANZ GIS 2020 INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	237,172.30	79.35%
ALLIANZ GIS 2020 INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	60,896.60	20.37%
ALLIANZ GIS 2020 FUND
Class R
ALLIANZ GIS 2020 R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	795.29	100%
ALLIANZ GIS 2025 FUND
Class A
ALLIANZ GIS 2025 FD A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	673.04	100%
ALLIANZ GIS 2025 FUND
Class Admin
ALLIANZ GIS 2025 FD ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	673.05	100%
ALLIANZ GIS 2025 FUND
Class Inst’l
ALLIANZ GIS 2025 FD INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	201,937.72	100%
ALLIANZ GIS 2025 FUND
Class R
ALLIANZ GIS 2025 FD R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	672.96	100%
ALLIANZ GIS 2030 FUND
Class A
ALLIANZ GIS 2030 A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	10,265.74	29.46%
ALLIANZ GIS 2030 A	SSB&T CUST IRA FBO PATRICIA A MUNTER4 S HOMESTEAD DR YARDLEY PA 19067-3121	6,049.92	17.36%
ALLIANZ GIS 2030 A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	4,747.85	13.63%
ALLIANZ GIS 2030 A	RUSTI M BELLUE 1706 TAN TARA CIRLAKE CHARLES LA 70611-5118	1,886.88	5.42%
ALLIANZ GIS 2030 A	RUSSELL S BELLUE JR CUST FBO JOSEPH LEE BELLUE UTMA LA1706 TAN TARA CIR LAKE CHARLES LA 70611-5118	1,884.58	5.41%
ALLIANZ GIS 2030 FUND
Class Admin
ALLIANZ GIS 2030 ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	810.68	100%
ALLIANZ GIS 2030 FUND
Class C
ALLIANZ GIS 2030 C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	9,465.45	26.27%
ALLIANZ GIS 2030 C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERSATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,276.34	9.09%
ALLIANZ GIS 2030 FUND
Class D
ALLIANZ GIS 2030 D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	10,546.16	48.18%
ALLIANZ GIS 2030 D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	4,759.38	21.74%
ALLIANZ GIS 2030 D	AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTSPO BOX 2226 OMAHA NE 68103-2226	4,606.58	21.05%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ GIS 2030 INSTL
Class Inst’l
ALLIANZ GIS 2030 INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	240,006.68	70.54%
ALLIANZ GIS 2030 INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	99,554.11	29.26%
ALLIANZ GIS 2030 Class R
Class R
ALLIANZ GIS 2030 R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	805.03	100%
ALLIANZ GIS 2035 FUND
Class A
ALLIANZ GIS 2035 FD A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	674.33	100%
ALLIANZ GIS 2035 FUND
Class Admin
ALLIANZ GIS 2035 FD ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	674.34	100%
ALLIANZ GIS 2035 FUND
Class Inst’l
ALLIANZ GIS 2035 FD INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	202,324.08	100%
ALLIANZ GIS 2035 FUND
Class R
ALLIANZ GIS 2035 FD R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	674.25	100%
ALLIANZ GIS 2040 FUND
Class A
ALLIANZ GIS 2040 A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	3,220.52	31.63%
ALLIANZ GIS 2040 A	LPL FINANCIAL A/C 6012-10299785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	2,125.51	20.87%
ALLIANZ GIS 2040 A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	848.75	8.33%
ALLIANZ GIS 2040 A	HEILMANN FARMS INC PSP A DTD 07/01/02 FBO MATTHEW J DITZIG 10545 NEAPOLIS WATERVILLE RD WATERVILLE OH 43566-9773	759.57	7.46%
ALLIANZ GIS 2040 A	EDWARD D JONES & CO CUST FURMAN LAND SURVEYORS FBO TREVOR C LIGHTFOOT SRI 4438 LYNDALE DR AMARILLO TX 79109-5244	650.02	6.38%
ALLIANZ GIS 2040 FUND
Class Admin
ALLIANZ GIS 2040 ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	848.04	100%
ALLIANZ GIS 2040 FUND
Class C
ALLIANZ GIS 2040 C	AMERITRADE INC FBO 7150110751 PO BOX 2226 OMAHA NE 68103-2226	1,664.50	30.40%
ALLIANZ GIS 2040 C	SSB&T CUST ROLLOVER IRA FBO BRYAN J KUHLMAN 9500 ROAD F9 LEIPSIC OH 45856-9435	1,075.34	19.64%
ALLIANZ GIS 2040 C	SSB&T CUST IRA FBO PAUL L LIPIARSKI4 KIRKBRIDGE CT MARLTON NJ 08053-2830	839.37	15.33%
ALLIANZ GIS 2040 C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	830.50	15.17%
ALLIANZ GIS 2040 C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	389.92	7.12%
ALLIANZ GIS 2040 C	SSB&T CUST IRA FBO LOURDES M CHAVEZPO BOX 37455 ALBUQUERQUE NM 87176-7455	281.13	5.13%
ALLIANZ GIS 2040 FUND
Class D
ALLIANZ GIS 2040 D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	9,050.85	50.80%
ALLIANZ GIS 2040 D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	5,265.43	29.56%
ALLIANZ GIS 2040 D	TD AMERITRADE PO BOX 2226 OMAHA NE 68103-2226	1,926.27	10.81%
ALLIANZ GIS 2040 FUND
Class Inst’l
ALLIANZ GIS 2040 INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	251,025.23	81.27%
ALLIANZ GIS 2040 INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	56,264.72	18.22%
ALLIANZ GIS 2040 FUND
Class R
ALLIANZ GIS 2040 R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	842.39	99.88%
ALLIANZ GIS 2045 FUND
Class A
ALLIANZ GIS 2045 FD A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	676.18	100%
ALLIANZ GIS 2045 FUND
Class Admin
ALLIANZ GIS 2045 FD ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	676.19	93.25%
ALLIANZ GIS 2045 FD ADMIN	TD AMERITRADE INC FBO 9950065291 PO BOX 2226 OMAHA NE 68103-2226	48.93	6.75%
ALLIANZ GIS 2045 FUND
Class Inst’l
ALLIANZ GIS 2045 FD INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	202,878.16	100%
ALLIANZ GIS 2045 FUND
Class R
ALLIANZ GIS 2045 FD R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	676.10	97.15%
ALLIANZ GIS 2050 FUND
Class A
ALLIANZ GIS 2050 A	KIMBERLY HESTNESS TTEE HESTNESS/KURYLO TRUSTU/A DTD 01/29/2008 FBO KIMBERLY HESTNESS 1215 75TH OCEAN WESTMARATHON FL 33050	1,249.83	29.69%
ALLIANZ GIS 2050 A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	986.40	23.43%
ALLIANZ GIS 2050 A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	860.81	20.45%
ALLIANZ GIS 2050 A	KAREN L BOBBI CUST FBO NICOLE C BOBBI UTMA CT41 HIDDEN LAKE RD HIGGANUM CT 06441-4441	228.40	5.43%
ALLIANZ GIS 2050 FUND
Class Admin
ALLIANZ GIS 2050 ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	859.20	100%
ALLIANZ GIS 2050 FUND

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
Class C
ALLIANZ GIS 2050 C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	846.56	30.50%
ALLIANZ GIS 2050 C	ROBERT W BAIRD & CO INC A/C 2306-3081777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	723.76	26.08%
ALLIANZ GIS 2050 C	ROBERT W BAIRD & CO INC A/C 3177-6342777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	525.75	18.94%
ALLIANZ GIS 2050 C	SSB&T CUST SIMPLE IRA MAPLEVIEW ANIMAL CLINIC PCFBO STEPHANIE M JONES 17008 HAWTHORNE PLZ #206 OMAHA NE 68118-2855	333.70	12.02%
ALLIANZ GIS 2050 C	ROBERT W BAIRD & CO INC A/C 7073-9912777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	301.57	10.86%
ALLIANZ GIS 2050 FUND
Class D
ALLIANZ GIS 2050 D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	4,514.53	37.28%
ALLIANZ GIS 2050 D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	4,109.57	33.93%
ALLIANZ GIS 2050 D	TD AMERITRADE PO BOX 2226 OMAHA NE 68103-2226	2,404.37	19.85%
ALLIANZ GIS 2050 D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	860.09	7.10%
ALLIANZ GIS 2050 FUND
Class Inst’l
ALLIANZ GIS 2050 INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	254,336.47	80.44%
ALLIANZ GIS 2050 INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	58,173.58	18.40%
ALLIANZ GIS 2050 FUND
Class R
ALLIANZ GIS 2050 R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	853.68	88.77%
ALLIANZ GIS 2050 R	AMERITRADE INC FBO 9950065291 PO BOX 2226 OMAHA NE 68103-2226	108.00	11.23%
ALLIANZ GIS 2055 FUND
Class A
ALLIANZ GIS 2055 FD A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	676.27	100%
ALLIANZ GIS 2055 FUND
Class Admin
ALLIANZ GIS 2055 FD ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	676.28	100%
ALLIANZ GIS 2055 FUND
Class Inst’l
ALLIANZ GIS 2055 FD INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	202,905.63	100%
ALLIANZ GIS 2055 FUND
Class R
ALLIANZ GIS 2055 FD R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	676.19	99.11%
ALLIANZ GIS RETIREMENT INCOME FUND
Class A
ALLIANZ GIS RETIREMENT INCOME A	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	66,051.95	24.61%
ALLIANZ GIS RETIREMENT INCOME A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	57,842.22	21.55%
ALLIANZ GIS RETIREMENT INCOME A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	53,915.13	20.09%
ALLIANZ GIS RETIREMENT INCOME A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	18,662.59	6.95%
ALLIANZ GIS RETIREMENT INCOME FUND
Class C
ALLIANZ GIS RETIREMENT INCOME C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	131,137.51	34%
ALLIANZ GIS RETIREMENT INCOME C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	90,652.17	23.50%
ALLIANZ GIS RETIREMENT INCOME C	SSB&T CUST RITE CARPET & DECORATING SEP IRAFBO RAYMOND MILBERT 3 OVERHILL DR MARTINS FERRY OH 43935-1011	28,921.38	7.50%
ALLIANZ GIS RETIREMENT INCOME FUND
Class D
ALLIANZ GIS RETIREMENT INCOME D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	40,808.61	60.07%
ALLIANZ GIS RETIREMENT INCOME D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	22,747.70	33.49%
ALLIANZ GIS RETIREMENT INCOME FUND
Class Admin
ALLIANZ GIS RETIREMENT INCOME FD ADMIN	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	762.60	100%
ALLIANZ GIS RETIREMENT INCOME FUND
Class Inst’l
ALLIANZ GIS RETIREMENT INCOME INSTL	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	229,962.01	75.99%
ALLIANZ GIS RETIREMENT INCOME INSTL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	33,110.00	10.94%
ALLIANZ GIS RETIREMENT INCOME INSTL	PENSON FINANCIAL SERVICES FBO 097-00100-131700 PACIFIC AVE STE 1400 DALLAS TX 75201-4609	15,844.40	5.24%
ALLIANZ GIS RETIREMENT INCOME FUND
Class R
ALLIANZ GIS RETIREMENT INCOME R	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	742.54	78.97%
ALLIANZ GIS RETIREMENT INCOME R	AMERITRADE INC FEBO OUR CLIENTPO BOX 2226 OMAH ANE NE 68103-2226	197.69	21.03%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE FUND
Class A
ALLIANZ NFJ GLOBAL DIVIDEND VALUE A	CITIGROUP GLOBAL MARKETS, INC ATTN CINDY TEMPESTA 7TH FL 333 WEST 34TH ST NEW YORK NY 10001-2417	83,275.31	25.83%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	53,960.74	16.74%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE A	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	37,018.96	11.48%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	17,954.37	5.57%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	17,404.11	5.40%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE FUND
Class C
ALLIANZ NFJ GLOBAL DIVIDEND VALUE C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	23,505.78	12.44%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	17,889.52	9.47%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTERPLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	12,145.30	6.43%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE C	LPL FINANCIAL A/C 1863-64909785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	10,974.31	5.81%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ NFJ GLOBAL DIVIDEND VALUE FUND
Class D
ALLIANZ NFJ GLOBAL DIVIDEND VALUE D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	16,079.88	41.22%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	16,000.21	41.01%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE D	AMERITRADE INC FEBO OUR CLIENTSPO BOX 2226 OMAHA NE 68103-2226	2,689.56	6.89%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE FUND
Class Inst’l
ALLIANZ NFJ GLOBAL DIVIDEND VALUE I a	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZ GLOBAL INV SOLGLOBAL ALLOCATION FUND AGI SOLUTIONS ATTN STEPHEN SEXAUER 600 W BROADWAYSAN DIEGO CA 92101-3311	583,158.24	31.29%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	388,714.45	20.85%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE I	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLANAGE-BASED PORTFOLIO 7-10 P51B ATTN STATE STREET TRUST OPERATIONS 801 PENNSYLVANIA AVEKANSAS CITY MO 64105-1307	166,235.14	8.92%
ALLIANZ NFJ GLOBAL DIVIDEND VALUE I	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACESS 529 PLANAGE-BASED PORTFOLIO 11-14 P51D ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	165,364.23	8.87%
ALLIANZ NFJ INTERNATIONAL VALUE II FUND
Class A
ALLIANZ NFJ INTERNATIONAL VALUE II A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	100%
ALLIANZ NFJ INTERNATIONAL VALUE II FUND
Class C
ALLIANZ NFJ INTERNATIONAL VALUE II C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	100%
ALLIANZ NFJ INTERNATIONAL VALUE II D
Class D
ALLIANZ NFJ INTERNATIONAL VALUE II D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	100%
ALLIANZ NFJ INTERNATIONAL VALUE II I
Class Inst’l
ALLIANZ NFJ INTERNATIONAL VALUE II I a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	200,000.00	100%
ALLIANZ RCM ALL ALPHA FUND
Class Inst’l
ALLIANZ RCM ALL ALPHA FD INSTITUTIONAL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	359,746.65	99.48%
ALLIANZ RCM ALL ALPHA FUND
Class A
ALLIANZ RCM ALL ALPHA FUND CLASS A	SSB&T CUST ROLLOVER IRA FBO JOAN V DICK1848 OXFORD AVE CLAREMONT CA 91711-2613	2,678.68	46.79%
ALLIANZ RCM ALL ALPHA FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	2,089.14	36.49%
ALLIANZ RCM ALL ALPHA FUND CLASS A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	719.66	12.57%
ALLIANZ RCM ALL ALPHA FUND
Class C
ALLIANZ RCM ALL ALPHA FUND CLASS C	SSB&T CUST IRA FBO DUANE R DUNHAM1730 DEER RUN RD BETHLEHEM PA 18015-5001	2,740.52	33.15%
ALLIANZ RCM ALL ALPHA FUND CLASS C	SSB&T CUST ROLLOVER IRA FBO JOSEPH YACKAMOVITCH 1644 JILL RD WILLOW GROVE PA 19090-4225	1,423.84	17.22%
ALLIANZ RCM ALL ALPHA FUND CLASS C	SSB&T CUST ROTH IRA FBO SUSAN L WRIGHT 3080 WINDING RIVER DR SAINT CHARLES MO 63303-6071	1,111.26	13.44%
ALLIANZ RCM ALL ALPHA FUND CLASS C	SSB&T CUST ROTH IRA FBO RICHARD G WRIGHT 3080 WINDING RIVER DR SAINT CHARLES MO 63303-6071	1,111.26	13.44%
ALLIANZ RCM ALL ALPHA FUND CLASS C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	719.94	8.71%
ALLIANZ RCM ALL ALPHA FUND CLASS C	SSB&T CUST IRA FBO GLENNA R DUNHAM1730 DEER RUN RD BETHLEHEM PA 18015-5001	626.16	7.57%
ALLIANZ RCM ALL ALPHA FUND
Class D
ALLIANZ RCM ALL ALPHA FUND CLASS D	TD AMERITRADE INC FEBO OUR CLIENTPO BOX 2226 OMAHA NE 68103-2226	1,795.70	71.39%
ALLIANZ RCM ALL ALPHA FUND CLASS D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	719.61	28.61%
ALLIANZ RCM CHINA EQUITY FUND
Class A
ALLIANZ RCM CHINA EQUITY FUND CLASS A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	2,841.58	19.89%
ALLIANZ RCM CHINA EQUITY FUND CLASS A	PAUL FUNG & DOROTHY R FUNG TTEES FBO PAUL FUNG TRUSTDTD 08/31/1970 6816 BANTRY CT DARIEN IL 60561-3688	2,755.69	19.29%
ALLIANZ RCM CHINA EQUITY FUND CLASS A	STEPHENS INC FBO 111 CENTER STREET # 53123279 LITTLE ROCK AR 72201-4402	2,004.56	14.03%
ALLIANZ RCM CHINA EQUITY FUND CLASS A	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDSHOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PKWYST PETERSBURG FL 33716-1100	1,941.07	13.59%
ALLIANZ RCM CHINA EQUITY FUND CLASS A	AMERITRADE INC FBO 7873940631 PO BOX 2226 OMAHA NE 68103-2226	1,146.10	8.02%
ALLIANZ RCM CHINA EQUITY FUND CLASS A	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	770.18	5.39%
ALLIANZ RCM CHINA EQUITY FUND
Class C
ALLIANZ RCM CHINA EQUITY FUND CLASS C	MICHAEL B FANSHEL & DEBRA FANSHEL JTWROS8113 CINDY LN BETHESDA MD 20817-6914	2,919.02	37.09%
ALLIANZ RCM CHINA EQUITY FUND CLASS C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,114.72	14.16%
ALLIANZ RCM CHINA EQUITY FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER 200 LIBERTY STNEW YORK NY 10281-1003	837.52	10.64%
ALLIANZ RCM CHINA EQUITY FUND CLASS C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	765.17	9.72%
ALLIANZ RCM CHINA EQUITY FUND CLASS C	SSB&T CUST SEP IRA MORRIS ENTERPRISES 11860 ABNERS RIDGE DR KNOXVILLE TN 37934-4700	621.86	7.90%
ALLIANZ RCM CHINA EQUITY FUND CLASS C	ROSS L DIXON EDNA P DIXON JT WROS SUBJECT TO BFDS TOD RULES 630 N MAIN ST RANDLEMAN NC 27317-1406	543.35	6.90%
ALLIANZ RCM CHINA EQUITY FUND
Class D
ALLIANZ RCM CHINA EQUITY FUND CLASS D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	26,756.17	75.27%
ALLIANZ RCM CHINA EQUITY FUND CLASS D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	5,310.64	14.94%
ALLIANZ RCM CHINA EQUITY FUND CLASS D	TD AMERITRADE INC FEBO OUR CLIENTSPO BOX 2226 OMAHA NE 68103-2226	2,250.87	6.33%
ALLIANZ RCM CHINA EQUITY FUND
Class Inst’l
ALLIANZ RCM CHINA EQUITY FUND INSTL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	229,882.15	97.55%
ALLIANZ RCM DISCIPLINED EQUITY FUND
Class A
ALLIANZ RCM DISCIPLINED EQUITY A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	221,257.35	54.66%
ALLIANZ RCM DISCIPLINED EQUITY A	BROWN BROTHERS HARRIMAN & CO CUST FOR 5894092525 WASHINGTON BLVD JERSEY CITY NJ 07310-1692	50,000.00	12.35%
ALLIANZ RCM DISCIPLINED EQUITY A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	44,129.76	10.90%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ RCM DISCIPLINED EQUITY A	BROWN BROTHERS HARRIMAN & CO CUST FOR 5894159525 WASHINGTON BLVD JERSEY CITY NJ 07310-1692	20,500.00	5.06%
ALLIANZ RCM DISCIPLINED EQUITY FUND
Class C
ALLIANZ RCM DISCIPLINED EQUITY C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	8,429.82	10.62%
ALLIANZ RCM DISCIPLINED EQUITY C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,578.26	5.77%
ALLIANZ RCM DISCIPLINED EQUITY FUND
Class D
ALLIANZ RCM DISCIPLINED EQUITY D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	10,813.06	53.26%
ALLIANZ RCM DISCIPLINED EQUITY D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF CUSTOMERATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST 1 WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	8,323.66	41%
ALLIANZ RCM DISCIPLINED EQUITY FUND
Class Inst’l
ALLIANZ RCM DISCIPLINED EQUITY INSTL	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZ GLOBAL INV SOLGLOBAL ALLOCATION FUND AGI SOLUTIONS ATTN STEPHEN SEXAUER 600 W BROADWAYSAN DIEGO CA 92101-3311	462,341.38	19.70%
ALLIANZ RCM DISCIPLINED EQUITY INSTL	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLANAGE-BASED PORTFOLIO 7-10 P51B ATTN STATE STREET TRUST OPERATIONS 801 PENNSYLVANIA AVEKANSAS CITY MO 64105-1307	285,836.00	12.18%
ALLIANZ RCM DISCIPLINED EQUITY INSTL	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLAN DIVERSIFIED EQUITY P52D ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	234,276.54	9.98%
ALLIANZ RCM DISCIPLINED EQUITY INSTL	WILMINGTON TRUST CO CUST FBO SUSSEX COUNTY OPEBPLAN A/C# 096302-000 1 C/O MUTUAL FUNDS PO BOX 8971 WILMINGTON DE 19899-8971	202,496.87	8.63%
ALLIANZ RCM DISCIPLINED EQUITY INSTL	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACESS 529 PLANAGE-BASED PORTFOLIO 11-14 P51D ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	189,558.99	8.08%
ALLIANZ RCM DISCIPLINED EQUITY INSTL	STATE STREET AS CUSTODIAN FOR SOUTH DAKOTA COLLEGEACCESS 529 PLANAGE-BASED PORTFOLIO 0-6 P51A ATTN: TRUST OPERATIONS 801 PENNSYLVANIA KANSAS CITY MO 64105-1307	158,720.90	6.76%
ALLIANZ RCM DISCIPLINED EQUITY INSTL	STATE STREET BANK & TRUST CO CUST FOR MI 529 ADVISOR PLANAGE-BASED PORTFOLIO 1 P75A 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307	127,205.43	5.42%
ALLIANZ RCM GLOBAL WATER FUND
Class A
ALLIANZ RCM GLOBAL WATER A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,821,196.73	47.13%
ALLIANZ RCM GLOBAL WATER A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTERPLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	410,094.10	6.85%
ALLIANZ RCM GLOBAL WATER A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	406,434.48	6.79%
ALLIANZ RCM GLOBAL WATER A	UBS WM USA 0O0 11011 6100 OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	397,869.81	6.65%
ALLIANZ RCM GLOBAL WATER A	FIRST CLEARING LLC A/C 7891-27232801 MARKET ST SAINT LOUIS MO 63103-2523	305,094.85	5.10%
ALLIANZ RCM GLOBAL WATER FUND
Class C
ALLIANZ RCM GLOBAL WATER C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERSATTN FUND ADMN/#97M 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,484,193.49	54.14%
ALLIANZ RCM GLOBAL WATER C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTERPLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	239,596.13	8.74%
ALLIANZ RCM GLOBAL WATER C	CITIGROUP GLOBAL MARKETS, INC ATTN CINDY TEMPESTA 7TH FL 333 WEST 34TH ST NEW YORK NY 10001-2417	206,814.97	7.54%
ALLIANZ RCM GLOBAL WATER C	UBS WM USA 0O0 11011 6100 OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD 9TH FLJERSEY CITY NJ 07310-2055	186,176.94	6.79%
ALLIANZ RCM GLOBAL WATER FUND
Class D
ALLIANZ RCM GLOBAL WATER D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	226,735.84	49.57%
ALLIANZ RCM GLOBAL WATER D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERSATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	161,666.47	35.35%
ALLIANZ RCM GLOBAL WATER D	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	23,159.36	5.06%
ALLIANZ RCM GLOBAL WATER FUND
Class Inst’l
ALLIANZ RCM GLOBAL WATER INSTL	NFS FOR EXCLUSIVE BENEFIT OF OUR CUSTOMER200 LIBERTY ST NEW YORK NY 10281-1003	156,535.05	90.90%
ALLIANZ RCM GLOBAL WATER INSTL	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	12,562.18	7.30%
ALLIANZ RCM REDWOOD FUND
Class A
ALLIANZ RCM REDWOOD FD CLASS A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	54,973.94	56.42%
ALLIANZ RCM REDWOOD FD CLASS A	HELEN A CINQUEGRANI TTEE HELEN A CINQUEGRANI REVOKABLE TRUSTDTD 12/20/1984 717 WESTRIDGE RD JOLIET IL 60431-4885	32,378.06	33.23%
ALLIANZ RCM REDWOOD FD CLASS A	SSB&T CUST ROLLOVER IRA FBO LAWRENCE HALL904 E LIBERTY DR WHEATON IL 60187-5640	6,153.89	6.32%
ALLIANZ RCM REDWOOD FUND
Class C
ALLIANZ RCM REDWOOD FD CLASS C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,011.75	45.41%
ALLIANZ RCM REDWOOD FD CLASS C	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	29.92%
ALLIANZ RCM REDWOOD FD CLASS C	SSB&T CUST ROLLOVER IRA FBO DIANE P BAUSHER 601 WOLFE LN MOHNTON PA 19540-1258	245.39	11.01%
ALLIANZ RCM REDWOOD FD CLASS C	SSB&T CUST ROTH IRA FBO CYNTHIA D ROYER 39 OAK LN STEVENS PA 17578-9706	163.51	7.34%
ALLIANZ RCM REDWOOD FD CLASS C	MICHAEL K LONGENBACH 4773 PEACH BOTTOM RDCOPLAY PA 18037-2546	140.82	6.32%
ALLIANZ RCM REDWOOD FUND
Class D
ALLIANZ RCM REDWOOD FD CLASS D	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNTS FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	7,061.41	66.34%
ALLIANZ RCM REDWOOD FD CLASS D	E*TRADE CLEARING LLC 639-22485-11 PO BOX 484 JERSEY CITY NJ 07303-0484	1,592.44	14.96%
ALLIANZ RCM REDWOOD FD CLASS D	ALLIANZ GLOBAL INVESTORS ATTN VINH NGUYEN 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	666.67	6.26%
ALLIANZ RCM REDWOOD FUND
Class Inst’l
ALLIANZ RCM REDWOOD FD INSTITUTIONAL a	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	200,000.00	37.79%
ALLIANZ RCM REDWOOD FD INSTITUTIONAL	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	67,694.86	12.79%
ALLIANZ RCM SHORT DURATION HIGH INC FUND
Class A
ALLIANZ RCM SHORT DURATION HIGH INC A	UBS WM USA 0O0 11011 6100 OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD 9TH FLJERSEY CITY NJ 07310-2055	69,257.89	23.21%
ALLIANZ RCM SHORT DURATION HIGH INC A	JANNEY MONTGOMERY SCOTT LLC EXCLUSIVE BENEFIT OF CUSTOMERS1801 MARKET ST PHILADELPHIA PA 19103-1675	31,596.11	10.59%
ALLIANZ RCM SHORT DURATION HIGH INC A	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	26,938.46	9.03%
ALLIANZ RCM SHORT DURATION HIGH INC FUND
Class C
ALLIANZ RCM SHORT DURATION HIGH INC C	UBS WM USA 0O0 11011 6100 OMNI A/C M/F ATTN DEPT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	15,495.62	5.86%
ALLIANZ RCM SHORT DURATION HIGH INC C	DENISE E ZERBY 69 WELLINGTON BLVDWYOMISSING PA 19610-1831	15,266.74	5.78%

			Percentage of
			outstanding
		Amount and Nature of	Share of Class
FUND NAME	Registration	Beneficial Ownership	Owned
ALLIANZ RCM SHORT DURATION HIGH INC FUND
Class D
ALLIANZ RCM SHORT DURATION HIGH INC D	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF OUR CUSTOMERSATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003	63,677.06	96.90%
ALLIANZ RCM SHORT DURATION HIGH INC FUND
Class Inst’l
ALLIANZ RCM SHORT DURATION HIGH INC I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STSAN FRANCISCO CA 94104-4151	485,504.25	33.26%
ALLIANZ RCM SHORT DURATION HIGH INC I	ALLIANZ GLOBAL INVESTORS OF AMERICA LPATTN: DONNA THOMPSON 680 NEWPORT CENTER DR STE 250 NEWPORT BEACH CA 92660-4046	338,044.07	23.16%
ALLIANZ RCM SHORT DURATION HIGH INC I	ALLIANZ FUNDS MULTI-STRATEGY TRUST ON BEHALF OF ALLIANZ GLOBAL INV SOLGLOBAL ALLOCATION FUND AGI SOLUTIONS ATTN STEPHEN SEXAUER 600 W BROADWAYSAN DIEGO CA 92101-3311	279,129.27	19.12%
ALLIANZ RCM SHORT DURATION HIGH INC I	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVDMALVERN PA 19355-2331	113,155.60	7.75%

APPENDIX C
ALLIANZ FUNDS MULTI-STRATEGY TRUST (THE “TRUST”)
PROXY VOTING POLICY
1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate fund, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	The Trust, for each fund advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular fund. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summaries of the detailed proxy voting policies of the Trust’s current sub-advisers are set forth in Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.	The party voting the proxies (i.e., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser of a fund of the Trust with proxy voting authority for a fund and how each fund voted proxies relating to portfolio securities held during the most recent twelve month period ending June 30, shall be made available (i) without charge, upon request, by calling 1-800-988-8380; (ii) on the Trust’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and a summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.

Appendix A
ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)
PROXY VOTING POLICY SUMMARY
1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	AGIFM, for each fund of Allianz Funds Multi-Strategy Trust for which it acts as investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund.

3.	The party voting proxies (e.g., the sub-adviser) will vote the proxies in accordance with their proxy voting policies and, to the extent consistent with their policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund will deliver a copy of their respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy will: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) will provide additional information as may be requested, from time to time, by the funds’ respective boards or chief compliance officers.

6.	Summaries of the proxy voting policies for AGIFM and each sub-adviser of a fund advised by AGIFM and how each fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-988-8380; (ii) on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, summaries of the detailed proxy voting policies of AGIFM, each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the SAI for the relevant fund.

Appendix B
RCM Capital Management LLC (“RCM”)
Description of Proxy Voting Policy and Procedures

RCM typically votes proxies as part of its discretionary authority to manage accounts, unless our client has explicitly reserved the authority for itself. In cases where we have voting authority, we intend to vote such proxies in a manner consistent with the best interest of our clients. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.
ANNPX (Inst. Class)

RCM has adopted written Global Corporate Governance Guidelines and a Proxy Voting Policy (the “Proxy Guidelines”) that are reasonably designed to ensure that we are voting in the best interest of our clients. RCM has retained the services of Institutional Shareholder Services, Inc. (“ISS”), a specialist voting agency, which is responsible for interpreting, implementing and casting votes in line with RCM’s proxy voting polices with RCM’s Global Corporate Governance Guidelines and Proxy Voting Policy. RCM has a Proxy Committee, consisting of investment and compliance personnel, that is responsible for implementing the Proxy Guidelines and for addressing voting issues that may arise. The Proxy Guidelines summarize our position on various issues, including issues of corporate governance and corporate actions, and give general indication as to how we will vote shares on such issues. For example, RCM generally votes against proposals that contain term limits for directors and generally opposes proposals to institute supermajority voting requirements relating to business combinations. Occasionally, there may be instances when we may not vote proxies in strict adherence to the Proxy Guidelines. To the extent that the Proxy Guidelines do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss the issues. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

In situations where the Proxy Guidelines do not give clear guidance on an issue, an analyst or portfolio manager and/or the Proxy Committee will review the issue. In the event that either the analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, RCM may review various criteria associated with voting proxies and evaluate the expected benefit to our clients when making an overall determination on how or whether to vote a proxy.

In addition, RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.

RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

RCM retains an independent third-party voting service to assist us in the proxy voting process. The services provided offer a variety of proxy-related services to assist in our handling of proxy voting responsibilities. Such services include, among other things, analysis and voting recommendations and assistance in the administrative process.

Conflicts of Interest

RCM may have conflicts of interest that can affect how we vote our clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. In the example, failure to vote in favor of management may harm our or our affiliate’s relationship with the company. Given the value of the relationship to us or our affiliate a material conflict of interest may exist in this example even in the absence of efforts by management to persuade us how to vote. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which we vote our clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out our obligation to vote proxies, the Proxy Committee is responsible for addressing how RCM resolves such material conflicts of interest with our clients.

Caywood-Scholl Capital Management (“Caywood-Scholl”)

Description of Proxy Voting Policy and Procedures

Caywood-Scholl typically votes proxies as part of its discretionary authority to manage accounts, unless our client has explicitly reserved the authority for itself. In cases where we have voting authority, we intend to vote such proxies in a manner consistent with the best interest of our clients.

Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power. The voting of all proxies has been delegated to RCM. Please refer to RCM’s Proxy Voting Policy and Procedures for additional information.

RCM Asia Pacific Limited (“RCM AP”)

Description of Proxy Voting Policy and Procedures

Policy Statement

This Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of RCM AP clients. Each proxy is voted on an individual basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances. RCM AP, as part of its authority to manage, acquire, and dispose of account assets (unless the client explicitly reserves that authority for itself or certain national laws provide otherwise) has further delegated its fiduciary duty to vote proxies stemming from shareholdings in US registered mutual funds (the “clients”) to one or more of the following committees:

• the RCM SF Proxy Voting Committee

• the RCM UK Proxy Voting Committee

• the dit Proxy Voting Committee

• the RCM AP Proxy Voting Committee

RCM AP has ascertained that each Proxy Voting Committee acts in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

This policy sets forth the general minimum standards for proxy voting and is followed by the each Proxy Voting Committee where RCM AP has the authority to vote its clients’ proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.

RCM AP, and thus each Proxy Voting Committee, may abstain from voting a client proxy under the following circumstances and certain other circumstances as described in the procedures, for example, in cases:

•	When the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant;

•	When voting the proxy would unduly impair the investment management process; or

•	When the cost of voting the proxies outweighs the benefits or is otherwise impractical.

Policy Standards

If a conflict of interest arises, votes are only cast in the best interest of the client, regardless of the situation. In addition, RCM AP:

•	Is responsible for conducting and providing oversight of the proxy voting decision to ensure that voting is done in accordance with its Proxy Voting Guidelines;

•	Must clearly establish its obligation to vote in the advisory contract with the client or by other means;

•	Discloses a summary of the proxy voting policy;

•
Maintains (either itself or through access any Proxy Voting Committee) books and records of proxy voting materials, including written policies and procedures, proxy voting client statements, voting decisions and client requests; and

•	Provides clients access to their voting records upon request.

Procedures

As RCM AP has outsourced the facilitation of proxy voting, the following describes the standards and procedures applied in the proxy voting process.

The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee (which may consist of Analysts, Portfolio Managers, the Proxy Specialist, Client Services personnel and Legal Counsel). The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by Institutional Shareholder Services, Inc. (ISS), and other relevant material, and makes a vote decision in accordance with the local Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee. In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.

A third-party proxy voting service, ISS is retained to assist in processing proxy votes in accordance with vote decisions. ISS is responsible for notifying all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. ISS sends the proxy vote instructions provided by the Proxy Voting Committees to the appropriate tabulator. ISS provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. Each Proxy Voting Committee keeps proxy materials used in the vote process on site for at least one year. Thereafter, Proxy Voting Committee materials will be kept in accordance with documentation retention policy.

Resolving Conflicts of Interest

RCM AP and each voting affiliate may have conflicts that can affect how it votes its clients’ proxies. For example, one entity may manage a pension plan whose management is sponsoring a proxy proposal. That entity may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, they may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, no vote cast for one client’s account may be voted by designed to benefit or accommodate any other client.

Allianz Global Investors Solutions LLC (“AGIS”)

Description of Proxy Voting Policy and Procedures

AGIS votes proxies on behalf of its clients pursuant to its written Proxy Policy Guidelines and Procedures (the “Proxy Guidelines”), unless a client requests otherwise and except as provided in the Proxy Guidelines. The Proxy Guidelines are designed to honor AGIS’ fiduciary duties to its clients and protect and enhance its clients’ economic welfare and rights.

The Proxy Guidelines are established by a Proxy Committee. The Proxy Guidelines reflect AGIS’ normal voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company’s capital structure and corporate governance. For example, AGIS generally votes for proposals to declassify boards and generally supports proposals that remove restrictions on shareholders’ ability to call special meetings independently of management. Some issues will require a case-by-case analysis.

The Proxy Guidelines largely follow the recommendations of Glass, Lewis & Co. LLC (“Glass Lewis”), an investment research and proxy advisory firm. The Proxy Guidelines may not apply to every situation and AGIS may vote differently than specified by the Proxy Guidelines and/or contrary to Glass Lewis’ recommendation if AGIS reasonably determines that to do so is in its clients’ best interest. Any variance from the Proxy Guidelines is documented. In the case of a potential conflict of interest, AGIS’ Proxy Committee will be responsible for reviewing the potential conflict and will have the final decision as to how the relevant proxy should be voted.

Under certain circumstances, AGIS may in its reasonable discretion refrain from voting clients’ proxies due to cost or other factors.

NFJ Investment Group LLC (“NFJ”)

Description of Proxy Voting Policy and Procedures

NFJ typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, NFJ’s primary objective is to make voting decisions solely in the best economic interests of its clients. NFJ will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

NFJ has adopted written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that it is voting in the best interest of its clients. The Proxy Guidelines reflect NFJ’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company’s capital structure and corporate governance. For example, NFJ generally votes for proposals to declassify boards and generally opposes proposals to institute supermajority voting requirements relating to business combinations. In addition, because Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue, some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) and may result in a vote being cast that will deviate from the Proxy Guidelines.

In accordance with the Proxy Guidelines, NFJ may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. NFJ may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, NFJ may refrain from voting a proxy on behalf of its clients’ accounts in certain circumstances, for example, due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers (including ADRs), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, NFJ may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on NFJ’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

To assist in the proxy voting process, NFJ may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in NFJ’s handling of proxy voting responsibilities.

Conflicts of Interest. NFJ may have conflicts of interest that can affect how it votes its clients’ proxies. For example, NFJ or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which NFJ votes its clients’ proxies. In order to ensure that all material conflicts of interest are handled appropriately while carrying out its obligation to vote proxies, NFJ’s Proxy Committee has established procedures addressing how NFJ identifies and resolves any material conflicts of interest with its clients.

Allianz Global Investors Capital LLC (“AGI Capital”)

Description of Proxy Voting Policy and Procedures

AGI Capital typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, AGI Capital seeks to make voting decisions solely in the best interests of its clients and to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

AGI Capital has adopted written Proxy Policy Guidelines and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that the firm is voting in the best interest of its clients. The Proxy Guidelines reflect AGI Capital’s general voting positions on specific corporate governance issues and corporate actions. AGI Capital has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. In certain circumstances, a client may request in writing that AGI Capital vote proxies for its account in accordance with a set of guidelines which differs from the Proxy Guidelines. In that case, AGI Capital will vote the shares held by such client accounts in accordance with their direction which may be different from the vote cast for shares held on behalf of other client accounts that vote in accordance with the Proxy Guidelines.

AGI Capital will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. Certain countries require the freezing of shares for trading purposes at the custodian/sub-custodian bank level in order to vote proxies to ensure that shareholders voting at meetings continue to hold the shares through the actual shareholder meeting. However, because AGI Capital cannot anticipate every proxy proposal that may arise (including a proxy proposal that an analyst and/or portfolio manager believes has the potential to significantly affect the economic value of the underlying security, such as proxies relating to mergers and acquisitions), AGI Capital may, from time to time, instruct the Proxy Provider to cast a vote for a proxy proposal in a share blocked country.

The Proxy Guidelines also provide for oversight of the proxy voting process by a Proxy Committee. The Proxy Committee meets at a minimum on an annual basis and when necessary to address potential conflicts of interest. AGI Capital may have conflicts of interest that can affect how it votes its client’s proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out AGI Capital’s obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between AGI Capital and its clients and to resolve such issues. Any deviations from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act.

The Proxy Committee monitors the outsourcing of voting obligations to the Proxy Provider and AGI Capital’s proxy voting recordkeeping practices; adheres to a process for resolution of voting issues that require a case-by-case analysis; and, to the extent the Proxy Guidelines do not cover potential proxy voting issues, determines a process for voting such issues.

In accordance with the Proxy Guidelines, AGI Capital may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Upon receipt of a client’s written request, AGI Capital may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines. In addition, AGI Capital may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to non-U.S. issuers (such as those described below), non-discretionary holdings not covered by AGI Capital, timing issues related to the opening/closing of accounts, securities lending issues (see below), contractual arrangements with clients and/or their authorized delegate, the timing of receipt of information, or where circumstances beyond its control prevent it from voting.

These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

If a client has decided to participate in a securities lending program, AGI Capital will defer to the client’s determination and not attempt to recall securities on loan solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in the marketplace. If the participating client requests, AGI Capital will use reasonable efforts to notify the client of proxy measures that AGI Capital deems material.

Fuller & Thaler (“F&T”)

Description of Proxy Voting Policy and Procedures

As a fiduciary, Fuller & Thaler’s general policy is to exercise the voting authority delegated to it by the Allianz F&T Behavioral Advantage Large Cap Fund (the “Fund”) in a manner that will maintain or enhance shareholder value of the companies in which Fuller & Thaler has invested the Fund assets.

Fuller & Thaler votes the proxies for the securities held in the Fund in accordance with Fuller & Thaler’s written proxy voting policy which has been constructed with the clients’ best interest in mind. Generally, Fuller & Thaler approves (or follows management recommendations) in routine corporate matters such as the selection of directors or auditors, in issues involving an increase in the authorized shares where needed for clearly defined business purposes, and in social issues. Generally, Fuller & Thaler opposes (in some cases against management recommendations) the indemnification of directors and/or officers where such indemnification includes “negligence and gross negligence” in the performance of their fiduciary duties, super-majority voting requirements, anti-takeover proposals which restrict shareholder authority, increases in authorized shares of more than 25% without a stated business purpose, changes in corporate charter that do not have a clearly stated business purpose, provisions for multi-tiered voting rights, authorizations of “blank check” preferred stock or other capital stock without a stated business purpose, “shareholder rights”

provisions which tend to diminish rather than enhance shareholder power, “anti-greenmail” provisions which also restrict shareholder authority, and staggered boards of directors. Fuller & Thaler may evaluate other proposals, corporate combinations and divestments, shareholder proposals, and profit sharing and stock options plans on a case-by-case basis.

Fuller & Thaler has contracted with Institutional Shareholder Services (“ISS”) to collect proxy information from the Fund custodian and to vote proxies according to Fuller & Thaler’s instructions. ISS also provides proxy recommendations and corporate governance ratings to Fuller & Thaler that it may or may not follow. Due to the large number of holdings of the Funds, Fuller & Thaler typically follows the proxy recommendations of ISS.

In the event of a conflict of interest between the Fund and Fuller & Thaler or the Fund and a portfolio manager of the Fund with respect to how a proxy should be voted for a portfolio security held by such Fund, Fuller & Thaler will vote the proxy in what it believes to be in the best interest of such Fund.

APPENDIX D
Procedures for Shareholders to Submit Nominee Candidates
(As of March 14, 2007)
A shareholder of a Fund must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.
1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to a Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Fund does not hold annual or other regular meetings of shareholders for the purpose of electing Directors/Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to a Fund will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Director/Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Director/Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Director/Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Director/Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	A Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Director/Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of (and class) of the Fund(s) owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Directors/Trustees or Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director/Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the number of shares of (and class) of the Fund(s) owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

D-1

APPENDIX E
     The following is a brief summary of the principal investments and strategies and principal risks of each of the Underlying Funds in which the Allianz Global Investors Solutions Funds may invest. Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds while other Underlying Funds invest primarily in fixed income securities (including money market instruments) and are called Underlying Bond Funds. The summaries are based solely on information contained in the Institutional Class prospectuses of each Underlying Fund, as filed with the Securities and Exchange Commission, as of a recent date. These summaries are for convenient reference only and are qualified in their entirety by reference to the current prospectuses and statements of additional information of each Underlying Fund, and the Trust disclaims any obligation to update them in the event the information in the applicable Underlying Fund prospectus changes. The principal investments and strategies and principal risks of the Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses of the Trust, Allianz Funds, PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust and the Statements of Additional Information of the Trust, Allianz Funds, PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust for the most current information regarding the Underlying Funds.
The Allianz Global Investors Solutions Funds may be subject to each of the principal risks of the Underlying Funds. Descriptions of certain of these risks can be found in the “Summary of Principal Risks” of their prospectuses. In addition, the Allianz Global Investors Solutions Funds may be subject to the following risks:
China-Related Risk
For an Underlying Fund that focuses its investments in companies that have exposure to the Chinese economy, events or factors affecting the Chinese economy will have a greater effect on, and may more adversely affect, the Underlying Fund than they would with respect to a fund that is more diversified among a number of regions.
     The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. The value of Chinese currencies may also vary significantly relative to the U.S. dollar, affecting the Fund’s investments.
     Historically, China’s central government has exercised substantial control over the Chinese economy through administrative regulation, state ownership, the allocation, expropriation or nationalization of resources, by controlling payment of foreign currency-denominated obligations, by setting monetary policy and by providing preferential treatment to particular industries or companies. The emergence of a domestic class is still at an early state, making China’s economic health largely dependent upon exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes, which could potentially have adverse effects on China’s management strategy of its currency, as well as on some export-dependent sectors.
     Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which the Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.
     The greater China region includes mainland China, Hong Kong, Macau and Taiwan, and the Fund’s investments in the region are particularly susceptible to risks in that region. Events in any one country within the region may impact the other countries in the region or the Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Markets in the greater China region can experience significant volatility due to social, regulatory and political uncertainties.

Eco-Sectors Related Risk
For an Underlying Fund that focuses its investments in companies that have exposure, directly or indirectly, to one or more of the EcoEnergy, Pollution Control and Clean Water sectors that comprise the Eco-Sectors, events or factors affecting companies in the Eco-Sectors will have a greater effect on, and may more adversely affect, the Underlying Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.
     Companies in the Eco-Sectors may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the Eco-Sectors include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the Eco-Sectors.
     The Eco-Sectors, on the whole, are newly developing and strongly influenced by technological changes. The Eco-Sectors can be significantly affected by the level and volatility of technological change in industries focusing on energy, pollution and environmental control. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts in the Eco-Sectors may not result in viable commercial products, and companies in the Eco-Sectors typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the Eco-Sectors are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the Eco-Sectors tends to be considerably more volatile than that of companies in more established sectors and industries.
     Each of the sectors that comprise the Eco-Sectors is susceptible to particular risks, including those described below. Companies in the EcoEnergy sector may be adversely affected by the increased use of, or decreases in prices for, oil and other fossil fuels. This risk may be particularly acute because oil prices are at historically high levels and may decline substantially and/or abruptly. Changes in energy conservation practices and the demand for renewable energy may also significantly impact the EcoEnergy sector. Companies in the Pollution Control sector are particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the Pollution Control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the Pollution Control sector. Companies in the Clean Water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the Clean Water sector.
     To the extent an Underlying Fund focuses its assets in the Eco-Sectors, it invests in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent an Underlying Fund focuses a significant portion of its assets in any particular industry within the Eco-Sectors, it is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry.
     An Underlying Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the Eco-Sectors to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.” To the extent an Underlying Fund invests in companies that derive substantial revenues from activities outside the Eco-Sectors, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

European Concentration Risk
When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.
Far Eastern (excluding Japan) Concentration Risk
A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.
Japanese Concentration Risk
An Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, an Underlying Fund invested in such securities could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.
PIMCO CommodityRealReturn Strategy Fund Risk
The PIMCO CommodityRealReturn Strategy Fund®, an Underlying Bond Fund in which each Fund may invest, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The PIMCO CommodityRealReturn Strategy Fund will also gain exposure indirectly to commodity markets by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the PIMCO CommodityRealReturn Strategy Fund organized under the laws of the Cayman Islands (“the Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective as the PIMCO CommodityRealReturn Strategy Fund. The Subsidiary may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions of the PIMCO CommodityRealReturn Strategy Fund.
     In order for the PIMCO CommodityRealReturn Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, it must derive at least 90 percent of its gross income each year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued revenue rulings to the effect, first, that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code, and subsequently, that it is possible that certain alternative investment instruments (including certain commodity index-linked notes) creating commodity exposure produce qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling in which the IRS specifically concluded that income derived from a fund’s investment in a foreign subsidiary that invests in commodity-linked derivatives will also constitute qualifying income.
     Based on such rulings, the PIMCO CommodityRealReturn Strategy Fund seeks to gain exposure to the commodity markets through investments in commodity index-linked notes and through investments in the Subsidiary, in which the PIMCO CommodityRealReturn Strategy Fund may invest no more than 25% of the value of its total assets. The PIMCO CommodityRealReturn Strategy Fund’s intention of qualifying as a regulated investment company may limit the variety and/or terms of the commodity index-linked notes in which that Fund may invest. The PIMCO CommodityRealReturn Strategy Fund’s investment in commodity-linked swaps and other commodity-linked derivatives may also be limited by that Fund’s intention of qualifying as a regulated investment company.

     The use of commodity index-linked notes involves specific risks. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the PIMCO CommodityRealReturn Strategy Fund economically to movements in commodity prices. These notes are also subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the PIMCO CommodityRealReturn Strategy Fund may receive more or less principal than it originally invested. The PIMCO CommodityRealReturn Strategy Fund may receive interest payments on the note that are more or less than the stated coupon interest payments. The PIMCO CommodityRealReturn Strategy Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and alternative structures within the PIMCO CommodityRealReturn Strategy Fund to gain exposure to commodity markets in a way consistent with maintaining that Fund’s status as a regulated investment company under Subchapter M of the Code.
Water-Related Risk
An Underlying Fund, RCM Global Water Fund, focuses its investments in companies that are substantially engaged in water-related activities. Events or factors affecting the sector consisting of companies engaged in such activities (the “water-related resource sector”) will have a greater effect on, and may more adversely affect, the Underlying Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries.
     Companies in the water-related resource sector may be significantly affected by events relating to international political and economic developments, water conservation, the success of exploration projects, commodity prices and tax and other government regulations. There are substantial differences between the water-related, environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the water-related resource sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector.
     Companies in the water-related resource sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ ability to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for certain products and services provided by companies in the water-related resource sector.
     While the water-related resource sector includes established and mature companies, portions of the sector are newly developing and strongly influenced by technological changes. The sector can be significantly affected by the level and volatility of technological change in industries focusing on the quality or availability of or demand for potable and non-potable water. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the sector that are focused on developing newer technologies may not result in viable commercial products, and such companies in the sector typically bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Many companies in the sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the value of investments in companies in the water-related resource sector tends to be considerably more volatile than that of companies in more established sectors and industries.
     Underlying Funds that focus on the water-related resource sector invest in companies that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to various events and other factors. To the extent it focuses a significant portion of its assets in any particular industry within the water-related resource sector, the Underlying Fund is further subject to focused investment risk and is more susceptible to events or factors affecting companies in that particular industry. See “Focused Investment Risk.”
     The Underlying Fund may also have focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region. Prolonged drought, floods, weather, disease and other natural disasters, as well as war and political instability, may significantly reduce the ability of companies in the water-related resource sector to maintain or expand their operations or their marketing efforts in affected countries or geographic regions. See “Non-U.S. Investment Risk” and “Emerging Markets Risk.”
     To the extent the Underlying Fund invests in companies that derive substantial revenues from activities outside the water-related resource sector, those investments may be significantly affected by developments in other industries in which such companies are active. See “Equity Securities Risk” and “Market Risk.”

AGIC Convertible Fund			Ticker Symbols:

Investment Objective
Principal Investments and Strategies	Seeks maximum total	Fund Focus	Approximate Primary
	return, consisting of capital appreciation and current income Fund Category Convertible Securities	Convertible securities Approximate Number of Holdings 70-100	Capitalization All capitalizations Dividend Frequency Quarterly
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in convertible securities, which include, but are not limited to, corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) equity securities or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies. The Fund may also invest up to 20% of its net assets in nonconvertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality). The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities. Effective August 25, 2010, the Fund changed its name from “Allianz NACM Convertible Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of convertible securities issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum fundamental metrics and exhibit the highest visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes.
     The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The portfolio managers seek to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):
•	Market Risk

•	Issuer Risk

•	Convertible Securities Risk

•	Interest Rate Risk

•	Credit Risk

•	Call Risk

•	Equity Securities Risk

•	High Yield Risk

•	Liquidity Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

AGIC U.S. Emerging Growth Fund			Ticker Symbols:
AEMIX (Inst. Class)
Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Smaller capitalization common stocks	Approximate Primary Capitalization Range Similar to Russell 2000 Growth Index
	Fund Category Growth Stocks	Approximate Number of Holdings 130-170	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with a market capitalization similar to the Russell 2000 Growth Index (between $39 million and $2.5 billion as of June 30, 2010). The Fund may invest in initial public offerings (IPOs). Effective August 25, 2010, the Fund changed its name from “Allianz NACM Emerging Growth Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser. Following this it was named “Allianz AGIC Emerging Growth Fund” until recently changing to its current name.
     The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will not be short-lived but rather a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially changes or a more attractive total return candidate is identified. The Fund may have a high portfolio turnover rate, which may be up to 200% or more.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

AGIC Emerging Markets Opportunities Fund	Ticker Symbols:
AOTIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an emerging market as defined by MSCI, traded on an exchange in an emerging market as defined by MSCI or if it has exposure to an emerging market as defined by MSCI. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its net assets in securities of U.S. companies. Effective August 25, 2010, the Fund changed its name from “Allianz NACM Emerging Markets Opportunities Fund” in connection with the Fund’s previous subadviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers use a quantitative process to make individual security, industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

Allianz AGIC Global Managed Volatility Fund	Ticker Symbols:
AVYIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Global All Cap Equity Securities Approximate Number of Holdings 60-80 Issuers	Approximate Primary Capitalization Range Same as the MSCI World Index Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by creating a portfolio of global equities that manages overall portfolio volatility. The Fund normally invests primarily in equity securities of companies located both in the U.S. and outside of the U.S., and will not invest more than 50% of its net assets in companies within any single country (including the U.S.). The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs). The Fund will normally focus its investments in developed countries, but reserves the flexibility to invest in emerging market securities as well.
     The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively managed security selection process to make individual security and sector selection decisions. Under AGICs managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or “beta”), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to country, sector, capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative outperformance (or “alpha”). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.
     The Fund may have a high portfolio turnover rate, which may be in excess of 100%.
     In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Turnover Risk
Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Allianz AGIC Focused Opportunity Fund	Ticker Symbols:
AFOIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Small- to mid-capitalization common stocks Approximate Number of Holdings 30-60	Approximate Primary Capitalization Range $500 million to $15 billion Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations typically between $500 million and $15 billion. The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio managers search for companies that they believe have sustainable growth, reasonable valuation, potential earnings surprise and an acceptable cash flow. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio managers generate investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine whether the security is reasonably priced with respect to its peer group on a historical and current basis. Fundamental research is then conducted, focusing on a review of financial statements and third-party research. The portfolio managers may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. The portfolio managers determine relative position sizes for the Fund’s holdings based upon potential upside performance, downside risk, sector exposure and overall conviction in the company. The portfolio managers may sell a security for a variety of reasons, including poor performance of the holding, negative changes in fundamentals of management, attainment of the price target established for the security, or when an alternative investment opportunity is deemed more attractive. The portfolio managers seek to diversify the portfolio among different industries, sectors, market capitalizations and growth characteristics.
The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has the ability to invest in futures contracts, forward foreign currency contracts, and options to hedge portfolio holdings or an underweighting relative to the Fund’s Index. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.
In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.
Principal Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Focused Investment Risk

•	IPO Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

AGIC Global Fund	Ticker Symbols:
NGOIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry. Effective August 25, 2010, the Fund changed its name from “Allianz NACM Global Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per-share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.
     The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk
•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AGIC Growth Fund	Ticker Symbols:
PGFIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. Effective August 25, 2010, the Fund changed its name from “Allianz OCC Growth Fund” in connection with the Fund’s previous sub-adviser, Oppenheimer Capital LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a security if the portfolio managers believe that the company’s fundamentals have deteriorated or an alternative investment is more attractive.
     In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Currency Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

AGIC High Yield Bond Fund	Ticker Symbols:
AYBIX (Inst. Class)

	Investment Objective	Fund Focus	Credit Quality
Principal Investments and Strategies	Seeks a high level of current income and capital growth Fund Category Fixed Income Securities	Higher yielding fixed income securities Approximate Number of Holdings 80-120	Minimum 80% of assets below rated Ba/BB or below Dividend Frequency Monthly
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (“junk bonds”), which are fixed income securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality). The Fund’s fixed income securities may be fixed-, variable- or floating-rate. The Fund invests across the entire range of maturities of high yield securities.
     The portfolio managers follow a disciplined, fundamental bottom-up research process, which facilitates the early identification of high yield issuers demonstrating their ability to improve their fundamental characteristics. The portfolio managers select issuers that exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance. The portfolio managers look for the following in its high yield investment candidates: ability to exceed market expectations of operating earnings; the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; and the potential to be recognized as an acquisition candidate. The fundamental research process generally includes: breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in credit fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Interest Rate Risk

•	High Yield Securities Risk

•	Credit Risk

•	Liquidity Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

AGIC Income & Growth Fund	Ticker Symbols:
AZNIX (Institutional Class)

Principal Investments and Strategies	Investment Objective Seeks total return comprised of current income, current gains and capital appreciation Fund Category Income & Equity	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100-300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Monthly
The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging market securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more. Effective August 25, 2010, the Fund changed its name from “Allianz NACM Income & Growth Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security’s characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market and other conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.
     Under normal market and other conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below in this section and further under “Investment Objectives and

Policies— Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.
     Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.
     The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). The Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.
     The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s Option Strategy could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to shareholders, than it otherwise would in the absence of such strategy. The Fund’s Option Strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates).
     The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	High Yield Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Derivatives Risk

•	Convertible Securities Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Interest Rate Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

AGIC International Managed Volatility Fund	Ticker Symbols:

NAISX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund.” The portfolio managers use a quantitative process to make individual security and industry sector and country selection decisions and to integrate those decisions.
     The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AGIC International Growth Fund	Ticker Symbols:
AILIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Growth Stocks	Fund Focus Equity securities of non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies located in countries outside of the United States with above-average earnings growth and positioned in what the portfolio managers consider strong growth areas. The Fund normally invests at least 75% of its assets in equity securities. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside of the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its investments in developed non-U.S. countries, but reserves the flexibility to invest in emerging market securities as well. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs). Effective August 25, 2010, the Fund changed its name from “Allianz NACM International Growth Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes, or when a more attractive investment candidate is available. The Fund may have a high portfolio turnover rate, which may be up to 100% or more.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to use forward foreign currency contracts for the purpose of managing its exposure to currency risk. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

AGIC International Growth Opportunities Fund	Ticker Symbols:
ALOIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Growth Stocks	Fund Focus Equity securities of smaller non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies with smaller market capitalizations and with above-average earnings growth that, in the opinion of the portfolio managers, are positioned in strong growth areas, offer sustainable advantages through positive issuer-specific developments and provide timely investment opportunities that are not yet fully reflected in market prices. The Fund normally invests at least 75% of its net assets in common stock. The Fund intends to allocate its investments among a number of different countries, ordinarily in more than 10 countries outside the United States, and will normally invest at least 80% of its assets in non-U.S. securities. The Fund will normally focus its non-U.S. investments in developed countries, but reserves the flexibility to invest in emerging market securities as well. The Fund currently considers companies with smaller market capitalizations to be those with market capitalizations below $5 billion, though the Fund may invest in companies of any size. The Fund may invest in initial public offerings (IPOs). Effective August 25, 2010, the Fund changed its name from “Allianz NACM International Growth Opportunities Fund” in connection with the Fund’s previous sub-adviser, Nicholas- Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers focus on a bottom-up, growth-oriented analysis of the financial conditions and competitiveness of individual companies worldwide, and allocate the Fund’s assets among countries that they expect to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially changes or a more attractive total return candidate is identified. The Fund may have a high portfolio turnover rate, which may be up to 100% or more.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AGIC Micro Cap Fund	Ticker Symbols:
AMCIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Micro-capitalization common stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range Similar to Russell MicroCap Growth Index Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of micro-cap companies. The Fund currently defines micro-cap companies as those with market capitalizations comparable to companies included in the Russell Microcap Growth Index (between $8 million and $647 million as of June 30, 2010). The Fund may invest in initial public offerings (IPOs). Effective August 25, 2010, the Fund changed its name from “Allianz NACM Micro Cap Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will not be short-lived but rather a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially changes or a more attractive total return candidate is identified. The Fund may have a high portfolio turnover rate, which may be up to 200% or more.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AGIC Opportunity Fund	Ticker Symbols:
POFIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; No consideration is given to income Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70-110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion. Effective August 25, 2010, the Fund changed its name from “Allianz OCC Opportunity Fund” in connection with the Fund’s previous subadviser, Oppenheimer Capital LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio managers search for nonconsensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio managers generate investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio managers determine the position size based upon potential upside performance, downside risk and overall conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio managers may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a security when an alternative investment opportunity is deemed more attractive. The portfolio managers seek to diversify the portfolio among different industries.
     The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Focused Investment Risk

•	IPO Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

AGIC Pacific Rim Fund	Ticker Symbols:
NAPRX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75-125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets that are, in the opinion of the portfolio manager, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. Effective August 25, 2010, the Fund changed its name from “Allianz NACM Pacific Rim Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio manager currently considers the Pacific Rim to include: Australia, China, Hong Kong, countries of the Indian subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio manager allocates the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio manager believes there is potential for above-average growth of capital.
     In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio manager believes will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AGIC U.S. Managed Volatility Fund	Ticker Symbols:
NGFIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus U.S. Large-Cap equity securities Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Same as the Russell 1000 Index Dividend Frequency At least annually
     The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011, the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.
     The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. The portfolio management team believes that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing total volatility as measured by the standard deviation of returns The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With the additional input from the team’s stock selection model, the team then builds a portfolio of U.S. stocks. The final portfolio’s holdings reflect a careful consideration of both the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio overall.
     The Fund may have a high portfolio turnover rate, which may be up to 100% or more.
     In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

AGIC Ultra Micro Cap Fund	Ticker Symbols:
AUMIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum	Fund Focus Ultra	Approximate Primary Capitalization Range
	long-term capital appreciation Fund Category Growth Stocks	micro-capitalization common stocks Approximate Number of Holdings 80-120	Less than weighted average of Russell MicroCap Growth Index Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than the weighted average of the Russell Micro Cap Growth Index ($258 million as of June 30, 2010). The Fund may invest in initial public offerings (IPOs). Effective August 25, 2010, the Fund changed its name from “Allianz NACM Ultra Micro Cap Fund” in connection with the Fund’s previous sub-adviser, Nicholas-Applegate Capital Management LLC, transferring its advisory business to the Fund’s current sub-adviser.
     The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will not be short-lived but rather a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially changes or a more attractive total return candidate is identified. The Fund may have a high portfolio turnover rate, which may be up to 200% or more.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

Ticker Symbols:
AZFIX (Inst. Class)
Allianz F&T Behavioral Advantage Large Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend stocks	Fund Focus Large capitalization U.S. common stocks Approximate Number of Holdings 510 Issuers	Approximate Primary Capitalization Range Large-Capitalization (in the top 1,000 U.S. stocks based on market capitalization) Dividend Frequency At least annually
The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization companies based in the U.S. For purposes of this policy, the Fund currently considers a company to be a large capitalization U.S.-based company if it is in the top 1,000 largest U.S.-based companies ranked by market capitalization (i.e., market capitalization of between $2 billion and $406 billion as of December 31, 2011). As the portfolio managers’ initial investment universe generally consists of stocks of the top 1,500 companies ranked by market capitalization based in the U.S., a portion (though typically less than 20%) of the Fund’s assets will be invested in companies ranked between the 1,001st and the 1,500th largest by market capitalization (i.e., between $774 million and $1.7 billion as of December 31, 2011). The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., or it derives the majority of its revenue from the U.S.
     The Fund seeks to achieve its investment objective by building a diversified portfolio of large capitalization U.S. stocks in a disciplined process that applies Fuller & Thaler’s proprietary research into stock market movements and behavioral finance. This proprietary research seeks to assess the extent to which investors may be over- or under-reacting to information that is, or is perceived as, important to the market price of publicly traded stocks. The portfolio managers seek to exploit behavioral biases on the part of investors that may cause the market to under-react to new, positive information concerning a company or, conversely, to over-react to negative information. The portfolio managers believe that mispricing opportunities exist due to persistent behavioral biases that exist in the way investors form expectations about the future outlook for individual stocks.
     The portfolio managers apply a bottom-up investment process, beginning with a universe of the largest approximately 1,500 stocks of companies based in the U.S., and selecting approximately 500 stocks based on selected fundamental factors and evidence that suggests which stocks are likely to be mispriced due to over- or under-reaction by investors to information that is, or is perceived as, important to the market price, as well as the application of proprietary mathematical techniques to estimate the degree to which individual stocks may be mispriced due to investor behavioral biases. The portfolio managers then review the portfolio’s characteristics relative to its benchmark, which is currently the S&P 500 Index. Thus the portfolio managers begin with a passive strategy of fundamental weightings and overlay an active strategy based around behavioral weighting adjustments, which they believe results in a blended strategy that combines advantages for both passive and active management.
The Fund may also invest a portion of its assets in real estate investment trusts (REITs).
     The Fund may utilize unleveraged stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT Risk

•	Turnover Risk

•	Non-US Investment Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

NFJ All-Cap Value Fund	Ticker Symbols:
PNFIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT Risk

•	Turnover Risk

NFJ International Small-Cap Value Fund	Ticker Symbols:
AJVIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Value Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with small capitalizations Approximate Number of Holdings 125-200	Approximate Primary Capitalization Range Between $500 million and $5 billion Dividend Frequency Annually
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in common stocks and equity securities of non-U.S. companies. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).
     The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments, it may do so at any time.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks):

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Liquidity Risk

•	Focused Investment Risk

•	IPO Risk

•	Management Risk

•	REIT Risk

•	Turnover Risk

Allianz NFJ International Value II Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 75-125 Issuers	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs). The Fund normally will invest in securities of companies located in at least three countries, which may include the United States.
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry to identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

NFJ Dividend Value Fund	Ticker Symbols:
NFJEX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $3.5 billion Dividend Frequency Quarterly
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal market and other conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment

•	REIT Risk

•	Turnover Risk

NFJ Global Dividend Value Fund	Ticker Symbols:
ANUIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Global Stocks	Fund Focus Income-producing common stocks of U.S. and non-U.S. companies with potential for capital appreciation Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range In excess of $1 billion Dividend Frequency Quarterly
The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S. and non-U.S. companies with market capitalizations in excess of $1 billion. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. The Fund will, under normal circumstances, invest at least 40% of its total assets in non-U.S. securities and at least 25% of its total assets in U.S. securities, and will allocate its investments among securities of issuers in at least three different countries (including the United States). The Fund will normally invest no more than 30% of its total assets in emerging market securities. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).
     In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe of U.S. and non-U.S. companies. The portfolio managers classify the Fund’s selection universe by industry (without regard to geographic concentration) in order to determine potential holdings for the Fund representing a broad range of industry groups. Within each industry group, the portfolio managers further narrow the universe by analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow) and price momentum (i.e., changes in stock price relative to changes in overall market prices). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	REIT Risk

•	Turnover Risk

NFJ International Value Fund	Ticker Symbols: ANJIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly
The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

NFJ Large-Cap Value Fund	Ticker Symbols:
ANVIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued large capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 300th largest company represented in the Russell 1000 Index

Dividend Frequency Quarterly
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $8.2 billion as of June 30, 2010). The Fund may invest in real estate investment trusts (REITs) and normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends).
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	REIT Risk

•	Turnover Risk

NFJ Small-Cap Value Fund	Ticker Symbols:
PSVIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued security in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT Risk

•	Turnover Risk

NFJ Mid-Cap Value Fund	Ticker Symbols:
PRNIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium capitalization common stocks Approximate Number of Holdings 90-110	Approximate Primary Between $2 billion and $17.5 billion Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from “Allianz NFJ Renaissance Fund” to “Allianz NFJ Mid-Cap Value Fund” and, consistent with the type of investments suggested by the Fund’s name, adopted the 80% test referred to above.
     The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.
     The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).
     In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	REIT Risk

•	Turnover Risk

RCM All Alpha Fund	Ticker Symbols:

Principal	Investment Objective	Fund Focus	Approximate Primary
Investments and Strategies	Seeks maximum total return while minimizing effect of market volatility Fund Category Equity Long-Short (Alternative)	Market-neutral alternative investment strategies Approximate Number of Holdings 80-140 long positions 60-100 short positions	Capitalization Range All capitalizations Dividend Frequency At least annually
     The Fund seeks to maximize “alpha,” or total return (consisting of capital appreciation and current income) regardless of general market movements, while neutralizing the effect of market volatility. The Fund seeks to achieve this objective using a “multi-strategy” structure, under which the portfolio managers allocate Fund assets among several different investment strategies, each of which generally mirrors one or more advisory accounts separately managed or offered by the Fund’s Sub-Adviser or its affiliates (each a “Strategy”). Some or all of the Strategies may themselves seek to maximize “alpha,” though within a more limited investment universe, such as geographical area or industry sector. The Fund’s portfolio managers select Strategies they consider desirable for inclusion in the Fund’s investment program, and use quantitative tools to adjust the specific Strategy holdings in an attempt to achieve the overall desired volatility/return characteristics. Based on these quantitative tools, the limits imposed by the Investment Company Act of 1940 (the “1940 Act”), the portfolio managers’ investment discretion and other considerations, the Fund then makes direct investments in securities and other instruments. The Fund also employs a currency overlay strategy either to seek enhanced returns from exchange rate movements separately from other investment decisions, or for hedging purposes.
     The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of issuers in the U.S., non-U.S. developed countries and emerging markets non-U.S. securities. The Fund’s investments may include large, intermediate and small capitalization companies, and the Fund may invest in both growth-style and value-style companies. The Fund’s equity investments will include both long and short positions in equity securities and securities with equity-like characteristics. The Fund will generally seek to balance its long and short positions in an effort to neutralize the effects on Fund performance resulting from general stock market movements or sector swings. As required under Investment Company Act of 1940, as amended, the Fund will segregate assets determined to be liquid by the Manager or Sub-Adviser in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under short sale transactions. The Fund will typically take short positions where it does not own the security sold short or have the immediate right to acquire the security at no cost (i.e., the fund will not sell short “against the box”). The Fund may also use futures to obtain the desired short exposure in the portfolio managers’ discretion.
     The Fund may also invest in warrants, convertible securities and exchange-traded funds (ETFs). The Fund’s equity investments may include initial public offerings (IPOs).
     The first step in the Fund’s investment process is the identification and vetting of Strategies for inclusion in the Fund’s investment program. The portfolio managers apply rigorous criteria in evaluating Strategies for possible inclusion. In addition, the portfolio managers will seek to select Strategies they consider have demonstrated (i) a likelihood of achieving an information ratio (i.e., a risk-adjusted measure of returns attributable to active management) greater than 1.00; (ii) strong risk controls and consistency of performance; and (iii) stability in the portfolio management team within the Sub-Adviser that is responsible for the Strategy.
     The Fund does not invest directly in any private fund managed pursuant to a Strategy, nor are Fund assets placed under the direct supervision of any Strategy’s portfolio management team within the Sub-Adviser. Instead, in the second step of the Fund’s investment process, the individual holdings of the included Strategies are analyzed using specialized quantitative tools. These tools screen out any illiquid securities held by the Strategy portfolios and facilitate the integration of the holdings of several Strategies within the Fund’s portfolio in an effort to minimize correlation with market movements, style tilts, and sensitivity to changes in interest rates and other external variables.

     The portfolio managers expect to reallocate the Fund’s assets frequently based on changes in Strategy portfolios, ongoing analyses of portfolio characteristics and other considerations. As such, the Fund may have a high portfolio turnover rate, which may be 600% or more.
     In addition, the Fund pursues a currency overlay strategy overseen by dedicated RCM personnel. This overlay strategy is intended to permit the Fund’s exposure to foreign currency movements to be adjusted independently of the Fund’s other investment actions to seek enhanced returns though it may also be used to hedge foreign currency exposure. The Fund’s investments will reflect the style, focus and other characteristics of the individual Strategies among which the Fund’s assets are allocated. Strategies currently expected to be included in the Fund’s investment program include those focused on investments in such geographies as China and Europe and such industry sectors as healthcare and technology. However, Strategies may be added or removed at any time in the portfolio managers’ discretion. The Fund will not necessarily allocate assets to every Strategy at any particular time. The Fund may allocate assets to a small number, or even one, of the Strategies. None of the Strategies are offered for direct investment in this prospectus.
     In addition to the use of foreign currency exchange contracts pursuant to its currency overlay strategy, the Fund may utilize options, stock index futures contracts, other futures and forward contracts, warrants, swap agreements and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
     Because obtaining short exposure to securities is an important component of the Fund’s investment strategy, the Fund will incur certain expenses with respect to securities sold short, including substitute dividend expense. The level of this expense will vary based on, among other factors, the extent of the Fund’s short positions, the dividends paid with respect to securities sold short, and the timing of the Fund’s short sale transactions, each of which will vary over time and from time to time. Dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Estimates of these expenses are included in “Other Expenses” in the Fund’s Annual Fund Operating Expenses table in the Fund Summary under “Fees and Expenses of the Fund.”
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):
•	Allocation Risk

•	Underlying Strategy Risk

•	Issuer Risk

•	Equity Securities Risk Risk

•	Short Selling Risk

•	Currency Risk

•	Turnover Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment

•	Smaller Company Risk

RCM China Equity Fund	Ticker Symbols:
ALQIX (Inst. Class)

Principal	Investment Objective	Fund Focus	Approximate Primary
Investments and Strategies	Seeks long-term capital appreciation Fund Category International Stocks	Equity securities of Chinese companies Approximate Number of Holdings 25-45	Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Chinese companies. The portfolio managers consider “Chinese companies” as those companies that (i) are incorporated in Mainland China, (ii) derive at least 50% of their revenue or profits from business activities in Mainland China, or (iii) maintain at least 50% of their assets in Mainland China. Under normal circumstances, the Fund will invest primarily in Chinese companies that are incorporated in Mainland China and listed on the Hong Kong Stock Exchange (commonly referred to as “H-shares”) or those that are incorporated internationally and listed on the Hong Kong Stock Exchange (commonly referred to as “Red-chips”). Under normal circumstances, no more than 20% of the Fund’s assets will ordinarily be invested in Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges as A-shares (which are denominated in Renminbi, Mainland China’s currency) or B-shares (which are denominated in the United States dollar and Hong Kong dollar). The Fund may invest in securities of companies with any size market capitalization, including small- and medium-capitalization companies. The Fund may also invest its assets in securities issued in initial public offerings (IPOs).
     In selecting investments for the Fund, the portfolio managers use a disciplined, bottom-up security selection methodology in an attempt to enhance returns for the portfolio. The objective is to identify investment opportunities among large, medium and small capitalization companies that have attractive risk-return profiles based on fundamental analysis and, when necessary, supported by GrassrootsSM Research, as described below. The portfolio managers focus on growth securities that they believe are trading at reasonable valuations, securities with positive transformations (e.g., re-ratings, or earning surprises) and securities that they believe have turn-around potential. Other characteristics that may be considered during the security selection process include an issuer’s: growing consumer affluence and brand-building; growing cross-straits ties between the People’s Republic of China and Taiwan; potential as beneficiary of Government fiscal stimuli; and rising potential as an industry leader with international competitiveness. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.
     In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
     The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	China Related Risk

•	Non-U.S. Investment Risk

•	Focused Investment Risk

•	Emerging Markets Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	PO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

RCM Disciplined Equity Fund	Ticker Symbols:
ARDIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Equity securities of U.S. companies Approximate Number of Holdings 40-80	Approximate Primary Capitalization Range Greater than $1.5 billion Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund will invest primarily in U.S. companies with market capitalizations of at least $1.5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in any one non-U.S. country or 10% in emerging market securities). The Fund may invest in initial public offerings (IPOs).
In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.
The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Turnover Risk

RCM Global Commodity Equity Fund	Ticker Symbols:
RGLIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25-75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States.
The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.
The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.
The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

RCM Global Small-Cap Fund	Ticker Symbols:
DGSCX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of smaller capitalization U.S. and non-U.S. issuers Approximate Number of Holdings 150-190	Approximate Primary Capitalization Range Weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index

Dividend Frequency
At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market and other conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).
     Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio managers believe are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.
     In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Non-U.S. Investment Risk

•	Emerging Markets Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Turnover Risk

RCM Global Water Fund	Ticker Symbols:
AWTIX (Inst. Class)

Principal	Investment Objective	Fund Focus	Approximate Primary
Investments and Strategies	Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Equity securities of water-related companies worldwide Approximate Number of Holdings 25-50	Capitalization Range All capitalizations Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the Palisades Water or Global Water Indices or the Janney Water Index (Composite), or that are substantially engaged in water-related activities. For purposes of the 80% test, the portfolio managers consider a company to be “substantially engaged” in water-related activities if it derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, such activities. The portfolio managers consider “water-related activities” as those commercial activities that relate to the quality or availability of or demand for potable and non-potable water and include but are not necessarily limited to the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the abovementioned activities. See “Summary of Principal Risks-Water-Related Risk” in this Prospectus. The Fund’s portfolio managers are not constrained by capitalization limitations. The Fund invests, under normal circumstances, at least 40% of its total assets in non-U.S. securities, and allocates its investments among securities of issuers in at least eight different countries (including the United States). The Fund may invest in emerging market securities. The Fund may also purchase securities in initial public offerings (IPOs).
In making investment decisions for the Fund, the portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation. In selecting investments for the Fund, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. In analyzing specific companies for possible investment, the portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.
In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Focused Investment Risk

•	Water-Related Risk

•	Non-U.S. Investment Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Smaller Company Risk

•	Turnover Risk

RCM Large-Cap Growth Fund	Ticker Symbols: DRLCX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45-85	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.
In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.
In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.
The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to write (sell) put and call options on securities for hedging, risk management or other purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

RCM Mid-Cap Fund	Ticker Symbols:
DRMCX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization equity securities Approximate Number of Holdings 85-125	Approximate Primary Capitalization Range Same as Russell Midcap Growth Index Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. Under normal circumstances, the Fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities. The Fund may invest in securities issued in initial public offerings (IPOs).
In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.
In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.
The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Derivatives Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

Allianz RCM Redwood Fund	Ticker Symbols:

Principal Investments and Strategies	Investment Objective
Seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market

Fund Category
Equity Long-Short (Alternative)	Fund Focus U.S. equity and equity related instruments and derivatives Approximate Number of Holdings 40-80 Issuers	Approximate Primary Capitalization Range Mid- and Large-Capitalization (generally in excess of $2 billion) Dividend Frequency At least annually
The Fund seeks to achieve its objective under normal circumstances by primarily investing in in-the-money (ITM) buy-writes on U.S. equities and writing out-of-the-money put options on U.S. equities. Buy-writes represent the combination of a long equity position and the sale of a call option against that equity position. By investing in buy-writes that are significantly in-the-money, the Fund receives cash (the premium) from the purchaser of the option, which generally provides the Fund with a positive return unless the market price of the equity position underlying the option falls below the initial purchase price less the option premium collected.
     In selecting buy-write investments for the Fund, the portfolio managers use a combination of fundamental and quantitative methods. In analyzing specific buy-writes for possible investment, the portfolio managers ordinarily look for the following characteristics: protection down to a fundamentally derived estimate of “intrinsic value” as described below; attractive potential return relative to risk; and an appropriate correlation between the time to expiration and the estimate of intrinsic value. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
     Based on fundamental research, the portfolio managers estimate the potential downside volatility (the “intrinsic value” level) of each equity security under consideration for the Fund’s buy-write portfolio. The strike price of the call option(s) sold against that stock is usually set at or below the estimated intrinsic value level. Typically this means that the strike price may be significantly in-the-money at the time it is written, though the Fund will typically sell options with a variety of strike prices relative to current market prices of the underlying stocks. The time to expiration of the options that the Fund sells varies, depending on the characteristics of each particular buy-write. The ITM buy-write strategy seeks to generate gains from option premiums, while providing downside protection relative to its equity positions and generating overall portfolio volatility that is lower than the equity portfolio alone. However, there is no assurance that the ITM buy-write strategy will achieve its objectives. Because the Fund writes options on a substantial portion of its equity portfolio at prices that are often significantly in-the-money, the upside potential appreciation from the stock is limited.
     In addition to writing (selling) in-the-money call options on securities held in its equity portfolio, the Fund may, to a lesser extent, write (sell) in-the-money call options on equity indexes and/or exchange traded funds. With respect to any long equity position held by the Fund, the Fund may write call options on a greater or lesser number of shares than it holds. To the extent that call options are written on greater than 100% of the position, this would represent naked call option exposure, which would be subject to the requirements for segregating liquid assets or entering into offsetting positions as described below. The fund may also sell naked out-of-the money puts to achieve the same goals as a buy-write. When writing out-of-the-money put options, the Fund typically sets the strike price at or below the estimated intrinsic value level of the securities on which the options are written. The Fund’s written put options will be “naked” because the Fund will not hold a covering short position in the underlying security during the term of the option. The issuers of equity securities purchased by the Fund may be of any market capitalization, though they will primarily have market capitalizations in excess of $2 billion. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. The Fund may maintain a portion of its assets in short-term fixed income securities, cash and cash equivalents. The Fund may invest in initial public offerings (IPOs). The Fund may also invest in exchange-traded funds and may write (sell) out-of-the-money puts.

Call options are contracts representing the right, but not the obligation, to purchase the underlying equity security or ETF or the cash value of the index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the prevailing interest rate, the estimated dividend stream, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to purchase the underlying security from the Fund at the strike price or, in the case of a cash-settled option, any amount by which the underlying security or ETF or the cash value of the applicable index exceeds the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium. The Fund would only retain the risk of loss should the price of the underlying security, ETF or index decline to below its purchase price less the premium paid.
The Fund will primarily write call options on individual securities where those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund also expects, from time to time, to write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options). With respect to naked call options and naked put options and options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to the collateral required by the Chicago Board Options Exchange and in compliance with the collateral requirements of the 1940 Act under the contract or by entering into offsetting positions. The Fund primarily will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s strategy of writing call options could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to shareholders, than it otherwise would in the absence of such strategy. The ITM buy-write strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates). The portfolio managers may consider exiting or reducing a buy-write position when any of the factors leading to the investment materially change or when a more attractive candidate is identified and as necessary for redemption purposes.
In addition to the use of written option contracts under its ITM buy-write strategy, the Fund may utilize foreign currency exchange contracts, other options, stock index futures contracts, other futures and forward contracts, swap agreements, variance swaps, convertibles and reverse convertibles and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.
Principal Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Derivatives Risk

•	Credit Risk

•	Currency Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

Ticker Symbols: ASHIX (Inst. Class)

Allianz RCM Short Duration High Income Fund

Principal Investments and Strategies	Investment Objective Seeks a high level of current income Fund Category Fixed Income Securities	Fund Focus High Yield Bonds and Bank Loans Approximate Number of Holdings 50 Issuers	Credit Quality Minimum 80% of assets rated Ba/BB or below Dividend Frequency Monthly
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade (rated Ba or below by Moody’s or BB or below by S&P or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality), while maintaining an average duration of less than three years and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Fund and can be used by the portfolio managers as a measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.
     Under normal circumstances, the Fund may invest up to 20% of its assets in bank loans and non-U.S. securities, including emerging market securities.
     The Fund invests in high yield securities and bank loans, collecting coupons, and protecting from adverse market conditions, with incremental benefit from capital preservation. The Fund will invest less than 10% of its net assets in securities rated CCC or below by Standard and Poor’s.
     The portfolio managers utilize a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the portfolio managers identify bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit quality and the relative value in relation to the high yield market. The portfolio managers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.
     Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):
•	Fixed Income Risk

•	High Yield Securities Risk

•	Market Risk

•	Emerging Markets Risk

•	Issuer Risk

•	Interest Rate Risk

•	Credit Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

RCM Focused Growth Fund	Ticker Symbols:
ANRIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large Capitalization equity securities Approximate Number of Holdings 25-50	Approximate Primary Capitalization Range $1 billion of more Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund’s portfolio managers are constrained to only including the 25 — 45 highest conviction large cap growth stocks covered by the research team. The securities in the Fund are believed by the portfolio managers to exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. Effective December 1, 2011, the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a change in the Fund’s investment strategy.
     In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.
     In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.
     The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Focused Investment Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Turnover Risk

RCM Technology Fund	Ticker Symbols:
DRGTX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30-120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Fund’s use of derivative instruments will often give rise to forms of leverage and could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund normally invests in companies organized or headquartered in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but under normal market and other conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).
     The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments.
     The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
     The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts, and may write call options on indices and exchanged-traded funds. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies-Derivative Instruments” in the Statement of Additional Information.

     The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):
•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Smaller Company Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Short Selling Risk

•	Turnover Risk

PIMCO Australia Bond Index Fund	Ticker Symbols:
AUD

Principal	Investment Objective	Fund Focus	Credit Quality
Investments and Strategies	Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Australia Bond IndexSM Fund Category Global	Approximate Number of Holdings 20-40	The securities comprising the Underlying Index have a below investment grade rating Dividend Frequency Monthly
     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofA Merrill Lynch Diversified Australia Bond IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2011 was 4.12 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
     The Underlying Index tracks the performance of large, Australian dollar (“AUD”)-denominated investment grade debt instruments publicly issued in the Australian domestic market, including sovereign, quasi-government, corporate, securitized and collateralized securities. As of September 30, 2011, there were 212 issues in the Underlying Index. Qualifying constituents must have an investment-grade rating (based on an average of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)), an investment grade country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings), at least one year remaining term to final maturity and a fixed coupon schedule. Callable perpetual securities qualify provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security.
     Qualifying Australian sovereign securities must have a minimum amount outstanding of AUD 1 billion. Both nominal and inflation-linked local currency Australia sovereign debt are included in the Underlying Index. Original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. Qualifying non-sovereign securities must have a minimum amount outstanding of AUD 500 million. Original issue zero coupon bonds, “global” securities (debt issued simultaneously in the eurobond and Australian domestic bond markets) and corporate pay-in-kind securities, including toggle notes, qualify for inclusion in the Underlying Index. Defaulted securities are excluded from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month.
     PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
     The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Australian Securities Risk

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Liquidity Risk

•	Issuer Risk

•	Derivatives Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Foreign (non-U.S.) Investment Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management and Tracking Error Risk

•	Indexing Risk

PIMCO Broad U.S. Treasury Index Fund	Ticker Symbols:
TRSY

Principal Investments and Strategies

Investment Objective	Underlying Index Duration
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Liquid US Treasury IndexSM	7.51 years
     The Fund (formerly named the PIMCO 15+ Year U.S. Treasury Index Fund) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofA Merrill Lynch Liquid US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2011 was 7.51 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
     The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury. As of September 30, 2011, there were 18 issues in the Underlying Index. The securities in the Underlying Index have a minimum $1 billion of outstanding face value, are fixed-rate and are non-convertible. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
     PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
     PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Liquidity Risk

•	Derivatives Risk

•	Leveraging Risk

•	Management and Tracking Error Risk

•	Indexing Risk

PIMCO Build America Bond Strategy Fund	Ticker Symbols:
BABZ

Principal Investments and Strategies	Investment Objective Seeks maximum income, consistent with preservation of capital Fund Category Municipal	Fund Focus Taxable municipal debt securities Approximate Number of Holdings 30-60	Credit Quality May invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. Dividend Frequency Monthly
     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in taxable municipal debt securities publicly issued under the Build America Bond program. The Build America Bond program was created as part of the American Recovery and Reinvestment Act of 2009 (the “Act”) and provided for the issuance of taxable municipal securities on which the issuer receives U.S. Government subsidies for the interest paid (“Build America Bonds”). Because the U.S. Congress has not extended the Build America Bond program, issuance of Build America Bonds ceased on December 31, 2010. The Build America Bonds outstanding as of December 31, 2010 will continue to be eligible for U.S. Government subsidies for the interest paid for the life of the Build America Bonds. There can be no assurance when or if the Build America Bond program will be reinstated in any form.
     The Fund invests in U.S. dollar-denominated Fixed Income Instruments that are primarily investment grade, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of The Barclays Capital Build America Bond Index, which as of September 30, 2011, was 12.81 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
     Municipal bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Unlike most municipal bonds, interest received on Build America Bonds is subject to federal and state income tax. The Fund may invest 25% or more of its total assets in bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs).

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Limited Issuance Risk

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management Risk

•	Municipal Project-Specific Risk

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbols:
PCRIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return consistent with prudent investment management	Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments Average Portfolio Duration < 10 years	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. “Real Return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.
The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by Pacific Investment Management Company LLC (“PIMCO”), and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.
The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5%(plus or minus) of the value of the Fund’s net assets.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.
The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by

Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30%of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales./
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwil1ing to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbols:
PCIMX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-7 years	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.
The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25%or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO California Short Duration Municipal Income Fund	Ticker Symbols:
PCDIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Short to intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration < 3 years	Caa to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.
The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated Caa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may bemire sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Ticker Symbols: CAD
PIMCO Canada Bond Index Fund

Principal Investments and Strategies	Investment Objective Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Canada Government Bond IndexSM

Fund Category
Global	Fund Focus Approximate Number of Holdings 20-40	Credit Quality Qualifying constituents must have an investment-grade rating Dividend Frequency Monthly
     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofA Merrill Lynch Diversified Canada Government Bond IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2011 was 8.93 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
     The Underlying Index tracks the performance of large, Canadian dollar (“CAD”)-denominated investment grade debt instruments publicly issued in the Canadian domestic market, Canadian sovereign and quasi-government. As of September 30, 2011, there were 334 issues in the Underlying Index. Qualifying constituents must have an investment-grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)), an investment grade country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings), at least one year remaining term to final maturity and a fixed coupon schedule.
     Qualifying Canadian sovereign securities must have a minimum amount outstanding of CAD 1 billion. Both nominal and inflation-linked local currency Canada sovereign debt are included in the Underlying Index. Original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. Qualifying quasi-government securities must have a minimum amount outstanding of CAD 200 million. Original issue zero coupon bonds and “global” securities (debt issued simultaneously in the eurobond and Canadian domestic bond markets) qualify for inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month.
     PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

     The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Canadian Securities Risk

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Liquidity Risk

•	Issuer Risk

•	Derivatives Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Foreign (non-U.S.) Investment Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management and Tracking Error Risk

•	Indexing Risk

PIMCO CommoditiesPLUSTM Strategy Fund	Ticker Symbols:
PCLIX
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management	Commodity-linked derivative instruments backed by an actively managed low volatility bond portfolio Average Portfolio Duration ≤ 1 year	Baa to Aaa; max 10% of total assets below A Dividend Frequency
The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.
The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund)may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5%(plus or minus) of the value of the Fund’s net assets.
The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.
The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 5% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Fund may purchase and sell securities on a when- issued, delayed delivery or forward commitment basis and may engage in short sales.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including correlation, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO CommoditiesPLUSTM Short Strategy Fund	Ticker Symbols:
PCPIX
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmark, consistent with prudent investment management	Commodity-linked derivative instruments backed by an actively managed low volatility bond portfolio Average Portfolio Duration ☐ 1 year	Baa to Aaa; max 10% of total assets below A Dividend Frequency
The Fund seeks to achieve its investment objective by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund’s net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long commodities positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC’s (“PIMCO”) active management, Fund fees and expenses and other factors discussed below. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.
The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of commodities positions are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts in which the Fund may choose to invest, will be taxable as long-term gains or losses.
The Fund will seek to gain short exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund)may invest without limitation in commodity-linked swap agreements and other commodity linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments inversely linked to certain commodity indices and instruments inversely linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify short exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the inverse returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its short exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser short exposure to that index than the value of the Fund’s net assets, or greater or lesser short exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional short exposure to one or more commodity indices within 5%(plus or minus) of the value of the Fund’s net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the inverse performance of commodity indices. These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.
Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.
The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest in investment grade securities that are rated at least Baa, including up to 10% of its total assets in securities rated below A, by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of July 31, 2010, was 0%. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods. Because the value of the Fund’s derivatives short positions move in the opposite direction from the value of the Index each day, for periods greater than one day, the effect of compounding may result in the performance of these derivatives positions, and the Fund’s performance attributable to those positions, to be either greater than or less than the inverse of the Index performance for such periods, and the extent of the variation could be substantial due to market volatility and other factors. In addition, the combination of income and capital gains or losses derived from the Fixed Income Instruments serving as cover for the Fund’s short positions, coupled with the ability of the Fund to reduce or limit short exposure, as described above, may result in an imperfect inverse correlation between the performance of the Index and the performance of the Fund. It is possible for the Fund to experience a negative return when the Index is declining, and vice versa. Further, there are a number of other reasons why changes in the value of derivatives positions may not correlate exactly (either positively or inversely)with an index or which may otherwise prevent a mutual fund or its positions from achieving such correlation.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of commodity-linked derivative instruments are rising and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including correlation, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not inversely correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions
Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Convertible Fund	Ticker Symbols:
PFCIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with prudent investment management	Convertible securities Average Portfolio Duration N/A	Max 20% of total assets below B Dividend Frequency Declared and distributed quarterly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include “synthetic” convertible securities. Synthetic convertible securities, which may be created by a third party or PIMCO Investment Management Company LLC (“PIMCO”), are instruments that combine (i) nonconvertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund
Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

PIMCO Emerging Markets Currency Fund	Ticker Symbols:
PLMIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries Average Portfolio Duration ≤ 7 years	Maximum 15% of total assets below B Dividend Frequency Declared daily and distributed monthly
Prior to April 16, 2011, the Fund was named the PIMCO Developing Local Markets Fund. .The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.
The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Diversified Income Fund	Ticker Symbols:
PDIIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with prudent investment management	Investment grade corporate, high yield and emerging market Fixed Income Instruments Average Portfolio Duration 3-8 years	Maximum 10% of total assets below B Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Emerging Local Bond Fund	Ticker Symbols:
PELBX (Inst. Class)
Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Fixed Income Instruments denominated in currencies of non-U.S. countries Average Portfolio Duration See description below	Credit Quality Maximum 15% of total assets below B Dividend Frequency Declared daily and distributed monthly
The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80%of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.
The Fund may invest without limit in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.
The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of June 30, 2010 was 4.37 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Emerging Markets Bond Fund	Ticker Symbols:
PEBIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Emerging market Fixed Income Instruments Average Portfolio Duration ≤ 8 years	Maximum 20% of total assets below B Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Emerging Markets Corporate Bond Fund	Ticker Symbols:
PEMIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Emerging Market and Infrastructure Fixed Income Instruments Average Portfolio Duration ≤ 10 years	Maximum 20% of total assets below Ba Dividend Frequency Declared daily and distributed monthly
Prior to June 8, 2011, the Fund was named the PIMCO Emerging Markets and Infrastructure Bond Fund. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting of Fixed Income Instruments that are economically tied to emerging market countries and Fixed Income Instruments that are issued by infrastructure entities, projects or assets, all of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Infrastructure entities are involved in the construction, operation, ownership or maintenance of physical structures, networks and other infrastructure assets that provide public services. Examples of infrastructure projects and assets include (i) transportation, such as roads, bridges, tunnels, railroads, mass transit systems, airports and seaports, (ii) public or private utilities, such as power generation facilities and transmission and distribution lines, water distribution facilities and sewage treatment plants, (iii) communication networks, such as broadcast, wireless and cable networks and transmission equipment, (iv) other public service assets, such as educational facilities, hospitals, stadiums and correctional facilities, (v) housing owned or subsidized by a government or agency, and (vi) developmental organizations or agencies focused on infrastructure development. The Fund may invest directly in physical infrastructure assets. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below Ba by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Infrastructure Risk: the risk that to the extent a Fund invests in infrastructure entities, projects and assets, the Fund may be sensitive to adverse economic, regulatory, political or other developments. Infrastructure entities may be subject to a variety of events that adversely affect their business or operations, including service interruption due to environmental damage, operational issues, access to and the cost of obtaining capital, and regulation by various governmental authorities
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	Ticker Symbols:
PEFIX
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmarks	Enhanced RAFITM Emerging Markets Fundamental Index derivatives backed by a portfolio of Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; max 10% of total assets below Baa Dividend Frequency
The Fund seeks to exceed the total return of the FTSE RAFI® Emerging Markets Index (the “Index”) and the MSCI Emerging Markets Index (the “Secondary Index”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Fundamental Index (“Enhanced RAFI EM”), an enhanced, performance recalibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Index, the Secondary Index and Enhanced RAFI EM are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund is normally expected to primarily use Enhanced RAFI EM derivatives in place of Enhanced RAFI EM stocks to attempt to equal or exceed the daily performance of the Index and the Secondary Index. The values of Enhanced RAFI EM derivatives closely track changes in the value of Enhanced RAFI EM. However, Enhanced RAFI EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates®, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of the Enhanced RAFI EM by, among other things, providing Pacific Investment Management Company LLC (“PIMCO”), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI EM for purposes of developing Enhanced RAFI EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
The Index consists of the largest constituent companies by fundamental accounting value which satisfy the Enhanced RAFI EM selection criteria. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization such as the Secondary Index, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI EM is a recalibrated version of the Index that may incorporate additional factors designed to improve performance and/or reduce volatility. Enhanced RAFI EM may include a broader array of stocks than the Index and may be further recalibrated to reflect price momentum in underlying stock prices. The Fund seeks to remain invested in Enhanced RAFI EM derivatives or Enhanced RAFI EM stocks even when Enhanced RAFI EM is declining. The Fund’s Secondary Index is a market capitalization weighted index that is designed to measure equity market performance of emerging markets.
The Fund typically will seek to gain exposure to Enhanced RAFI EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI EM derivatives by providing model portfolios of Enhanced RAFI EM securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on

Enhanced RAFI EM to the Fund. Because Enhanced RAFI EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI EM swaps, the Fund may invest in other derivative instruments, “baskets” of stocks, individual securities, and exchange traded funds to maintain emerging markets equity exposure.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Extended Duration Fund	Ticker Symbols:
PEDIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with prudent investment management	Long-term maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Citigroup Strips Index, 20+ Year Sub-Index, which as of June 30, 2010 was 27.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Floating Income Fund	Ticker Symbols:
PFIIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Maximum current yield consistent with prudent investment management	Variable and floating-rate Fixed Income Instruments and their economic equivalents Average Portfolio Duration ≤ 1 year	Caa to Aaa; maximum 10% of total assets below B Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).
The Fund may invest all of its assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PFORX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity hedged non-U.S. Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorganGBI Global ex-US Index Hedged in USD, which as of June 30, 2010 was 6.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is nondiversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols:
PFUIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity non-U.S. Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities.
Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-US FXNY Index Unhedged in USD, which as of June 30, 2010 was 6.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Fundamental Advantage Total Return Strategy Fund	Ticker Symbols:
PFATX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with prudent investment management	Long exposure to Enhanced RAFI® 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of Fixed Income Instruments
Average Collateral Fixed Income Duration
	See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index (the “S&P 500”), backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Enhanced RAFI® 1000 and the S&P 500 are further described below. The Fund’s strategy with respect to maintaining long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 can be characterized as “market neutral” because it seeks to maintain a low correlation to the fluctuation of the U.S. equity market as a whole while returning the relative appreciation (or depreciation) of Enhanced RAFI® 1000 over the S&P 500.
Enhanced RAFI® 1000 is a performance recalibrated version of the FTSE RAFI® 1000 Index, which is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, Enhanced RAFI® 1000 is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years), and may incorporate additional factors, including but not limited to the quality of corporate earnings, the risk of financial distress and the quality of corporate governance/accounting practices. Indexes based on market capitalization, including but not limited to the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Enhanced RAFI® 1000 seeks to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to maintain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 even when Enhanced RAFI® 1000 is underperforming relative to the S&P 500.
The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500. The Fund typically will seek to simultaneously gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500, each in an amount, under normal circumstances, approximately equal to the Fund’s net assets. While the Fund will, under normal circumstances, seek to maintain approximately equal value exposure in its long positions in Enhanced RAFI® 1000 and short positions in the S&P 500 in an effort to offset the effects on the Fund’s performance of general stock market movements, PIMCO may increase or decrease the Fund’s long exposure to Enhanced RAFI® 1000 or the Fund’s short exposure to the S&P 500 when PIMCO deems it appropriate to do so. Because Enhanced RAFI® 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or when PIMCO otherwise deems it appropriate to do so, the Fund may invest in, or take short positions in, other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI® 1000 relative to the S&P 500. The Fund also may invest in exchange traded funds.
The values of derivatives based on Enhanced RAFI® 1000 and the S&P 500 should closely track changes in the value of Enhanced RAFI® 1000 and the S&P 500. However, these derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI® 1000 by, among other things, providing Pacific Investment Management Company LLC (“PIMCO”), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI® 1000 for purposes of developing Enhanced RAFI® 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Barclays Capital U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar- denominated securities or currencies) to 20%of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Although the Fund seeks to protect against equity market risk arising from its long exposure to Enhanced RAFI® 1000 by maintaining short exposure to the S&P 500, under certain conditions, generally in a market where Enhanced RAFI® 1000 underperforms relative to the S&P 500 and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Fundamental IndexPLUSTM TR Fund	Ticker Symbols:
PXTIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the FTSE RAFI® 1000 Index	Enhanced RAFI® 1000 derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of the FTSE RAFI® 1000 Index (the “Index”) by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI® 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Index and Enhanced RAFI® 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI® 1000 derivatives in addition to or in place of Enhanced RAFI® 1000 stocks to attempt to equal or exceed the daily performance of the Index. The values of Enhanced RAFI® 1000 derivatives should closely track changes in the value of Enhanced RAFI® 1000. However, Enhanced RAFI® 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI® 1000 by, among other things, providing PIMCO, or counterparties designated by Pacific Investment Management Company LLC (“PIMCO”), with model portfolio reflecting the composition of Enhanced RAFI® 1000 for purposes of developing Enhanced RAFI® 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company’s annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI® 1000 is a performance recalibrated version of the Index that incorporates additional factors including, but not limited to, the quality of corporate earnings, the risk of financial distress, and the quality of corporate governance/accounting practices, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI® 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI® 1000 derivatives or Enhanced RAFI® 1000 stocks even when Enhanced RAFI® 1000 is declining.
The Fund typically will seek to gain exposure to Enhanced RAFI® 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI® 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI® 1000 derivatives by providing model portfolios of Enhanced RAFI® 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI® 1000 to the Fund. Because Enhanced RAFI® 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI® 1000.

Though the Fund does not normally invest directly in Enhanced RAFI® 1000 securities, when Enhanced RAFI® 1000 derivatives appear to be overvalued relative to Enhanced RAFI® 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI® 1000 stocks. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI® 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI® 1000 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Germany Bond Index Fund	Ticker Symbols: BUND

Principal	Investment Objective	Fund Focus	Credit Quality
Investments and Strategies	Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Germany Bond IndexSM Fund Category Global	Approximate Number of Holdings 40-60	Qualifying constituents must be an obligation of a German entity with an investment-grade rating Dividend Frequency Monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofA Merrill Lynch Diversified Germany Bond IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2011 was 4.12 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index tracks the performance of large, Euro (“EUR”)-denominated investment grade debt instruments of German issuers publicly issued in the eurobond or Euro member domestic markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. As of September 30, 2011, there were 629 issues in the Underlying Index. Qualifying constituents must be an obligation of a German entity with an investment-grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)), at least one year remaining term to final maturity and a fixed coupon schedule. Callable perpetual securities qualify provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security.
Qualifying German sovereign securities must have a minimum amount outstanding of EUR 1 billion. Both nominal and inflation-linked local currency German sovereign debt are included in the Underlying Index. Original issue zero coupon bonds and corporate pay-in-kind securities, including toggle notes, are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. Qualifying non-sovereign securities must have a minimum amount outstanding of EUR 500 million. Original issue zero coupon securities, qualify for inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	German Securities Risk

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Liquidity Risk

•	Issuer Risk

•	Derivatives Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Foreign (non-U.S.) Investment Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management and Tracking Error Risk

•	Indexing Risk

PIMCO Global Advantage Strategy Bond Fund	Ticker Symbols:
PSAIX (Inst. Class)
Principal Investments and Strategies

Investment Objective Seeks total return which exceeds that of its benchmarks, consistent with prudent investment management	Fund Focus U.S. and non-U.S. Fixed Income Instruments Average Portfolio Duration ≤ 8 years	Credit Quality Maximum of 15% of total assets below B Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PGBIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20%of its total assets.
Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global Hedged in USD, which as of June 30, 2010 was 6.35 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Global Bond Fund (Unhedged)	Ticker Symbols:
PIGLX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	U.S. and non-U.S. intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.
Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global FXNew York Unhedged in USD, which as of June 30, 2010 was 6.35 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is nondiversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO GNMA Fund	Ticker Symbols:
PDMIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short and intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Baa to Aaa; maximum 10% of total assets below Aaa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Government Money Market Fund	Ticker Symbols:
PGMXX (Admin. Class)
PGFXX (Class M)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum current income, consistent with preservation of capital and daily liquidity	U.S. government securities Average Portfolio Maturity ≤ 60 days dollar-weighted average maturity	Min 97% of total assets Prime 1; ≤ 3% of total assets Prime 2 Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.
The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.
Principal Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO High Yield Fund	Ticker Symbols:
PHIYX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Higher yielding fixed income securities Average Portfolio Duration +/- 2 years of its benchmark	Caa to Aaa; minimum 80% of assets below Baa subject to maximum 5% of total assets rated Caa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the BofAMerrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of June 30, 2010 was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers.
The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO High Yield Municipal Bond Fund	Ticker Symbols:
PHMIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal income tax. Total return is a secondary objective	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax) Average Portfolio Duration 4-11 years	No Limitation Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund intends to invest a portion of its assets in high yield Municipal Bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (commonly known as “junk bonds”). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25%of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.
The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The “total return” sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may bemire sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Income Fund	Ticker Symbols:
PIMIX (Inst. Class)
Principal Investments and Strategies

Investment Objectives	Fund Focus	Credit Quality
The Fund’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.	Broad range of Fixed Income Instruments Average Portfolio Duration 2-8 years	Caa to Aaa; maximum 50% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
The Fund will generally allocate its assets among several investment sectors, which may include, without limitation: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii)mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO International StocksPLUS® TR	Ticker Symbol:
Strategy Fund (U.S. Dollar-Hedged)	PISIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe, Australasia, and Far East (“EAFE”) Net Dividend Index, hedged to U.S. dollars (the “Index”). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Pacific Investment Management Company LLC (“PIMCO”) actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.
The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO International StocksPLUS® TR	Ticker Symbols:
Strategy Fund (Unhedged)	PSKIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Non-U.S. equity derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Net Dividend Index (the “Index”). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC (“PIMCO”) actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.
The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund’s equity exposure will not be hedged into U.S. dollars. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20%of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols:
PIGIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Corporate fixed income securities Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, which as of June 30, 2010 was 6.39 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC’s (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Investment Grade Corporate Bond Index Fund	Ticker Symbols:
CORP

Principal	Investment Objective	Fund Focus	Credit Quality
Investments and Strategies	Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Corporate IndexSM Fund Category Corporate	Approximate Number of Holdings 180-200	May invest in securities rated Baa or higher by Moody’s Investors Service, Inc. Dividend Frequency Monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofA Merrill Lynch US Corporate IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2011 was 6.36 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity. As of September 30, 2011, there were 4778 issues in the Underlying Index. The securities comprising the Underlying Index have an investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and corporate pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Liquidity Risk

•	Issuer Risk

•	Derivatives Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Foreign (non-U.S.) Investment Risk

•	Emerging Markets Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management and Tracking Error Risk

•	Indexing Risk

PIMCO Long-Term Credit Fund	Ticker Symbols:
PTCIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management	Long-term maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 20% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Fund’s benchmark, the Barclays Capital U.S. Long Credit Index, which as of June 30, 2010, was 12.33 years. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to bemire than ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Long Duration Total Return Fund	Ticker Symbols:
PLRIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with prudent investment management	Long-term maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Long Term Government/Credit Index, which as of June 30, 2010 was 12.83 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Long-Term U.S. Government Fund	Ticker Symbols:
PGOVX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	A to Aaa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”),which may be represented by forwards or derivatives such as options, future contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. While Pacific Investment Management Company LLC (“PIMCO”) may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In addition, the dollar weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.
The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10%of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25%of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Low Duration Fund	Ticker Symbols:
PTLDX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short maturity Fixed Income Instruments Average Portfolio Duration 1-3 years	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of “Fixed Income Instruments” of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Low Duration Fund II	Ticker Symbols:
PLDTX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short maturity Fixed Income Instruments Average Portfolio Duration 1-3 years	A to Aaa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Low Duration Fund III	Ticker Symbols:
PLDIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short maturity Fixed Income Instruments with prohibitions on firms engaged in socially sensitive practices Average Portfolio Duration 1-3 years	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan- Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.
The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Moderate Duration Fund	Ticker Symbols:
PMDRX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short and intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Intermediate Government/Credit Index, which as of June 30, 2010 was 3.92 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Money Market Fund	Ticker Symbols:
PMIXX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum current income, consistent with preservation of capital and daily liquidity	Money market instruments Average Portfolio Maturity ≤ 60 days dollar-weighted average maturity	Minimum 97% of total assets rated Prime 1; ≤ 3% of total assets rated Prime 2 Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3%of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.
The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.
The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.
Principal Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

PIMCO Mortgage-Backed Securities Fund	Ticker Symbols:
PTRIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Short and intermediate maturity mortgage-related Fixed Income Instruments Average Portfolio Duration 1-7 years	Baa to Aaa; maximum 10% of total assets below Aaa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Municipal Bond Fund	Ticker Symbols:
PFMIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3-10 years	Ba to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC(“PIMCO”) to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may bemire sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO New York Municipal Bond Fund	Ticker Symbols:
PNYIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3-12 years	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.
The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25%or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may bemire sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Real Return Fund	Ticker Symbols:
PRRIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Inflation-indexed fixed income securities Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index which as of June 30, 2010, as converted, was 4.04 years.
The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC(“ PIMCO”) to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Real Return Asset Fund	Ticker Symbols:
PRAIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return, consistent with prudent investment management	Inflation-indexed fixed income securities Average Portfolio Duration See description below	B to Aaa; maximum 20% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the Barclays Capital U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2010, as converted, was 7.03 years.
The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10%of its total assets in preferred stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO RealEstate-RealReturn Strategy Fund	Ticker Symbols:
PRRSX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum real return consistent with prudent investment management	Real estate-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 10 years	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries.
The Fund may also invest in exchange traded funds. The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Short Duration Municipal Income Fund	Ticker Symbols:
PSDIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks high current income exempt from federal income tax, consistent with preservation of capital.	Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration ≤ 3 years	Baa to Aaa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State- Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may bemire sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Short-Term Fund	Ticker Symbols:
PTSHX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum current income, consistent with preservation of capital and daily liquidity	Money market instruments and short maturity Fixed Income Instruments Average Portfolio Duration ☐ 1 year	B to Aaa; maximum 10% of total asset below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of “Fixed Income Instruments” of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk.
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non- U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Small Cap StocksPLUS® TR Fund	Ticker Symbols:
PSCSX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the Russell 2000® Index	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by Pacific Investment Management Company LLC (“PIMCO”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000® Index derivatives instead of Russell 2000® Index stocks to attempt to equal or exceed the daily performance of the Russell 2000® Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. However, Russell 2000® Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. As of June 30, 2010, the Russell 2000® Index’s average market capitalization (dollar-weighted)was $923 million. The Fund seeks to remain invested in Russell 2000® Index derivatives or Russell 2000® Index stocks even when the Russell 2000® Index is declining.
Though the Fund does not normally invest directly in Russell 2000® Index securities, when Russell 2000® Index derivatives appear to be overvalued relative to the Russell 2000® Index, the Fund may invest all of its assets in a “basket” of Russell 2000® Index stocks. The Fund also may invest in exchange traded funds based on the Russell 2000® Index. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000® Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000® Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO StocksPLUS® Fund	Ticker Symbols:
PSTKX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the S&P 500	S&P 500 Index derivatives backed by a short duration portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 1 year	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the daily performance of the S&P 500. The value of S&P 500 derivatives should closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC (“PIMCO”) actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.
Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO StocksPLUS® Long Duration Fund	Ticker Symbols:
PSLDX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of its benchmarks consistent with prudent investment management	S&P 500 Index derivatives backed by a portfolio of long-term Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the Indexes. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Pacific Investment Management Company LLC (“PIMCO”) actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within two years (plus or minus) of the duration of the Barclays Capital Long- Term Government/Credit Index, which as of June 30, 2010 was 12.83 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives and/or S&P 500 Index stocks even when the S&P 500 Index is declining.
Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in S&P 500 Index stocks. The Fund also may invest in exchange traded funds based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO StocksPLUS® Total Return Fund	Ticker Symbols:
PSPTX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return which exceeds that of the S&P 500	S&P 500 Index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The value of S&P 500 Index derivatives closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.
Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a “basket” of S&P 500 Index stocks. The Fund also may invest in exchange traded funds based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO StocksPLUS® TR Short Strategy Fund	Ticker Symbols:
PSTIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks total return through the implementation of short investment positions on the S&P 500	Short S&P 500 Index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly
The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund’s net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, Pacific Investment Management Company LLC’s (“PIMCO”) active management, Fund fees and expenses and other factors discussed below.
The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be taxable as short-term gains or losses. However, a portion of the gains or losses from certain types of derivatives, including futures contracts on broad-based stock indexes in which the Fund may choose to invest, will be taxable as long-term gains or losses.
Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Barclays Capital U.S. Aggregate Index. As of June 30, 2010, the duration of the Barclays Capital U.S. Aggregate Index was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20%of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also invest up to 10%of its total assets in preferred stocks.
Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods. Because the value of the Fund’s derivatives short positions move in the opposite direction from the value of the Index each day, for periods greater than one day, the effect of compounding may result in the performance of these derivatives positions, and the Fund’s performance attributable to those positions, to be either greater than or less than the inverse of the Index performance for such periods, and the extent of the variation could be substantial due to market volatility and other factors. In addition, the combination of income and capital gains or losses derived from the Fixed Income Instruments serving as cover for the Fund’s short positions, coupled with the ability of the Fund to reduce or limit short exposure, as described above, may result in an imperfect inverse correlation between the performance of the Index and the performance of the Fund. It is possible for the Fund to experience a negative return when the Index is declining, and vice versa. Further, there are a number of other reasons why changes in the value of derivatives positions may not correlate exactly (either positively or inversely)with an index or which may otherwise prevent a mutual fund or its positions from achieving such correlation.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Tax Managed Real Return Fund	Ticker Symbols:
PTMIX
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks to provide after-tax inflation-protected return, consistent with prudent investment management	Investment grade municipal bonds (including pre-refunded municipal bonds and inflation-indexed securities) Average Portfolio Duration See description below.	Baa to Aaa Dividend Frequency
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”), with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities (such as Treasury Inflation Protected Securities (“TIPS”)), and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements (such as CPI swaps). “Real return” equals total return less the estimated cost of inflation. The average portfolio duration of the fixed-income portion of this Fund will normally vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed eight years.
Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.
Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI”) as the inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All inflation-indexed security holdings will be measured in effective (nominal) duration terms.
As part of its principal investment strategies, the Fund’s investment in derivatives may consist largely of swaps (including CPI swaps) where the Fund receives inflation-indexed payments. A CPI swap is a fixed maturity, over-the-counter derivative in which the investor receives the “realized” rate of inflation as measured by the CPI over the life of the swap. The investor in turn pays a fixed annualized rate over the life of the swap. This fixed rate is often referred to as the “breakeven inflation” rate and is generally representative of the difference between treasury yields and TIPS yields of similar maturities at the initiation of the swap. CPI swaps are typically in “bullet” format, where all cash flows are exchanged at maturity. The Fund may also invest in municipal inflation-indexed securities.
The Fund may invest in investment-grade securities rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund will normally limit its non-U.S. dollar-denominated securities exposure to 5% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Inflation-Indexed Security Risk: the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Total Return Exchange-Traded Fund	Ticker Symbols:BOND

Principal Investments and Strategies	Investment Objective	Fund Focus	Credit Quality
	Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Fixed Income Securities	Investment-grade debt securities Approximate Number of Holdings 180-200	May invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. Dividend Frequency Monthly
The Fund invests under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of September 30, 2011 was 4.96 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Equity Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Foreign (non-U.S.) Investment Risk

•	Emerging Markets Risk

•	Currency Risk

•	Leveraging Risk

•	Management Risk

•	Short Sale Risk

•	Convertible Securities Risk

PIMCO Total Return Fund	Ticker Symbols:
PTTRX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity Fixed Income Instruments Average Portfolio Duration +/- 2 years of its benchmark; see description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC(“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Total Return Fund II	Ticker Symbols:
PMBIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Baa to Aaa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC(“ PIMCO”) to be of comparable quality.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Total Return Fund III	Ticker Symbols:
PTSAX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum total return, consistent with preservation of capital and prudent investment management	Intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund will not invest in the securities of any issuer determined by Pacific Investment Management Company LLC (“PIMCO”) to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.
The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.
Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non- U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Unconstrained Bond Fund	Ticker Symbols:
PFIUX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management	Broad range of Fixed Income Instruments Average Portfolio Duration (-3) to 8 years	Maximum 40% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Unconstrained Tax Managed Bond Fund	Ticker Symbols:
PUTIX (Inst. Class)
Principal Investments and Strategies

Investment Objective	Fund Focus	Credit Quality
Seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management	Broad range of Fixed Income Instruments Average Portfolio Duration (-3) to 10 years	Maximum 40% of total assets below Baa Dividend Frequency Declared daily and distributed monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will bemire sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk
Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to bemire volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Municipal Project-Specific Risk: the risk that the Fund may bemire sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO EqS Pathfinder Fund	Ticker Symbols:
PTHWX
Principal Investments and Strategies

Investment Objective	Fund Focus	Approximate Primary Capitalization Range
Seeks capital appreciation	Equity Securities of companies worldwide	All capitalizations
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued. The Fund’s bottom-up value investment style attempts to identify securities that are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value and cash flow and earnings estimates.
When making investments, PIMCO evaluates the merits of each investment separately and there are no specific limitations on the value, asset size, earnings or industry classification of the Fund’s investments. The Fund may invest in securities issued by large capitalization, mid-capitalization and small-capitalization companies. The Fund generally considers large- and mid-cap companies to be those with market capitalizations greater than $1.5 billion. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries.
The Fund may also invest in U.S. and non-U.S. sovereign government debt and other debt securities, including bank loans, that PIMCO selects on the basis of its determination of the security’s value and not necessarily based on the coupon rate or credit rating of the security. The debt investments of the Fund may include high yield securities (“junk bonds”) of any rating. distressed companies including defaulted securities, which typically involve investments in lower-rated debt securities and loans but may also include equity securities of distressed companies.
The Fund may engage in a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Under an arbitrage strategy, the Fund may purchase one security while selling short another security. The security purchased is generally considered by PIMCO to be undervalued relative to the price of the security sold short, or the security sold short is generally considered to be overvalued relative to the price of the security purchased. Issuers of securities acquired pursuant to an arbitrage strategy may be engaged in certain types of corporate events, such as restructurings, acquisitions, mergers, takeovers, tender or exchange offers or liquidations. The Fund may attempt to hedge foreign currency exposure using foreign currency exchange contracts and other investments and may utilize derivative instruments to hedge against other market risks. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.
The Fund may purchase securities to seek to influence or control management of an issuer, or may invest in other companies that do so, when the portfolio managers believe such actions would benefit the Fund.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities
Value Investing Risk: A value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings
Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non- U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources
Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

PIMCO Enhanced Short Maturity Strategy Fund	Ticker Symbols:
MINT
Principal Investments and Strategies

Investment Objective	Average Portfolio Duration	Credit Quality
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	0-1 year	Baa to Aaa
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.
The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers.
The Fund may invest, without limitation, in mortgage- or asset backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that there is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results, and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective

PIMCO Short Term Municipal Bond Strategy Fund	Ticker Symbols:
Principal Investments and Strategies

Investment Objective	Average Portfolio Duration	Credit Quality
Seeks attractive tax-exempt income, consistent with preservation of capital	0-3 years	Baa to Aaa
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (‘PIMCO”) to be of comparable quality. The Fund may invest 25%or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.
The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Municipal Bond Risk: the risk that by investing in Municipal Bonds the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that there is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results, and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective

PIMCO Intermediate Municipal Bond Strategy Fund	Ticker Symbols:
Principal Investments and Strategies

Investment Objective	Average Portfolio Duration	Credit Quality
Seeks attractive tax-exempt income, consistent with preservation of capital	3-8 years	Baa to Aaa
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest 25%or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to eight years, based on PIMCO’s forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.
The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Municipal Bond Risk: the risk that by investing in Municipal Bonds the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal
Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management Risk: the risk that there is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results, and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective

PIMCO 1 – 3 Year U.S. Treasury Index Fund	Ticker Symbols:
TUZ
Principal Investments and Strategies

Investment Objective	Underlying Index Duration
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch 1-3 Year US Treasury IndexSM	1.9 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch 1-3 Year US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2010 was 1.867 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 1 year and less than 3 years. As of September 30, 2010, there were 66 issues in the Underlying Index. The securities in the Underlying Index have a minimum$1 billion of outstanding face value, have one to three years remaining to maturity, are fixed-rate and are non-convertible. Bills, inflation-indexed debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. It is not possible to invest directly in the Underlying Index. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 3-7 Year U.S. Treasury Index Fund	Ticker Symbols:
FIVZ
Principal Investments and Strategies

Investment Objective	Underlying Index Duration
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch 3-7 Year US Treasury IndexSM	4.4 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch 3-7 Year US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2010 was 4.538 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years. As of September 30, 2010, there were 67 issues in the Underlying Index. The securities in the Underlying Index have a minimum$1 billion of outstanding face value, have 3 to 7 years remaining to maturity, are fixed rate and are non-convertible. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 7-15 Year U.S. Treasury Index Fund	Ticker Symbols:
TENZ
Principal Investments and Strategies

Investment Objective	Underlying Index Duration
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch 7-15 Year US Treasury IndexSM.	7.5 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch 7-15 Year US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2010 was 7.657 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 7 years and less than 15 years. As of September 30, 2010, there were 30 issues in the Underlying Index. The securities in the Underlying Index have a minimum $1 billion of outstanding face value, have 7 to 15 years remaining to maturity, are fixed-rate and are non-convertible. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	Ticker Symbols:
ZROZ
Principal Investments and Strategies

Investment Objective	Underlying Index Duration
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch Long US Treasury Principal STRIPS IndexSM.	25.84 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch Long US Treasury Principal STRIPS IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2010 was 27.467 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value. As of September 30, 2010, there were 12 issues in the Underlying Index. Index constituents are capitalization-weighted based on the security prices times an assumed face value of $1 billion per constituent security. The Underlying Index is rebalanced quarterly on March 31, June 30, September 30 and December 31, based on information available up to and including the third business day before the last business day of the rebalancing month. Securities that no longer meet the qualifying criteria during the course of the quarter remain in the Underlying Index until the next quarterly rebalancing date at which point they are dropped from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 1-5 Year U.S. TIPS Index Fund	Ticker Symbols:
STPZ
Principal Investments and Strategies

Investment Objective	Underlying Index Average Maturity
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM.	3.19 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2010 was 3.034 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 1 year and less than 5 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to actual inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have 1 to 5 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2010, there were 11 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Inflation-Indexed Security Risk: the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO Broad U.S. TIPS Index Fund	Ticker Symbols:
TIPZ
Principal Investments and Strategies

Investment Objective	Underlying Index Average Maturity
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch US Inflation-Linked Treasury IndexSM	9.26 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch US Inflation- Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2010 was 8.040 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities). TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to actual inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 1 year remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2010, there were 30 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Inflation-Indexed Security Risk: the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 15+ Year U.S. TIPS Index Fund	Ticker Symbols:
LTPZ
Principal Investments and Strategies

Investment Objective	Underlying Index Average Maturity
Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofAMerrill Lynch 15+ Year US Inflation-Linked Treasury Index(SM).	17.91 years
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofAMerrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2010 was 14.792 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 15 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to actual inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum$1 billion of outstanding face value, have at least 15 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2010, there were 8 TIPS issues in the Underlying Index. The Underlying Index is capitalization weighted and the composition of TIPS is updated monthly. Intramonth cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Principal Risks
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s net asset value

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Inflation-Indexed Security Risk: the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector
Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged
Management and Tracking Error Risk: the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index then if the Fund held all of the securities in the Underlying Index
Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

PIMCO 0-5 High Yield Corporate Bond Index Fund	Ticker Symbols:
HYS

Principal	Investment Objective	Fund Focus	Credit Quality
Investments and Strategies	Seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 0-5 Year US High Yield Constrained IndexSM Fund Category Corporate	Approximate Number of Holdings 180-200	The securities comprising the Underlying Index have a below investment grade rating Dividend Frequency Monthly
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The BofA Merrill Lynch 0-5 Year US High Yield Constrained IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of September 30, 2011 was 2.62 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Underlying Index is an unmanaged index comprised of U.S. dollar denominated below investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. Underlying Index constituents are capitalization weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. As of September 30, 2011, there were 797 issues in the Underlying Index. The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)) and a country of risk exposure to investment grade countries that are members of the FXG10, Western Europe or territories of the U.S. and Western Europe. Country ratings are based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings. For each issuer, the country of risk is the principal place of business derived from management location, country of primary listing, location of sales and reporting currency. In addition, qualifying securities must have a minimum $100 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.
PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage-related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

Principal Risks	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

•	Market Trading Risk

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Liquidity Risk

•	Issuer Risk

•	Derivatives Risk

•	Mortgage-Related and Other Asset-Backed Risk

•	Foreign (non-U.S.) Investment Risk

•	Emerging Markets Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management and Tracking Error Risk

•	Indexing Risk

PART C. OTHER INFORMATION
Item 28. Exhibits
(a)	Articles of Incorporation.
(1)	Amended & Restated Agreement and Declaration of Trust, dated as of March 28, 2008.(2)
(b)	By-laws.
(1)	Amended and Restated Bylaws, dated as of March 28, 2008.(2)
(c)	Instruments Defining Rights of Securities Holdings.
(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust filed with exhibit (a)(1).
(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws filed with exhibit (b)(1).
(d)	Investment Advisory Contracts.
(1)	(i)	Investment Management Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(2)
(ii)	Amended and Restated Investment Management Agreement dated July 8, 2008 with Allianz Global Investors Fund Management LLC.(3)

(iii)	Form of Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Retirement Income Fund, Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund and Allianz Global Investors Solutions 2050 Fund.(5)

(iv)	Revised Schedule to Investment Management Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund, Allianz Global Investors Solutions Growth Allocation Fund and Allianz NFJ Global Dividend Value Fund.(7)

(v)	Revised Schedule to Investment Management Agreement (Schedule A) dated April 7, 2010 with Allianz Global Investors Fund Management LLC to add the Allianz NACM Convertible Fund, Allianz NACM High Yield Bond Fund, Allianz NACM International Growth Opportunities Fund, Allianz NACM Emerging Growth Fund, Allianz NACM Micro Cap Fund, Allianz NACM Small to Mid Cap Growth Fund, Allianz NACM Ultra Micro Cap Fund and Allianz RCM China Equity Fund.(10)

(vi)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz AGIC Focused Opportunity Fund and Allianz RCM Redwood Fund.(12)

(vii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the Allianz RCM All Alpha Fund.(14)

(viii)	Amended and Restated Investment Management Agreement dated September 1, 2011 with Allianz Global Investors Fund Management LLC.(15)

(ix)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the F&T Behavioral Advantage Large Cap Fund.(15)

(x)	Form of Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add the RCM Short Duration High Income Fund and the NFJ Diversified International Value Fund.(16)

(xi)	Form of Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add AGIC Global Managed Volatility Fund, AGIC Global Investors Solutions 2025 Fund, AGIC Global Investors Solutions 2035 Fund, AGIC Global Investors Solutions 2045 Fund and AGIC Global Investors Solutions 2055 Fund.(17)

(xii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors

1

Fund Management LLC to add NFJ International Small-Cap Value Fund —Filed herewith.
(2)	(i)	Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC, dated March 28, 2008.(2)
(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated July 8, 2008 between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add the Allianz RCM All Horizons Fund, the Allianz RCM Disciplined Equity Fund and the Allianz RCM International Opportunities Fund.(3)

(iii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated June 4, 2010 with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add the RCM China Equity Fund.(10)

(iv)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add Allianz RCM Redwood Fund.(12)

(v)	Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add Allianz RCM All Alpha Fund.(14)

(vi)	Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) with Allianz Global Investors Fund Management LLC and RCM Capital Management LLC to add RCM Short Duration High Income fund.(16)
(3)	(i)	Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, dated as of March 28, 2008.(2)
(ii)	Revised Schedule to Portfolio Management Agreement (Schedule A) dated July 8, 2008 between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH to add the Allianz RCM All Horizons Fund and the Allianz RCM International Opportunities Fund.(3)
(4)	(i)	Sub-Advisory Agreement dated July 8, 2008 between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management, LLC.(3)
(ii)	Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC to add the Allianz NACM International Growth Fund.(5)

(iii)	Novation of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC, Nicholas-Applegate Capital Management LLC and Allianz Funds Multi-Strategy Trust.(11)

(iv)	Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Allianz Global Investors Capital LLC to add Allianz AGIC Focused Opportunity Fund.(12)

(v)	Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Allianz Global Investors Capital LLC to add Allianz AGIC Global Managed Volatility Fund.(17)
(5)	(i)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC.(5)
(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated April 20, 2009 between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund.(6)

(iii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) dated September 1, 2011 between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC.(15)

(iv)	Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC to add Allianz AGIC Global Investors Solutions 2025 Fund, Allianz AGIC Global Investors Solutions 2035 Fund, Allianz AGIC Global Investors Solutions 2045 Fund and Allianz AGIC Global Investors Solutions 2055 Fund.(17)

2

(6)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(7)
(i)	Form of Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(16)

(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC to add NFJ International Small-Cap Value Fund —Filed herewith.

(7)	Form of Portfolio Management Agreement between RCM Capital Management LLC and RCM Asia Pacific Limited.(10)

(8)	Form of Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and Fuller & Thaler Asset Management, Inc.(15)

(9)	Form of Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and Caywood-Scholl Capital Management LLC.(16)
(e)	Distribution Contracts.
(1)	(i)	Form of Amended and Restated Distribution Contract dated March 28, 2008 with Allianz Global Investors Distributors LLC.(2)
(ii)	Second Amended and Restated Distribution Contract dated July 8, 2008 with Allianz Global Investors Distributors LLC.(3)

(iii)	Form of Third Amended and Restated Distribution Contract with Allianz Global Investors Distributors LLC.(5)

(iv)	Fourth Amended and Restated Distribution Contract dated April 20, 2009 with Allianz Global Investors Distributors LLC.(6)

(v)	Revised Schedule to Distribution Contract (Schedule A) dated April 9, 2010 with Allianz Global Investors Distributors LLC.(10)

(vi)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.(12)

(vii)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.(14)

(viii)	Form of Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.(16)

(ix)	Form of Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.(17)

(x)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC —Filed herewith.

(2)	Form of Selected Dealer Agreement with respect to Class A, B and C shares.(2)

(3)	Form of Selected Dealer Agreement with respect to Class D shares between Registrant and Allianz Global Investors Distributors LLC.(2)

(4)	Form of Amendment to Dealer Agreement between Registrant and Allianz Global Investors Distributors LLC.(2)

(5)	Selected Dealer Agreement between PIMCO Funds Distributors LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated as of July 29, 2002.(2)
(f)	Not applicable.

(g)	Custodian Agreements.

3

(1)	Custody and Investment Accounting Agreement dated March 28, 2008 with State Street Bank & Trust Company.(15)

(2)	Foreign Securities Depositories Delegation Agreement dated March 28, 2008 among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by Registrant.(2)

(3)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant.(4)

(4)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and Allianz Global Investors Solutions LLC.(5)

(5)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC.(7)

(6)	Form of Foreign Securities Depositories Delegation Agreement among Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and RCM Asia Pacific Limited, and accepted and agreed to by Registrant.(10)
(h)	Other Material Contracts.
(1)	(i)	Transfer Agency and Services Agreement dated March 28, 2008 with Boston Financial Data Services, Inc.(2)
(ii)	Transfer Agency and Services Agreement dated October 3, 2008 with Boston Financial Data Services, Inc.(5)

(iii)	Revised Schedule A to Transfer Agency and Services Agreement dated May 4, 2009.(8)

(iv)	Revised Schedule A to Transfer Agency and Services Agreement dated July 15, 2009.(8)

(v)	Amendment to Transfer Agency and Services Agreement dated September 1, 2011 with Boston Financial Data Services, Inc.(15)

(vi)	Revised Schedule A to Transfer Agency and Services Agreement dated December 14, 2011.(18)

(vii)	Revised Schedule A to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated May 23, 2012 — Filed herewith.

(2)	(i)	Form of Shareholder Servicing Agreement.(2)

(3)	(i)	Expense Limitation Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC.(2)
(ii)	Revised Schedule to the Expense Limitation Agreement (Schedule A) dated July 8, 2008 with Allianz Global Investors Fund Management LLC.(3)

(iii)	Form of Amended and Restated Expense Limitation Agreement with Allianz Global Investors Fund Management LLC.(5)

(iv)	Revised Schedule to Expense Limitation Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Growth Allocation Fund and the Allianz NFJ Global Dividend Value Fund.(6)

(v)	Form of Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC.(7)

(vi)	Revised Schedule to Expense Limitation Agreement (Schedule A) dated April 1, 2010 with Allianz Global Investor Fund Management LLC.(10)

(vii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC.(12)

(viii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC.(14)

4

(ix)	Form of Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC.(16)

(x)	Form of Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add Allianz AGIC Global Managed Volatility Fund.(17)

(xi)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add NFJ International Small-Cap Value Fund —Filed herewith.

(4)	Expense Limitation Agreement for Allianz Global Investors Solutions Core Allocation Fund dated April 20, 2009 with Allianz Global Investors Fund Management LLC.(6)
(5)	(i)	Form of Management Fee Waiver Agreement with Allianz Global Investors Fund Management LLC.(5)
(ii)	Revised Schedule to Management Fee Waiver Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund.(6)
(6)	Expense Limitation Agreement for Allianz NACM Convertible Fund, Allianz NACM High Yield Bond Fund, Allianz NACM International Growth Opportunities Fund, Allianz NACM International Growth Fund, Allianz NACM Emerging Growth Fund, Allianz NACM Small to Mid Cap Growth Fund, Allianz Micro Cap Fund and Allianz NACM Ultra Micro Cap Fund dated March 31, 2010 with Allianz Global Investors Fund Management LLC.(10)

(7)	(i)	Amended and Restated Expense Limitation Agreement for Allianz Global Investors Solutions Retirement Income Fund, Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund and Allianz Global Investors Solutions 2050 Fund dated September 1, 2011 with Allianz Global Investors Fund Management LLC. (15)
(ii)	Form of Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add Allianz AGIC Global Investors Solutions 2025 Fund, Allianz AGIC Global Investors Solutions 2035 Fund, Allianz AGIC Global Investors Solutions 2045 Fund and Allianz AGIC Global Investors Solutions 2055 Fund.(17)
(8)	Administration Agreement with Allianz Global Investors Fund Management LLC.

(i)	Opinions and Consents of Counsel.(2)(3)(4)(5)(6)(7)(8)(9)(10)(14)(17) — Filed herewith.

(j)	Not applicable.

(k)	Subscription Agreement with Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.).(2)

(l)	Distribution and Servicing Plans.

(1)	Form of Distribution and Servicing Plan for Class A Shares.(1)

(2)	Form of Distribution Plan and Servicing Plan for Class B Shares.(6)

(3)	Form of Distribution and Servicing Plan for Class C Shares.(1)

(4)	Form of Amended and Restated Distribution Plan for Class D Shares.(2)

(5)	Form of Administrative Services Plan for Class P Shares.(2)

(6)	Form of Distribution and Servicing Plan for Class R Shares.(5)

(7)	Form of Distribution Plan for Administrative Class Shares.(5)

(8)	Form of Administrative Services Plan for Administrative Class Shares.(5)

5

(9)	Form of Administrative Services Plan for Class P-1 Shares.(10)

(10)	Second Amended and Restated Administrative Services Plan for Class P Shares.(14)

(m)	Multi-Class Plan.

(1)	Multi-Class Plan of Registrant.(2)

(2)	Amended and Restated Multi-Class Plan of Registrant dated July 8, 2008.(3)

(3)	Second Amended and Restated Multi-Class Plan of Registrant dated December 17, 2008.(5)

(4)	Fourth Amended and Restated Multi-Class Plan of Registrant dated June 4, 2010.(10)

(5)	Fifth Amended and Restated Multi-Class Plan of Registrant dated June 22, 2010.(12)

(6)	Sixth Amended and Restated Multi-Class Plan of Registrant dated April, 2011.(14)

(n)	Reserved.

(o)	Code of Ethics.

(1)	Code of Ethics of the Registrant.(2)

(2)	Code of Ethics of Allianz Global Investors Fund Management LLC and Allianz Global Investors Distributors LLC.(2)

(3)	Code of Ethics of RCM Capital Management LLC and Caywood-Scholl Capital Management, LLC.(18)

(4)	Code of Ethics of Allianz Global Investors Advisory GmbH.(2)

(5)	Code of Ethics of Nicholas-Applegate Capital Management, LLC.(3)

(6)	Code of Ethics of Allianz Global Investors Solutions LLC.(5)

(7)	Code of Ethics of Allianz Global Investors Distributors LLC, Allianz Global Investors Management LLC, Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.), Nicholas-Applegate Capital Management LLC and NFJ Investment Group LLC.(6)

(8)	Code of Ethics of Allianz Global Investors Distributors LLC, Allianz Global Investors Management LLC, Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.), Allianz Global Investors Solutions LLC, Nicholas-Applegate Capital Management LLC and NFJ Investment Group LLC dated October 1, 2009.(12)

(9)	Code of Ethics of RCM Capital Management LLC dated March 2010.(12)

(10)	Code of Ethics of Fuller & Thaler Asset Management, Inc. (18)

(p)	Powers of Attorney.

(1)	Power of Attorney for Paul Belica.(1)

(2)	Power of Attorney for Hans W. Kertess.(1)

(3)	Power of Attorney for William B. Ogden, IV.(1)

(4)	Power of Attorney for John C. Maney.(1)

6

(5)	Power of Attorney for R. Peter Sullivan, III.(1)

(6)	Power of Attorney for Diana L. Taylor.(3)

(7)	Power of Attorney for James A. Jacobson.(8)

(8)	Power of Attorney for Bradford K. Gallagher.(11)

(9)	Power of Attorney for Allan Rappaport.(11)

(10)	Power of Attorney for Lawrence G. Altadonna.(13)

(11)	Power of Attorney for Deborah A. Zoullas.(14)

(1)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed February 27, 2008.

(2)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed March 31, 2008.

(3)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed July 15, 2008.

(4)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed October 3, 2008.

(5)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed December 17, 2008.

(6)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed April 20, 2009.

(7)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed May 27, 2009.

(8)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, file no. 333-148624, filed January 15, 2010.

(9)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File no. 333-148624, filed April 1, 2010.

(10)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed June 4, 2010.

(11)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 1, 2010.

(12)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 17, 2010.

(13)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 14, 2011.

(14)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 1, 2011.

7

(15)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 9, 2011.

(16)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 22, 2011.

(17)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 14, 2011.

(18)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 30, 2012.

Item 29. Persons Controlled By or Under Common Control with Registrant
Not applicable.

8

Item 30. Indemnification
     Reference is made to Article VII of Registrant’s Agreement and Declaration of Trust which is incorporated by reference herein.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
     Unless otherwise stated, the principal business address of each organization listed is 1633 Broadway, New York, NY 10019.
Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations

John C. Maney	Member — Management Board Managing Director and CEO	Member — Management Board, Managing Director and Chief Operating Officer of Allianz Asset Management of America LLC, Sole Member — Management Board, Managing Director and COO of Allianz Asset Management of America L.P., Managing Director and Chief Operating Officer of Allianz Global Investors U.S. LLC. COO of Allianz Asset Management U.S. Holding II LLC, Director and COO of PIMCO Global Advisors (Resources) Limited, EVP of PIMCO Japan Ltd, Member — Board of Directors and COO of Allianz Asset Management of America Holdings Inc., Managing Director of Allianz Global Investors Capital LLC, Sole Member — Board of Directors and COO of Oppenheimer Group, Inc., and Sole Member — Management Board of Allianz Global Investors Managed Accounts LLC.

John Carroll	Member — Management Board	Managing Director and Chief Executive Officer of Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, and Member — Executive Committee of Allianz Global Investors U.S. LLC

David Jobson	Member — Management Board	Managing Director of Allianz Global Investors Distributors LLC and Allianz Global Investors Managed Accounts LLC

Brian Shlissel	Member — Management Board and Managing Director	None.

Chris Townsend	Member — Management Board	Senior Vice President of Allianz Asset Management of America L.P.

Michael J. Puntoriero	Chief Financial Officer	Chief Financial Officer of Allianz Asset Management of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Solutions LLC, Allianz Asset Management U.S. Holding II LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc. Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd., PIMCO Canada Holding LLC, PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc.; Managing Director and Chief Financial Officer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Global Investors Capital LLC, Allianz Global Investors U.S. LLC; Director and Chief Financial Officer of PIMCO Global Advisors (Resources) Limited; Managing Director of Allianz Global Investors Distributors LLC.

Lawrence G. Altadonna	Senior Vice President	None.

Thomas J. Fuccillo	Executive Vice President, Chief Legal Officer and Secretary	Executive Vice President of Allianz Global Investors U.S. LLC

James T. Funaro	Senior Vice President — Tax Matters	Senior Vice President of Allianz Asset Management of America L.P. and Allianz Asset Management of America Holdings Inc.; Senior Vice President — Tax Matters of Allianz

9

Name	Position with Advisor	Other Affiliations
Asset Management of America LLC, Allianz Global Investors Capital LLC, Allianz Global Investors Capital Limited, Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., and StocksPLUS Management, Inc.

Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PIMCO Canada Holding LLC, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited, Vice President and Controller of PIMCO Australia Pty. Ltd., PIMCO Europe Limited and PIMCO Japan Ltd., Treasurer of Allianz Asset Management U.S. Holding II LLC. Caywood-Scholl Capital Management LLC, RCM Capital Management LLC, and RCM U.S. Holdings LLC

Colleen Martin	Senior Vice President and Controller	Senior Vice President and Controller of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. LLC, NFJ Investment Group LLC, Oppenheimer Group Inc., PIMCO Canada Holding LLC, PIMCO Global Advisers LLC, PIMCO Global Advisors (Resources) Limited; Controller of RCM Capital Management LLC, RCM U.S. Holdings LLC, and StocksPlus Management Inc.; Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller of Allianz Global Investors Distributors LLC; Chief Financial Officer, Financial Operations Principal of PIMCO Investments LLC; and Controller of Allianz Asset Management U.S. Holding II LLC.

Albert A. Pisano	Senior Vice President and Chief Compliance Officer	Senior Vice President of Allianz Asset Management of America L.P.

Scott Whisten	Senior Vice President	None.

Kellie E. Davidson	Assistant Secretary	Assistant Secretary of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Solutions LLC, Allianz Asset Management U.S. Holding II LLC, Allianz Global Investors U.S. LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., PIMCO Canada Holding LLC, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and Allianz Global Investors Capital LLC.

Richard Cochran	Vice President	None.

Orhan Dzemaili	Vice President	None.
Allianz Global Investors Solutions LLC
600 West Broadway
San Diego, CA 92101

Name	Position with Adviser	Other Affiliations
Michael J. Puntoriero	Chief Financial Officer	See Allianz Global Investors Fund Management LLC.

Charles H. Field, Jr.	Executive Vice President, Chief Legal Officer and Secretary	Managing Director, Chief Legal Officer and Secretary of Allianz Global Investors Capital LLC; Director of Allianz Global Investors Capital Limited; Chief Legal Officer, Secretary and Compensation Committee of NFJ Investment Group LLC.

10

Name	Position with Adviser	Other Affiliations
Stephen C. Sexauer	Managing Director and Chief Investment Officer	None.

Deborah A. Wussow- Hammalian	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Allianz Global Investors Capital LLC.

Paul Pietranico	Senior Vice President	None.

Vinh T. Nguyen	Senior Vice President and Treasurer	See Allianz Global Investors Fund Management LLC.

Colleen Martin	Senior Vice President and Controller	See Allianz Global Investors Fund Management LLC.

Kellie E. Davidson	Assistant Secretary	See Allianz Global Investors Fund Management LLC.

James T. Funaro	Senior Vice President — Tax Matters	See Allianz Global Investors Fund Management LLC.

James D. Macey	Vice President	None.

Heather Bergman	Vice President	None.
Allianz Global Investors Capital LLC
600 West Broadway
San Diego, CA 92101
     Information relating to Allianz Global Investors Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.
RCM Capital Management LLC
555 Mission Street, Suite 1700
San Francisco, CA 94105

Name	Position with Portfolio Manager	Other Affiliations

Udo Frank	Managing Director, Chairman— Board of Managers	Managing Director, Chairman — Board of Managers of RCM US Holdings LLC; Member — Board of Managers of Caywood-Scholl Capital Management LLC. and Member — Executive Committee and Managing Director of Allianz Global Investors U.S. LLC

Scott T. Migliori	Managing Director, Chief Investment Officer and Member — Board of Managers	Managing Director, Chief Investment Officer and Member — Board of Managers of RCM U.S. Holdings and Member — Board of Managers of Caywood-Scholl Capital Management LLC. and Member — Executive Committee of Allianz Global Investors U.S. LLC

Seung Minn	Managing Director	None.

Joanne Howard	Managing Director	None.

Steven J. Berexa	Managing Director	None.

Jacques Garmier	Managing Director	None.

Melody McDonald	Managing Director	None.

Christian W. Pachtner	Managing Director, Head of Client Relations, and Member — Board of Managers	Managing Director, Head of Client Relations, Member — Board of Managers of RCM U.S. Holdings LLC.

Walter C. Price Jr.	Managing Director	None.

Gem Pushparahan	Director, Chief Risk Officer	Director, Chief Risk Officer of RCM U.S. Holdings LLC and Caywood-Scholl Capital Management LLC.

Linda Marie Mowry Beck	Director	None.

James Chen	Director	None.

Huachen Chen	Managing Director	None.

Raymond Cunha	Director	None.

Michael G. Dauchot	Director	None.

Raphael L. Edelman	Director	None.

Dora Fong	Senior Vice President, Head of Finance and Administration	Chief Financial Officer of Caywood-Scholl Capital Management LLC and Head of

11

Name	Position with Portfolio Manager	Other Affiliations
Finance and Administration of RCM U.S. Holdings LLC

Peter A. Goetz	Director	None.

Kirk Hardiman	Director	None.

Karen D. Hiatt	Director	None.

Steven Klopukh	Director	None.

Graeme M. Langlands	Director	None.

Dennis H. Heinke	Director	None.

Louise M. Laufersweiler	Director	None.

David C. Owen	Director, Chief Legal Officer, Secretary and Member — Board of Managers	Director, Chief Legal Officer, Secretary and Member — Board of Managers of RCM U.S. Holdings LLC and Chief Legal Officer and Secretary of Caywood-Scholl Capital Management LLC

Paul Koo	Director, Chief Compliance Officer	Chief Compliance Officer of Caywood-Scholl Capital Management LLC. and RCM U.S. Holdings LLC

Michael A. Seidenberg	Director	None.

Danny Su	Director	None.

Edward S. Painvin	Director	None.

Robert A. Patterson	Director	None.

William D. Penn	Director	None.

Joe A. Rodela	Director	None.

Kelly A. Reuba	Director	None.

James Robertson	Director	None.

Paul Strand	Director	None.

Mark Sullivan	Director	None.

Peter A. Sullivan	Director	None.

Sebastian Thomas	Director	None.

Jeffrey W. Thornton	Director	None.

Ken H. Tsuboi	Director	None.

Brian J. Urey	Director	None.

Jon A. Wolfenbarger	Director	None.

Paul Wagner	Director	None.

12

RCM Asia Pacific Limited
27th Floor, ICBC Tower
3 Garden Road Central
Hong Kong

Position with RCM
Name	Asia Pacific Limited	Other Affiliations
Mark Konyn	Director and Chief Executive Officer	None.

Raymond Chan	Director and Chief Investment Officer	None.

Steve Bryant	Director and Chief Operating Officer	Director of RCM Capital Management Pty. Limited.

Kent Rossiter	Director and Head of Regional Asia Pacific Trading	None.

Stuart Winchester	Director and Senior Portfolio Manager	None.

Christina Chung	Senior Portfolio Manager	None.

Jovita Chow	Chief Compliance Officer	None.
Allianz Global Investors Europe GmbH
Mainzer Landstrasse 11-13
Frankfurt am Main, Germany 60329

Position with Allianz Global
Name	Investors Europe GmbH	Other Affiliations
Christoph Weikl	Chief Compliance Officer	None.

James D. Dilworth	Board Member (Speaker)	Member — Management Board of Allianz Global Investors Holding GmbH; Member (Chairman)— Supervisory Board of Allianz Global Investors Kapitalanlagegesellschaft mbH; Member — Supervisory Board of Allianz Beratungs- und Vertriebs AG; Member — Supervisory Board of Allianz Pension Partners GmbH; Non-Executive Director of Allianz Global Life Ltd.

Claudia V. Kock	Board Member	Member — Board of Directors of Allianz Global Investors Italia SGR S.p.A.

Daniel Lehmann	Board Member	Member — Management Board of Allianz Global Investors Investmentaktiengesellschaft mit Teilgesellschaftsvermögen; Member — Management Board of Allianz Global Investors Kapitalanlagegesellschaft mbH; Member — Board of Directors of Allianz Global Investors Luxembourg S.A.; Member- Management Board of Allianz Global Investors Multi Asset Investmentaktiengesellschaft mit Teilgesellschaftsvermögen

Michael Peters	Board Member	Member-Advisory Committee of Aequitas GmbH Allianz Equity — Alternative Strategies; Member- Management of Allianz Global Investors France S.A.; Member (Chairman) Supervisory Board of Allianz Global Investors Investmentaktiengesellschaft mit Teilgesellschaftsvermögen; Member Board of Directors of Allianz Global Investors Luxembourg S.A,; Member (Chairman)

13

Position with Allianz Global
Name	Investors Europe GmbH	Other Affiliations
Supervisory Board of Allianz Global Investors Multi Asset Investmentaktiengesellschaft mit Teilgesellschaftsvermögen; Member Shareholders’ Committee of Dealis Fund Operations GmbH; Member Shareholders’ Committee of Fondsdepot Bank GmbH

14

NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, TX 75201

Name	Position with Advisor	Other Affiliations

Benno J. Fischer	Managing Director, Compensation Committee	Member-Management Board of Allianz Global Investors Capital LLC, Member — Executive Committee of Allianz Global Investors U.S. LLC

Paul A. Magnuson	Managing Director	None

Barbara Claussen	Managing Director, Chief Operating Officer	Member — Management Board of Allianz Global Investors Capital LLC; Member — Executive Committee, Head of Dallas Office of Allianz Global Investors U.S. LLC.

Michael J. Puntoriero	Chief Financial Officer	See Allianz Global Investors Fund Management LLC

Bradley B. Bartholow	Senior Vice President	None

Robert B. McKinney	Managing Director	None

Thomas Oliver	Managing Director	None

John L. Johnson	Managing Director	None

Colleen Martin	Senior Vice President and Controller	See Allianz Global Investors Fund Management LLC

Horacio Valeiras	Compensation Committee	Member — Management Board, Managing Director and Chief Investment Officer of Allianz Global Investors Capital LLC, Director of Allianz Global Investors Capital Limited, Member — Executive Committee of Allianz Global Investors U.S. LLC

Vinh T. Nguyen	Senior Vice President and Treasurer	See Allianz Global Investors Fund Management LLC

Kellie E. Davidson	Assistant Secretary	See Allianz Global Investors Fund Management LLC

Patti Almanza	Senior Vice President and Chief Compliance Officer	None

Charles H. Field, Jr.	Chief Legal Officer, Secretary and Compensation Committee	See Allianz Global Investors Solutions LLC

Morley Campbell	Senior Vice President	None

James T. Funaro	Senior Vice President-Tax Matters	See Allianz Global Investors Fund Management LLC

Baxter Hines	Vice President	None

Jeffrey N. Reed	Vice President	None

Kim R. Walker	Vice President	None

15

Fuller & Thaler Asset Management, Inc.
411 Borel Avenue, Suite 300
San Mateo, CA 94402

Name	Position with Adviser	Other Affiliations
Russell J. Fuller, CFA, PhD	Chairman of the Board, President & Chief Investment Officer	Chairman of the Board of ReSurge International

Richard H. Thaler, PhD	Member of the Board & Principal	Ralph and Dorothy Keller Distinguished Service Professor of Behavioral Science, Economics and Finance at the Booth School of Business of the University of Chicago; Director of The National Bureau of Economic Research Working Group on Behavioral Economics; Columnist for The New York Times; Consultant for Allianz Global Investors Center for Behavioral Finance; Informal, unpaid advisor to the Behavioral Insight Team appointed by David Cameron, the Prime Minister of the United Kingdom

Daniel Kahneman, PhD	Member of the Board	Senior Scholar at the Woodrow Wilson School of Public and International Affairs, Princeton University; Professor of Psychology and Public Affairs Emeritus at the Woodrow Wilson School of Public and International Affairs, Princeton University; Eugene Higgins Professor of Psychology Emeritus at Princeton University; Fellow of the Center for Rationality at the Hebrew University in Jerusalem; Founding Partner of The Greatest Good; Senior Scientist with Gallup; Consultant for Guggenheim Partners

Thomas G. Fuller	Member of the Board, Senior Vice President, Director of Marketing and Client Relations

Raymond Lin, CFA	Member of the Board, Senior Vice President, Portfolio Manager

David M. Potter, CFA	Member of the Board, Senior Vice President, Portfolio Manager

Frederick W. Stanske, CFA	Member of the Board, Senior Member of the Vice President, Head of Domestic Strategies

Fernando Villegas	Member of the Board, Senior Vice President, Director of Trading

Hanna W. Zanoni, JD George E. Stubbins, Jr., CFA	Member of the Board, Senior Vice President, Chief Financial Officer, Chief Compliance Officer Senior Vice President, Director of Marketing and Client Relations	Member of the Boards of Fuller & Thaler Behavioral Equity Market Neutral Fund, Ltd. and Fuller & Thaler Behavioral Equity Market Neutral Master Fund, Ltd.
Brian Hayes	Vice President, Director of Operations

Roman Sochan	Vice President, Director of Information Technology

Wei Su, CFA, PhD	Vice President, Co-Portfolio Manager, Investment Analyst

Yining Tung, CFA, FRM	Vice President, Head of Risk Management, Investment Analyst

16

Caywood — Scholl Capital Management LLC
4250 Executive Square, Suite 400
La Jolla, CA 92037

Name	Position with Portfolio Manager	Other Affiliations
Eric Scholl	Managing Director,	None.
Chief Executive Officer Member — Board of Managers

Tom Saake	Managing Director, President, Treasurer and Assistant Secretary, Member — Board of Managers	None.

Udo Frank	Member — Board of Managers	See RCM Capital Management LLC.

Dora Fong	Chief Financial Officer	See RCM Capital Management LLC

Steven Gish	Director	None.

David Hays	Director	None.

Ruth Gamet	Director	None.

Scott T. Migliori	Member — Board of Managers	See RCM Capital Management LLC.

David C. Owen	Chief Legal Officer, Secretary	See RCM Capital Management LLC

Paul Koo	Chief Compliance Officer	See RCM Capital Management LLC

Item 32. Principal Underwriters
(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
John Carroll	Managing Director and Chief Executive Officer	None
David B. Jobson	Managing Director	None
Nick Loglisci, Jr.	Managing Director	None
Gerard P. Marino	Managing Director	None
Michael J. Puntoriero	Managing Director	None
Robert J. Rokose	Managing Director	None
Peter L. Slattery	Managing Director	None
Keith C. Wagner	Managing Director	None
Andrew J. Wilmot	Managing Director	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	None
Kristina S. Hooper	Managing Director	None
Joseph S. Quirk	Managing Director	None
Colleen Martin	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None

17

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Eric D. Downing	Senior Vice President	None
Richard Kirk	Senior Vice President, Associate General Counsel	Assistant Secretary
Bryce B. Bulman	Senior Vice President	None
Tod Campo	Senior Vice President	None
Christopher A. Casenhiser	Senior Vice President	None
Catherine M. Carroll	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Stephen J. Dane	Senior Vice President	None
Glenn Dial	Managing Director	None
Joseph F. Eleccion	Senior Vice President	None
Megan L. Frank	Senior Vice President	None
James T. Funaro	Senior Vice President — Tax Matters	None
James T. Hartnett	Senior Vice President	None
Timothy J. Higgins	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
James F. Lyons	Senior Vice President	None
Heiko Mildner	Senior Vice President	None
Kerry A. Murphy	Senior Vice President	None
Jeffrey P. Nizzardo	Senior Vice President	None
Henry W. Orvin	Senior Vice President	None
Greg H. Poplarski	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Francis Ridolfo	Senior Vice President	None
James Scott Rose	Senior Vice President	None
Kevin M. Shanley	Senior Vice President	None
Ernesto Small	Senior Vice President	None
Eugene Smith	Senior Vice President	None
John Maher	Senior Vice President	None
Francis Ridolfo	Senior Vice President	None
Linda M. Sorensen	Senior Vice President	None
John J. Stergio	Senior Vice President	None
Kathleen C. Thompson	Senior Vice President	None
Steve J. Welker	Senior Vice President	None
Ronald W. Wilson	Senior Vice President	None
Justin Wingate	Senior Vice President	None
Todd M. Barney	Vice President	None
Jennifer A. Brenes	Vice President	None
Deborah Brennan	Vice President	None
Rosemary T. Conlon	Vice President	None
Lucianne DeCicco	Vice President	None
Martha Douvogiannis	Senior Vice President	None
Christopher D. Francis	Vice President	None
Linda Shuen Galsim	Senior Vice President	None
Scott B. Goodside	Vice President	None
Mark R. Hathaway	Vice President	None
Steve Howell	Vice President	None
Christopher S. Leo	Vice President	None
Robert Levy	Vice President	None
Scott Lindsay	Vice President	None
Michael P. Lynch	Vice President	None
Troy C. Maag	Vice President	None
Sean P. Maher	Senior Vice President	None
Joseph P. Minnix	Senior Vice President	None
John T. Andrews	Vice President	None
Ryan Bolton	Vice President	None
Hayley Evans	Vice President	None
Keith Frasier	Vice President	None
Corey Kilcourse	Vice President	None

18

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Richard Lavery	Senior Vice President	None
Kristin E. Manning	Vice President	None
Todd C. Monastero	Vice President	None
Ryan T. Muller	Vice President	None
Debra C. Ohstrom	Vice President	None
Josh Orth	Vice President	None
Shohil A. Patel	Vice President	None
Shivaun Prendergast	Vice President	None
Steven Piekara	Vice President	None
Julie Rial	Vice President	None
John Rotondi	Vice President and Chief Compliance Officer	None
Joseph Scull	Vice President	None
Raad J. Taha	Vice President	None
Sophie Wang	Vice President	None
Jenny M. Wolf	Vice President	None
Kellie E. Davidson	Assistant Secretary	None
Mary Bonner	Vice President	None
Kevin Burke	Vice President	None
James Naldi	Vice President	None
Jordan Vettoretti	Vice President	None
Elaine Tam	Vice President	None

*	Principal business address for all individuals listed is 1633 Broadway, New York, NY 10019 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.
Item 33. Location of Accounts and Records
     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, and/or Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105.
Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     Not applicable.

19

NOTICE
     A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 40 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 23rd day of May, 2012.

ALLIANZ FUNDS MULTI-STRATEGY TRUST
By:	/s/ Brian S. Shlissel
	Name:	Brian S. Shlissel
	Title:	President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brian S. Shlissel Brian S. Shlissel	President	May 23, 2012

Lawrence G. Altadonna* Lawrence G. Altadonna	Treasurer and Principal Financial and Accounting Officer

Bradford K. Gallagher* Bradford K. Gallagher	Trustee

James A. Jacobson* James A. Jacobson	Trustee

Hans W. Kertess* Hans W. Kertess	Trustee

John C. Maney* John C. Maney	Trustee

William B. Ogden, IV* William B. Ogden, IV	Trustee

Alan Rappaport* Alan Rappaport	Trustee

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

*By:	/s/ Brian S. Shlissel Brian S. Shlissel
Attorney-In-fact and Agent for the Individuals
Noted Above

Date: May 23, 2012

20

Index to Exhibit

Exhibit	Exhibit Name
(d)(1)(xii)	Revised Schedule to Investment Management Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add NFJ International Small-Cap Value Fund.

(d)(6)(ii)	Revised Schedule to Sub-Advisory Agreement (Schedule A) between Allianz Global Investors Fund Management LLC and NFJ Investment Group LLC to add NFJ International Small-Cap Value Fund.

(e)(1)(x)	Revised Schedule to Distribution Contract (Schedule A) with Allianz Global Investors Distributors LLC.

(h)(1)(vii)	Revised Schedule A to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated May 23, 2012

(h)(3)(xi)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC to add NFJ International Small-Cap Value Fund.

(i)	Opinion and Consent of Counsel.

21